File Nos. 333-95729 and 811-05618

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ( )
           Pre-Effective Amendment No.                                  ( )
                                            ------------
                                            ------------
           Post-Effective Amendment No.         18                      (X)
                                            ------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ( )
           Amendment No.                        238                     (X)
                                            ------------

                        (CHECK APPROPRIATE BOX OR BOXES.)

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (NAME OF DEPOSITOR)

               5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (763) 765-2913
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                           MINNEAPOLIS, MN 55416-1297
                                 (763) 765-2913
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on May 1, 2008 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
May 1, 2008

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS


                                        1

                THE ALLIANZ REWARDS(TM) VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B

                                       AND

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

For your convenience we have provided a glossary (see section 13) that defines key, capitalized terms that are used in this prospectus.

This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the value of the Contract and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

The Contract offers the PRIME Plus Benefit that includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The PRIME Plus Benefit carries a higher Contract expense. The Contract also provides a bonus on net Purchase Payments we receive before the older Owner's 81st birthday. The bonus is subject to a vesting schedule.


Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.

Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract's features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.


Dated: May 1, 2008


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options.


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
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AIM
AZL(R) AIM International Equity Fund


BLACKROCK
AZL(R) Money Market Fund
BlackRock Global Allocation V.I. Fund

CLEARBRIDGE
AZL(R) LMP Large Cap Growth Fund

COLUMBIA
AZL(R) Columbia Technology Fund

DAVIS
AZL(R) Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio(1)

DREYFUS
AZL(R) Dreyfus Founders Equity Growth Fund
AZL(R) Dreyfus Premier Small Cap Value Fund
AZL(R) S&P 500 Index Fund
AZL(R) Small Cap Stock Index Fund
Dreyfus IP Small Cap Stock Index Portfolio(3)
Dreyfus Stock Index Fund, Inc. (3)

FIRST TRUST
AZL(R) First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL(R) Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(2)
Franklin Templeton VIP Founding Funds Allocation Fund

Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund(3)
Templeton Foreign Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS
AZL(R) Fusion Balanced Fund
AZL(R) Fusion Growth Fund
AZL(R) Fusion Moderate Fund

JENNISON
AZL(R) Jennison 20/20 Focus Fund
AZL(R) Jennison Growth Fund
Jennison 20/20 Focus Portfolio(3)

LEGG MASON
AZL(R) Legg Mason Growth Fund
AZL(R) Legg Mason Value Fund

NEUBERGER BERMAN
AZL(R) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZL(R) NACM International Fund

OPPENHEIMER CAPITAL
AZL(R) OCC Opportunity Fund
AZL(R) OCC Value Fund
OpCap Mid Cap Portfolio(4)

OPPENHEIMER FUNDS
AZL(R) Oppenheimer Global Fund
AZL(R) Oppenheimer International Growth Fund
AZL(R) Oppenheimer Main Street Fund
Oppenheimer Global Securities Fund/VA(1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA(1)

PIMCO
AZL(R) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

SCHRODER
AZL(R) Schroder Emerging Markets Equity Fund
AZL(R) Schroder International Small Cap Fund

SELIGMAN
Seligman Smaller-Cap Value Portfolio(1)

TARGETPLUS PORTFOLIOS
AZL TargetPLUS(TM) Balanced Fund
AZL TargetPLUS(TM) Equity Fund
AZL TargetPLUS(TM) Growth Fund
AZL TargetPLUS(TM) Moderate Fund

TURNER
AZL(R) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL(R) Van Kampen Comstock Fund
AZL(R) Van Kampen Equity and Income Fund
AZL(R) Van Kampen Global Franchise Fund
AZL(R) Van Kampen Global Real Estate Fund
AZL(R) Van Kampen Growth and Income Fund
AZL(R) Van Kampen Mid Cap Growth Fund


(1) The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2) The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3) We have filed an exemptive order application with the SEC requesting the following substitutions. If the order is issued, the shares of the replacement Investment Options will be exchanged for the replaced Investment Options, and shares of the replaced Investment Options will no longer be available through the Contracts. It is currently anticipated that if the SEC grants the relief requested, the substitutions will occur in 2008.

Replacement Investment Option                 Replaced Investment Option
--------------------------------------------- -------------------------------------------
AZL Jennison 20/20 Focus Fund                 Jennison 20/20 Focus Portfolio
AZL S&P 500 Index Fund                        Dreyfus Stock Index Fund, Inc.
AZL Small Cap Stock Index Fund                Dreyfus IP Small Cap Stock Index Portfolio
AZL Schroder Emerging Markets Equity Fund     Templeton Developing Markets Securities
                                                  Fund

(4) A fund of the Premier VIT series.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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TABLE OF CONTENTS

Fee Tables............................................5
    Contract Owner Transaction Expenses...............5
    Contract Owner Periodic Expenses..................6
    Annual Operating Expenses of the
       Investment Options.............................7
    Examples..........................................7

1.  The Variable Annuity Contract.....................9
    Ownership........................................10


2.  Purchase.........................................11
    Purchase Payments................................11
    Bonus............................................12
    Automatic Investment Plan (AIP)..................13
    Allocation of Purchase Payments..................13
    Tax-Free Section 1035 Exchanges..................14
    Faxed Applications...............................14
    Free Look/Right to Examine.......................14
    Accumulation Units/Computing the Contract Value..15


3.  The Annuity Phase................................16
    Income Date......................................16
    Partial Annuitization............................16
    Annuity Options..................................17
    Traditional Annuity Payments.....................19

4.  Protected Retirement Income Made Easy:
    The PRIME Plus Benefit...........................20
    Adding the PRIME Plus Benefit To Your Contract...21
    Removing the PRIME Plus Benefit From
        Your Contract................................21
    Investment Option Allocation and Transfer
        Restrictions Under the PRIME Plus Benefit....22
    PB Value.........................................24
    Using the PRIME Plus Benefit.....................28
    GPWB Payments....................................30
    Taxation of GPWB Payments........................31
    Termination of the GPWB..........................32
    GMIB Payments....................................32
    Amount Used to Calculate GMIB Payments...........32
    Taxation of GMIB Payments........................33
    Termination of the GMIB..........................33
    Required Minimum Distributions (RMDs) Under
        Qualified Contracts with the PRIME
        Plus Benefit.................................33

5.  Investment Options...............................34
    Substitution and Limitation on
        Further Investments..........................42
    Transfers........................................42
    Excessive Trading and Market Timing..............43
    Dollar Cost Averaging (DCA) Program..............45
    Flexible Rebalancing.............................46
    Financial Advisers - Asset Allocation Programs...46
    Voting Privileges................................46



6.  Our General Account..............................47

7.  Expenses.........................................47
    Separate Account Annual Expenses.................47
    Contract Maintenance Charge......................48
    Withdrawal Charge................................48
    Transfer Fee.....................................50
    Premium Taxes....................................51
    Income Taxes.....................................51
    Investment Option Expenses.......................51

8.  Taxes............................................51
    Annuity Contracts in General.....................51
    Qualified Contracts..............................52
    Multiple Contracts...............................53
    Partial 1035 Exchanges...........................53
    Distributions - Non-Qualified Contracts..........53
    Distributions - Qualified Contracts..............54
    Assignments, Pledges and Gratuitous Transfers....55
    Death Benefits...................................55
    Withholding......................................55
    Federal Estate Taxes.............................56
    Generation-Skipping Transfer Tax.................56
    Foreign Tax Credits..............................56
    Annuity Purchases by Nonresident Aliens and
        Foreign Corporations.........................56
    Possible Tax Law Changes.........................56
    Diversification..................................56
    Required Distributions...........................56

9.  Access to Your Money.............................57
    Partial Withdrawal Privilege.....................59
    Systematic Withdrawal Program....................59
    The Minimum Distribution Program and Required
        Minimum Distribution (RMD) Payments..........59
    Suspension of Payments or Transfers..............60

10. Illustrations....................................60

11. Death Benefit....................................61
    Traditional Guaranteed Minimum Death Benefit
        (Traditional GMDB)...........................61
    Enhanced Guaranteed Minimum Death Benefit
        (Enhanced GMDB)..............................62
    Termination of the Death Benefit.................63
    Death of the Owner Under Inherited IRA Contracts.63
    Death of the Owner and/or Annuitant Under All
        Other Contracts..............................64
    Death Benefit Payment Options....................67



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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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12. Other Information................................67
    Allianz Life.....................................67
    The Separate Account.............................67
    Distribution.....................................68
    Additional Credits for Certain Groups............69
    Administration/Allianz Service Center............69
    Legal Proceedings................................70
    Financial Statements.............................70

13. Glossary.........................................70

14. Table of Contents of the Statement of
    Additional Information (SAI).....................73



15. Privacy and Security Statement...................74

Appendix A - Annual Operating Expenses for
    Each Investment Option...........................76

Appendix B - Condensed Financial Information.........81

Appendix C - PB Value Calculation Examples...........92

Appendix D - GPWB Under the PRIME Plus Benefit.......94

Appendix E - Death Benefit Calculation Examples......96

Appendix F - Withdrawal Charge Examples..............97

For Service or More Information......................99


The following is a list of common abbreviations used in this prospectus:

        AIA = Annual Increase Amount GPWB = Guaranteed Partial Withdrawal Benefit GMDB = Guaranteed Minimum Death Benefit MAV = Maximum Anniversary Value GMIB = Guaranteed Minimum Income Benefit PRIME = Protected Retirement Income Made Easy

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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FEE TABLES


The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.


The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES


Withdrawal Charge During the Accumulation Phase(1), (2),(3)
(as a percentage of each Purchase Payment withdrawn)


  Number of Complete Years
   Since We Received Your
      Purchase Payment                  Charge
              0                          8.5%
              1                          8.5%
              2                          8.5%
              3                          8.5%
              4                          8.0%
              5                          7.0%
              6                          6.0%
              7                          5.0%
              8                          4.0%
              9                          3.0%
      10 years or more                   0.0%


Transfer Fee(4)............................................$25


Premium Taxes(5)....................................0% to 3.5%
(as a percentage of each Purchase Payment)


(1) The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - GPWB Payments.


(2) The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals).

(3) In Connecticut and New Jersey, the withdrawal charge is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced. For more information, please see section 7, Expenses - Withdrawal Charge.

(4) The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging program, flexible rebalancing program, or the allocation and transfer restrictions for the PRIME Plus Benefit against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses - Transfer Fee.

(5) It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or full distribution of the death benefit. We do not make deductions to reimburse ourselves for premium taxes that we pay from amounts applied to GMIB Payments. This charge varies by state. For more information, please see section 7, Expenses - Premium Taxes.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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CONTRACT OWNER PERIODIC EXPENSES


The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.


During the Accumulation Phase:

Contract Maintenance Charge(6).............................$40

(per Contract per year)

Separate Account Annual Expenses(7)

(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                      Maximum and Current Charges              Current Charges for a Contract with
                                          for a Base Contract                     the PRIME Plus Benefit(8),(9)
                                                                                              Admin.
                                M&E Charges   Admin. Charge      Total      M&E Charges       Charge          Total
Traditional GMDB                   1.55%          0.15%          1.70%         2.25%          0.15%           2.40%
Enhanced GMDB                      1.85%          0.15%          2.00%         2.45%          0.15%           2.60%


                                 Maximum Charges(10) for a Contract with
                                         the PRIME Plus Benefit
                                                 Admin.
                                M&E Charges      Charge          Total
Traditional GMDB                   2.70%          0.15%          2.85%
Enhanced GMDB                      2.90%          0.15%          3.05%

During the Annuity Phase:

Contract Maintenance Charge(11)............................$40
(per Contract per year)

Separate Account Annual Expenses - if you request variable Traditional Annuity Payments (as a percentage of average daily assets invested in a subaccount on an annual basis)

M&E Charge(1(2))            1.55%

Administrative Charge       0.15%

Total                       1.70%


(6) We waive the contract maintenance charge if the Rewards Value of your Contract is at least $75,000 at the time we are to deduct the charge. If the total Rewards Value of all your Contracts that are registered with the same social security number is at least $75,000 we waive the charge on all your Contracts (except in Texas). For more information, please see section 7, Expenses - Contract Maintenance Charge.

(7) The Enhanced GMDB and PRIME Plus Benefit may not be available in all states; check with your registered representative. (8) You can add the PRIME Plus Benefit to your Contract once before age 76. The current charges apply if you add the PRIME

    Plus Benefit at issue, after issue, or if you reset the 7% AIA.

(9) If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GMIB and GPWB terminate and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

(10) This is the maximum charge we could impose if you add the PRIME Plus Benefit to your Contract at issue, after issue, or if you reset the 7% AIA.

(11) We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $75,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.

(12) Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase - Partial Annuitization.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS


This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2007, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.



                                                                                              Minimum         Maximum

Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                             0.52%           1.96%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

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EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The $40 contract maintenance charge is included in the examples as a charge of 0.031% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Owners may pay more or less than the average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.


For additional information, see section 7, Expenses.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

    a) Maximum charges* for a Contract that has the Enhanced GMDB and the PRIME Plus Benefit (which carries the highest Separate Account annual expense of 3.05%)

    b) Current charges for a Contract that has the Enhanced GMDB and the PRIME Plus Benefit (which carries a Separate Account annual expense of 2.60%).

    c)  The Base Contract with the Traditional GMDB

        (which carries the lowest Separate Account annual expense of 1.70%).


Total annual Investment Option operating expenses
before any fee waivers or expense reimbursements of:             1 Year       3 Years        5 Years       10 Years
                                                              ------------- ------------- -------------- -------------
1.96% (the maximum Investment Option operating expense)        a) $1,354     a) $2,362      a) $3,320     a) $5,338
                                                               b) $1,310     b) $2,236      b) $3,121     b) $4,993
                                                               c) $1,222     c) $1,980      c) $2,708     c) $4,246
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.52% (the minimum Investment Option operating expense)        a) $1,213     a) $1,953      a) $2,665     a) $4,167
                                                               b) $1,168     b) $1,822      b) $2,450     b) $3,761
                                                               c) $1,078     c) $1,554      c) $2,005     c) $2,885
------------------------------------------------------------- ------------- ------------- -------------- -------------



In Connecticut and New Jersey the lower withdrawal charge would result in slightly lower expense examples.

If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.



Total annual Investment Option operating expenses
before any fee waivers or expense reimbursements of:             1 Year       3 Years        5 Years       10 Years
                                                              ------------- ------------- -------------- -------------
1.96% (the maximum Investment Option operating expense)          a) $504     a) $1,512      a) $2,520     a) $5,038
                                                                 b) $460     b) $1,386      b) $2,321     b) $4,693
                                                                 c) $372     c) $1,130      c) $1,908     c) $3,946
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.52% (the minimum Investment Option operating expense)          a) $363     a) $1,103      a) $1,865     a) $3,867
                                                                 b) $318      b) $ 972      b) $1,650     b) $3,461
                                                                 c) $228      c) $ 704      c) $1,205     c) $2,585
------------------------------------------------------------- ------------- ------------- -------------- -------------

* If you add the PRIME Plus Benefit to your Contract after the Issue Date, or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.


** Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until ten Contract Years after: a) the date the PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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1. THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its death benefit, annuity benefits and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and subject to certain restrictions, you can make additional Purchase Payments.


The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o   The Business Day before the Income Date if you take a Full Annuitization.
o   The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least three years after your Issue Date. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

* GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.


Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions under the PRIME Plus Benefit" discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select.


We will not make any changes to your Contract without your permission except as may be required by law.

The Contract will terminate when:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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State Specific Contract Restrictions

If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Deductions we make to reimburse ourselves for premium taxes that we pay.
o Selection of certain assumed investment rates for variable Annuity Payments.
o Our ability to restrict transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP

Owner


You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


Joint Owner


A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.


Annuitant

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.


Payee

The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Beneficiary

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

Assignment of a Contract

An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

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2.    PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

o If you select the PRIME Plus Benefit, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $15,000.


o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.

o You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date) or after you exercise the GPWB. In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted. (In Connecticut, no Purchase Payments may be made on or after the older Owner's 81st birthday, or the Annuitant's 81st birthday if the Contract is owned by a non-individual).


o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.


Purchase Payments to Qualified Contracts must not be greater than allowed under federal law and must be from earned income or a qualified transfer. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70 1/2.


We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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BONUS


We will credit each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) with a bonus at the time it is received. During the first 90 days of your Contract, we will base the bonus rate on all net Purchase Payments (not including any bonus) received, which is the total amount of Purchase Payments received in the first 90 days of your Contract, less any withdrawals (but including any withdrawal charge) taken during this period. After this initial period, we will base the bonus rate on all net Purchase Payments (not including any bonus) received from the Issue Date until the time of the contribution. The bonus rates are as follows:


                                    Net Purchase Payment             Bonus

                               $0 - $24,999                            4%
                               $25,000 - $99,999                       5%
                               $100,000 - $999,999                     6%
                               $1,000,000 - $4,999,999                 7%
                               $5,000,000 +                            8%

We will credit the bonus to your Contract subject to the following terms:


1) Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. The bonus only becomes part of any guaranteed benefits that are based on Contract Value as it becomes vested. You will not receive the amount of the bonus credited in any guaranteed benefits that are based on Purchase Payments. Any bonus amounts you receive during the first 90 days of your Contract will vest based on the date of the additional Purchase Payment to which they are applied. The vesting schedule is as follows:


                                   Number of Complete
                              Years Since Purchase Payment        Vesting
                                        Receipt                 Percentage

                                           0                        0%
                                           1                       35%
                                           2                       70%
                                           3+                     100%


2) We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge.


3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.


4) If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.


We pay all bonus amounts from the general account assets of Allianz Life.

Contract charges are deducted from your Rewards Value. Therefore, your Contract incurs expenses on the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right to examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Rewards Value, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. You may alleviate this risk by allocating the bonus amounts to the AZL Money Market Fund. If you select the AZL Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the AZL Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the mortality and expense risk charge) associated with the bonus.


NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Rewards Value and, therefore, any unvested bonus amounts will cease to exist.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Example

o You purchase the Contract with an initial Purchase Payment of $80,000. The bonus rate for this payment would be 5% and the bonus amount would be $4,000. This bonus will be completely vested on the third Contract Anniversary.
o 30 days later we receive a second Purchase Payment of $25,000. The bonus rate for this payment would be 6% and the bonus amount would be $1,500.
o At the time we receive your second payment, you would also receive an additional bonus of 1% (or $800) on your initial Purchase Payment because the second payment was received within the first 90 days of your Contract. The total bonus you would receive on your second Purchase Payment would be $2,300 and this bonus will become vested based on the date we receive your second Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)


The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.


You cannot exercise the GPWB and participate in the AIP at the same time. The AIP will no longer be available to you after the Income Date on which you take a Full Annuitization.

ALLOCATION OF PURCHASE PAYMENTS


We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit" discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit).


If you select the AZL Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the AZL Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment.


You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.


TAX-FREE SECTION 1035 EXCHANGES


Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all or a portion of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o   you might have to pay a withdrawal charge on your previous contract,
o   there will be a new withdrawal charge period for this Contract,
o   other charges under this Contract may be higher (or lower),
o   the benefits may be different, and
o   you will no longer have access to any benefits from your previous contract.


If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

FAXED APPLICATIONS


We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE


If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

The Rewards Value (the Contract Value plus any unvested bonus amounts) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Rewards Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Rewards Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o   adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day and any charges for taxes.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Rewards Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)


Example
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o    The bonus rate is 4%.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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3. THE ANNUITY PHASE

You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.


* GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - PB Value.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.


INCOME DATE


The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or
b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least three years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.


PARTIAL ANNUITIZATION


Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.


You can take Partial Annuitizations as Traditional Annuity Payments after the third Contract Anniversary, and/or as GMIB Payments (if applicable) beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset. However, if your Contract includes the PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the PRIME Plus Benefit, it will also decrease the PB Value. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the PB Value and GMDB values differently. For more information, see the discussion of the PB Value in section 4,

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Protected Retirement Income Made Easy: The PRIME Plus Benefit; section 7, Expenses - Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 11, Death Benefit.


For tax purposes, Annuity Payments we make under a Partial Annuitization will be treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may also make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. You should consult a tax adviser before requesting a Partial Annuitization.


ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.


Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).


Option 1. Life Annuity. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.


Option 2. Life Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.


Option 3. Joint and Last Survivor Annuity. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Option 4. Joint and Last Survivor Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.


Option 5. Refund Life Annuity. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:
    (A)  = Annuity Unit value of the subaccount for that given Investment
           Option when due proof of the Annuitant's death is received at our Service Center.
    (B) = The amount applied to variable Traditional Annuity Payments on the Income Date.
    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
    (D) = The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
    (E)  = Dollar value of first variable Traditional Annuity Payment.
    (F)  = Number of variable Traditional Annuity Payments made since the
           Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").

o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").

o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").

o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
    51.25 (item "D").

o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50

NOTE FOR CONTRACTS ISSUED IN OREGON: Liquidations are available under Annuity Option 2 (life annuity with payments over 10, 15 or 20 years guaranteed) and Annuity Option 4 (joint and last survivor with payments over 10, 15 or 20 years guaranteed) if you select variable Traditional Annuity Payments. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.

Option 6. Specified Period Certain Annuity. This option is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments based on your Contract Value. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, then we will continue to make Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

TRADITIONAL ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o   a variable payout,
o   a fixed payout, or
o   a combination of both.

Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments based on your Contract Value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose variable Traditional Annuity Payments, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o   The age of the Annuitant and any joint Annuitant on the Income Date.
o   The sex of the Annuitant and any joint Annuitant, where permitted.
o   The Annuity Option you select.
o   The assumed investment rate (AIR) you select.
o   The mortality table specified in the Contract.
o   The future performance of the Investment Option(s) you select.


The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.


Each portion of the Contract that you apply to Traditional Annuity Payments will terminate upon the earliest of the following.
o   Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o   Under Annuity Option 6, the expiration of the specified period certain.
o   Contract termination.


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4. PROTECTED RETIREMENT INCOME MADE EASY: THE PRIME PLUS BENEFIT

The PRIME Plus Benefit is not available in the state of Oregon.

The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.


The PRIME Plus Benefit includes a GMIB and GPWB and carries an additional M&E charge. We calculate the additional M&E charge based on the average daily assets in each subaccount. These benefits are provided as a package and are not available individually. The additional M&E charge for the PRIME Plus Benefit will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the PRIME Plus Benefit. The PRIME Plus Benefit does not create Contract Value or guarantee the performance of any Investment Option.

We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested. You will not receive the amount of the bonus credited on the parts of the PB Value that are based on Purchase Payments.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Because the PRIME Plus Benefit carries a higher Contract expense it may not be appropriate if you:
o   do not intend to exercise either the GMIB or GPWB,
o do not intend to hold the Contract for the entire ten year waiting period, or
o intend to take a Full Annuitization before the end of the ten year waiting period.

If your Contract includes the PRIME Plus Benefit and you do not exercise either the GMIB or GPWB, you will have incurred higher Contract expenses without receiving any advantage from the PRIME Plus Benefit. Be sure to discuss with your registered representative whether or not the PRIME Plus Benefit is appropriate for your situation.

Contracts with the PRIME Plus Benefit may also be subject to restrictions on allocations and transfers into certain Investment Options. These restrictions are effected to support the guarantees provided by the PRIME Plus Benefit, and not to meet any Owner's investment objectives. To the extent that these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may potentially be less than the Contract Value you would have had without the PRIME Plus Benefit.


ADDING THE PRIME PLUS BENEFIT TO YOUR CONTRACT


The PRIME Plus Benefit is available for selection once before the older Owner's 76th birthday (or the Annuitant's 76th birthday if the Contract is owned by a non-individual). You cannot add the PRIME Plus Benefit to a Contract after the older Owner reaches age 76. The PRIME Plus Benefit may not be appropriate for Owners who are nearing age 75 because benefit values are limited after age 81. You can select the PRIME Plus Benefit at Contract issue, or after the Issue Date you can select it within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request to add the PRIME Plus Benefit after the Issue Date on the Contract Anniversary* that occurs after your request is received in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the PRIME Plus Benefit to your Contract after the Issue Date, on the rider effective date we will increase the M&E charge by the additional M&E charge for the PRIME Plus Benefit that is in effect for a newly issued Contract as of the rider effective date. We guarantee that it will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. Because we change the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.


NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The PRIME Plus Benefit rider has a ten-day right to examine period. If you change your mind about the PRIME Plus Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the PRIME Plus Benefit rider from your Contract, we will treat the rider as if we had never issued it and it will no longer be available for future selection.

REMOVING THE PRIME PLUS BENEFIT FROM YOUR CONTRACT

You can elect to remove the PRIME Plus Benefit from the Contract after selecting it anytime before you exercise the GMIB or the GPWB. You cannot remove the PRIME Plus Benefit after you exercise the GMIB or the GPWB and if you remove the PRIME Plus Benefit from the Contract it will no longer be available for future selection. You can request the removal of the PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* that occurs immediately after your request is received in good order at our Service Center. If you remove the PRIME Plus Benefit from your Contract, we will decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider removal date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Although you cannot remove the PRIME Plus Benefit from your Contract after you exercise the GPWB or GMIB, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax that we pay (available at anytime).
o Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).


If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.70% on that portion of the Contract.

Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB Payments. If you do elect to stop GPWB Payments:
o   the GPWB will terminate,
o   the Accumulation Phase of the Contract will end,
o   the GMDB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in section 3, The Annuity Phase.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER THE PRIME PLUS BENEFIT

These restrictions will apply to Contracts with the PRIME Plus Benefit as described below. By electing the PRIME Plus Benefit, you are consenting to have us reallocate your Contract Value in accordance with the procedures described in this section and in your Contract.

Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations of Purchase Payments and transfers of Contract Value into certain Investment Options. These restrictions are effected to support the guarantees provided by the PRIME Plus Benefit, and not to meet any Owner's investment objectives. To the extent that these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may potentially be less than the Contract Value you would have had without the PRIME Plus Benefit.

Under Contracts with the PRIME Plus Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options if any of the following limits on volatility or risk are triggered in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit:
o   the average one year volatility* is greater than 15%.
o   the average three year volatility* is greater than 15%.
o   the average one year risk** is greater than 75%.
o   the average three year risk** is greater than 75%.

* As measured by standard deviation. This means that if the standard deviation in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit is greater than 0.15, this limit will be exceeded.

** As measured by the beta compared to the Standard & Poor's(R) 500 Composite Price Index (S&P 500(R)). This means that if the beta in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit as compared to the S&P 500(R) is greater than 0.75, this limit will be exceeded.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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We will monitor these limits on volatility and risk on the first of each calendar month, or the next Business Day if the first is not a Business Day. If any of these limits are triggered, we will notify you and restrict future allocations and transfers as follows:
o    Group A Investment Options will no longer be available to you, and
o you cannot have more than 70% of your total Contract Value in the Group B Investment Options.


                                           Group A Investment Options
                         ---------------------------------------------------------
AZL Columbia Technology Fund                               AZL Small Cap Stock Index Fund
AZL OCC Opportunity Fund                                   Franklin Global Communications Securities Fund
AZL OCC Value Fund                                         PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Schroder International Small Cap Fund                  Templeton Developing Markets Securities Fund

                                           Group B Investment Options
                         ---------------------------------------------------------
AZL AIM International Equity Fund                          AZL TargetPLUS Equity Fund
AZL Dreyfus Founders Equity Growth Fund                    AZL Turner Quantitative Small Cap Growth Fund
AZL Dreyfus Premier Small Cap Value Fund                   AZL Van Kampen Comstock Fund
AZL First Trust Target Double Play Fund                    AZL Van Kampen Global Real Estate Fund
AZL Fusion Growth Fund                                     AZL Van Kampen Mid Cap Growth Fund
AZL Fusion Moderate Fund                                   Davis VA Financial Portfolio
AZL Jennison Growth Fund                                   Dreyfus IP Small Cap Stock Index Portfolio
AZL Legg Mason Growth Fund                                 Franklin Growth and Income Securities Fund
AZL Legg Mason Value Fund                                  Franklin Small-Mid Cap Growth Securities Fund
AZL NACM International Fund                                Franklin Small Cap Value Securities Fund
AZL Neuberger Berman Regency Fund                          OpCap Mid Cap Portfolio
AZL Oppenheimer Global Fund                                Oppenheimer Global Securities Fund/VA
AZL Oppenheimer International Growth Fund                  Templeton Foreign Securities Fund
AZL PIMCO Fundamental IndexPLUS Total Return Fund          Templeton Growth Securities Fund
AZL S&P 500 Index Fund


Group C Investment Options will be available for any amount of Contract Value whether or not the limits are triggered.


                                           Group C Investment Options
                       ---------------------------------------------------------
AZL Davis NY Venture Fund                                  Franklin Rising Dividends Securities Fund
AZL Franklin Small Cap Value Fund                          Franklin Templeton VIP Founding Funds Allocation Fund
AZL Fusion Balanced Fund                                   Franklin U.S. Government Fund
AZL Jennison 20/20 Focus Fund                              Franklin Zero Coupon Fund 2010
AZL LMP Large Cap Growth Fund                              Jennison 20/20 Focus Portfolio
AZL Money Market Fund                                      Mutual Discovery Securities Fund
AZL Oppenheimer Developing Markets Fund                    Mutual Shares Securities Fund
AZL Oppenheimer Main Street Fund                           Oppenheimer High Income Fund/VA
AZL TargetPLUS Balanced Fund                               Oppenheimer Main Street Fund(R)/VA
AZL TargetPLUS Growth Fund                                 PIMCO VIT All Asset Portfolio
AZL TargetPLUS Moderate Fund                               PIMCO VIT Emerging Markets Bond Portfolio
AZL Van Kampen Equity and Income Fund                      PIMCO VIT Global Bond Portfolio (Unhedged)
AZL Van Kampen Global Franchise Fund                       PIMCO VIT High Yield Portfolio
AZL Van Kampen Growth and Income Fund                      PIMCO VIT Real Return Portfolio
BlackRock Global Allocation V.I. Fund                      PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
Davis VA Value Portfolio                                   PIMCO VIT Total Return Portfolio
Dreyfus Stock Index Fund, Inc.                             Seligman Smaller-Cap Value Portfolio
Franklin Global Real Estate Securities Fund                SP International Growth Portfolio
Franklin High Income Securities Fund                       SP Strategic Partners Focused Growth Portfolio
Franklin Income Securities Fund                            Templeton Global Income Securities Fund
Franklin Large Cap Growth Securities Fund




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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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If any of the volatility or risk limits are triggered, we will send you written notice at least 30 days before implementing any restrictions. At that time, we will ask you to reallocate any Contract Value you have in the Group A Investment Options, and any amount in excess of 70% of your Contract Value you have in the Group B Investment Options. We will implement restrictions 60 days after any of the volatility or risk limits are triggered. If we receive instructions from you before the implementation date, we will reallocate your Contract Value according to those instructions. If we do not receive any instructions from you by the implementation date, or if your Contract is still in violation of the allocation or transfer restrictions, we will reallocate your Contract Value on the implementation date in the following order.

First, if you have Contract Value in the Group A Investment Options:
o If your most recent allocation instructions include both Group B and Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B and Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions include only Group B Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions include only Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).
o If your most recent allocation instructions do not include any Group B or Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the AZL Money Market Fund.

Then, if you have more than 70% of total Contract Value in the Group B Investment Options (including any Contract Value transferred out of the Group A Investment Options as previously described):
o If your most recent allocation instructions include any Group C Investment Options, we will transfer the excess Contract Value* out of the Group B Investment Options proportionately and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A and Group B Investment Options).
o If your most recent allocation instructions do not include any Group C Investment Options, we will transfer the excess Contract Value out of the Group B Investment Options and apply it to the AZL Money Market Fund.

* The amount of Contract Value in the Group B Investment Options that is in excess of 70% of the total Contract Value.

After we implement the allocation or transfer restrictions, Group A Investment Options will no longer be available for allocations or transfers, and we will only allow you to make allocations or transfers to Group B Investment Options as long as the Contract Value in the Group B options would be 70% or less of your total Contract Value after the allocation or transfer. In addition, we will monitor your Contract Value in the Group B Investment Options to ensure that it does not exceed 70% of the total Contract Value on the first of each calendar month, or the next Business Day if the first is not a Business Day. If you have more than 70% of the total Contract Value in the Group B Investment Options we will reallocate your Contract Value as indicated above without providing any advance written notice. Once we implement these restrictions, they will remain in effect until the GMIB and the GPWB terminate. You may continue to make allocations or transfers to the Group C Investment Options after we implement these restrictions without limitation as to the amount of Contract Value.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding changes to the Investment Option groupings.

PB VALUE

GMIB and/or GPWB Payments under the PRIME Plus Benefit are based on the PB Value. You can only access the PB Value by exercising the GMIB or GPWB.

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to either:
o   the 7% AIA;
o   the MAV; or
o   the Contract Value.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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If you exercise the GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

If you exercise the GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise the GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.


The 7% AIA may be more limited than the MAV because:
o under the 7% AIA, the 7% increase is only applied to Purchase Payments (not including any bonus) received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years;
o   under the GMIB, there are fewer available Annuity Options; and
o under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.


If you take a GMIB Partial Annuitization, the 7% AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the 7% AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

7% AIA Resets


Before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual) and before you exercise either the GPWB or GMIB, you can elect to reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset: a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise the GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. If you reset the 7% AIA, you will have to wait ten Contract Years from the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in good order we will process it as of the current Contract Anniversary* and we will increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we will change the additional M&E charge for the PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge we will change the number of Accumulation Units so that the Contract Value on the reset anniversary will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.


* Or on the next Business Day if the Contract Anniversary is not a Business Day.

Calculating the 7% AIA

If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value (including any vested bonus) on that date.

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:
o   its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o   if you took a GMIB Partial Annuitization that day based on the:
    - 7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments.
    - MAV, we will reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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For each of the first five Contract Anniversaries that occur after the later of the rider effective date or the reset anniversary and before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

For each Contract Anniversary that occurs after the fifth, and after the later of the rider effective date or the reset anniversary, and before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:
a) is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)  is the difference of i) minus ii) with the result increased by 7% where:
    i) is the 7% AIA on the immediately preceding Business Day, and
    ii) is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.


We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.


Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.


If the rider effective date or reset anniversary occurs before the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.

If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value (including any vested bonus) on that date.

On each Business Day before the fifth Contract Anniversary, the 7% AIA cap is equal to:
o   its value on the immediately preceding Business Day,
o plus two times any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of any Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

o reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.

Beginning on the fifth Contract Anniversary, the 7% AIA cap will no longer increase unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.

If the rider effective date or reset anniversary occurs on or after the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.

On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value (including any vested bonus) on that date. The 7% AIA cap will no longer increase after the rider effective date or the reset anniversary unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization as follows:
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Calculating the MAV

If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value (including any vested bonus) on the rider effective date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o    its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o    if you take a GMIB Partial Annuitization that day based on the:
     - MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
     - the 7% AIA, we will reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.


On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


Any traditional Partial Annuitizations or withdrawals you take may reduce the 7% AIA or the MAV by more than the amount annuitized or withdrawn. If the Contract Value (including any vested bonus) at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).


If you exercise the GPWB and elect the 5% payment option, the PB Value will only increase after you begin receiving GPWB Payments as a result of any step ups. If you exercise the GPWB and elect the 10% payment option, the PB Value will stop increasing on the date you begin receiving GPWB Payments. In addition, if you exercise the GPWB, the PB Value will decrease:
o on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and
o proportionately by the percentage of any Contract Value (including any vested bonus) taken as a withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.


Please see Appendix C for examples of the calculations of the PB Value.

Step Ups Under the GPWB With the 5% Payment Option

Step ups are not available under the 10% payment option and are not available after the older Owner reaches age 91. On every third Contract Anniversary after you exercise the GPWB, if you elect the 5% payment option, we will automatically step up the PB Value to equal the Contract Value (including any vested bonus) if that amount is greater than the PB Value.


Step ups will continue to happen automatically until the earliest of: a) the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.




If we step up the PB Value, we will also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we will not also automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year's GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of "GPWB Payments" later in this section.)


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Step ups will increase the total amount available to you under the GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments will also increase, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum as demonstrated in Appendix D - GPWB Under the PRIME Plus Benefit. Appendix D contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.

USING THE PRIME PLUS BENEFIT

The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you select the 5% GPWB Payment option we will increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise the GPWB and before the older Owner's 91st birthday to "lock in" any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.

The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.


The GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. Be sure to discuss with your registered representative if the GPWB and GMIB are appropriate for your situation.

You must hold your Contract for ten complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the ten-year waiting period.

If you exercise the GPWB:
o   You can no longer remove the PRIME Plus Benefit from the Contract.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o   Partial Annuitizations are no longer available.
o The additional M&E charge for the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate.
o If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you; however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB value will no longer increase, and each GPWB Payment and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o The PB Value will no longer increase if you elect the 10% payment option and 7% AIA resets will no longer be available.
o If you elect the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise the GPWB and before the older Owner's 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.
o Each withdrawal (GPWB Payment and/or Excess Withdrawal) will reduce the PB Value as follows:
    - withdrawals taken during the Contract Year that do not exceed the GPWB Maximum will reduce the PB Value on a dollar for dollar basis, and
    - withdrawals taken during the Contract Year that do exceed the GPWB Maximum will reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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o Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis, as set out in section 7, Expenses - Withdrawal Charge.


Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.

If you exercise a GMIB under a Full Annuitization:
o You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
o   The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.70% Separate Account annual expense.
o If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
o If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
o   The GMDB will terminate.

If you exercise a GMIB under a Partial Annuitization*:
o You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
o    The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o    The GPWB will continue to be available to you.
o The Partial Annuitization will reduce each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Plus Benefit the Owner controls:
o    when to exercise a benefit,
o    which benefit(s) to exercise,
o the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*
o    the frequency of GPWB Payments,* and
o    whether to stop or restart GPWB Payments on an annual basis.

* Owners do not have this flexibility under the GMIB.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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GPWB PAYMENTS

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you will receive an automatic increase or "step up" feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value. Under the 10% payment option, the PB Value is the greater of the MAV or Contract Value. The 5% payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.


* See the discussion of "Step Ups Under the GPWB with the 5% Payment Option" earlier in this section.


If you exercise the GPWB, we will also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it will not carry over to the next Contract Year.

If you request an Excess Withdrawal while you are receiving GPWB Payments and the amount you request plus your GPWB Payments exceeds the annual GPWB Maximum, the amount that exceeds the GPWB Maximum will be subject to any applicable withdrawal charge* and will reduce:
o   the Withdrawal Charge Basis,**
o   the Contract Value,
o the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
o   the GMDB value.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

** GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis.


Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB Value to you:
o within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or
o within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).


You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day. Each GPWB Payment will be equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you will receive one last GPWB Payment that will be equal to the remaining PB Value.

The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, the GPWB will not be available to you and we will contact you to discuss alternate arrangements.


Once each Contract Year, you can elect to:
o   change the frequency of next year's GPWB Payments,
o change the amount of next year's GPWB Payment subject to the GPWB Maximum, or
o   stop GPWB Payments for the next GPWB Year.


You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We will effect any change on the Contract Anniversary and the change will remain in effect for the entire following Contract Year.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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The following changes* are available at any time and will be effective when your request is received in good order at our Service Center.
o Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.
o Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (including any vested bonus and less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay).
o Stop GPWB Payments completely and have us make Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (including any vested bonus and less any deductions we make to reimburse ourselves for premium tax that we pay).


* These changes will cause the GPWB to terminate. For more details, see the discussion of "Removing the PRIME Plus Benefit From Your Contract" earlier in this section.

In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions**) while the GPWB is in effect.


** For more information, see the discussion of "Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit" earlier in this section and section 5, Investment Options - Transfers.


You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:


o receive a lump sum payment of the entire remaining Contract Value (including any vested bonus and less any withdrawal charges and any deduction we make to reimburse ourselves for premium taxes that we pay), the Accumulation Phase of the Contract will end, and the Contract will terminate+; or

o request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus and less any deduction we make to reimburse ourselves for premium taxes that we pay).

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (including any vested bonus and less any withdrawal charges and any deductions we make for premium tax that we pay) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate+.


+ If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.


NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.


TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) will be subject to a withdrawal charge* based on the date of Purchase Payment receipt and it will reduce the Withdrawal Charge Basis, as indicated in section 7, Expenses - Withdrawal Charge.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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TERMINATION OF THE GPWB


The GPWB will terminate upon the earliest of the following.
o   Termination of the PRIME Plus Benefit rider.
o   The Business Day you take an Excess Withdrawal of the entire Contract Value.
o   The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.
o   Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).


GMIB PAYMENTS

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
o Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
o If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
o    We will base all GMIB Payments on an interest rate of 1% per year.

* For more information see section 3, The Annuity Phase - Annuity Options.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:
o transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
o    transfer amounts from one Annuity Payment stream to another; or
o allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment will be equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS


If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase - Partial Annuitization.


If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

TERMINATION OF THE GMIB

If you have not exercised the GMIB, it will terminate upon the earliest of the following.
o    Termination of the PRIME Plus Benefit rider.
o    The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
o    Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

If you exercise the GMIB, each portion of the Contract that you apply to GMIB Payments will terminate upon the earliest of the following.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Termination of the PRIME Plus Benefit rider.
o    Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

REQUIRED MINIMUM DISTRIBUTIONS (RMDs) UNDER QUALIFIED CONTRACTS WITH THE PRIME
     PLUS BENEFIT

The GMIB and GPWB under the PRIME Plus Benefit may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. Therefore, under a Qualified Contract that is subject to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you will not be able to meet your RMD needs without taking Excess Withdrawals.

In addition, RMD payments will reduce your PB Value. We encourage prospective owners who are considering purchasing Qualified Contracts that are subject to RMD payments to consult a tax adviser regarding the PRIME Plus Benefit.

--------------------------------------------------------------------------------
5. INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.


You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. To obtain a current prospectus for any of the Investment Options, contact your registered representative or call us at the toll free telephone number listed at the back of this prospectus. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.


Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.


The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.


We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.




                                                          INVESTMENT OPTIONS


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Investment Management
       Company             Name of
         and               Investment        Asset                         Primary Investments
  Adviser/Subadviser         Option         Category      Objective(s)     (Normal market conditions)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AIM
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL AIM           International  Long-term         At least 80% of its assets in a diversified
Investment Management   International        Equity      growth of         portfolio of international equity
LLC/Investco Aim        Equity Fund                      capital           securities whose issuers are considered by
Capital Management,                                                        the fund's subadviser to have strong
Inc.                                                                       earnings momentum.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
BLACKROCK
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests in a broad range of short-term,
Investment Management   Market Fund        Equivalent    consistent with   high quality U.S. dollar-denominated money
LLC/BlackRock                                            stability of      market instruments, including government,
Institutional                                            principal         U.S. and foreign bank, commercial and other
Management Corporation                                                     obligations. During extended periods of low
                                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become extremely
                                                                           low and possibly negative.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by BlackRock    BlackRock           Specialty    High total        Invests in both equity and debt securities
Advisors,               Global                           investment        of issuers located around the world to
LLC/BlackRock           Allocation V.I.                  return            achieve a combination of capital growth and
Investment              Fund                                               income.
Management, LLC and
BlackRock Asset
Management U.K.
Limited
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Investment Management   Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up
                                                                           to 15% of its assets in securities of
                                                                           foreign issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
COLUMBIA
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Investment Management   Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from
Management Advisors,                                                       technological improvements, advancements or
LLC                                                                        developments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DAVIS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Investment Management   Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Davis VA Value     Large Value   Long-term         Invests primarily in equity securities
                        Portfolio                        growth of         issued by large companies with market
                                                         capital           capitalizations of at least $10 billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Investment Management   Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May invest in
                                                                           non-dividend paying companies if they offer
                                                                           better prospects for capital appreciation.
                                                                           May invest up to 30% of its total assets in
                                                                           foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       36


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Investment Management   Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Normally invests in all 500 stocks in the
                        Index Fund                       return of the     S&P 500(R) in proportion to their weighting
                                                         S&P 500(R)        in the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index(R), and in futures whose performance
                                                         SmallCap 600      is related to the index, rather than
                                                         Index(R)          attempt to replicate the index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by The          Dreyfus IP          Small Cap    Match             Invests in a representative sample of
Dreyfus Corporation     Small Cap Stock                  performance of    stocks included in the S&P SmallCap 600
                        Index Portfolio                  the S&P           Index(R), and in futures whose performance
                                                         SmallCap 600      is related to the index, rather than
                                                         Index(R)          attempt to replicate the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Dreyfus Stock      Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund, Inc.                 return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Investment Management   Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap    Long-term total   Under normal market conditions, invests at
Investment Management   Small Cap Value                  return            least 80% of its net assets in investments
LLC/Franklin Advisory   Fund                                               of small capitalization companies similar
Services, LLC                                                              to those that comprise the Russell 2500(TM)
                                                                           Index at the time of investment.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    High Total        At least 80% of net assets in investments
Templeton               Real Estate                      Return            of companies located anywhere in the world
Institutional, LLC      Securities Fund                                    that operate in the real estate sector and
                                                                           normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Growth    Large Value   Capital           Invests predominantly in a broadly
Advisers, Inc.          and Income                       appreciation,     diversified portfolio of equity securities,
                        Securities Fund                  with current      including securities convertible into
                                                         income as a       common stock.
                                                         secondary goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in debt
                        Income                Bonds      income with       securities offering high yield and expected
                        Securities Fund                  capital           total return.
                                                         appreciation as
                                                         a secondary
                                                         goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Large     Large Blend   Capital           At least 80% of net assets in investments
                        Cap Growth                       appreciation      of large capitalization companies, and
                        Securities Fund                                    normally invests predominantly in equity
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Rising      Mid Cap     Long-term         At least 80% of net assets in investments
Advisory Services, LLC  Dividends                        capital           of companies that have paid rising
                        Securities Fund                  appreciation      dividends, and normally invests
                                                         with              predominantly in equity securities.
                                                         preservation of
                                                         capital as an
                                                         important
                                                         consideration
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                       37


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin             Mid Cap     Long-term         At least 80% of net assets in investments
Advisers, Inc.          Small-Mid Cap                    capital growth    of small capitalization and mid
                        Growth                                             capitalization companies and normally
                        Securities Fund                                    invests predominantely in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Small      Small Cap    Long term total   At least 80% of net assets in investments
Advisory Services,      Cap Value                        return            of small capitalization companies and
LLC                     Securities Fund                                    normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Administered by         Franklin            Specialty    Capital           Invests equal portions in Class 1 shares of
Franklin Templeton      Templeton VIP       (Fund of     appreciation      the Franklin Income Securities Fund, Mutual
Services, LLC           Founding Funds       Funds)      with income as    Shares Securities Fund, and Templeton
                        Allocation Fund                  a secondary       Growth Securities Fund.
                                                         goal.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
Advisers, Inc.          Government Fund       Bonds                        government securities and normally invests
                                                                           primarily in fixed and variable rate
                                                                           mortgage-backed securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        Normally invests at least 80% of its net
                        Coupon Fund 2010   Term Bonds    investment        assets in zero coupon debt securities. The
                                                         return as is      fund will mature in December of 2010 and
                                                         consistent with   will then no longer be available as an
                                                         capital           Investment Option under the Contract. For
                                                         preservation      additional information regarding the
                                                                           maturity of the fund, please see the
                                                                           Franklin Zero Coupon Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests primarily in U.S. and foreign
Mutual Advisers, LLC    Discovery            Equity      appreciation      equity securities that the manager believes
                        Securities Fund                                    are undervalued. The Fund also invests, to
                                                                           a lesser extent, in risk arbitrage
                                                                           securities and distressed companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests primarily in U.S. and foreign
                        Securities Fund                  appreciation,     equity securities that the manager believes
                                                         with income as    are undervalued. The fund also invests, to
                                                         a secondary goal  a lesser extent, in risk arbitrage
                                                                           securities and distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton           Specialty    Long-term         At least 80% of net assets in emerging
Asset Management, Ltd.  Developing                       capital           market investments, and normally invests
                        Markets                          appreciation      predominantly in equity securities.
                        Securities Fund
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Normally invests at least 80% of net assets
Investment Counsel,     Foreign              Equity      capital growth    in investments of issuers located outside
LLC                     Securities Fund                                    the U.S., including those in emerging
                                                                           markets, and normally invests predominantly
                                                                           in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Normally invests mainly in debt securities
Advisers, Inc.          Global Income      Term Bonds    income,           of governments and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Normally invests primarily in equity
Global Advisors         Growth               Equity      capital growth    securities of companies located anywhere in
Limited                 Securities Fund                                    the world, including those in the U.S. and
                                                                           in emerging markets.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Investment Management   Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
LLC                                         Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                       38


------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Investment Management   20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market
                                                                           capitalization at the time of investment
                                                                           and that the subadviser believes have
                                                                           above-average growth prospects.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   Jennison 20/20     Large Blend   Long-term         Invests primarily in up to 40 equity
Investments             Focus Portfolio                  growth of         securities of U.S. companies that the
LLC/Jennison                                             capital           subadviser believes to have strong capital
Associates LLC                                                             appreciation potential.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Investment Management   Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May
                                                                           invest up to 25% of total assets in
                                                                           long-term debt securities and up to 10% of
                                                                           total assets in debt securities rated below
                                                                           investment grade (junk bonds).
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Investment Management   Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Investment Management   International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL OCC             Small Cap    Capital           At least 65% of its assets in common stocks
Investment Management   Opportunity Fund                 appreciation      of "growth" companies with market
LLC/ Oppenheimer                                                           capitalizations of less than $2 billion at
Capital LLC                                                                the time of investment.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment and prices below the
                                                                           subadviser's estimate of intrinsic value.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by OpCap        OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Advisers LLC            Portfolio                        capital           equity securities of companies with market
                                                         appreciation      capitalizations between $500 million and
                                                                           $15 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMERFUNDS
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Oppenheimer   International  Capital           Invests mainly in common stocks of mid and
Investment Management   Global Fund          Equity      appreciation      large-cap companies in the U.S. and foreign
LLC/                                                                       countries, including countries with
OppenheimerFunds, Inc.                                                     developed and emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       39


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              Oppenheimer       International  Long-term         Invests mainly in common stocks of U.S. and
OppenheimerFunds, Inc.  Global               Equity      capital           foreign issuers, currently with an emphasis
                        Securities                       appreciation      in developed markets.
                        Fund/VA
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Oppenheimer        High-Yield    High level of     Invests mainly in a variety of high-yield
                        High Income           Bonds      current income    fixed-income securities of domestic and
                        Fund/VA                                            foreign issuers with at least 65% of total
                                                                           assets in high-yield, lower-grade fixed
                                                                           income securities commonly known as junk
                                                                           bonds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Oppenheimer        Large Blend   High total        Invests mainly in common stocks of U.S.
                        Main Street                      return (which     companies of different capitalization
                        Fund(R)/VA                       includes growth   ranges, presently focusing on
                                                         in the value of   large-capitalization issuers.
                                                         its shares as
                                                         well as current
                                                         income)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PIMCO
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL PIMCO           Specialty    Exceed the        Invests substantially all assets in
Investment Management   Fundamental                      total return of   derivative instruments based on the
LLC/Pacific             IndexPLUS Total                  the FTSE RAFI(TM) Enhanced RAFI(TM)1000, backed by a portfolio
Investment Management   Return Fund                      1000 Index        of short and intermediate term fixed income
Company LLC                                                                instruments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the underlying PIMCO Funds and does not
Company LLC                                  Funds)      consistent with   invest directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT           Specialty    Maximum real      Invests in commodity linked derivative
                        CommodityReal                    return            instruments backed by a portfolio of
                        Return(TM)                       consistent with   inflation-indexed securities and other
                        Strategy                         prudent           fixed income securities.
                        Portfolio                        investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging           Term Bonds    return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond        Term Bonds    return,           instruments of issuers in at least three
                        Portfolio                        consistent with   countries (one of which may be the U.S.),
                        (Unhedged)                       preservation of   which may be represented by futures
                                                         capital and       contracts. Invests primarily in securities
                                                         prudent           of issuers located in economically
                                                         investment        developed countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or equivalently rated
                                                         capital and       by S&P or Fitch. May invest up to 20% of
                                                         prudent           total asets in securities denominated in
                                                         investment        foreign currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio   Term Bonds    return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      instrumentalities and corporations.
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Large Growth   Total return      Invests substantially in S&P 500(R)
                        StocksPLUS(R)                    exceeding that    derivatives, backed by a portfolio of fixed
                        Growth and                       of the S&P        income instruments.
                        Income Portfolio                 500(R)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       40


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
Investment Management   Return Portfolio  Term-Bonds     return,           diversified portfolio of fixed income
Company LLC                                              consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   SP                International  Long-term         Invests primarily in equity-related
Investments             International        Equity      growth of         securities of foreign issuers with at least
LLC/William Blair &     Growth Portfolio                 capital           65% of its total assets in common stocks of
Company LLC and                                                            foreign companies operating or based in at
Marsico Capital                                                            least five different countries.
Management LLC
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   SP Strategic      Large Growth   Long-term         At least 65% of total assets in equity and
Investments             Partners                         growth of         equity-related securities of U.S. companies
LLC/Jennison            Focused Growth                   capital           that the adviser believes to have strong
Associates LLC and      Portfolio                                          capital appreciation potential.
AllianceBernstein L.P.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Schroder        Specialty    Capital           Invests at least 80% of its net assets in
Investment Management   Emerging                         appreciation      equity securities of companies that the
LLC/Schroder            Markets Equity                                     subadviser believes to be "emerging market"
Investment Management   Fund                                               issuers. May invest remainder of assets in
North America Inc.                                                         securities of issuers located anywhere in
                                                                           the world.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Schroder      International  Long-term         At least 80% of net assets in equity
                        International        Equity      capital           securities of small capitalization
                        Small Cap Fund                   appreciation      companies located outside the U.S.
                                                                           (generally with market capitalizations of
                                                                           $3.5 billion or less at the time of
                                                                           investment) that it believes offer the
                                                                           potential for capital appreciation.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SELIGMAN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by J. & W.      Seligman            Small Cap    Long-term         At least 80% of net assets in common stocks
Seligman & Co.          Smaller-Cap                      capital           of "value" companies with smaller market
Incorporated            Value Portfolio                  appreciation      capitalizations (up to $3 billion) at the
                                                                           time of purchase by the portfolio.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Investment Management   Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in
Investment Management   Equity Fund         Portfolio                      common stocks of companies that are
LLC/First Trust                                                            identified by a model based on an
Advisors L.P.                                                              allocation of 20% of fund assets in each of
                                                                           five separate strategies that seek to
                                                                           provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Investment Management   Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       41


------------------------------------------------------------------------------------------------------------------------
TURNER
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Turner          Small Cap    Long-term         At least 80% of its net assets in common
Investment Management   Quantitative                     growth of         stocks and other equity securities of U.S.
LLC/Turner Investment   Small Cap                        capital           companies with small  market
Partners, Inc.          Growth Fund                                        capitalizations that the subadviser
                                                                           believes, based on a quantitative model,
                                                                           have strong earnings growth potential.
                                                                           Small capitalization companies are defined
                                                                           as companies with market capitalizations,
                                                                           at the time of purchase, in the range of
                                                                           companies included in the Russell 2000(R)
                                                                           Growth Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
Investment Management   Comstock Fund                    and income        common stocks with the potential for
LLC/Van Kampen Asset                                                       capital growth and income. May invest  up
Management                                                                 to 25% of total assets in foreign
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Normally invests at
                                                                           least 65% of total assets in securities of
                                                                           issuers from at least three different
                                                                           countries, which may include the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible
                                                                           preferred stocks and debt securities rated
                                                                           "investment grade." May invest  up to 25%
                                                                           of total assets in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid
                        Fund                                               capitalization growth companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------





Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.


We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS


We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.


TRANSFERS

Contracts with the PRIME Plus Benefit will be subject to restrictions on transfers into certain Investment Options if these Contracts exceed certain limits on volatility or risk. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit.

You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.

o We may choose not to allow you to make transfers during the free look/right to examine period.


o   Your request for a transfer must clearly state:
    -   which Investment Choices are involved in the transfer; and
    -   how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.


When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.



The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

Telephone and Other Electronic Transfers

You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o   Increased brokerage and administrative expenses.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o   Prohibiting transfers into specific Investment Choices.
o   Imposing other limitations or restrictions.



We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.


Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.


We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.


We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Your participation in the program will end when any of the following occurs.
o   The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o   Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.


Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to contract owners as stated above.


VOTING PRIVILEGES


We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small


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number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.


We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o   We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


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6. OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

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7.    EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES


Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the current Separate Account annual expenses* are as follows:

                                  Base Contract


                       M&E           Admin.
                        Charges      Charge     Total
  Traditional GMDB       1.55%       0.15%      1.70%
  Enhanced GMDB          1.85%       0.15%      2.00%



                                     Charges for a Contract with the
                                           PRIME Plus Benefit


                                                 Admin.
                                M&E Charges      Charge          Total
Traditional GMDB                   2.25%          0.15%          2.40%
Enhanced GMDB                      2.45%          0.15%          2.60%

* Some or all of the guaranteed benefits may not be available in all states.

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If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GPWB and GMIB benefits terminate and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.70%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable traditional Partial Annuitization.

Mortality and Expense Risk (M&E) Charges

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o   our contractual obligation to make Annuity Payments,
o   the death, income, and withdrawal benefits under the Contract,
o   certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Administrative Charge

This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE

We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Rewards Value is at least $75,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all Contracts registered under the same social security number is at least $75,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $75,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), and the Rewards Value is less than $75,000, we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE


You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within ten complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments (including GMIB Payments), as death benefits, or as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - GPWB Payments and section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD)


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Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge
(CDSC) and withdrawals may be referred to as surrenders.

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments (not including any bonus), less any Purchase Payments withdrawn (excluding any bonus and any penalty-free withdrawals). Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts: withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix F.


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.

1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for ten or more complete years). We do not assess a withdrawal charge on these Purchase Payments.

2. Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.


3. Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.


4. Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                              Number of Complete Years Since
                             We Received Your Purchase Payment       Charge

                                             0                        8.5%
                                             1                        8.5%
                                             2                        8.5%
                                             3                        8.5%
                                             4                        8.0%
                                             5                        7.0%
                                             6                        6.0%
                                             7                        5.0%
                                             8                        4.0%
                                             9                        3.0%
                                     10 years or more                 0.0%


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After we have had a Purchase Payment for ten complete years, there is no charge when you withdraw that Purchase Payment. In the States of Connecticut and New Jersey, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and
0.0% for the time periods referenced above.

We calculate the withdrawal charge at the time of withdrawal. For a withdrawal that is subject to a withdrawal charge, the amount we deduct for the withdrawal charge will be a percentage of the requested withdrawal amount. For partial withdrawals, we deduct the charge from the remaining Rewards Value and we deduct it proportionately from the Investment Choices.


Example: You purchase a Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.


1) Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2) Amounts available under the partial withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.

3) Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to an 8.5% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

                                 $30,000    x  0.085    =    $2,550

    Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $40,000 ($10,000 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $12,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to an 8.5% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

                                 $12,000    x  0.085    =    $1,020

4) Contract earnings. The withdrawal charges of $3,570 are deducted from contract earnings.

In total we withdrew $55,570 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,570.

NOTE: Withdrawals may have tax consequences and, if taken before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE


You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you


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transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the PRIME Plus Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.


PREMIUM TAXES


Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date* if you take a Full Annuitization, the date of full withdrawal from the Contract, or full distribution of the death benefit. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


* We do not make deductions to reimburse ourselves for premium taxes from amounts applied to GMIB Payments.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.


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8. TAXES


NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization. For more information on the taxation of GPWB Payments, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Taxation of GPWB Payments. For more information on the taxation of GMIB Payments, see section 4, Protected Retirement Income Made Easy:
The PRIME Plus Benefit - Taxation of GMIB Payments.


ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

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If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.


We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
o Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

    We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should


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discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.


Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.


MULTIPLE CONTRACTS


Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.


PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.


DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is

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divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1) paid on or after you reach age 59 1/2;
2) paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5) paid as annuity payments under an immediate annuity; or
6) that come from Purchase Payments made before August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.


DISTRIBUTIONS - QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:


1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4) distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)  distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10) a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.


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The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.



ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS


Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.


The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING


Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.


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FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract

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must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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9. ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
o   by taking a withdrawal (including GPWB Payments);
o   by receiving Annuity Payments; or
o   when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o   less any applicable withdrawal charge,
o less any deductions we make to reimburse ourselves for premium tax that we pay, and
o   less any contract maintenance charge.


See the Fee Tables and section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $10,000.* We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

* These limitations do not apply to GPWB Payments.

In the event that there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus amounts first.

Partial withdrawals in excess of the partial withdrawal privilege will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the partial withdrawal privilege amount by the Contract Value.


We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).


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Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix F.

Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.


Example
o You purchase a Contract with an initial Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Rewards Value is $116,600, and your partial withdrawal privilege is $10,000. Your bonus has not vested at all at this time.

    Calculating the total withdrawal charge:
    Amount requested that is subject to a withdrawal charge (amount requested minus the partial withdrawal privilege)
        = $50,000 - $10,000 =.................................................................................$ 40,000
    Multiplied by the withdrawal charge percentage.............................................................x 0.085
    Total withdrawal charge =..................................................................................$ 3,400

    Reducing the Contract Value:
    Contract Value on the day of (but before) the partial withdrawal..........................................$110,600
    Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
        = $50,000 + $3,400 =..................................................................................- 53,400
    Contract Value after the partial withdrawal...............................................................$ 57,200
    Reducing the unvested bonus:
    Amount of the unvested bonus...............................................................................$ 6,000
    Multiplied by the result of the total amount withdrawn, minus the partial withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
        = ($53,400 - $10,000) / $110,600 =.....................................................................x 0.392
    Reduction in the unvested bonus due to the partial withdrawal..............................................$ 2,354
    Unvested bonus after the partial withdrawal = $6,000 - $2,354 =............................................$ 3,646
    Reducing the Rewards Value:

    Rewards Value on the day of (but before) the partial withdrawal...........................................$116,600

    Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
        = $50,000 + $3,400 =..................................................................................- 53,400
    Minus the reduction in the unvested bonus due to the partial withdrawal..................................-   2,354
    Rewards Value after the partial withdrawal................................................................$ 60,846


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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PARTIAL WITHDRAWAL PRIVILEGE

The partial withdrawal privilege for each Contract Year is equal to 10% of your total Purchase Payments, not including any bonus, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. However, if you exercise the GPWB (if applicable) you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in section 7, Expenses - Withdrawal Charge.


If you take a withdrawal of more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis. The partial withdrawal privilege may also be referred to as the partial surrender privilege.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.


SYSTEMATIC WITHDRAWAL PROGRAM


If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot exercise the GPWB and participate in the systematic withdrawal program at the same time.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS


If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, withdrawals will be subject to any applicable withdrawal charge.


This Contract offers a choice of GMDBs. Contracts with the PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by

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the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments will reduce your GMDB, and PB Values.


You cannot participate in the systematic withdrawal and the minimum distribution programs at the same time. You also cannot exercise the GPWB and participate in the minimum distribution program at the same time. We encourage prospective owners who are considering purchasing Qualified Contracts that are subject to RMD payments to consult a tax adviser regarding these benefits.

Inherited IRA Contracts. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o   trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.


We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

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10. ILLUSTRATIONS


In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.


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11. DEATH BENEFIT

At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. The death benefit is only available during the Accumulation Phase of the Contract.


The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 79 or younger on the Issue Date (or the Annuitant is age 79 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 79 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.

The death benefit provided by the Enhanced GMDB will never be less than the death benefit provided by the Traditional GMDB, but they may be equal. Bonus amounts do not become part of the GMDB values that are based on Contract Value until they are vested. You will not receive the amount of the bonus credited on the parts of the GMDB values that are based on Purchase Payments.

You can only select one death benefit at Contract issue. Once you select a death benefit, you cannot change or cancel it. The Enhanced GMDB may not be available in your state. Check with your registered representative regarding availability and be sure to discuss whether your selected death benefit is appropriate for your situation.


The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)


If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1) The Contract Value (including any vested bonus amounts), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2) The Traditional GMDB value, which is the total of all Purchase Payments received (not including any bonus) before you exercise the GPWB (if applicable), reduced as follows.
    o Proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken before you exercise the GPWB (if applicable).
    o Proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization taken before you exercise the GPWB (if applicable).


Any withdrawals taken before you exercise the GPWB, Excess Withdrawals, and/or amounts applied to traditional Partial Annuitizations may reduce the Traditional GMDB value by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

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Any amounts applied to GMIB Partial Annuitizations may reduce the Traditional GMDB value by more than the amount annuitized. If the PB Value at the time of annuitization is less than the Traditional GMDB value, we will deduct more than the amount annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)


If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.


1. The Contract Value (including any vested bonus), determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2. The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


The Enhanced GMDB value is equal to the greater of: a) the 3% Annual Increase Amount (AIA), or b) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner's death.


A. Annual Increase Amount (3% AIA)

The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date (not including any bonus).

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:
o   its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).


On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

We limit the 3% AIA to a maximum of 1.5 times your total Purchase Payments (not including any bonus), reduced as follows:
o proportionately, by the percentage of PB Value applied to each GMIB Partial Annuitiazation (if applicable).
o proportionately, by the percentage of Contract Value (including any vested bonus) annuitized and/or withdrawn (including any withdrawal charge) for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.



B. Maximum Anniversary Value (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:

o    its value on the immediately preceding Business Day,

o plus any additional Purchase Payments (not including any bonus) received that day,


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o reduced proportionately by the percentage of Contract Value (including any vested bonus amounts) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

o reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).


On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


Any withdrawals taken before you exercise the GPWB and/or amounts applied to traditional Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount withdrawn and/or annuitized. If the Contract Value at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).

Any amounts applied to GMIB Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount annuitized. If the PB Value at the time of annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount annuitized from the 3% AIA (or MAV as applicable).

NOTE FOR CONTRACTS WITH THE PRIME PLUS BENEFIT: If you exercise the GPWB, then on and after the exercise date:

o the Traditional GMDB value or Enhanced GMDB value that applies to your Contract will stop increasing and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);

o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease with each GPWB Payment we make and any Excess Withdrawals you take; and

o the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

Please see Appendix E for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT


The GMDB that applies to your Contract will terminate upon the earliest of the following.
o The Business Day before the Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date (for more information, see section 3, The Annuity Phase).
o    The Business Day that the GMDB value and Contract Value are both zero.
o    Contract termination.


DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS


Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:

o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or

o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.


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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. For Qualified Contracts, there can be only one Owner and the Owner must be the Annuitant, unless the Contract is a Qualified Contract owned by a qualified plan or is part of a custodial arrangement. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner; the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your registered representative if you have questions.

                         UPON THE DEATH OF A SOLE OWNER

   Action under the portion of the Contract that is in the Accumulation Phase
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o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.


o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.


      Action under any portion of the Contract applied to Annuity Payments
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o    The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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                         UPON THE DEATH OF A JOINT OWNER
       (NOTE: We do not allow Joint Owners to take Partial Annuitizations)


   Action under the portion of the Contract that is in the Accumulation Phase
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o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.


      Action under any portion of the Contract applied to Annuity Payments
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o    The surviving Joint Owner becomes the sole Owner.

o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.


o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.


o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.



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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action under the portion of the Contract that is in the Accumulation Phase
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o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.

o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.


o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.


Action under any portion of the Contract applied to Annuity Payments
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o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.


o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.

o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.

** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: We do not allow joint Annuitants under a Partial Annuitization and we do not allow joint Annuitants during the Accumulation Phase, so this can only occur under a Full Annuitization)

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o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.

o    No death benefit is payable.

o    If the deceased was a sole Owner, the Beneficiary will become the Owner.

o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


Option A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

Option B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $75,000.

Option C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $75,000. GMIB Payments are not available under this option.


Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

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12. OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.


DISTRIBUTION


Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.


The maximum commission payable to the selling firms for Contract sales is expected not to exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;

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o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
    -   responding to Owner correspondence and inquiries,
    -   processing of Contract changes,
    -   processing withdrawal requests (both partial and total), and
    -   processing annuitization requests.


Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $71,889,235.98 for performing administrative services regarding the Contracts.


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS


We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.


FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

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13.   GLOSSARY

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

AIA = Annual Increase Amount GPWB = Guaranteed Partial Withdrawal Benefit GMDB = Guaranteed Minimum Death Benefit MAV = Maximum Anniversary Value GMIB = Guaranteed Minimum Income Benefit PRIME = Protected Retirement Income Made Easy

Accumulation Phase - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Accumulation Unit - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (Annual Increase Amount) - a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

Annuitant - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

Annuity Options - the income options available to you under the Contract.

Annuity Payments - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

Annuity Phase - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.


Annuity Unit - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.


Base Contract - the contract corresponding to this prospectus that does not include the PRIME Plus Benefit.


Beneficiary - the person(s) or entity the Owner designates to receive any death benefit.


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Business Day - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


Contract Anniversary - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


Contract Value - on any Business Day it is equal to the sum of the values in your selected Investment Choices, less any unvested bonus amounts. It does not include amounts applied to Annuity Payments.

Contract Year - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

Excess Withdrawal - for Contracts with the PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.


Full Annuitization - the application of the entire Contract Value to Annuity Payments. You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.


GMDB (Guaranteed Minimum Death Benefit) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions and state availability.


GMIB (Guaranteed Minimum Income Benefit) - a feature under the PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value. You must wait at least ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset before you can exercise the GMIB and it can only be exercised within 30 days following a Contract Anniversary.


GMIB Payments - Annuity Payments we make to the Payee based on the PB Value.


GPWB (Guaranteed Partial Withdrawal Benefit) - a feature under the PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. You must wait ten Contract Years after the date the PRIME Plus Benefit is added to your Contract, or ten Contract Years after the date of any 7% AIA reset before you can exercise the GPWB and it can only be exercised within 30 days following a Contract Anniversary.


GPWB Maximum - if you have a Contract with the PRIME Plus Benefit and you exercise the GPWB, this is the annual limit of guaranteed partial withdrawals (or GPWB Payments) available to you under the GPWB. The GPWB Maximum is equal to 5% of the PB Value if you select the 5% payment option, or 10% of the PB Value if you select the 10% payment option.

GPWB Payments - withdrawal payments we make to the Owner based on the PB Value.

Income Date - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

Investment Choices - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

Investment Options - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

Issue Date - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

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Joint Owners - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (Maximum Anniversary Value) - a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

Non-Qualified Contract - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Owner - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

Partial Annuitization - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes the PRIME Plus Benefit). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

Payee - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PB Value - the amount used to calculate GPWB Payments and GMIB Payments under the PRIME Plus Benefit.

PRIME (Protected Retirement Income Made Easy) Plus Benefit - an optional benefit package that includes a GMIB and GPWB and carries a higher M&E charge. You may add the PRIME Plus Benefit once before age 76 and later remove it from the Contract if you so choose. We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income.

Purchase Payment - the money you put in the Contract.


Qualified Contract - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.


Rewards Value - on any Business Day it is equal to the sum of the values of your Investment Choices and includes unvested bonus amounts.

Separate Account - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


Service Center - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.


Traditional Annuity Payments - Annuity Payments we make to the Payee based on the Contract Value.

Withdrawal Charge Basis - the total amount under your Contract that is subject to a withdrawal charge.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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--------------------------------------------------------------------------------
14. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)


Allianz Life..........................................2

Experts...............................................2

Legal Opinions........................................2

Distributor...........................................2

Reduction or Elimination of the Withdrawal Charge.....3

Federal Tax Status....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................6


Annuity Provisions....................................7
    Annuity Units/Calculating Annuity Payments........7


Mortality and Expense Risk Guarantee..................7


Information on May 2003 Contracts.....................8


Information on Contracts That Were

    Offered Before April 29, 2005....................15

Information on Original and September 2002
    Contracts........................................16

Financial Statements.................................18

Appendix - Condensed Financial Information...........19


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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--------------------------------------------------------------------------------
15. PRIVACY AND SECURITY STATEMENT


January 2008

Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting your personal information.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share personal information among our insurance companies. The law does not allow customers to prevent these disclosures. A list of our companies can be found at the end of this notice.

Allianz does not sell your personal information to anyone.

We do not share your personal information with anyone for their own marketing purposes. For this reason, depending on your state of residence, no "opt-in," "opt-out," or authorization is required. We also do not share your personal information with any of our affiliated companies outside of the Allianz family of companies.

Personal information about you Allianz collects

Allianz collects personal information about you so that we can process the insurance transactions you request. We limit the amount of personal information collected to what we feel is needed to maintain your account. We may collect your personal information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a credit or motor vehicle report. The information in these reports may be kept by the consumer reporting agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather personal information. The cookies only enable you to use our website more easily.

Personal information about you Allianz shares

Allianz does not share personal information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your personal information, such as your name, address, and policy information, as follows:
o To consumer reporting agencies to obtain a credit report or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o   To your insurance agent so that they can perform services for you.
o   To medical professionals in order to process your claim.
o To a state Department of Insurance in order to examine our records or business practices.
o To state or federal law enforcement agency, as required by law, or to report suspected fraud activities.
o To research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your personal information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz policies and practices regarding security of personal information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to personal information about you to those employees who need the information to service your policy. Allianz works hard to ensure that our websites are secure. We use state of the art technology to protect the personal information that may be shared over these sites.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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Your ability to access and correct your personal information
(residents of AZ, AK, CA, CT, GA, IL, ME, MA, MN, MT, NC, NV, NJ, OH, OR, and
VA)

If you wish to review your personal information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting the information.

Within 30 working days, you may see and copy your information in person. If you prefer, we will send you a copy of your information. You will not be given access to your information collected or in connection with a claim, or a civil or criminal proceeding. If medical information is contained in your file, we may request that you name a medical professional to whom we will send the information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not believe there is an error, you may file a statement disputing the information. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website. (www.allianzlife.com)

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344

Minneapolis, MN 55440-1344

Allianz family of companies:
o   Allianz Life Insurance Company of North America
o   Allianz Life Financial Services, LLC

                                    M40018-B (R-2/2008)


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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--------------------------------------------------------------------------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION


This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


                                    Annual Investment Option operating expenses before                        Total annual
                                           fee waivers or expense reimbursements                                operating
                               ---------------------------------------------------------------                   expenses
                               ---------------------------------------------------------------   Amount of        after

                                                                          Acquired              contractual    contractual

                                              Rule                        fund fees             fee waivers    fee waivers
                                 Management    12b-1   Service  Other        and                     and         or expense
Investment Option                   fees      fees*     fees    expenses  expenses  Total     reimbursements  reimbursements
-----------------------------------------------------------------------------------------------------------------------------
AIM

-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .18          -     1.33              -           1.33
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
BLACKROCK

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation         .55        .25        -        .23          -     1.03              -           1.03
V.I. Fund - Class 3(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .08          -     1.13              -           1.13
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology             .80        .25        -        .15          -     1.20              -           1.20
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DAVIS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .09          -     .84               -            .84
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .09          -     1.09              -           1.09
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .10          -     .85               -            .85
Portfolio(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio(7)         .75          -        -        .06          -     .81               -            .81
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .77        .25        -        .16          -     1.18              -           1.18
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .14          -     1.04              -           1.04
Value Fund - Class
1(1),(8),(9)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .14          -     1.29              -           1.29
Value Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .31          -     .73             .24            .49
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .36          -     .87             .29            .58
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock          .35        .25        -        .01          -     .61               -            .61
Index Portfolio - Service
Shares(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,           .25        .25        -        .02          -     .52               -            .52
Inc. - Service Shares(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .18          -     1.03            .24            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .11          -     1.11              -           1.11
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .54        .25        -        .07          -     .86               -            .86
Communications Securities
Fund - Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate         .75        .25        -        .31          -     1.31            .42            .89
Securities Fund - Class 2(4)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income          .48        .25        -        .04          -     .77               -            .77
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .06          -     .86               -            .86
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       77

-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities          .45        .25        -        .02          -     .72               -            .72
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth           .70        .25        -        .04          -     .99               -            .99
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends           .58        .25        -        .02        .01     .86             .01            .85
Securities Fund - Class
2(3),(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth       .47        .25        -        .28        .01     1.01            .01           1.00
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value            .51        .25        -        .15        .02     .93             .02            .91
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP              .00        .25        -        .41        .65     1.31            .28           1.03
Founding Funds Allocation
Fund - Class 2((10))

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .04          -     .78               -            .78
-
Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .61          -        -        .05          -     .66               -            .66
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .17          -     1.22              -           1.22
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .59        .25        -        .13          -     .97               -            .97
-
Class 2

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets       1.23        .25        -        .25          -     1.73              -           1.73
Securities Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities        .63        .25        -        .14        .02     1.04            .02           1.02
Fund -
Class 2(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .50        .25        -        .14          -     .89               -            .89
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .73        .25        -        .03          -     1.01              -           1.01
Fund -
Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JENNISON

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .77        .25        -        .10          -     1.12              -           1.12
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .17          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus                .75        .25        -        .22          -     1.22              -           1.22
Portfolio -
Class 2(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .11          -     1.21              -           1.21
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .09          -     1.09              -           1.09
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .10          -     1.10              -           1.10
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International Fund(1)      .85        .25        -        .35          -     1.45              -           1.45
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER  CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .11          -     1.21              -           1.21
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .16          -     1.16              -           1.16
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(11)         .80          -        -        .19          -     .99               -            .99
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .15          -     1.05              -           1.05
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .15          -     1.30              -           1.30
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .73        .25        -        .21          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80          -        -        .15          -     .95               -            .95
Fund -
Class 1(1),(8),(9)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .15          -     1.20              -           1.20
Fund -
Class 2(1),(8)

-----------------------------------------------------------------------------------------------------------------------------


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       78

-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities       .62          -        -        .03          -     .65               -            .65
Fund/VA(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income             .73          -        -        .03          -     .76               -            .76
Fund/VA(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street             .64          -        -        .01          -     .65               -            .65
Fund(R)/VA(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .21          -     1.21            .01           1.20
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .15        .25        .69     1.27            .02           1.25
-
Admin. Class(7),(12),(13)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .15        .31        .05     1.00            .05            .95
Strategy Portfolio - Admin.
Class(2),(7) ,(13)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio -
Admin. Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio -
Admin. Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R)             .25          -      .15        .10          -     .50               -            .50
Growth and Income Portfolio -
Admin. Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .43          -     .83               -            .83
Portfolio -
Admin. Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SP International Growth             .85        .25        -        .24          -     1.34              -           1.34
Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused       .90        .25        -        .40          -     1.55              -           1.55
Growth Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder Emerging Markets      1.23        .25        -        .48          -     1.96            .31           1.65
Equity Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .27          -     1.52              -           1.52
Small Cap Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SELIGMAN

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value         1.00          -        -        .14          -     1.14              -           1.14
Portfolio -
Class 1(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .53          -     1.30            .41            .89
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .29          -     1.14            .35            .79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth Fund(1)       .52        .25        -        .29          -     1.06            .17            .89
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .37          -     1.14            .25            .89
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TURNER

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Turner Quantitative Small       .85        .25        -        .13          -     1.23              -           1.23
Cap Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .72        .25        -        .11          -     1.08              -           1.08
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .22          -     1.37            .02           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .09          -     1.09              -           1.09
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth       .80        .25        -        .12          -     1.17              -           1.17
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       79

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (8).

(1) Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2009. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.

(3) The Fund administration fee is paid indirectly through the management fee.

(4) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2007. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(6) The Investment Option commenced operations under this Contract as of May 1, 2008. Therefore, the expenses shown are estimated for the current calendar year.

(7) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.

(8) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.

(9) Not currently available.

(10) Effective December 1, 2007, the administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses, otherwise payable by the Fund, excluding acquired funds' fees and expenses, so that direct operating expenses of the fund do not exceed 0.38% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2009.

(11) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

(12) Acquired fund fees and expenses for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

(13) PIMCO has contractually agreed to waive the advisory fee and/or administration fee. See the Investment Option prospectus for further information.

--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


                                                                                                            TOTAL ANNUAL

                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                            OPERATING
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                    EXPENSES
                               ------------------------------------------------------------                     AFTER
                                                                   ACQUIRED                 AMOUNT OF         CONTRACTUAL
                                        RULE                       FUND FEES  TOTAL ANNUAL  CONTRACTUAL      FEE WAIVERS
                            MANAGEMENT  12B-1      OTHER             AND       OPERATING   FEE WAIVERS AND    OR EXPENSE
INVESTMENT OPTION              FEES     FEES*    EXPENSES   TOTAL  EXPENSES(2) EXPENSES    REIMBURSEMENTS   REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)      .20%      -%       .06%     .26%      1.01%      1.27%         -%            1.27%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .05      .25       1.07        1.32          -             1.32
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .05      .25       1.14        1.39          -             1.39
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.

(1) Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2009. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.

--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.


This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.


* Key to Benefit Option                                                           Separate Account
                                                                                 Annual Expenses(1)
Allianz Rewards - Base Contract with the Traditional GMDB......................        1.70%
Allianz Rewards - Contract with the Enhanced GMDB and the PRIME Plus Benefit ..        2.60%

(1) The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.70%) and a May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit (2.60%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.

The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund


(Number of Accumulation Units in thousands)


                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL AIM International Equity Fund

1.70%

        12/31/2003        N/A     10.084            4
        12/31/2004     10.084     12.107           30
        12/31/2005     12.107     13.852           73
        12/31/2006     13.852     17.302           94
        12/31/2007     17.302     19.496          117
2.60%

        12/31/2003        N/A      9.934           72
        12/31/2004      9.934     11.819          356
        12/31/2005     11.819     13.401          790
        12/31/2006     13.401     16.590         1568
        12/31/2007     16.590     18.525         1951
AZL Columbia Technology Fund

1.70%

        12/31/2003        N/A      8.675           40
        12/31/2004      8.675      8.160           48
        12/31/2005      8.160      8.079           43
        12/31/2006      8.079      8.146           40
        12/31/2007      8.146      9.830           43
2.60%

        12/31/2003        N/A      8.508          206
        12/31/2004      8.508      7.930          460
        12/31/2005      7.930      7.782          506
        12/31/2006      7.782      7.777          563
        12/31/2007      7.777      9.300         1373



                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL Davis NY Venture Fund

1.70%

        12/31/2003        N/A      9.901           45
        12/31/2004      9.901     10.761          134
        12/31/2005     10.761     11.604          176
        12/31/2006     11.604     12.996          243
        12/31/2007     12.996     13.306          218
2.60%

        12/31/2003        N/A      9.710          153
        12/31/2004      9.710     10.459          960
        12/31/2005     10.459     11.178         1655
        12/31/2006     11.178     12.407         2193
        12/31/2007     12.407     12.588         2386
AZL Dreyfus Founders Equity Growth Fund

1.70%

        12/31/2003        N/A      8.756           40
        12/31/2004      8.756      9.272           58
        12/31/2005      9.272      9.532           59
        12/31/2006      9.532     10.584           76
        12/31/2007     10.584     11.315          176
2.60%

        12/31/2003        N/A      8.587          181
        12/31/2004      8.587      9.012          445
        12/31/2005      9.012      9.182          531
        12/31/2006      9.182     10.103          721
        12/31/2007     10.103     10.704         2050


--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.034           20
        12/31/2005     12.034     12.232           19
        12/31/2006     12.232     13.639           23
        12/31/2007     13.639     12.303           29
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.961          197
        12/31/2005     11.961     12.050          465
        12/31/2006     12.050     13.315          583
        12/31/2007     13.315     11.903          551
AZL First Trust Target Double Play Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.577           54
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.481          830
AZL Franklin Small Cap Value Fund

1.70%

        12/31/2003        N/A     12.692           24
        12/31/2004     12.692     15.359           53
        12/31/2005     15.359     16.163           95
        12/31/2006     16.163     18.341          125
        12/31/2007     18.341     17.242          126
2.60%

        12/31/2003        N/A     12.616          171
        12/31/2004     12.616     15.130          774
        12/31/2005     15.130     15.779         1427
        12/31/2006     15.779     17.745         1794
        12/31/2007     17.745     16.532         1777
AZL Fusion Balanced Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.608          100
        12/31/2006     10.608     11.419         1681
        12/31/2007     11.419     12.025         1808
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.544          889
        12/31/2006     10.544     11.249         1965
        12/31/2007     11.249     11.739         1984



                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL Fusion Growth Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.083          198
        12/31/2006     11.083     12.226          426
        12/31/2007     12.226     12.711          516
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.016         4752
        12/31/2006     11.016     12.044         9277
        12/31/2007     12.044     12.408        10241
AZL Fusion Moderate Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.786           57
        12/31/2006     10.786     11.741          172
        12/31/2007     11.741     12.297          268
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.721         2298
        12/31/2006     10.721     11.566         4080
        12/31/2007     11.566     12.004         5264
AZL Jennison 20/20 Focus Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.221           32
        12/31/2006     12.221     13.552           71
        12/31/2007     13.552     14.752           51
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.148          459
        12/31/2006     12.148     13.350          848
        12/31/2007     13.350     14.401          912
AZL Jennison Growth Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.943           15
        12/31/2006     11.943     11.927           10
        12/31/2007     11.927     13.005           29
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.871          233
        12/31/2006     11.871     11.749          399
        12/31/2007     11.749     12.696          551


--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL Legg Mason Growth Fund

1.70%

        12/31/2003        N/A     10.109           22
        12/31/2004     10.109     10.740           24
        12/31/2005     10.740     11.727           31
        12/31/2006     11.727     11.611           41
        12/31/2007     11.611     13.129           84
2.60%

        12/31/2003        N/A      9.958          281
        12/31/2004      9.958     10.485          667
        12/31/2005     10.485     11.346          826
        12/31/2006     11.346     11.133          835
        12/31/2007     11.133     12.475         1508
AZL Legg Mason Value Fund

1.70%

        12/31/2003        N/A     10.004           25
        12/31/2004     10.004     11.325           72
        12/31/2005     11.325     11.832          115
        12/31/2006     11.832     12.414          136
        12/31/2007     12.414     11.448          127
2.60%

        12/31/2003        N/A      9.811          206
        12/31/2004      9.811     11.007          821
        12/31/2005     11.007     11.397         1624
        12/31/2006     11.397     11.851         1524
        12/31/2007     11.851     10.830         1498
AZL LMP Large Cap Growth Fund

1.70%

        12/31/2003        N/A      9.783           95
        12/31/2004      9.783     10.039          176
        12/31/2005     10.039     10.827          177
        12/31/2006     10.827     11.095          182
        12/31/2007     11.095     11.421          172
2.60%

        12/31/2003        N/A      9.637          407
        12/31/2004      9.637      9.800         1275
        12/31/2005      9.800     10.475         1704
        12/31/2006     10.475     10.639         1612
        12/31/2007     10.639     10.852         1428
AZL Money Market Fund

1.70%

        12/31/2003        N/A     10.288          129
        12/31/2004     10.288     10.183          384
        12/31/2005     10.183     10.269          409
        12/31/2006     10.269     10.545          450
        12/31/2007     10.545     10.864          904
2.60%

        12/31/2003        N/A      9.932          885
        12/31/2004      9.932      9.741         2151
        12/31/2005      9.741      9.736         2761
        12/31/2006      9.736      9.908         2785
        12/31/2007      9.908     10.116         4187



                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL NACM International Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.452            1
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.395           37
AZL Neuberger Berman Regency Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.057           21
        12/31/2007     10.057     10.267           26
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.996          163
        12/31/2007      9.996     10.113          252
AZL OCC Opportunity Fund

1.70%

        12/31/2003        N/A     12.741           34
        12/31/2004     12.741     13.498           79
        12/31/2005     13.498     13.945           79
        12/31/2006     13.945     15.312           97
        12/31/2007     15.312     16.390           80
2.60%

        12/31/2003        N/A     12.551          361
        12/31/2004     12.551     13.177         1053
        12/31/2005     13.177     13.492         1196
        12/31/2006     13.492     14.682         1406
        12/31/2007     14.682     15.574         1316
AZL OCC Value Fund

1.70%

        12/31/2003        N/A     11.523           57
        12/31/2004     11.523     13.200          143
        12/31/2005     13.200     13.324          112
        12/31/2006     13.324     15.734          105
        12/31/2007     15.734     14.575          193
2.60%

        12/31/2003        N/A     11.301          266
        12/31/2004     11.301     12.829         1195
        12/31/2005     12.829     12.834         1410
        12/31/2006     12.834     15.020         1403
        12/31/2007     15.020     13.789         2729


--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL Oppenheimer Global Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.449           40
        12/31/2005     11.449     12.677           65
        12/31/2006     12.677     14.494          109
        12/31/2007     14.494     15.069           85
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.380          684
        12/31/2005     11.380     12.488         1182
        12/31/2006     12.488     14.150         1558
        12/31/2007     14.150     14.579         1378
AZL Oppenheimer International Growth Fund

1.70%

        12/31/2003        N/A     11.380            2
        12/31/2004     11.380     12.808           13
        12/31/2005     12.808     14.378           21
        12/31/2006     14.378     18.234           42
        12/31/2007     18.234     20.128           44
2.60%

        12/31/2003        N/A     11.161          128
        12/31/2004     11.161     12.448          362
        12/31/2005     12.448     13.849          584
        12/31/2006     13.849     17.406         1117
        12/31/2007     17.406     19.041         1620
AZL Oppenheimer Main Street Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.737           44
        12/31/2005     10.737     11.132           64
        12/31/2006     11.132     12.542           78
        12/31/2007     12.542     12.798           79
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.672          615
        12/31/2005     10.672     10.966          976
        12/31/2006     10.966     12.245         1125
        12/31/2007     12.245     12.382         1306
AZL PIMCO Fundamental IndexPLUS Total Return Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.059           14
        12/31/2007     11.059     11.596           11
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.992           29
        12/31/2007     10.992     11.422           54



                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL S&P 500 Index Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.862           12
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.803           74
AZL Schroder Emerging Markets Equity Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.450           14
        12/31/2007     10.450     13.388           69
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.388          435
        12/31/2007     10.388     13.187         1455
AZL Schroder International Small Cap Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.224            4
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.169           32
AZL Small Cap Stock Index Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.310            0
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.254           33


--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL TargetPLUS Balanced Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.096            1
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.035           68
AZL TargetPLUS Equity Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.492            4
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.397          344
AZL TargetPLUS Growth Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.919            0
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.859           60
AZL TargetPLUS Moderate Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.059            3
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.999           22


                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL Turner Quantitative Small Cap Growth Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.103            5
        12/31/2006     11.103     12.150            9
        12/31/2007     12.150     12.670            7
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.036          126
        12/31/2006     11.036     11.969          283
        12/31/2007     11.969     12.369          299
AZL Van Kampen Comstock Fund

1.70%

        12/31/2003        N/A      9.432          100
        12/31/2004      9.432     10.860          181
        12/31/2005     10.860     11.096          183
        12/31/2006     11.096     12.630          197
        12/31/2007     12.630     12.140          357
2.60%

        12/31/2003        N/A      9.208          738
        12/31/2004      9.208     10.507         2346
        12/31/2005     10.507     10.639         3400
        12/31/2006     10.639     12.001         3637
        12/31/2007     12.001     11.432         4603
AZL Van Kampen Equity and Income Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.788           11
        12/31/2005     10.788     11.323           21
        12/31/2006     11.323     12.526           71
        12/31/2007     12.526     12.691          167
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.723          446
        12/31/2005     10.723     11.154          948
        12/31/2006     11.154     12.229         1203
        12/31/2007     12.229     12.279         1140
AZL Van Kampen Global Franchise Fund

1.70%

        12/31/2003        N/A     12.250           13
        12/31/2004     12.250     13.512           29
        12/31/2005     13.512     14.832           63
        12/31/2006     14.832     17.683          100
        12/31/2007     17.683     19.090          113
2.60%

        12/31/2003        N/A     12.176          170
        12/31/2004     12.176     13.310          874
        12/31/2005     13.310     14.480         1681
        12/31/2006     14.480     17.108         2225
        12/31/2007     17.108     18.303         2183


--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
AZL Van Kampen Global Real Estate Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.028           56
        12/31/2007     12.028     10.797           42
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.955          529
        12/31/2007     11.955     10.636          640
AZL Van Kampen Growth and Income Fund

1.70%

        12/31/2003        N/A     10.138           62
        12/31/2004     10.138     11.344          187
        12/31/2005     11.344     12.183          216
        12/31/2006     12.183     13.883          223
        12/31/2007     13.883     14.008          198
2.60%

        12/31/2003        N/A      9.897          506
        12/31/2004      9.897     10.975         1355
        12/31/2005     10.975     11.681         1769
        12/31/2006     11.681     13.192         1916
        12/31/2007     13.192     13.191         1850
AZL Van Kampen Mid Cap Growth Fund

1.70%

        12/31/2003        N/A      8.935           37
        12/31/2004      8.935     10.649           98
        12/31/2005     10.649     12.306          150
        12/31/2006     12.306     13.213          129
        12/31/2007     13.213     15.872          217
2.60%

        12/31/2003        N/A      8.723          157
        12/31/2004      8.723     10.303          520
        12/31/2005     10.303     11.800         1229
        12/31/2006     11.800     12.556         1535
        12/31/2007     12.556     14.946         3489
Davis VA Financial Portfolio

1.70%

        12/31/2003        N/A     12.431           11
        12/31/2004     12.431     13.482           40
        12/31/2005     13.482     14.367           47
        12/31/2006     14.367     16.739           55
        12/31/2007     16.739     15.460           45
2.60%

        12/31/2003        N/A     12.001          235
        12/31/2004     12.001     12.898          576
        12/31/2005     12.898     13.621          682
        12/31/2006     13.621     15.729          711
        12/31/2007     15.729     14.396          663


                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
Davis VA Value Portfolio

1.70%

        12/31/2003        N/A     10.074          148
        12/31/2004     10.074     11.125          197
        12/31/2005     11.125     11.971          185
        12/31/2006     11.971     13.536          171
        12/31/2007     13.536     13.923          154
2.60%

        12/31/2003        N/A      9.725          479
        12/31/2004      9.725     10.643          856
        12/31/2005     10.643     11.350          786
        12/31/2006     11.350     12.719          705
        12/31/2007     12.719     12.965          640
Dreyfus IP Small Cap Stock Index Portfolio

1.70%

        12/31/2003        N/A     10.279           32
        12/31/2004     10.279     12.316          118
        12/31/2005     12.316     12.985          152
        12/31/2006     12.985     14.607          117
        12/31/2007     14.607     14.265           95
2.60%

        12/31/2003        N/A     10.125          290
        12/31/2004     10.125     12.023          898
        12/31/2005     12.023     12.563         1373
        12/31/2006     12.563     14.005         1318
        12/31/2007     14.005     13.555         1193
Dreyfus Stock Index Fund, Inc.

1.70%

        12/31/2003        N/A     10.251           71
        12/31/2004     10.251     11.121          170
        12/31/2005     11.121     11.419          200
        12/31/2006     11.419     12.934          169
        12/31/2007     12.934     13.349          119
2.60%

        12/31/2003        N/A     10.098          646
        12/31/2004     10.098     10.856         1750
        12/31/2005     10.856     11.047         1898
        12/31/2006     11.047     12.402         1931
        12/31/2007     12.402     12.685         1633
Franklin Global Communications Securities Fund

1.70%

        12/31/2003        N/A     15.506           12
        12/31/2004     15.506     17.405           21
        12/31/2005     17.405     19.814           27
        12/31/2006     19.814     24.266           37
        12/31/2007     24.266     29.638           32
2.60%

        12/31/2003        N/A     13.575           73
        12/31/2004     13.575     15.101          133
        12/31/2005     15.101     17.037          217
        12/31/2006     17.037     20.679          459
        12/31/2007     20.679     25.029          853


--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
Franklin Global Real Estate Securities Fund

1.70%

        12/31/2003        N/A     37.962           35
        12/31/2004     37.962     49.189           68
        12/31/2005     49.189     54.878           81
        12/31/2006     54.878     65.062           62
        12/31/2007     65.062     50.616           47
2.60%

        12/31/2003        N/A     33.235          161
        12/31/2004     33.235     42.676          509
        12/31/2005     42.676     47.187          750
        12/31/2006     47.187     55.444          723
        12/31/2007     55.444     42.745          572
Franklin Growth and Income Securities Fund

1.70%

        12/31/2003        N/A     28.767           27
        12/31/2004     28.767     31.283           57
        12/31/2005     31.283     31.838           55
        12/31/2006     31.838     36.547           59
        12/31/2007     36.547     34.596           58
2.60%

        12/31/2003        N/A     25.185          139
        12/31/2004     25.185     27.141          467
        12/31/2005     27.141     27.376          621
        12/31/2006     27.376     31.144          636
        12/31/2007     31.144     29.216          607
Franklin High Income Securities Fund

1.70%

        12/31/2003        N/A     20.143           77
        12/31/2004     20.143     21.758          241
        12/31/2005     21.758     22.101           52
        12/31/2006     22.101     23.764           53
        12/31/2007     23.764     23.996           50
2.60%

        12/31/2003        N/A     17.635          175
        12/31/2004     17.635     18.877          421
        12/31/2005     18.877     19.004          599
        12/31/2006     19.004     20.251          679
        12/31/2007     20.251     20.264          618
Franklin Income Securities Fund

1.70%

        12/31/2003        N/A     34.570           11
        12/31/2004     34.570     38.694           57
        12/31/2005     38.694     38.654           95
        12/31/2006     38.654     44.936          139
        12/31/2007     44.936     45.834          174
2.60%

        12/31/2003        N/A     30.265           23
        12/31/2004     30.265     33.571          329
        12/31/2005     33.571     33.237          702
        12/31/2006     33.237     38.293          918
        12/31/2007     38.293     38.706         1042



                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
Franklin Large Cap Growth Securities Fund

1.70%

        12/31/2003        N/A     16.959           39
        12/31/2004     16.959     17.995           98
        12/31/2005     17.995     17.880           93
        12/31/2006     17.880     19.495           96
        12/31/2007     19.495     20.359           67
2.60%

        12/31/2003        N/A     15.828          184
        12/31/2004     15.828     16.644          717
        12/31/2005     16.644     16.389         1023
        12/31/2006     16.389     17.710          961
        12/31/2007     17.710     18.328          871
Franklin Rising Dividends Securities Fund

1.70%

        12/31/2003        N/A     28.938           42
        12/31/2004     28.938     31.578           98
        12/31/2005     31.578     32.111          105
        12/31/2006     32.111     36.977           97
        12/31/2007     36.977     35.373           87
2.60%

        12/31/2003        N/A     25.989          278
        12/31/2004     25.989     28.105         1029
        12/31/2005     28.105     28.323         1290
        12/31/2006     28.323     32.324         1197
        12/31/2007     32.324     30.644         1051
Franklin Small Cap Value Securities Fund

1.70%

        12/31/2003        N/A     12.233           27
        12/31/2004     12.233     14.881           75
        12/31/2005     14.881     15.914           87
        12/31/2006     15.914     18.303           69
        12/31/2007     18.303     17.565           61
2.60%

        12/31/2003        N/A     11.624          155
        12/31/2004     11.624     14.014          756
        12/31/2005     14.014     14.852          922
        12/31/2006     14.852     16.929          835
        12/31/2007     16.929     16.100          701
Franklin Small-Mid Cap Growth Securities Fund

1.70%

        12/31/2003        N/A     18.506           38
        12/31/2004     18.506     20.280           67
        12/31/2005     20.280     20.894           69
        12/31/2006     20.894     22.328           68
        12/31/2007     22.328     24.417           64
2.60%

        12/31/2003        N/A     17.193          170
        12/31/2004     17.193     18.673          537
        12/31/2005     18.673     19.066          643
        12/31/2006     19.066     20.193          619
        12/31/2007     20.193     21.883          586


--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.232            0
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.191          562
Franklin U.S. Government Fund

1.70%

        12/31/2003        N/A     22.508           77
        12/31/2004     22.508     22.897          175
        12/31/2005     22.897     23.053          200
        12/31/2006     23.053     23.576          162
        12/31/2007     23.576     24.707          133
2.60%

        12/31/2003        N/A     19.705          291
        12/31/2004     19.705     19.865          854
        12/31/2005     19.865     19.822         1102
        12/31/2006     19.822     20.090         1185
        12/31/2007     20.090     20.865         1010
Franklin Zero Coupon Fund 2010

1.70%

        12/31/2003        N/A     34.098            7
        12/31/2004     34.098     35.103           12
        12/31/2005     35.103     35.043           16
        12/31/2006     35.043     35.388           11
        12/31/2007     35.388     37.788           11
2.60%

        12/31/2003        N/A     29.851           38
        12/31/2004     29.851     30.455           96
        12/31/2005     30.455     30.131          185
        12/31/2006     30.131     30.157          198
        12/31/2007     30.157     31.911          213
Jennison 20/20 Focus Portfolio

1.70%

        12/31/2003        N/A     10.355            8
        12/31/2004     10.355     11.745           25
        12/31/2005     11.745     14.003           31
        12/31/2006     14.003     15.641           32
        12/31/2007     15.641     16.932           27
2.60%

        12/31/2003        N/A     10.200          103
        12/31/2004     10.200     11.466          546
        12/31/2005     11.466     13.548          715
        12/31/2006     13.548     14.997          611
        12/31/2007     14.997     16.089          561



                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
Mutual Discovery Securities Fund

1.70%

        12/31/2003        N/A     16.384           50
        12/31/2004     16.384     19.037          114
        12/31/2005     19.037     21.705          174
        12/31/2006     21.705     26.260          225
        12/31/2007     26.260     28.874          262
2.60%

        12/31/2003        N/A     15.362          251
        12/31/2004     15.362     17.690          790
        12/31/2005     17.690     19.989         1269
        12/31/2006     19.989     23.968         1739
        12/31/2007     23.968     26.116         2014
Mutual Shares Securities Fund

1.70%

        12/31/2003        N/A     16.403           81
        12/31/2004     16.403     18.162          181
        12/31/2005     18.162     19.742          232
        12/31/2006     19.742     22.977          343
        12/31/2007     22.977     23.374          397
2.60%

        12/31/2003        N/A     15.380          497
        12/31/2004     15.380     16.877          926
        12/31/2005     16.877     18.181         1696
        12/31/2006     18.181     20.972         2355
        12/31/2007     20.972     21.141         2474
OpCap Mid Cap Portfolio

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.989           18
        12/31/2007      9.989     10.530           24
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.929           84
        12/31/2007      9.929     10.372          187
Oppenheimer Global Securities Fund/VA

1.70%

        12/31/2003        N/A      9.634          102
        12/31/2004      9.634     11.286          172
        12/31/2005     11.286     12.684          135
        12/31/2006     12.684     14.677          117
        12/31/2007     14.677     15.340          105
2.60%

        12/31/2003        N/A      9.300          565
        12/31/2004      9.300     10.797         1194
        12/31/2005     10.797     12.026         1035
        12/31/2006     12.026     13.791          946
        12/31/2007     13.791     14.284          859


--------------------------------------------------------------------------------
    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
Oppenheimer High Income Fund/VA

1.70%

        12/31/2003        N/A     11.142           36
        12/31/2004     11.142     11.935           58
        12/31/2005     11.935     12.006           52
        12/31/2006     12.006     12.917           49
        12/31/2007     12.917     12.685           46
2.60%

        12/31/2003        N/A     10.756          137
        12/31/2004     10.756     11.418          243
        12/31/2005     11.418     11.384          217
        12/31/2006     11.384     12.137          199
        12/31/2007     12.137     11.812          241
Oppenheimer Main Street Fund/VA

1.70%

        12/31/2003        N/A      8.252          138
        12/31/2004      8.252      8.880          197
        12/31/2005      8.880      9.252          152
        12/31/2006      9.252     10.463          135
        12/31/2007     10.463     10.741          107
2.60%

        12/31/2003        N/A      7.966          695
        12/31/2004      7.966      8.495         1428
        12/31/2005      8.495      8.772         1192
        12/31/2006      8.772      9.832         1035
        12/31/2007      9.832     10.002          960
PIMCO VIT All Asset Portfolio

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.854          121
        12/31/2005     11.854     12.381          708
        12/31/2006     12.381     12.740         1521
        12/31/2007     12.740     13.567         1378
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.783          561
        12/31/2005     11.783     12.196          922
        12/31/2006     12.196     12.438          789
        12/31/2007     12.438     13.126          776
PIMCO VIT CommodityRealReturn Strategy Portfolio

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.014           21
        12/31/2006     11.014     10.494           58
        12/31/2007     10.494     12.713           55
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.948          323
        12/31/2006     10.948     10.337          679
        12/31/2007     10.337     12.411          911


                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.905           13
        12/31/2006     10.905     11.717           14
        12/31/2007     11.717     12.189           33
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.840          114
        12/31/2006     10.840     11.542          190
        12/31/2007     11.542     11.899          235
PIMCO VIT Global Bond Portfolio (Unhedged)

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.330           25
        12/31/2006      9.330      9.600           28
        12/31/2007      9.600     10.357           67
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.274          104
        12/31/2006      9.274      9.457          218
        12/31/2007      9.457     10.111          420
PIMCO VIT High Yield Portfolio

1.70%

        12/31/2003        N/A     11.179           66
        12/31/2004     11.179     12.041          146
        12/31/2005     12.041     12.327          408
        12/31/2006     12.327     13.223          440
        12/31/2007     13.223     13.456           95
2.60%

        12/31/2003        N/A     10.792          347
        12/31/2004     10.792     11.519          877
        12/31/2005     11.519     11.688         1131
        12/31/2006     11.688     12.425         1254
        12/31/2007     12.425     12.530         1115
PIMCO VIT Real Return Portfolio

1.70%

        12/31/2003        N/A     10.495          112
        12/31/2004     10.495     11.238          315
        12/31/2005     11.238     11.281          349
        12/31/2006     11.281     11.170          345
        12/31/2007     11.170     12.153          309
2.60%

        12/31/2003        N/A     10.432          398
        12/31/2004     10.432     11.070         1502
        12/31/2005     11.070     11.013         2142
        12/31/2006     11.013     10.808         2016
        12/31/2007     10.808     11.652         1925


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio

1.70%

        12/31/2003        N/A      8.263            1
        12/31/2004      8.263      9.002            2
        12/31/2005      9.002      9.159            2
        12/31/2006      9.159     10.347            2
        12/31/2007     10.347     10.869            2
2.60%

        12/31/2003        N/A      7.977            1
        12/31/2004      7.977      8.612            6
        12/31/2005      8.612      8.684            7
        12/31/2006      8.684      9.723            5
        12/31/2007      9.723     10.121            5
PIMCO VIT Total Return Portfolio

1.70%

        12/31/2003        N/A     12.566          150
        12/31/2004     12.566     12.958          430
        12/31/2005     12.958     13.053          418
        12/31/2006     13.053     13.328          421
        12/31/2007     13.328     14.250          382
2.60%

        12/31/2003        N/A     12.131          677
        12/31/2004     12.131     12.397         1560
        12/31/2005     12.397     12.376         2154
        12/31/2006     12.376     12.523         2233
        12/31/2007     12.523     13.269         2345
Seligman Smaller-Cap Value Portfolio

1.70%

        12/31/2003        N/A     20.308           42
        12/31/2004     20.308     23.948           56
        12/31/2005     23.948     22.608           40
        12/31/2006     22.608     26.951           35
        12/31/2007     26.951     27.592           34
2.60%

        12/31/2003        N/A     19.604          317
        12/31/2004     19.604     22.910          592
        12/31/2005     22.910     21.436          492
        12/31/2006     21.436     25.325          410
        12/31/2007     25.325     25.694          350
SP International Growth Portfolio

1.70%

        12/31/2003        N/A      5.546           22
        12/31/2004      5.546      6.331           22
        12/31/2005      6.331      7.208           19
        12/31/2006      7.208      8.516           13
        12/31/2007      8.516      9.973           12
2.60%

        12/31/2003        N/A      5.396          192
        12/31/2004      5.396      6.105          424
        12/31/2005      6.105      6.888          370
        12/31/2006      6.888      8.066          335
        12/31/2007      8.066      9.360          362



                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio

1.70%

        12/31/2003        N/A      5.947           14
        12/31/2004      5.947      6.425           24
        12/31/2005      6.425      7.254           31
        12/31/2006      7.254      7.053           26
        12/31/2007      7.053      7.951           16
2.60%

        12/31/2003        N/A      5.786           78
        12/31/2004      5.786      6.195          374
        12/31/2005      6.195      6.932          439
        12/31/2006      6.932      6.679          394
        12/31/2007      6.679      7.462          333
Templeton Developing Markets Securities Fund

1.70%

        12/31/2003        N/A     11.062           38
        12/31/2004     11.062     13.562           71
        12/31/2005     13.562     16.991          111
        12/31/2006     16.991     21.398           93
        12/31/2007     21.398     27.090           69
2.60%

        12/31/2003        N/A     10.127          260
        12/31/2004     10.127     12.305          938
        12/31/2005     12.305     15.278         1575
        12/31/2006     15.278     19.069         1502
        12/31/2007     19.069     23.924         1319
Templeton Foreign Securities Fund

1.70%

        12/31/2003        N/A     17.945            6
        12/31/2004     17.945     20.911           21
        12/31/2005     20.911     22.650           27
        12/31/2006     22.650     27.045           39
        12/31/2007     27.045     30.696           49
2.60%

        12/31/2003        N/A     16.120            6
        12/31/2004     16.120     18.615          235
        12/31/2005     18.615     19.983          525
        12/31/2006     19.983     23.647          740
        12/31/2007     23.647     26.597          607
Templeton Global Income Securities Fund

1.70%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     30.650            6
2.60%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     26.004           91


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                               Number of
                                  AUV         Accumulation
          Period                  at             Units
          or        AUV at        End         Outstanding
Benefit   Year      Beginning     of           at End of
Option *  Ended     of Period     Period         Period
------------------------------------------------------------
Investment Option

------------------------------------------------------------
Templeton Growth Securities Fund

1.70%

        12/31/2003        N/A     19.275           15
        12/31/2004     19.275     21.985           60
        12/31/2005     21.985     23.532           92
        12/31/2006     23.532     28.182          119
        12/31/2007     28.182     28.354          146
2.60%

        12/31/2003        N/A     17.652           31
        12/31/2004     17.652     19.954          438
        12/31/2005     19.954     21.167         1015
        12/31/2006     21.167     25.123         1306
        12/31/2007     25.123     25.049         1352


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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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APPENDIX C - PB VALUE CALCULATION EXAMPLES


o    You purchase a Contract with the PRIME Plus Benefit. You are the only
     Owner.

o    You make an initial Purchase Payment of $100,000 (not including any bonus).

o You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.

o    The MAV on the ninth Contract Anniversary is $180,000.

o You take a partial withdrawal of $20,000 (including the withdrawal charge) in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.

o    The Contract Value on the tenth Contract Anniversary is $140,000.

o As of the tenth Contract Anniversary you have not yet reached your 81st birthday and the Contracts have not exceeded the limits on volatility or risk that trigger allocation and transfer restrictions under the PRIME Plus Benefit.

On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:


1) The 7% AIA

    Initial Purchase Payment...............................................................................$100,000.00
    Increased by 7% on the first Contract Anniversary.................................................x           1.07
                                                                                                           $107,000.00
    Increased by 7% on the second Contract Anniversary................................................x           1.07
                                                                                                           $114,490.00

    Beginning on the sixth Contract Anniversary we will only apply the 7%
        increase to the 7% AIA amount as of the fifth Contract Anniversary.
    On the sixth Contract Anniversary the 7% AIA is:
    The fifth Contract Anniversary 7% AIA..................................................................$140,255.17
    Increased by 7% on the sixth Contract Anniversary.................................................x           1.07
                                                                                                           $150,073.04
    Plus the additional Purchase Payment received in the sixth Contract Year..............................+  10,000.00
                                                                                                           $160,073.04

    On the seventh Contract Anniversary the 7% AIA is:
    The fifth Contract Anniversary 7% AIA..................................................................$140,255.17
    Increased by 7% on the sixth Contract Anniversary.................................................x           1.07
                                                                                                           $150,073.04
    Increased by 7% on the seventh Contract Anniversary...............................................x           1.07
                                                                                                           $160,578.15
    Plus the additional Purchase Payment received in the sixth Contract Year..............................+  10,000.00
                                                                                                           $170,578.15

    On the ninth Contract Anniversary the 7% AIA is:.......................................................$193,845.92
    On the tenth Contract Anniversary the 7% AIA is:
    The fifth Contract Anniversary 7% AIA increased by 7% for each anniversary since,
        up to and including the tenth:.....................................................................$196,715.14
    Plus the additional Purchase Payment received in the sixth Contract Year..............................+  10,000.00
    Reduced proportionately by the percentage of Contract Value withdrawn during the tenth Contract Year:  ($20,000 / $160,000) = 0.125 x $193,845.92 =.....................-  24,230.74
                                                                                                           $182,484.40

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                                       93

    Verifying that the 7% AIA is within the maximum limit:

        2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =.......................$200,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $200,000 =.........................................................-  25,000
                                                                                                              $175,000
    Therefore the 7% AIA on the tenth Contract Anniversary will be limited to the maximum.....................$175,000

2) The MAV
    The MAV on the ninth Contract Anniversary.................................................................$180,000
    Reduced proportionately by the percentage of Contract Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $180,000 =............................................................-  22,500
                                                                                                              $157,500


The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.

If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value will be the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment will be less than what is available under the 10% payment option, but we will make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option the PB Value will be the MAV, step ups are not available, we will make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment will be more. Under the GPWB you would choose the payment option that is most appropriate for your situation.

* Step ups will continue to happen automatically until the earliest of: a) the older Owner's 91st birthday, or b) you exhaust the PB Value.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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--------------------------------------------------------------------------------
APPENDIX D - GPWB UNDER THE PRIME PLUS BENEFIT

o On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.
o On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value (including any vested bonus) is $140,000 (see the example that appears in Appendix C).
o You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments


                                              Contract    PB Value  GPWB Payment
                                                Value
--------------------------------------------------------------------------------
On the 10th Contract Anniversary              $140,000    $175,000     $8,750
-------------------------------------------- ---------- ----------- ------------
11th Contract Anniversary                     $144,800    $166,250     $8,750
-------------------------------------------- ---------- ----------- ------------
12th Contract Anniversary                     $151,900    $157,500     $8,750
-------------------------------------------- ---------- ----------- ------------
13th Contract Anniversary before the step up  $160,000    $148,750     $8,750
-------------------------------------------- ---------- ----------- ------------
13th Contract Anniversary after the step up   $160,000    $160,000     $8,750
-------------------------------------------- ---------- ----------- ------------
14th Contract Anniversary                     $151,700    $151,250     $8,750
-------------------------------------------- ---------- ----------- ------------
15th Contract Anniversary                     $144,300    $142,500     $8,750
------------------------------------------- ---------- ----------- ------------
16th Contract Anniversary before the step up  $132,900    $133,750     $8,750
-------------------------------------------- ---------- ----------- ------------
16th Contract Anniversary after the step up   $132,900    $133,750     $8,750
-------------------------------------------- ---------- ----------- ------------

o In this example the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value (including any vested bonus) was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

o There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.

o If on the 16th Contract Anniversary the Contract Value (including any vested bonus) had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments

o Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

o Assume the Contract Value (including any vested bonus) on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.

If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment: The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals will be subject to the withdrawal charge, and the Excess Withdrawal will reduce both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.

If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment: The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals will be subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:


    The GPWB Maximum............................................................................................$8,750
    First eight GPWB Payments..................................................................................- 4,800
    Remaining GPWB Maximum......................................................................................$3,950
    Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 - $3,950 =...............$1,050


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                                       95

When we compute the withdrawal charge we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.

We will adjust the PB Value for the Excess Withdrawal as follows:
        The PB Value on the day of (but before) the partial withdrawal.....................................$170,200.00
        The amount of the Excess Withdrawal that does not exceed the GPWB Maximum..........................-  3,950.00
        Reduced proportionately by the remaining amount of the Excess
           Withdrawal's percentage of Contract Value on the day of (but before)
           the partial withdrawal
            = $1,050 / $150,000 = 0.007 x $170,200 =........................................................- 1,191.40
        Remaining PB Value after the Excess Withdrawal.....................................................$165,058.60

In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments will also be subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                       96

--------------------------------------------------------------------------------
APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES

o You purchase a Contract with an initial Purchase Payment of $100,000 (not including any bonus). You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

o   The MAV on the ninth Contract Anniversary is $180,000.

o You take a partial withdrawal of $20,000 (this includes the withdrawal charge) in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. You take no other partial withdrawals.

o   The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with the Enhanced GMDB.
The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

If you elected the Traditional GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1)  Contract Value............................................................................................$140,000
2) The Traditional GMDB value:
    Total Purchase Payments received..........................................................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...............................................- 12,500

                                                                                                              $ 87,500

Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $140,000 Contract Value.

If you elected the Enhanced GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1)  Contract Value.........................................................................................$140,000.00
2) The 3% AIA:
    Initial Purchase Payment...............................................................................$100,000.00
        Increased by 3% on the first Contract Anniversary.............................................x           1.03
                                                                                                           $103,000.00
        Increased by 3% on the second Contract Anniversary............................................x           1.03
                                                                                                           $106,090.00
        Increased by 3% on the third Contract Anniversary.............................................x           1.03
                                                                                                           $109,272.70

        On the ninth Contract Anniversary the 3% AIA is....................................................$130,477.32
           Reduced proportionately by the percentage of Contract Value withdrawn:
                ($20,000 / $160,000) = 0.125 x $130,477.32 =.............................................-   16,309.66
                                                                                                           $114,167.65
        Increased by 3% on the tenth Contract Anniversary.............................................x           1.03
                                                                                                           $117,592.68
        Verifying that the 3% AIA is within the maximum limit:
           1.5 times Purchase Payments: 1.5 x $100,000 =................................$150,000
           Reduced proportionately by the percentage of Contract Value withdrawn:
                ($20,000 / $160,000) = 0.125 x $150,000 =..............................-  18,750

                                                                                       .$131,250

3) The MAV:
    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
            ($20,000 / $160,000) = 0.125 x $180,000 =.......................................................-   22,500
                                                                                                              $157,500

Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $157,500 MAV.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                       97

--------------------------------------------------------------------------------
APPENDIX F - WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchase a Contract with an initial
Purchase Payment of $150,000 and receive a $9,000 bonus. You make no additional
Purchase Payments. The partial withdrawal privilege for each Contract Year is 10% of your total Purchase Payments (not including any bonus), less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $15,000 available under the partial withdrawal privilege.

Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:

o   You take a full withdrawal in the third Contract Year when the Contract
    Value is $140,000 and the withdrawal charge is 8.5%. You have taken no other withdrawals from the Contract.

o There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal.
    Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.


We calculate the withdrawal charge as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase
    Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 - $0 = ......$150,000
    Multiplied by the withdrawal charge...............................................................x   8.5%
           ...........................................................................................$ 12,750


Therefore, we would withdraw $140,000 from the Contract and pay you $127,250
($140,000 less the $12,750 withdrawal charge).

Partial withdrawal under the partial withdrawal privilege followed by a full withdrawal:

o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $15,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

o   You take a full withdrawal in the third Contract Year when the Contract
    Value is $140,000 and the withdrawal charge is 8.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal
    Charge Basis.


We calculate the withdrawal charge for the full withdrawal as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase
    Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 - $0 = ......$150,000
    Multiplied by the withdrawal charge..............................................................x    8.5%
           ...........................................................................................$ 12,750


Therefore, upon the full withdrawal, we would withdraw $140,000 from the Contract and pay you $127,250 ($140,000 less the $12,750 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $136,250.

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                                       98

Partial withdrawal in excess of the partial withdrawal privilege followed by a full withdrawal:

o You take a partial withdrawal of $18,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the partial withdrawal privilege at this time is $15,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.


We calculate the withdrawal charge for the partial withdrawal as follows:
    The amount you will receive that is subject to a withdrawal charge..................................$3,000
    Multiplied by the withdrawal charge.................................................................x 8.5%
           ............................................................................................$   255


Therefore, we would withdraw $18,255 from the Contract and pay you $18,000.

o   Continuing the example, assume you take a full withdrawal in the third
    Contract Year when the Contract Value is $140,000 and the withdrawal charge is 8.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.


We calculate the withdrawal charge for the full withdrawal as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase
    Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 - $3,000 = ..$147,000
    Multiplied by the withdrawal charge..............................................................x    8.5%
           ..........................................................................................$  12,495


Therefore, upon the full withdrawal, we would withdraw $140,000 from the Contract and pay you $127,505 ($140,000 less the $12,495 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $145,505.

A series of partial withdrawals under the partial withdrawal privilege followed by a full withdrawal:

o You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $75,000). The $75,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

o In the sixth Contract Year, the Contract Value is $14,000. Although the maximum available under the partial withdrawal privilege is $15,000, there is only $14,000 of Contract Value available. Assuming you withdraw the $14,000, the partial withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge
    Basis. The withdrawal charge in the sixth Contract Year is 6%.


We calculate the withdrawal charge for the full withdrawal as follows:

    The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any bonus) less any Purchase
    Payments withdrawn (excluding any bonus and any penalty-free withdrawals) = $150,000 - $0 = ......$150,000
    Multiplied by the withdrawal charge.............................................................x       6%
           .........................................................................................$    9,000


Therefore, upon the full withdrawal, we would withdraw $14,000 from the Contract and pay you $5,000 ($14,000 less the $9,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $80,000.

Alternatively, the largest available partial withdrawal at this time is $4,000, as this amount would reduce the Contract Value to the minimum required Contract Value of $10,000. If instead of a full withdrawal, you take a partial withdrawal of $4,000, it will not be subject to a withdrawal charge. After four additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

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    The Allianz Rewards(TM) Variable Annuity Contract Prospectus May 1, 2008
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FOR SERVICE OR MORE INFORMATION

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the PB Value under the GMIB and/or GPWB change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:


    Public Reference Section of the Commission
    100 F Street, NE
    Washington, DC 20549


You can contact us at:

    Allianz Life Insurance Company of North America
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

    Allianz Service Center
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197

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                                  PART B - SAI
                                       1
                       STATEMENT OF ADDITIONAL INFORMATION
                                ALLIANZ REWARDS(TM)
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                           (ALLIANZ LIFE, WE, US, OUR)


                                   MAY 1, 2008


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197

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                                TABLE OF CONTENTS


ALLIANZ LIFE..........................................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    GENERAL...........................................3
    DIVERSIFICATION...................................4
    OWNER CONTROL.....................................4
    CONTRACTS OWNED BY NON-INDIVIDUALS................5
    INCOME TAX WITHHOLDING............................5
    REQUIRED DISTRIBUTIONS............................5
    QUALIFIED CONTRACTS...............................6

ANNUITY PROVISIONS....................................7
    ANNUITY UNITS/CALCULATING VARIABLE
        ANNUITY PAYMENTS..............................7

MORTALITY AND EXPENSE RISK GUARANTEE..................7

INFORMATION ON MAY 2003 CONTRACTS.....................8

INFORMATION ON CONTRACTS THAT WERE OFFERED
    BEFORE APRIL 29, 2005............................15

INFORMATION ON ORIGINAL AND SEPTEMBER 2002 CONTRACTS.16

FINANCIAL STATEMENTS.................................18

APPENDIX - CONDENSED FINANCIAL INFORMATION...........19

                                                                     REWSAI-0508

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ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.


EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2007 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the consolidated financial statements and supplemental schedules of Allianz Life as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:


                 ------------- ---------------------------------- --------------------------------------
                 ------------   AGGREGATE AMOUNT OF COMMISSIONS      AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR                 PAID TO                RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR           ALLIANZ LIFE FINANCIAL           AFTER PAYMENTS TO SELLING FIRMS
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2005             $232,215,191.60                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2006             $207,968,987.55                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2007             $218,444,880.80                              $0
                 ------------- ---------------------------------- --------------------------------------


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,116 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2007, the five firms receiving the largest payments, ranging from $525,320 to $1,867,575, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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                                       3
       FIRM NAME
---------------------------------------
---------------------------------------
  1    LPL Financial Network
  2    AIG Advisor Group
  3    National Planning Holdings
  4    H D Vest Investments
  5    Raymond James


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

o   the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.


For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity

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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.
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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.


INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o   distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o   hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.


Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.


PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

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ANNUITY PROVISIONS


We base Traditional Annuity Payments upon the following.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o   The Annuity Option you select.
o   The age of the Annuitant and any joint Annuitant.
o   The sex of the Annuitant and any joint Annuitant where allowed.


We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.


ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.


We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.


MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


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INFORMATION ON MAY 2003 CONTRACTS
The May 2003 Contracts were replaced by the currently offered Contracts beginning in May 2006. The May 2003 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. The primary difference between May 2003 Contracts and the currently offered Contracts is that the May 2003 Contracts offered the optional Traditional PRIME Benefit and the optional Enhanced PRIME Benefit.

THE PRIME BENEFITS
The PRIME Benefits include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit and carry an additional M&E charge. The PRIME Benefits were available for selection at Contract issue. AFTER THE ISSUE DATE, NEITHER THE TRADITIONAL PRIME BENEFIT NOR THE ENHANCED PRIME BENEFIT CAN BE ADDED TO, CHANGED, OR REMOVED FROM A CONTRACT. IF YOUR CONTRACT INCLUDES A PRIME BENEFIT AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE PRIME BENEFIT.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS AND/OR RIDERS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIB AND GPWB.

We designed the PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested. You will not receive the benefit of the bonus on the parts of the PB Value that are based on Purchase Payments. THE PRIME BENEFITS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

Benefit payments under the PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under the Enhanced PRIME Benefit the PB Value is either the MAV, 3% AIA, or 7% AIA. THE PB VALUE UNDER THE ENHANCED PRIME BENEFIT WILL NEVER BE LESS THAN THE PB VALUE UNDER THE TRADITIONAL PRIME BENEFIT, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE PB VALUE BY EXERCISING THE GMIB OR GPWB.

CANCELING THE PRIME BENEFITS
ONCE YOU EXERCISE A PRIME BENEFIT, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, including any vested bonus, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, including any vested bonus, less any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.70% on that portion of the Contract.

Although you can elect to terminate the GPWB, you cannot elect to terminate the GMIB. If you do elect to stop GPWB Payments:

o   the GPWB will terminate,
o   the Accumulation Phase of the Contract will end,
o   the GMDB will terminate, and

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o if you request Annuity Payments, that portion of the Contract will terminate as indicated in prospectus section 3, The Annuity Phase.

PB VALUE UNDER THE TRADITIONAL PRIME BENEFIT
The PB Value before the date of any Owner's death or exercise of the GPWB is equal to:

o   total Purchase Payments received (not including any bonus),
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE PB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we will deduct more than the amount annuitized or withdrawn from the PB Value.

IF YOU EXERCISE THE GPWB, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS AND IT WILL DECREASE:

o   on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value (including any vested bonus) taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.

PB VALUE UNDER THE ENHANCED PRIME BENEFIT
The PB Value before the date of any Owner's death or exercise of the GPWB is equal to either:

o   the AIA; or
o   the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 7%*.

* Not available in the state of Washington.

If the MAV is greater than both the 3% AIA and the 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or the 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

THE 7% AIA MAY BE MORE LIMITED THAN THE 3% AIA OR THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years;
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and
o under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

CALCULATING THE AIAS
For each AIA that was effective on the Issue Date, the AIA on the Issue Date is equal to the initial Purchase Payment (not including any bonus) received on the Issue Date. For any AIA that was effective after the Issue Date, the AIA on the endorsement effective date is equal to the Contract Value (including any vested bonus) on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:

o   its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o   if you took a GMIB Partial Annuitization that day based on the:

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    - 3% AIA, we will reduce the 3% AIA by the dollar amount applied to GMIB Payments and we will reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.
    - 7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments and we will reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.
    - MAV, we will reduce both the 3% AIA and the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

WE LIMIT THE 3% AIA TO A MAXIMUM OF:

o   1.5 times total Purchase Payments received (not including any bonus),
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus) received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:

o   its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day,
o reduced proportionately by the percentage of Contract Value (including any vested bonus) applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o   if you take a GMIB Partial Annuitization that day based on the:
    - MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
    - 3% AIA or the 7% AIA, we will reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value (including any vested bonus) that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

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ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

IF YOU EXERCISE THE GPWB, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS AND IT WILL DECREASE:

o   on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value (including any vested bonus) taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

USING THE PRIME BENEFITS
The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

You must hold your Contract for ten complete Contract Years before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the ten-year waiting period.

IF YOU EXERCISE THE GPWB:

o   You can no longer make additional Purchase Payments to the Contract.
o   Partial Annuitizations are no longer available.
o The additional M&E charge for the PRIME Benefit will continue until both the GPWB and GMIB terminate.
o If you have the Enhanced GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in prospectus section 7, Expenses - Withdrawal Charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB value will no longer increase, each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o The PB Value will no longer increase, each GPWB Payment will reduce the PB Value on a dollar for dollar basis and any Excess Withdrawals will reduce the PB Value proportionately by the percentage of Contract Value withdrawn.
o Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.

IF YOU EXERCISE A GMIB UNDER A FULL ANNUITIZATION: o The Accumulation Phase will end and the Annuity Phase will begin.

o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.70% Separate Account annual expense.
o If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
o If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
o   The GMDB will terminate.

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IF YOU EXERCISE A GMIB UNDER A PARTIAL ANNUITIZATION*:

o   The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o   The GPWB will continue to be available to you.
o The Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Benefits the Owner controls:
o   when to exercise a benefit,
o   which benefit(s) to exercise, and
o the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.

GPWB PAYMENTS
In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (the GPWB Maximum). If you exercise the GPWB you can elect to receive up to:

o   10% of the PB Value under the Traditional PRIME Benefit,
o 10% of the PB Value under the Enhanced PRIME Benefit if the 3% AIA or MAV applies, or
o   5% of the PB Value under the Enhanced PRIME Benefit if the 7% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges will apply to any Excess Withdrawals you take in the first ten years after you exercise the GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce

o   the Contract Value,
o the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
o   the GMDB value.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB value to you:

o within ten years under the Traditional PRIME Benefit if you take the maximum allowable payment each year.

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o within ten years if you elect the 10% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year.
o within 20 years if you elect the 5% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while the GPWB is in effect.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:
o receive a lump sum payment of the entire remaining Contract Value (including any vested bonus and less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase of the Contract will end, and the Contract will terminate; or
o request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus and less any deduction we make for premium taxes).

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate.*

* If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge.

TERMINATION OF THE GPWB
THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract Value. o The Business Day that the PB Value and Contract Value are both zero. o The Business Day before the Income Date that you take a Full Annuitization. o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GMIB PAYMENTS
The annuity income protection provided by the GMIB will apply only under the following circumstances.

o Your Income Date must be within 30 days following a Contract Anniversary beginning with tenth Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
o   Annuity Option 6* is only available if the PB Value is the MAV.
o If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4.
o We will base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.

* For more information see prospectus section 3, The Annuity Phase - Annuity Options.

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB
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Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:

o transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
o   transfer amounts from one Annuity Payment stream to another; or
o allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise the GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the 3% AIA or MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase - Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

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TERMINATION OF THE GMIB
IF YOU HAVE NOT EXERCISED THE GMIB, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o   The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
o   Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

IF YOU EXERCISE THE GMIB, EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o   Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o   Under Annuity Option 6, the expiration of the specified period certain.
o   Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

SEPARATE ACCOUNT ANNUAL EXPENSES FOR MAY 2003 CONTRACTS
The Separate Account annual expenses for May 2003 Contracts without a PRIME Benefit during the Accumulation Phase are the same as the expenses for the currently offered Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for the currently offered Contracts with the PRIME Plus Benefit.

The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are as follows: SEPARATE ACCOUNT ANNUAL EXPENSES(1) (as a percentage of average daily assets invested in a subaccount on an annual basis)

                               MAY 2003 CONTRACTS WITH THE
                                TRADITIONAL PRIME BENEFIT
                                  M&E      ADMIN.
                                CHARGES   CHARGE     TOTAL
TRADITIONAL GMDB                 1.75%     0.15%     1.90%
ENHANCED GMDB                    2.00%     0.15%     2.15%

(1) Some or all of the guaranteed benefits may not be available in all states; check with your registered representative.

The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for currently offered Contracts.

For more information on the expenses and charges of currently offered Contracts please see the Fee Tables in the prospectus.

INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005
Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elects to have us make variable Annuity Payments under Annuity Options 2, or 4. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.

LIQUIDATIONS UNDER ANNUITY OPTION 2 (LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We
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will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

LIQUIDATIONS UNDER ANNUITY OPTION 4 (JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

COMMUTATION FEE/WITHDRAWAL CHARGE FOR LIQUIDATIONS UNDER ANNUITY OPTIONS 2, OR
4. If you request variable Traditional Annuity Payments under Annuity Options 2, or 4 and take a liquidation, we may assess a commutation fee. The commutation fee as a percentage of the amount liquidated is equal to:

        ---------------------------------- ---------------
         NUMBER OF COMPLETE YEARS SINCE
                   INCOME DATE                 CHARGE
        ---------------------------------- ---------------
        ---------------------------------- ---------------
                        0                        7%
        ---------------------------------- ---------------
        ---------------------------------- ---------------
                        1                        6%
        ---------------------------------- ---------------
        ---------------------------------- ---------------
                        2                        5%
        ---------------------------------- ---------------
        ---------------------------------- ---------------
                        3                        4%
        ---------------------------------- ---------------
        ---------------------------------- ---------------
                        4                        3%
        ---------------------------------- ---------------
        ---------------------------------- ---------------
                        5                        2%
        ---------------------------------- ---------------
        ---------------------------------- ---------------
                 6 years or more                 1%
        ---------------------------------- ---------------

We assess the commutation fee to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation. The commutation fee may not apply or may be revised in some states.

INFORMATION ON ORIGINAL AND SEPTEMBER 2002 CONTRACTS
Original Contracts were first offered in May 2000, and September 2002 Contracts were first offered at that time. Both Contracts were replaced by the May 2003 Contracts. Original and September 2002 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.

Original Contracts had a minimum mortality and expense risk (M&E) charge of 1.50%, a maximum potential M&E charge of 2.40%, and allowed Owners to add, after the Issue Date, the optional Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on May 2003 Contracts.

September 2002 Contracts had a minimum M&E charge of 1.50%, a maximum potential M&E charge of 2.15%, offered an optional Enhanced GMIB, and did not include the GPWBs.

The Enhanced GMIB value on September 2002 Contracts is equal to the greater of:
o the Annual Increase Amount (AIA) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
o the Maximum Anniversary Value (MAV) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.
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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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For September 2002 Contracts, the 5% AIA on each Business Day other than a Contract Anniversary is calculated in the same way as it is under the Enhanced PRIME Benefit for May 2003 Contracts. Then, on each Contract Anniversary before the older Owner's 81st birthday it is equal to its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. We limit the AIA under the Enhanced GMIB for September 2002 Contracts to a maximum of two times the total Purchase Payments received (not including any bonus), reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization, and reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each withdrawal taken or traditional Partial Annuitization taken. The MAV for September 2002 Contracts is calculated in the same manner as the MAV for May 2003 Contracts. For more information, please see the discussion earlier in this SAI.

The Traditional GMDB available under both of these older Contracts is the same as what is available under the Contracts we currently offer. The Enhanced GMDB value on Original Contracts is equal to the greater of:

o total Purchase Payments received (not including any bonus), reduced proportionately by the percentage of the Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each withdrawal taken or traditional Partial Annuitization taken, and reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization; or
o the MAV before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

The Enhanced GMDB on September 2002 Contracts is the same as what is available under the Contracts we currently offer. However, the AIA under the Enhanced GMDB on September 2002 Contracts is calculated in the same manner as it is for September 2002 Contracts with the Enhanced GMIB, but there is no limit on the AIA under the Enhanced GMDB for September 2002 Contracts. The MAV under the Enhanced GMDB on Original and September 2002 Contracts is calculated in the same manner as it is for currently offered Contracts. For more details on the death benefits see prospectus section 11, Death Benefit.

Original and September 2002 Contracts did not include the Dollar Cost Averaging Fixed Option. If you purchased one of these older Contracts before June 16, 2000 you can elect to receive variable Traditional Annuity Payments under Annuity Option 6. Under these variable Traditional Annuity Payments you can also take partial liquidations at least once each Contract Year of up to 100% of the liquidation value in the Contract. We do not assess a commutation fee on the amount liquidated. We will process these liquidations within seven days after your written request is received in good order at the Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guarantee period by the percentage of the liquidation value you withdraw.

Original and September 2002 Contracts also provided a waiver of withdrawal charge that permits you to take money out of the Contract under certain circumstances without incurring a withdrawal charge:

o if after the third Contract Year, any Owners become confined to a nursing home or hospital for 90 consecutive days; or
o if after the first Contract Year, any Owners become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required).

The waiver will not apply if any of the above conditions existed on your Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

Also, after the first Contract Year, if any Owner becomes unemployed for at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

These waivers vary from state to state and may not be available in all states. Check with your registered representative for details on the waivers available in your state.
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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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The charges for older Contracts differ from the charges of the currently offered Contracts as follows: SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE (as a percentage of average daily assets invested in a subaccount on an annual basis)

FOR SEPTEMBER 2002 CONTRACTS: *

                         CHARGES FOR A CONTRACT WITHOUT THE GMIB         CHARGES FOR A CONTRACT WITH THE ENHANCED GMIB
                       M&E CHARGES      ADMIN. CHARGE       TOTAL         M&E CHARGES       ADMIN. CHARGE       TOTAL
Traditional GMDB          1.50%             0.15%           1.65%            1.80%              0.15%           1.95%
Enhanced GMDB             1.80%             0.15%           1.95%            2.00%              0.15%           2.15%

FOR ORIGINAL CONTRACTS: *

                         CHARGES FOR A CONTRACT          CHARGES FOR A CONTRACT WITH       CHARGES FOR A CONTRACT WITH
                         WITHOUT A PRIME BENEFIT        THE TRADITIONAL PRIME BENEFIT       THE ENHANCED PRIME BENEFIT
                       M&E        ADMIN.                 M&E        ADMIN.                 M&E         ADMIN.
                      CHARGES     CHARGE      TOTAL     CHARGES     CHARGE      TOTAL     CHARGES     CHARGE      TOTAL
Traditional GMDB       1.50%      0.15%       1.65%      1.70%      0.15%       1.85%      2.20%       0.15%      2.35%
Enhanced GMDB          1.70%      0.15%       1.85%      1.90%      0.15%       2.05%      2.40%       0.15%      2.55%

During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses for these older Contracts is equal on an annual basis to 1.65%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.

* Some or all of the guaranteed benefits may not have been available in all states.


FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2007, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2007 are also included herein.


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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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APPENDIX - CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for the Contracts we currently offer and for older Rewards Contracts that we no longer offer is found below.


This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

                                                                                                    SEPARATE ACCOUNT
KEY TO BENEFIT OPTION*                                                                             ANNUAL EXPENSES(1)
RWDE 1..... Allianz Rewards - Original Contract with the Enhanced GMDB and no PRIME Benefit.......       1.85%
RWDE 2..... Allianz Rewards - September 2002 Contract with the Enhanced GMDB and no GMIB..........       1.95%
RWDE 3..... Allianz Rewards - September 2002  Contract with the Enhanced GMDB and Enhanced GMIB...       2.15%
RWDE 4..... Allianz Rewards - May 2003 Contract with the Enhanced GMDB and no GMIB, and the
            currently offered Base Contract with the Enhanced GMDB................................       2.00%
RWDE 5..... Allianz Rewards - May 2003 Contract with the Enhanced GMDB and Traditional PRIME
            Benefit...............................................................................       2.15%
RWDE 7..... Allianz Rewards - Original Contract with the Enhanced GMDB and Traditional PRIME
            Benefit...............................................................................       2.05%
RWDE 8..... Allianz Rewards - Original Contract with the Enhanced GMDB and Enhanced PRIME Benefit.       2.55%
RWDT 1..... Allianz Rewards - Original Contract with the Traditional GMDB and no PRIME Benefit,
            and September 2002 Contract with the Traditional GMDB and no GMIB.....................       1.65%
RWDT 2..... Allianz Rewards - September 2002 Contract with the Traditional GMDB and Enhanced GMIB.       1.95%
RWDT 5..... Allianz Rewards - May 2003 Contract with the Enhanced GMDB and Traditional PRIME
            Benefit...............................................................................       1.90%
RWDT 6..... Allianz Rewards - May 2003 Contract with the Traditional GMDB and Enhanced PRIME
            Benefit, and currently offered Contract with the Traditional GMDB and the PRIME Plus
            Benefit...............................................................................       2.40%
RWDT 7..... Allianz Rewards - Original Contract with the Traditional GMDB and Traditional PRIME
            Benefit...............................................................................       1.85%
RWDT 8..... Allianz Rewards - Original Contract with the Traditional GMDB and Enhanced PRIME
            Benefit...............................................................................       2.35%

(1) The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.70%) and a May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit (2.60%) are the same as the expenses for the currently offered Contract, therefore the AUV information is included in the prospectus.


The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund

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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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(Number of Accumulation Units in thousands)


                                                 NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM International Equity Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.059           18
        12/31/2003      8.059     10.059           18
        12/31/2004     10.059     12.059           40
        12/31/2005     12.059     13.776           56
        12/31/2006     13.776     17.181           56
        12/31/2007     17.181     19.330           68
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.054            0
        12/31/2003      8.054     10.042            3
        12/31/2004     10.042     12.027            4
        12/31/2005     12.027     13.725            7
        12/31/2006     13.725     17.101           10
        12/31/2007     17.101     19.221           11
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.043           19
        12/31/2003      8.043     10.009          115
        12/31/2004     10.009     11.962          155
        12/31/2005     11.962     13.625          180
        12/31/2006     13.625     16.942          229
        12/31/2007     16.942     19.004          255
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.034            5
        12/31/2004     10.034     12.011           31
        12/31/2005     12.011     13.700           43
        12/31/2006     13.700     17.061          104
        12/31/2007     17.061     19.167          111
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.009            2
        12/31/2004     10.009     11.962           11
        12/31/2005     11.962     13.625           12
        12/31/2006     13.625     16.942           17
        12/31/2007     16.942     19.004           11
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.025            0
        12/31/2004     10.025     11.995            0
        12/31/2005     11.995     13.675            0
        12/31/2006     13.675     17.021            4
        12/31/2007     17.021     19.112            3
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.942            0
        12/31/2004      9.942     11.835            0
        12/31/2005     11.835     13.426            4
        12/31/2006     13.426     16.629           13
        12/31/2007     16.629     18.578           13


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT         UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.070           73
        12/31/2003      8.070     10.093           40
        12/31/2004     10.093     12.124           43
        12/31/2005     12.124     13.877           41
        12/31/2006     13.877     17.342           71
        12/31/2007     17.342     19.551           80
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.054            8
        12/31/2003      8.054     10.042           75
        12/31/2004     10.042     12.027          108
        12/31/2005     12.027     13.725          110
        12/31/2006     13.725     17.101          112
        12/31/2007     17.101     19.221          145
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.051            3
        12/31/2004     10.051     12.043           10
        12/31/2005     12.043     13.750           23
        12/31/2006     13.750     17.141           40
        12/31/2007     17.141     19.276           39
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.967           39
        12/31/2004      9.967     11.883          268
        12/31/2005     11.883     13.500          602
        12/31/2006     13.500     16.745         1032
        12/31/2007     16.745     18.736         1382
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.059            0
        12/31/2004     10.059     12.059            0
        12/31/2005     12.059     13.776            0
        12/31/2006     13.776     17.181            0
        12/31/2007     17.181     19.330            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.975            0
        12/31/2004      9.975     11.899            0
        12/31/2005     11.899     13.525            5
        12/31/2006     13.525     16.785            2
        12/31/2007     16.785     18.790            7

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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
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 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Columbia Technology Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.738            1
        12/31/2002     10.738      6.205           29
        12/31/2003      6.205      8.647           95
        12/31/2004      8.647      8.121           57
        12/31/2005      8.121      8.029           10
        12/31/2006      8.029      8.083           11
        12/31/2007      8.083      9.740           20
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.198           16
        12/31/2003      6.198      8.628           24
        12/31/2004      8.628      8.095           30
        12/31/2005      8.095      7.995           18
        12/31/2006      7.995      8.042           18
        12/31/2007      8.042      9.680           18
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.184           37
        12/31/2003      6.184      8.591          274
        12/31/2004      8.591      8.044          273
        12/31/2005      8.044      7.929          160
        12/31/2006      7.929      7.959          145
        12/31/2007      7.959      9.561          160
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.619            9
        12/31/2004      8.619      8.082            9
        12/31/2005      8.082      7.979           11
        12/31/2006      7.979      8.021           12
        12/31/2007      8.021      9.650           18
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.591            0
        12/31/2004      8.591      8.044            1
        12/31/2005      8.044      7.929            2
        12/31/2006      7.929      7.959            2
        12/31/2007      7.959      9.561           12
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.610            0
        12/31/2004      8.610      8.070            4
        12/31/2005      8.070      7.962            0
        12/31/2006      7.962      8.000            4
        12/31/2007      8.000      9.620           10
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.517            3
        12/31/2004      8.517      7.943            3
        12/31/2005      7.943      7.798            2
        12/31/2006      7.798      7.797            2
        12/31/2007      7.797      9.328            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.741            6
        12/31/2002     10.741      6.220           51
        12/31/2003      6.220      8.685          129
        12/31/2004      8.685      8.173           87
        12/31/2005      8.173      8.096           94
        12/31/2006      8.096      8.167           94
        12/31/2007      8.167      9.860          124
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.198           16
        12/31/2003      6.198      8.628           70
        12/31/2004      8.628      8.095           88
        12/31/2005      8.095      7.995           83
        12/31/2006      7.995      8.042           70
        12/31/2007      8.042      9.680           85
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.638            1
        12/31/2004      8.638      8.108            2
        12/31/2005      8.108      8.012            2
        12/31/2006      8.012      8.063            3
        12/31/2007      8.063      9.710           25
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.545           73
        12/31/2004      8.545      7.981          299
        12/31/2005      7.981      7.847          479
        12/31/2006      7.847      7.857          671
        12/31/2007      7.857      9.415         1055
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.647            0
        12/31/2004      8.647      8.121            0
        12/31/2005      8.121      8.029            0
        12/31/2006      8.029      8.083            0
        12/31/2007      8.083      9.740            1
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.554           15
        12/31/2004      8.554      7.993           16
        12/31/2005      7.993      7.863           19
        12/31/2006      7.863      7.877           19
        12/31/2007      7.877      9.444           21

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       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Davis NY Venture Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.435           10
        12/31/2002     10.435      7.767           70
        12/31/2003      7.767      9.869           84
        12/31/2004      9.869     10.710           87
        12/31/2005     10.710     11.532          103
        12/31/2006     11.532     12.896          111
        12/31/2007     12.896     13.184          106
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.758            4
        12/31/2003      7.758      9.847           48
        12/31/2004      9.847     10.676           45
        12/31/2005     10.676     11.484           55
        12/31/2006     11.484     12.830           55
        12/31/2007     12.830     13.103           53
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.740           70
        12/31/2003      7.740      9.805          288
        12/31/2004      9.805     10.609          291
        12/31/2005     10.609     11.389          388
        12/31/2006     11.389     12.698          382
        12/31/2007     12.698     12.942          396
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.837           13
        12/31/2004      9.837     10.659           44
        12/31/2005     10.659     11.460           63
        12/31/2006     11.460     12.797          115
        12/31/2007     12.797     13.062          113
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.805            0
        12/31/2004      9.805     10.609            8
        12/31/2005     10.609     11.389           33
        12/31/2006     11.389     12.698           31
        12/31/2007     12.698     12.942           31
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.826            0
        12/31/2004      9.826     10.642            0
        12/31/2005     10.642     11.437            0
        12/31/2006     11.437     12.764            0
        12/31/2007     12.764     13.022            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.720            1
        12/31/2004      9.720     10.475            1
        12/31/2005     10.475     11.201            5
        12/31/2006     11.201     12.439           12
        12/31/2007     12.439     12.627           15


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.439           18
        12/31/2002     10.439      7.785          109
        12/31/2003      7.785      9.911          150
        12/31/2004      9.911     10.778          149
        12/31/2005     10.778     11.629          204
        12/31/2006     11.629     13.030          220
        12/31/2007     13.030     13.347          207
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.758           40
        12/31/2003      7.758      9.847          154
        12/31/2004      9.847     10.676          144
        12/31/2005     10.676     11.484          163
        12/31/2006     11.484     12.830          204
        12/31/2007     12.830     13.103          200
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.858           15
        12/31/2004      9.858     10.693           53
        12/31/2005     10.693     11.508           86
        12/31/2006     11.508     12.863           87
        12/31/2007     12.863     13.143          102
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.752          111
        12/31/2004      9.752     10.525          764
        12/31/2005     10.525     11.271         1478
        12/31/2006     11.271     12.535         1774
        12/31/2007     12.535     12.744         1907
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.869            1
        12/31/2004      9.869     10.710            2
        12/31/2005     10.710     11.532            2
        12/31/2006     11.532     12.896            2
        12/31/2007     12.896     13.184            2
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.763            1
        12/31/2004      9.763     10.542            3
        12/31/2005     10.542     11.295           17
        12/31/2006     11.295     12.568           17
        12/31/2007     12.568     12.784           16

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Dreyfus Founders Equity Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.518           11
        12/31/2002     10.518      7.155           61
        12/31/2003      7.155      8.727           74
        12/31/2004      8.727      9.228           71
        12/31/2005      9.228      9.473           65
        12/31/2006      9.473     10.502           55
        12/31/2007     10.502     11.211          266
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.147            1
        12/31/2003      7.147      8.709           21
        12/31/2004      8.709      9.199           23
        12/31/2005      9.199      9.433           18
        12/31/2006      9.433     10.448           26
        12/31/2007     10.448     11.142           64
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.131           42
        12/31/2003      7.131      8.671          475
        12/31/2004      8.671      9.141          347
        12/31/2005      9.141      9.355          327
        12/31/2006      9.355     10.341          328
        12/31/2007     10.341     11.005          750
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.699           14
        12/31/2004      8.699      9.185           54
        12/31/2005      9.185      9.414           53
        12/31/2006      9.414     10.421           55
        12/31/2007     10.421     11.108          129
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.671            0
        12/31/2004      8.671      9.141            8
        12/31/2005      9.141      9.355           12
        12/31/2006      9.355     10.341           11
        12/31/2007     10.341     11.005           14
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.690            0
        12/31/2004      8.690      9.170            0
        12/31/2005      9.170      9.394            0
        12/31/2006      9.394     10.394            0
        12/31/2007     10.394     11.073            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.596            1
        12/31/2004      8.596      9.026            1
        12/31/2005      9.026      9.201            1
        12/31/2006      9.201     10.129            4
        12/31/2007     10.129     10.737           10


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.522           33
        12/31/2002     10.522      7.172          191
        12/31/2003      7.172      8.765          122
        12/31/2004      8.765      9.287          112
        12/31/2005      9.287      9.552          125
        12/31/2006      9.552     10.611          119
        12/31/2007     10.611     11.350          249
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.147          106
        12/31/2003      7.147      8.709          163
        12/31/2004      8.709      9.199          172
        12/31/2005      9.199      9.433          170
        12/31/2006      9.433     10.448          139
        12/31/2007     10.448     11.142          412
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.718            1
        12/31/2004      8.718      9.214            7
        12/31/2005      9.214      9.453            8
        12/31/2006      9.453     10.475           17
        12/31/2007     10.475     11.176           34
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.624           72
        12/31/2004      8.624      9.069          348
        12/31/2005      9.069      9.258          478
        12/31/2006      9.258     10.208          560
        12/31/2007     10.208     10.837         1530
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.727            0
        12/31/2004      8.727      9.228            0
        12/31/2005      9.228      9.473            0
        12/31/2006      9.473     10.502            0
        12/31/2007     10.502     11.211            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.634            0
        12/31/2004      8.634      9.083            6
        12/31/2005      9.083      9.278            6
        12/31/2006      9.278     10.234            1
        12/31/2007     10.234     10.870            8

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.021            3
        12/31/2005     12.021     12.202            5
        12/31/2006     12.202     13.584           12
        12/31/2007     13.584     12.236           11
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.013            3
        12/31/2005     12.013     12.182            3
        12/31/2006     12.182     13.548            0
        12/31/2007     13.548     12.191            2
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.997           58
        12/31/2005     11.997     12.141           83
        12/31/2006     12.141     13.476           77
        12/31/2007     13.476     12.101           33
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.009           12
        12/31/2005     12.009     12.171            7
        12/31/2006     12.171     13.530            9
        12/31/2007     13.530     12.168           10
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.997            3
        12/31/2005     11.997     12.141            3
        12/31/2006     12.141     13.476            7
        12/31/2007     13.476     12.101            5
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.005            0
        12/31/2005     12.005     12.161            0
        12/31/2006     12.161     13.512            0
        12/31/2007     13.512     12.146            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.965            0
        12/31/2005     11.965     12.060            0
        12/31/2006     12.060     13.333            0
        12/31/2007     13.333     11.925            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.038           30
        12/31/2005     12.038     12.243           39
        12/31/2006     12.243     13.657           42
        12/31/2007     13.657     12.326           17
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.013            7
        12/31/2005     12.013     12.182           20
        12/31/2006     12.182     13.548           22
        12/31/2007     13.548     12.191            9
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.017           18
        12/31/2005     12.017     12.192           36
        12/31/2006     12.192     13.566           41
        12/31/2007     13.566     12.213           31
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.977          212
        12/31/2005     11.977     12.090          492
        12/31/2006     12.090     13.387          557
        12/31/2007     13.387     11.991          634
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.021            6
        12/31/2005     12.021     12.202            0
        12/31/2006     12.202     13.584            0
        12/31/2007     13.584     12.236            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.981            0
        12/31/2005     11.981     12.100           11
        12/31/2006     12.100     13.404           11
        12/31/2007     13.404     12.013           11

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL First Trust Target Double Play Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.561            2
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.550            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.529          146
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.545           14
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.529            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.539            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.486            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.582           23
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.550           94
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.555            1
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.502          594
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.561            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.507            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Franklin Small Cap Value Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.679           13
        12/31/2004     12.679     15.321           83
        12/31/2005     15.321     16.098          109
        12/31/2006     16.098     18.240           84
        12/31/2007     18.240     17.121           52
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.671            0
        12/31/2004     12.671     15.295            1
        12/31/2005     15.295     16.056            6
        12/31/2006     16.056     18.173            8
        12/31/2007     18.173     17.042            7
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.654           87
        12/31/2004     12.654     15.244          162
        12/31/2005     15.244     15.970          174
        12/31/2006     15.970     18.041          199
        12/31/2007     18.041     16.883          166
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.667            4
        12/31/2004     12.667     15.282           40
        12/31/2005     15.282     16.034           48
        12/31/2006     16.034     18.140           48
        12/31/2007     18.140     17.002           49
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.654            1
        12/31/2004     12.654     15.244           13
        12/31/2005     15.244     15.970           20
        12/31/2006     15.970     18.041           23
        12/31/2007     18.041     16.883           24
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.662            2
        12/31/2004     12.662     15.270            4
        12/31/2005     15.270     16.013            2
        12/31/2006     16.013     18.107            2
        12/31/2007     18.107     16.962            3
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.620            1
        12/31/2004     12.620     15.142            3
        12/31/2005     15.142     15.800            4
        12/31/2006     15.800     17.778            7
        12/31/2007     17.778     16.570            6


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.696           15
        12/31/2004     12.696     15.372           47
        12/31/2005     15.372     16.185           77
        12/31/2006     16.185     18.375           99
        12/31/2007     18.375     17.282           71
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.671           14
        12/31/2004     12.671     15.295           59
        12/31/2005     15.295     16.056           46
        12/31/2006     16.056     18.173           46
        12/31/2007     18.173     17.042           42
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.675            5
        12/31/2004     12.675     15.308           14
        12/31/2005     15.308     16.077           26
        12/31/2006     16.077     18.207           34
        12/31/2007     18.207     17.081           30
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.633          126
        12/31/2004     12.633     15.180          523
        12/31/2005     15.180     15.864         1101
        12/31/2006     15.864     17.876         1487
        12/31/2007     17.876     16.687         1403
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.679            0
        12/31/2004     12.679     15.321            0
        12/31/2005     15.321     16.098            0
        12/31/2006     16.098     18.240            0
        12/31/2007     18.240     17.121            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.637            0
        12/31/2004     12.637     15.193            6
        12/31/2005     15.193     15.885           22
        12/31/2006     15.885     17.909           28
        12/31/2007     17.909     16.726           14

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Fusion Balanced Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.598            3
        12/31/2006     10.598     11.391           30
        12/31/2007     11.391     11.976           94
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.590            0
        12/31/2006     10.590     11.372            0
        12/31/2007     11.372     11.944           45
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.576          125
        12/31/2006     10.576     11.334          125
        12/31/2007     11.334     11.881          179
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.587           74
        12/31/2006     10.587     11.362          221
        12/31/2007     11.362     11.929          227
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.576            0
        12/31/2006     10.576     11.334           10
        12/31/2007     11.334     11.881           10
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.583            0
        12/31/2006     10.583     11.353            0
        12/31/2007     11.353     11.913            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.548            2
        12/31/2006     10.548     11.259            2
        12/31/2007     11.259     11.754            7


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.612           34
        12/31/2006     10.612     11.429           96
        12/31/2007     11.429     12.041          187
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.590           14
        12/31/2006     10.590     11.372           10
        12/31/2007     11.372     11.944           34
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.594           32
        12/31/2006     10.594     11.381           82
        12/31/2007     11.381     11.960           77
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.559          695
        12/31/2006     10.559     11.287         1678
        12/31/2007     11.287     11.802         2269
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.598            0
        12/31/2006     10.598     11.391           16
        12/31/2007     11.391     11.976           23
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.562            7
        12/31/2006     10.562     11.296            7
        12/31/2007     11.296     11.817            6

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Fusion Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.072           69
        12/31/2006     11.072     12.196          161
        12/31/2007     12.196     12.660          129
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.064            5
        12/31/2006     11.064     12.175            5
        12/31/2007     12.175     12.626           20
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.049          226
        12/31/2006     11.049     12.135          436
        12/31/2007     12.135     12.559          582
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.061           62
        12/31/2006     11.061     12.165          117
        12/31/2007     12.165     12.609          139
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.049           11
        12/31/2006     11.049     12.135           36
        12/31/2007     12.135     12.559           36
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.057            0
        12/31/2006     11.057     12.155            0
        12/31/2007     12.155     12.592            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.020            3
        12/31/2006     11.020     12.054            3
        12/31/2007     12.054     12.425            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.087          145
        12/31/2006     11.087     12.237          198
        12/31/2007     12.237     12.728          191
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.064          197
        12/31/2006     11.064     12.175          274
        12/31/2007     12.175     12.626          234
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.068          117
        12/31/2006     11.068     12.186          137
        12/31/2007     12.186     12.643          127
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.031         3234
        12/31/2006     11.031     12.084         8052
        12/31/2007     12.084     12.475         9982
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.072            0
        12/31/2006     11.072     12.196            0
        12/31/2007     12.196     12.660            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.035            0
        12/31/2006     11.035     12.094            0
        12/31/2007     12.094     12.492            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Fusion Moderate Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.775           54
        12/31/2006     10.775     11.711           86
        12/31/2007     11.711     12.248           88
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.768            0
        12/31/2006     10.768     11.692            0
        12/31/2007     11.692     12.215            4
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.754          348
        12/31/2006     10.754     11.653          379
        12/31/2007     11.653     12.150          614
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.765          106
        12/31/2006     10.765     11.682          194
        12/31/2007     11.682     12.199          149
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.754            0
        12/31/2006     10.754     11.653            1
        12/31/2007     11.653     12.150            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.761            0
        12/31/2006     10.761     11.672            0
        12/31/2007     11.672     12.182            8
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.725            3
        12/31/2006     10.725     11.575            2
        12/31/2007     11.575     12.020           12


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.790           96
        12/31/2006     10.790     11.751          119
        12/31/2007     11.751     12.313          130
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.768          131
        12/31/2006     10.768     11.692          205
        12/31/2007     11.692     12.215          148
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.772           49
        12/31/2006     10.772     11.702          128
        12/31/2007     11.702     12.231          117
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.736         2113
        12/31/2006     10.736     11.604         4449
        12/31/2007     11.604     12.069         4953
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.775            0
        12/31/2006     10.775     11.711            0
        12/31/2007     11.711     12.248            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.739           13
        12/31/2006     10.739     11.614            0
        12/31/2007     11.614     12.085           41

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Jennison 20/20 Focus Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.209           29
        12/31/2006     12.209     13.518           31
        12/31/2007     13.518     14.693           28
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.201            7
        12/31/2006     12.201     13.496            8
        12/31/2007     13.496     14.654           14
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.184          104
        12/31/2006     12.184     13.451          128
        12/31/2007     13.451     14.576          126
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.197            8
        12/31/2006     12.197     13.484           21
        12/31/2007     13.484     14.634           32
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.184            3
        12/31/2006     12.184     13.451            5
        12/31/2007     13.451     14.576            5
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.193           10
        12/31/2006     12.193     13.473            0
        12/31/2007     13.473     14.615            4
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.152            2
        12/31/2006     12.152     13.361            4
        12/31/2007     13.361     14.421            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.225           35
        12/31/2006     12.225     13.563           45
        12/31/2007     13.563     14.772           70
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.201           54
        12/31/2006     12.201     13.496           52
        12/31/2007     13.496     14.654           69
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.205            9
        12/31/2006     12.205     13.507           17
        12/31/2007     13.507     14.674           14
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.164          366
        12/31/2006     12.164     13.395          805
        12/31/2007     13.395     14.479         1020
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.209            0
        12/31/2006     12.209     13.518            0
        12/31/2007     13.518     14.693            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.168            0
        12/31/2006     12.168     13.406            2
        12/31/2007     13.406     14.498            8

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Jennison Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.931           11
        12/31/2006     11.931     11.897            4
        12/31/2007     11.897     12.953            9
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.923            0
        12/31/2006     11.923     11.877            0
        12/31/2007     11.877     12.918            1
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.907           33
        12/31/2006     11.907     11.838           52
        12/31/2007     11.838     12.850           48
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.919            3
        12/31/2006     11.919     11.867            5
        12/31/2007     11.867     12.901            7
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.907            2
        12/31/2006     11.907     11.838            3
        12/31/2007     11.838     12.850            5
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.915           11
        12/31/2006     11.915     11.857            2
        12/31/2007     11.857     12.884            2
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.875            1
        12/31/2006     11.875     11.759            1
        12/31/2007     11.759     12.713            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.947           25
        12/31/2006     11.947     11.937           16
        12/31/2007     11.937     13.023           22
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.923            7
        12/31/2006     11.923     11.877           24
        12/31/2007     11.877     12.918           31
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.927           17
        12/31/2006     11.927     11.887           21
        12/31/2007     11.887     12.936           18
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.887          228
        12/31/2006     11.887     11.788          422
        12/31/2007     11.788     12.764          545
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.931            3
        12/31/2006     11.931     11.897            3
        12/31/2007     11.897     12.953            3
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.891            5
        12/31/2006     11.891     11.798           10
        12/31/2007     11.798     12.781            5

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Legg Mason Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.526            9
        12/31/2003      7.526     10.083           38
        12/31/2004     10.083     10.697           24
        12/31/2005     10.697     11.663           18
        12/31/2006     11.663     11.530           27
        12/31/2007     11.530     13.017           38
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.521            5
        12/31/2003      7.521     10.067           24
        12/31/2004     10.067     10.669           22
        12/31/2005     10.669     11.620           16
        12/31/2006     11.620     11.476            7
        12/31/2007     11.476     12.944           13
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.511           33
        12/31/2003      7.511     10.033          183
        12/31/2004     10.033     10.612          175
        12/31/2005     10.612     11.535          228
        12/31/2006     11.535     11.369          226
        12/31/2007     11.369     12.798          278
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.058            7
        12/31/2004     10.058     10.655           21
        12/31/2005     10.655     11.599           24
        12/31/2006     11.599     11.449           70
        12/31/2007     11.449     12.907          154
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.033            0
        12/31/2004     10.033     10.612            0
        12/31/2005     10.612     11.535            1
        12/31/2006     11.535     11.369            2
        12/31/2007     11.369     12.798            3
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.050            0
        12/31/2004     10.050     10.640            0
        12/31/2005     10.640     11.578            0
        12/31/2006     11.578     11.423            0
        12/31/2007     11.423     12.870            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.966            1
        12/31/2004      9.966     10.499            3
        12/31/2005     10.499     11.367            3
        12/31/2006     11.367     11.159            5
        12/31/2007     11.159     12.510            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.536           14
        12/31/2003      7.536     10.117           47
        12/31/2004     10.117     10.755           37
        12/31/2005     10.755     11.749           99
        12/31/2006     11.749     11.638          105
        12/31/2007     11.638     13.166           98
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.521            6
        12/31/2003      7.521     10.067           51
        12/31/2004     10.067     10.669           53
        12/31/2005     10.669     11.620           59
        12/31/2006     11.620     11.476           72
        12/31/2007     11.476     12.944          108
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.075            6
        12/31/2004     10.075     10.683           16
        12/31/2005     10.683     11.642           21
        12/31/2006     11.642     11.503           14
        12/31/2007     11.503     12.980           29
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.991           98
        12/31/2004      9.991     10.541          272
        12/31/2005     10.541     11.430          440
        12/31/2006     11.430     11.237          542
        12/31/2007     11.237     12.617         1154
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.083            0
        12/31/2004     10.083     10.697            0
        12/31/2005     10.697     11.663            6
        12/31/2006     11.663     11.530            0
        12/31/2007     11.530     13.017            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.999            2
        12/31/2004      9.999     10.555            0
        12/31/2005     10.555     11.451           12
        12/31/2006     11.451     11.264           12
        12/31/2007     11.264     12.653           13

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Legg Mason Value Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.133            0
        12/31/2002     10.133      8.069           33
        12/31/2003      8.069      9.972           35
        12/31/2004      9.972     11.271           46
        12/31/2005     11.271     11.759           42
        12/31/2006     11.759     12.318           44
        12/31/2007     12.318     11.343           40
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.060            1
        12/31/2003      8.060      9.950            9
        12/31/2004      9.950     11.236           13
        12/31/2005     11.236     11.710           18
        12/31/2006     11.710     12.255           15
        12/31/2007     12.255     11.273           13
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.041           23
        12/31/2003      8.041      9.907          152
        12/31/2004      9.907     11.165          206
        12/31/2005     11.165     11.613          300
        12/31/2006     11.613     12.129          309
        12/31/2007     12.129     11.135          204
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.939            7
        12/31/2004      9.939     11.218           19
        12/31/2005     11.218     11.685           34
        12/31/2006     11.685     12.223           32
        12/31/2007     12.223     11.238           30
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.907            0
        12/31/2004      9.907     11.165            7
        12/31/2005     11.165     11.613           11
        12/31/2006     11.613     12.129           12
        12/31/2007     12.129     11.135           12
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.928            1
        12/31/2004      9.928     11.200            1
        12/31/2005     11.200     11.661            1
        12/31/2006     11.661     12.192            1
        12/31/2007     12.192     11.204            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.822            3
        12/31/2004      9.822     11.024            3
        12/31/2005     11.024     11.421            3
        12/31/2006     11.421     11.881            3
        12/31/2007     11.881     10.864            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.136            4
        12/31/2002     10.136      8.088           46
        12/31/2003      8.088     10.015           70
        12/31/2004     10.015     11.343           63
        12/31/2005     11.343     11.857          167
        12/31/2006     11.857     12.446          103
        12/31/2007     12.446     11.483           93
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.060           44
        12/31/2003      8.060      9.950          106
        12/31/2004      9.950     11.236          116
        12/31/2005     11.236     11.710          157
        12/31/2006     11.710     12.255          165
        12/31/2007     12.255     11.273           90
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.961            5
        12/31/2004      9.961     11.254           23
        12/31/2005     11.254     11.734           43
        12/31/2006     11.734     12.286           52
        12/31/2007     12.286     11.308           56
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.854          140
        12/31/2004      9.854     11.077          507
        12/31/2005     11.077     11.493         1322
        12/31/2006     11.493     11.974         1387
        12/31/2007     11.974     10.965         1234
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.972            0
        12/31/2004      9.972     11.271            0
        12/31/2005     11.271     11.759            6
        12/31/2006     11.759     12.318            0
        12/31/2007     12.318     11.343            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            2
        12/31/2004      9.864     11.095            2
        12/31/2005     11.095     11.517            2
        12/31/2006     11.517     12.005            2
        12/31/2007     12.005     10.998            2

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL LMP Large Cap Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.992           72
        12/31/2003      7.992      9.759           99
        12/31/2004      9.759      9.998          106
        12/31/2005      9.998     10.768           55
        12/31/2006     10.768     11.018           48
        12/31/2007     11.018     11.324           48
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.987           24
        12/31/2003      7.987      9.743           55
        12/31/2004      9.743      9.972           51
        12/31/2005      9.972     10.729           44
        12/31/2006     10.729     10.967           23
        12/31/2007     10.967     11.260           25
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.976          130
        12/31/2003      7.976      9.710          466
        12/31/2004      9.710      9.919          509
        12/31/2005      9.919     10.650          501
        12/31/2006     10.650     10.865          439
        12/31/2007     10.865     11.133          374
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.720           16
        12/31/2004      9.720      9.944           68
        12/31/2005      9.944     10.693           69
        12/31/2006     10.693     10.925           79
        12/31/2007     10.925     11.212           75
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.710            2
        12/31/2004      9.710      9.919            8
        12/31/2005      9.919     10.650           11
        12/31/2006     10.650     10.865           13
        12/31/2007     10.865     11.133           12
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.726            1
        12/31/2004      9.726      9.945            1
        12/31/2005      9.945     10.689            1
        12/31/2006     10.689     10.916            1
        12/31/2007     10.916     11.196            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.645            0
        12/31/2004      9.645      9.813            0
        12/31/2005      9.813     10.495            2
        12/31/2006     10.495     10.664            2
        12/31/2007     10.664     10.883            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.003           67
        12/31/2003      8.003      9.792          118
        12/31/2004      9.792     10.052          103
        12/31/2005     10.052     10.847          109
        12/31/2006     10.847     11.121          147
        12/31/2007     11.121     11.453          142
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.987           20
        12/31/2003      7.987      9.743          131
        12/31/2004      9.743      9.972          129
        12/31/2005      9.972     10.729          130
        12/31/2006     10.729     10.967          116
        12/31/2007     10.967     11.260           83
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.751           25
        12/31/2004      9.751      9.985           44
        12/31/2005      9.985     10.748           61
        12/31/2006     10.748     10.992           53
        12/31/2007     10.992     11.292           46
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.670          322
        12/31/2004      9.670      9.852         1073
        12/31/2005      9.852     10.553         1488
        12/31/2006     10.553     10.739         1550
        12/31/2007     10.739     10.976         1396
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.759            3
        12/31/2004      9.759      9.998            3
        12/31/2005      9.998     10.768            2
        12/31/2006     10.768     11.018            2
        12/31/2007     11.018     11.324            2
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.678            3
        12/31/2004      9.678      9.866           14
        12/31/2005      9.866     10.572           15
        12/31/2006     10.572     10.764           16
        12/31/2007     10.764     11.007           13

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Money Market Fund
RWDE 1       1.85%
        12/31/2000        N/A     10.347           55
        12/31/2001     10.347     10.489          790
        12/31/2002     10.489     10.383          941
        12/31/2003     10.383     10.228          520
        12/31/2004     10.228     10.108          409
        12/31/2005     10.108     10.178          394
        12/31/2006     10.178     10.436          425
        12/31/2007     10.436     10.735          435
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     10.353           49
        12/31/2003     10.353     10.188           83
        12/31/2004     10.188     10.058           77
        12/31/2005     10.058     10.118           56
        12/31/2006     10.118     10.364          193
        12/31/2007     10.364     10.651           73
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     10.293          653
        12/31/2003     10.293     10.108          698
        12/31/2004     10.108      9.960          542
        12/31/2005      9.960      9.999          651
        12/31/2006      9.999     10.222          578
        12/31/2007     10.222     10.483          754
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.168           29
        12/31/2004     10.168     10.033           81
        12/31/2005     10.033     10.088          106
        12/31/2006     10.088     10.328          119
        12/31/2007     10.328     10.609          119
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.108           26
        12/31/2004     10.108      9.960            2
        12/31/2005      9.960      9.999           19
        12/31/2006      9.999     10.222           13
        12/31/2007     10.222     10.483           16
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.148            0
        12/31/2004     10.148     10.009            2
        12/31/2005     10.009     10.058            2
        12/31/2006     10.058     10.292            0
        12/31/2007     10.292     10.567            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.951           30
        12/31/2004      9.951      9.765           23
        12/31/2005      9.765      9.765            8
        12/31/2006      9.765      9.943            1
        12/31/2007      9.943     10.156            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     10.366          921
        12/31/2001     10.366     10.529         1514
        12/31/2002     10.529     10.444         1571
        12/31/2003     10.444     10.308          819
        12/31/2004     10.308     10.208          597
        12/31/2005     10.208     10.299          511
        12/31/2006     10.299     10.581          517
        12/31/2007     10.581     10.907          728
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     10.353          119
        12/31/2003     10.353     10.188          264
        12/31/2004     10.188     10.058          186
        12/31/2005     10.058     10.118          263
        12/31/2006     10.118     10.364          249
        12/31/2007     10.364     10.651          411
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.208           70
        12/31/2004     10.208     10.083           95
        12/31/2005     10.083     10.148          146
        12/31/2006     10.148     10.400          114
        12/31/2007     10.400     10.693          111
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.010          679
        12/31/2004     10.010      9.838         1199
        12/31/2005      9.838      9.852         1627
        12/31/2006      9.852     10.046         2644
        12/31/2007     10.046     10.278         3544
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.228            0
        12/31/2004     10.228     10.108            2
        12/31/2005     10.108     10.178            8
        12/31/2006     10.178     10.436            1
        12/31/2007     10.436     10.735            4
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.030           24
        12/31/2004     10.030      9.862           27
        12/31/2005      9.862      9.881           57
        12/31/2006      9.881     10.081           44
        12/31/2007     10.081     10.318           37

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL NACM International Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.443            3
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.436            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.424            0
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.433            0
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.424            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.430            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.398            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.455            0
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.436            6
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.439            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.408           31
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.443            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.411            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Neuberger Berman Regency Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.046            1
        12/31/2007     10.046     10.241            8
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.040           13
        12/31/2007     10.040     10.224            7
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.026           27
        12/31/2007     10.026     10.190           37
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.036            3
        12/31/2007     10.036     10.216            7
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.026            0
        12/31/2007     10.026     10.190            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.033            0
        12/31/2007     10.033     10.207            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.999            0
        12/31/2007      9.999     10.122            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.060           35
        12/31/2007     10.060     10.276           12
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.040            1
        12/31/2007     10.040     10.224           29
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.043            2
        12/31/2007     10.043     10.233            6
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.009          146
        12/31/2007     10.009     10.147          320
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.046            0
        12/31/2007     10.046     10.241            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.013            0
        12/31/2007     10.013     10.156            4

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL OCC Opportunity Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.990           13
        12/31/2003      7.990     12.709          104
        12/31/2004     12.709     13.444           55
        12/31/2005     13.444     13.869           46
        12/31/2006     13.869     15.205           36
        12/31/2007     15.205     16.251           23
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.985            5
        12/31/2003      7.985     12.688            9
        12/31/2004     12.688     13.408            9
        12/31/2005     13.408     13.818           18
        12/31/2006     13.818     15.134           10
        12/31/2007     15.134     16.159            8
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.974           27
        12/31/2003      7.974     12.646          420
        12/31/2004     12.646     13.337          359
        12/31/2005     13.337     13.717          320
        12/31/2006     13.717     14.994          279
        12/31/2007     14.994     15.977          260
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.677           25
        12/31/2004     12.677     13.391           38
        12/31/2005     13.391     13.793           45
        12/31/2006     13.793     15.099           57
        12/31/2007     15.099     16.114           56
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.646            2
        12/31/2004     12.646     13.337            7
        12/31/2005     13.337     13.717           12
        12/31/2006     13.717     14.994            9
        12/31/2007     14.994     15.977           10
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.667            0
        12/31/2004     12.667     13.373            2
        12/31/2005     13.373     13.767            0
        12/31/2006     13.767     15.064            4
        12/31/2007     15.064     16.068            4
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.561            7
        12/31/2004     12.561     13.195            8
        12/31/2005     13.195     13.517            7
        12/31/2006     13.517     14.716            7
        12/31/2007     14.716     15.618            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.001           26
        12/31/2003      8.001     12.752          152
        12/31/2004     12.752     13.516           80
        12/31/2005     13.516     13.971           74
        12/31/2006     13.971     15.348           56
        12/31/2007     15.348     16.437           66
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.985           17
        12/31/2003      7.985     12.688          117
        12/31/2004     12.688     13.408          111
        12/31/2005     13.408     13.818          106
        12/31/2006     13.818     15.134           85
        12/31/2007     15.134     16.159           70
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.699           10
        12/31/2004     12.699     13.426           19
        12/31/2005     13.426     13.843           24
        12/31/2006     13.843     15.170           23
        12/31/2007     15.170     16.205           23
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.593          125
        12/31/2004     12.593     13.248          513
        12/31/2005     13.248     13.592          751
        12/31/2006     13.592     14.820          896
        12/31/2007     14.820     15.752          926
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.709            0
        12/31/2004     12.709     13.444            0
        12/31/2005     13.444     13.869            0
        12/31/2006     13.869     15.205            0
        12/31/2007     15.205     16.251            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.603            4
        12/31/2004     12.603     13.266            5
        12/31/2005     13.266     13.617            3
        12/31/2006     13.617     14.854            4
        12/31/2007     14.854     15.797            2
--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL OCC Value Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.930            5
        12/31/2002     10.930      8.058           79
        12/31/2003      8.058     11.486          117
        12/31/2004     11.486     13.137           96
        12/31/2005     13.137     13.241           91
        12/31/2006     13.241     15.613           91
        12/31/2007     15.613     14.441          230
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.048            5
        12/31/2003      8.048     11.461           18
        12/31/2004     11.461     13.096           25
        12/31/2005     13.096     13.186           23
        12/31/2006     13.186     15.532           28
        12/31/2007     15.532     14.352           57
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.030           54
        12/31/2003      8.030     11.411          382
        12/31/2004     11.411     13.013          452
        12/31/2005     13.013     13.077          322
        12/31/2006     13.077     15.373          289
        12/31/2007     15.373     14.176          676
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.449           23
        12/31/2004     11.449     13.075           99
        12/31/2005     13.075     13.159          102
        12/31/2006     13.159     15.492          104
        12/31/2007     15.492     14.308          151
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.411            0
        12/31/2004     11.411     13.013           13
        12/31/2005     13.013     13.077           10
        12/31/2006     13.077     15.373           10
        12/31/2007     15.373     14.176           14
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.436            0
        12/31/2004     11.436     13.054            8
        12/31/2005     13.054     13.131            0
        12/31/2006     13.131     15.452            0
        12/31/2007     15.452     14.264            3
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.313            4
        12/31/2004     11.313     12.849            5
        12/31/2005     12.849     12.861            7
        12/31/2006     12.861     15.059            9
        12/31/2007     15.059     13.831           13


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.934            2
        12/31/2002     10.934      8.076           99
        12/31/2003      8.076     11.535          148
        12/31/2004     11.535     13.221          199
        12/31/2005     13.221     13.352          128
        12/31/2006     13.352     15.775          116
        12/31/2007     15.775     14.620          293
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.048           15
        12/31/2003      8.048     11.461          154
        12/31/2004     11.461     13.096          183
        12/31/2005     13.096     13.186          126
        12/31/2006     13.186     15.532           87
        12/31/2007     15.532     14.352          290
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.473           11
        12/31/2004     11.473     13.116           42
        12/31/2005     13.116     13.214           47
        12/31/2006     13.214     15.572           52
        12/31/2007     15.572     14.397           68
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.350          126
        12/31/2004     11.350     12.911          751
        12/31/2005     12.911     12.941          948
        12/31/2006     12.941     15.176          950
        12/31/2007     15.176     13.960         1957
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.486            0
        12/31/2004     11.486     13.137            8
        12/31/2005     13.137     13.241            0
        12/31/2006     13.241     15.613            0
        12/31/2007     15.613     14.441            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.362           11
        12/31/2004     11.362     12.931           27
        12/31/2005     12.931     12.968           28
        12/31/2006     12.968     15.215           25
        12/31/2007     15.215     14.003           24
--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer Global Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.437           11
        12/31/2005     11.437     12.645           14
        12/31/2006     12.645     14.436           23
        12/31/2007     14.436     14.986           22
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.429            3
        12/31/2005     11.429     12.624            7
        12/31/2006     12.624     14.398            4
        12/31/2007     14.398     14.931            4
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.414           34
        12/31/2005     11.414     12.582           48
        12/31/2006     12.582     14.321           47
        12/31/2007     14.321     14.822           51
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.426           16
        12/31/2005     11.426     12.613           22
        12/31/2006     12.613     14.379           42
        12/31/2007     14.379     14.904           32
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.414            1
        12/31/2005     11.414     12.582            3
        12/31/2006     12.582     14.321           11
        12/31/2007     14.321     14.822           14
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.422            0
        12/31/2005     11.422     12.603            0
        12/31/2006     12.603     14.360            0
        12/31/2007     14.360     14.876            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.383            0
        12/31/2005     11.383     12.498            0
        12/31/2006     12.498     14.169            1
        12/31/2007     14.169     14.606            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.452            2
        12/31/2005     11.452     12.687           13
        12/31/2006     12.687     14.513           32
        12/31/2007     14.513     15.096           26
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.429            4
        12/31/2005     11.429     12.624           21
        12/31/2006     12.624     14.398           33
        12/31/2007     14.398     14.931           28
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.433           21
        12/31/2005     11.433     12.635           41
        12/31/2006     12.635     14.417           46
        12/31/2007     14.417     14.958           41
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.395          552
        12/31/2005     11.395     12.530          999
        12/31/2006     12.530     14.226         1252
        12/31/2007     14.226     14.686         1356
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.437            0
        12/31/2005     11.437     12.645            0
        12/31/2006     12.645     14.436            3
        12/31/2007     14.436     14.986            3
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.399            3
        12/31/2005     11.399     12.540            0
        12/31/2006     12.540     14.245            1
        12/31/2007     14.245     14.713            1

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer International Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.219            0
        12/31/2002     10.219      8.638           12
        12/31/2003      8.638     11.343            9
        12/31/2004     11.343     12.747           10
        12/31/2005     12.747     14.289           16
        12/31/2006     14.289     18.093           27
        12/31/2007     18.093     19.942           21
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.628            0
        12/31/2003      8.628     11.319            1
        12/31/2004     11.319     12.707            1
        12/31/2005     12.707     14.229            3
        12/31/2006     14.229     18.000            4
        12/31/2007     18.000     19.820            9
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.608            2
        12/31/2003      8.608     11.270           34
        12/31/2004     11.270     12.627           75
        12/31/2005     12.627     14.111           61
        12/31/2006     14.111     17.815          101
        12/31/2007     17.815     19.577          152
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.306            4
        12/31/2004     11.306     12.687           13
        12/31/2005     12.687     14.200           24
        12/31/2006     14.200     17.954          114
        12/31/2007     17.954     19.759           39
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.270            1
        12/31/2004     11.270     12.627            4
        12/31/2005     12.627     14.111            6
        12/31/2006     14.111     17.815           11
        12/31/2007     17.815     19.577            7
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.294            0
        12/31/2004     11.294     12.667            0
        12/31/2005     12.667     14.170            0
        12/31/2006     14.170     17.907            0
        12/31/2007     17.907     19.698            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.173            0
        12/31/2004     11.173     12.468            0
        12/31/2005     12.468     13.878            1
        12/31/2006     13.878     17.451            1
        12/31/2007     17.451     19.100            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.223            0
        12/31/2002     10.223      8.658           20
        12/31/2003      8.658     11.392           68
        12/31/2004     11.392     12.828           24
        12/31/2005     12.828     14.408           33
        12/31/2006     14.408     18.281           67
        12/31/2007     18.281     20.190          110
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.628            1
        12/31/2003      8.628     11.319           23
        12/31/2004     11.319     12.707           33
        12/31/2005     12.707     14.229           29
        12/31/2006     14.229     18.000           57
        12/31/2007     18.000     19.820           85
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.331            4
        12/31/2004     11.331     12.727            4
        12/31/2005     12.727     14.259            9
        12/31/2006     14.259     18.046           18
        12/31/2007     18.046     19.881           16
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.209           53
        12/31/2004     11.209     12.527          229
        12/31/2005     12.527     13.965          378
        12/31/2006     13.965     17.587          869
        12/31/2007     17.587     19.277         1076
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.343            0
        12/31/2004     11.343     12.747            0
        12/31/2005     12.747     14.289            0
        12/31/2006     14.289     18.093            0
        12/31/2007     18.093     19.942            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.221           11
        12/31/2004     11.221     12.547           11
        12/31/2005     12.547     13.994            2
        12/31/2006     13.994     17.632           10
        12/31/2007     17.632     19.337            6

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer Main Street Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.726            4
        12/31/2005     10.726     11.104            3
        12/31/2006     11.104     12.492           14
        12/31/2007     12.492     12.727            9
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.719            0
        12/31/2005     10.719     11.086            0
        12/31/2006     11.086     12.459            1
        12/31/2007     12.459     12.681            3
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.705           13
        12/31/2005     10.705     11.049           14
        12/31/2006     11.049     12.392           25
        12/31/2007     12.392     12.588           28
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.715           23
        12/31/2005     10.715     11.076           20
        12/31/2006     11.076     12.442           29
        12/31/2007     12.442     12.657           26
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.705           12
        12/31/2005     10.705     11.049           17
        12/31/2006     11.049     12.392           17
        12/31/2007     12.392     12.588           16
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.712            0
        12/31/2005     10.712     11.067            0
        12/31/2006     11.067     12.426            0
        12/31/2007     12.426     12.634            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.676            0
        12/31/2005     10.676     10.975            0
        12/31/2006     10.975     12.261            0
        12/31/2007     12.261     12.404            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.741           23
        12/31/2005     10.741     11.141           25
        12/31/2006     11.141     12.559           46
        12/31/2007     12.559     12.821           33
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.719            3
        12/31/2005     10.719     11.086           12
        12/31/2006     11.086     12.459           12
        12/31/2007     12.459     12.681           15
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.723           13
        12/31/2005     10.723     11.095           43
        12/31/2006     11.095     12.475           46
        12/31/2007     12.475     12.704           43
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.687          481
        12/31/2005     10.687     11.003          747
        12/31/2006     11.003     12.310          859
        12/31/2007     12.310     12.473          983
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.726            0
        12/31/2005     10.726     11.104            0
        12/31/2006     11.104     12.492            0
        12/31/2007     12.492     12.727            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.690            0
        12/31/2005     10.690     11.012            5
        12/31/2006     11.012     12.327            0
        12/31/2007     12.327     12.496            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS Total Return Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.048            0
        12/31/2007     11.048     11.567            5
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.040            0
        12/31/2007     11.040     11.547            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.026            4
        12/31/2007     11.026     11.509            6
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.037            0
        12/31/2007     11.037     11.538            2
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.026            2
        12/31/2007     11.026     11.509            2
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.033            0
        12/31/2007     11.033     11.528            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.996            3
        12/31/2007     10.996     11.432            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.063            0
        12/31/2007     11.063     11.606            2
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.040            0
        12/31/2007     11.040     11.547            0
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.044            1
        12/31/2007     11.044     11.557            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.007           67
        12/31/2007     11.007     11.461           84
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.048            0
        12/31/2007     11.048     11.567            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.011            0
        12/31/2007     11.011     11.470            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL S&P 500 Index Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.852            1
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.846            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.832           24
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.842            0
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.832            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.839            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.806            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.865            5
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.846           11
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.849            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.816           54
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.852            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.819            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Schroder Emerging Markets Equity Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.440           22
        12/31/2007     10.440     13.354           26
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.433           10
        12/31/2007     10.433     13.332           17
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.419           56
        12/31/2007     10.419     13.287          168
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.429            3
        12/31/2007     10.429     13.321           10
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.419            0
        12/31/2007     10.419     13.287           10
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.426            9
        12/31/2007     10.426     13.310            9
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.391            0
        12/31/2007     10.391     13.198            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.454           39
        12/31/2007     10.454     13.399           46
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.433           21
        12/31/2007     10.433     13.332           80
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.436            6
        12/31/2007     10.436     13.343           25
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.402          261
        12/31/2007     10.402     13.232          916
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.440            0
        12/31/2007     10.440     13.354            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.405            0
        12/31/2007     10.405     13.243            2

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Schroder International Small Cap Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.215            2
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.209            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.196            7
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.206            0
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.196            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.202            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.172            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.227            1
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.209            1
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.212            1
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.181           29
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.215            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.184            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Small Cap Stock Index Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.301            0
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.295            2
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.282           20
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.292            5
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.282            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.289            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.257            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.314            2
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.295            0
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.298            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.267           38
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.301            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.270            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL TargetPLUS Balanced Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.086            0
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.079           31
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.066            0
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.076            0
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.066            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.072            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.039            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.100            1
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.079            0
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.083            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049           44
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.086            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.052            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL TargetPLUS Equity Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.476            0
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.466            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.445           68
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.460            4
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.445            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.455            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.402            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.498           22
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.466           13
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.471            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.418          543
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.476            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.424            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL TargetPLUS Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.909            0
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.903            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.889           15
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.899            0
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.889            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.896            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.863            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.923            0
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.903            1
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.906            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.873          140
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.909            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.876            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL TargetPLUS Moderate Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049            1
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.043            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.029            0
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.039            0
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.029            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.036            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.002            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.063            0
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.043            4
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.046            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.012           13
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.016            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Turner Quantitative Small Cap Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.091           13
        12/31/2006     11.091     12.120            7
        12/31/2007     12.120     12.619           14
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.084            5
        12/31/2006     11.084     12.100            3
        12/31/2007     12.100     12.585            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.069           60
        12/31/2006     11.069     12.060           63
        12/31/2007     12.060     12.518           40
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.080            4
        12/31/2006     11.080     12.090            5
        12/31/2007     12.090     12.569            6
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.069            0
        12/31/2006     11.069     12.060            1
        12/31/2007     12.060     12.518            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.077            5
        12/31/2006     11.077     12.080            2
        12/31/2007     12.080     12.552            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.039            2
        12/31/2006     11.039     11.979            3
        12/31/2007     11.979     12.385            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.106            7
        12/31/2006     11.106     12.161           10
        12/31/2007     12.161     12.687           14
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.084            6
        12/31/2006     11.084     12.100            8
        12/31/2007     12.100     12.585           11
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.088            1
        12/31/2006     11.088     12.110            2
        12/31/2007     12.110     12.602            1
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.051          114
        12/31/2006     11.051     12.009          223
        12/31/2007     12.009     12.435          261
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.091            0
        12/31/2006     11.091     12.120            0
        12/31/2007     12.120     12.619            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.054            0
        12/31/2006     11.054     12.019            0
        12/31/2007     12.019     12.452            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Comstock Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.321          446
        12/31/2002      9.321      7.331          664
        12/31/2003      7.331      9.395          562
        12/31/2004      9.395     10.800          535
        12/31/2005     10.800     11.019          519
        12/31/2006     11.019     12.523          467
        12/31/2007     12.523     12.019          467
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.319           18
        12/31/2003      7.319      9.369           31
        12/31/2004      9.369     10.761           39
        12/31/2005     10.761     10.968           40
        12/31/2006     10.968     12.452           44
        12/31/2007     12.452     11.939           65
            RWDE 3      2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.295          198
        12/31/2003      7.295      9.320         1063
        12/31/2004      9.320     10.682         1162
        12/31/2005     10.682     10.866         1125
        12/31/2006     10.866     12.312          947
        12/31/2007     12.312     11.781         1281
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.357           20
        12/31/2004      9.357     10.741           97
        12/31/2005     10.741     10.942           79
        12/31/2006     10.942     12.417           84
        12/31/2007     12.417     11.899          127
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.320            1
        12/31/2004      9.320     10.682           17
        12/31/2005     10.682     10.866           18
        12/31/2006     10.866     12.312           17
        12/31/2007     12.312     11.781           24
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.344           13
        12/31/2004      9.344     10.721            8
        12/31/2005     10.721     10.916            6
        12/31/2006     10.916     12.382            6
        12/31/2007     12.382     11.860            4
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.220           50
        12/31/2004      9.220     10.526           52
        12/31/2005     10.526     10.664           42
        12/31/2006     10.664     12.035           32
        12/31/2007     12.035     11.471           28


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.333          161
        12/31/2002      9.333      7.356          386
        12/31/2003      7.356      9.445          550
        12/31/2004      9.445     10.880          624
        12/31/2005     10.880     11.122          601
        12/31/2006     11.122     12.665          544
        12/31/2007     12.665     12.181          482
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.319           65
        12/31/2003      7.319      9.369          457
        12/31/2004      9.369     10.761          481
        12/31/2005     10.761     10.968          472
        12/31/2006     10.968     12.452          409
        12/31/2007     12.452     11.939          420
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.382            5
        12/31/2004      9.382     10.781           46
        12/31/2005     10.781     10.993           71
        12/31/2006     10.993     12.487           73
        12/31/2007     12.487     11.979           98
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.257          261
        12/31/2004      9.257     10.584         1084
        12/31/2005     10.584     10.739         1886
        12/31/2006     10.739     12.138         2047
        12/31/2007     12.138     11.586         2649
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.395            0
        12/31/2004      9.395     10.800            0
        12/31/2005     10.800     11.019            1
        12/31/2006     11.019     12.523            1
        12/31/2007     12.523     12.019            3
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.270            8
        12/31/2004      9.270     10.604           14
        12/31/2005     10.604     10.764           12
        12/31/2006     10.764     12.173            9
        12/31/2007     12.173     11.625           15

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Equity and Income Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.777          302
        12/31/2005     10.777     11.295          284
        12/31/2006     11.295     12.476          261
        12/31/2007     12.476     12.622          250
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.770            4
        12/31/2005     10.770     11.276            8
        12/31/2006     11.276     12.443            9
        12/31/2007     12.443     12.575           10
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.756           28
        12/31/2005     10.756     11.238           85
        12/31/2006     11.238     12.377          127
        12/31/2007     12.377     12.483          131
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.767           22
        12/31/2005     10.767     11.266           31
        12/31/2006     11.266     12.427           28
        12/31/2007     12.427     12.552           33
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.756            6
        12/31/2005     10.756     11.238            8
        12/31/2006     11.238     12.377            9
        12/31/2007     12.377     12.483            8
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.763            0
        12/31/2005     10.763     11.257            0
        12/31/2006     11.257     12.410            0
        12/31/2007     12.410     12.529            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.727            4
        12/31/2005     10.727     11.163            1
        12/31/2006     11.163     12.246            1
        12/31/2007     12.246     12.301            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.792           24
        12/31/2005     10.792     11.332           51
        12/31/2006     11.332     12.543           58
        12/31/2007     12.543     12.715           61
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.770           16
        12/31/2005     10.770     11.276           21
        12/31/2006     11.276     12.443           55
        12/31/2007     12.443     12.575           39
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.774            5
        12/31/2005     10.774     11.285           13
        12/31/2006     11.285     12.460           14
        12/31/2007     12.460     12.599           15
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.738          362
        12/31/2005     10.738     11.191          750
        12/31/2006     11.191     12.295          856
        12/31/2007     12.295     12.369          879
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.777            0
        12/31/2005     10.777     11.295            0
        12/31/2006     11.295     12.476            0
        12/31/2007     12.476     12.622            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.741            0
        12/31/2005     10.741     11.201            0
        12/31/2006     11.201     12.311            1
        12/31/2007     12.311     12.392            1

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Global Franchise Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.237           35
        12/31/2004     12.237     13.479          193
        12/31/2005     13.479     14.773          183
        12/31/2006     14.773     17.585          147
        12/31/2007     17.585     18.956          131
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.229            0
        12/31/2004     12.229     13.456            0
        12/31/2005     13.456     14.734            6
        12/31/2006     14.734     17.521            5
        12/31/2007     17.521     18.868            7
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.213           91
        12/31/2004     12.213     13.411          142
        12/31/2005     13.411     14.655          229
        12/31/2006     14.655     17.393          240
        12/31/2007     17.393     18.692          205
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.225            6
        12/31/2004     12.225     13.445           21
        12/31/2005     13.445     14.714           38
        12/31/2006     14.714     17.489           64
        12/31/2007     17.489     18.824           60
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.213            0
        12/31/2004     12.213     13.411            5
        12/31/2005     13.411     14.655            5
        12/31/2006     14.655     17.393           11
        12/31/2007     17.393     18.692           10
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.221            0
        12/31/2004     12.221     13.434            0
        12/31/2005     13.434     14.694            4
        12/31/2006     14.694     17.457            0
        12/31/2007     17.457     18.780            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.180            0
        12/31/2004     12.180     13.322           12
        12/31/2005     13.322     14.499           12
        12/31/2006     14.499     17.140           15
        12/31/2007     17.140     18.346           14


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.254           21
        12/31/2004     12.254     13.524           56
        12/31/2005     13.524     14.852           94
        12/31/2006     14.852     17.715           89
        12/31/2007     17.715     19.135          106
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.229           13
        12/31/2004     12.229     13.456           50
        12/31/2005     13.456     14.734           72
        12/31/2006     14.734     17.521           83
        12/31/2007     17.521     18.868           81
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.233            3
        12/31/2004     12.233     13.467           12
        12/31/2005     13.467     14.753           30
        12/31/2006     14.753     17.553           34
        12/31/2007     17.553     18.912           31
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.192           61
        12/31/2004     12.192     13.355          461
        12/31/2005     13.355     14.558          988
        12/31/2006     14.558     17.234         1325
        12/31/2007     17.234     18.475         1401
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.237            0
        12/31/2004     12.237     13.479            0
        12/31/2005     13.479     14.773            1
        12/31/2006     14.773     17.585            0
        12/31/2007     17.585     18.956            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.196            1
        12/31/2004     12.196     13.366            1
        12/31/2005     13.366     14.577           11
        12/31/2006     14.577     17.266           11
        12/31/2007     17.266     18.519           10

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Global Real Estate Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.015           36
        12/31/2007     12.015     10.770            8
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.007           14
        12/31/2007     12.007     10.752            5
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.991           31
        12/31/2007     11.991     10.716           48
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.003           12
        12/31/2007     12.003     10.743           18
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.991            5
        12/31/2007     11.991     10.716            2
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.999            0
        12/31/2007     11.999     10.734            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.959            2
        12/31/2007     11.959     10.645            5


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.032           69
        12/31/2007     12.032     10.806           61
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.007           40
        12/31/2007     12.007     10.752           36
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.011            9
        12/31/2007     12.011     10.761            4
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.971          287
        12/31/2007     11.971     10.671          490
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.015            0
        12/31/2007     12.015     10.770            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.975            0
        12/31/2007     11.975     10.680            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Growth and Income Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.638          743
        12/31/2002      9.638      8.070          827
        12/31/2003      8.070     10.097          721
        12/31/2004     10.097     11.281          355
        12/31/2005     11.281     12.098          330
        12/31/2006     12.098     13.765          279
        12/31/2007     13.765     13.868          242
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.056           24
        12/31/2003      8.056     10.070           68
        12/31/2004     10.070     11.240           81
        12/31/2005     11.240     12.042           65
        12/31/2006     12.042     13.687           64
        12/31/2007     13.687     13.776           52
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.030          108
        12/31/2003      8.030     10.017          692
        12/31/2004     10.017     11.157          759
        12/31/2005     11.157     11.930          734
        12/31/2006     11.930     13.533          684
        12/31/2007     13.533     13.593          603
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.057           17
        12/31/2004     10.057     11.219           53
        12/31/2005     11.219     12.013           59
        12/31/2006     12.013     13.648           50
        12/31/2007     13.648     13.730           55
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.017            8
        12/31/2004     10.017     11.157           15
        12/31/2005     11.157     11.930           19
        12/31/2006     11.930     13.533           23
        12/31/2007     13.533     13.593           23
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.044            2
        12/31/2004     10.044     11.199            2
        12/31/2005     11.199     11.985            4
        12/31/2006     11.985     13.610            4
        12/31/2007     13.610     13.684            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.910           40
        12/31/2004      9.910     10.995           33
        12/31/2005     10.995     11.709           28
        12/31/2006     11.709     13.229           22
        12/31/2007     13.229     13.235           16


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.651          138
        12/31/2002      9.651      8.097          287
        12/31/2003      8.097     10.151          343
        12/31/2004     10.151     11.364          360
        12/31/2005     11.364     12.212          356
        12/31/2006     12.212     13.922          314
        12/31/2007     13.922     14.055          275
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.056           85
        12/31/2003      8.056     10.070          365
        12/31/2004     10.070     11.240          369
        12/31/2005     11.240     12.042          387
        12/31/2006     12.042     13.687          307
        12/31/2007     13.687     13.776          271
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.084            9
        12/31/2004     10.084     11.260           34
        12/31/2005     11.260     12.070           56
        12/31/2006     12.070     13.726           68
        12/31/2007     13.726     13.822           70
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.950          200
        12/31/2004      9.950     11.055          765
        12/31/2005     11.055     11.791         1185
        12/31/2006     11.791     13.342         1462
        12/31/2007     13.342     13.368         1404
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.097            1
        12/31/2004     10.097     11.281            1
        12/31/2005     11.281     12.098            2
        12/31/2006     12.098     13.765            2
        12/31/2007     13.765     13.868            2
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.963           11
        12/31/2004      9.963     11.076           26
        12/31/2005     11.076     11.819           34
        12/31/2006     11.819     13.380           38
        12/31/2007     13.380     13.413           33

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Mid Cap Growth Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.491          335
        12/31/2002      9.491      7.058          368
        12/31/2003      7.058      8.899          317
        12/31/2004      8.899     10.590           93
        12/31/2005     10.590     12.220          146
        12/31/2006     12.220     13.102          132
        12/31/2007     13.102     15.714          174
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.047            2
        12/31/2003      7.047      8.875           11
        12/31/2004      8.875     10.552           15
        12/31/2005     10.552     12.163           26
        12/31/2006     12.163     13.028           21
        12/31/2007     13.028     15.609           26
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.023           42
        12/31/2003      7.023      8.828          271
        12/31/2004      8.828     10.474          218
        12/31/2005     10.474     12.050          316
        12/31/2006     12.050     12.881          354
        12/31/2007     12.881     15.402          580
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.864           15
        12/31/2004      8.864     10.532           82
        12/31/2005     10.532     12.135          109
        12/31/2006     12.135     12.991           82
        12/31/2007     12.991     15.557           91
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.828            6
        12/31/2004      8.828     10.474           23
        12/31/2005     10.474     12.050           26
        12/31/2006     12.050     12.881           19
        12/31/2007     12.881     15.402           32
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.852            0
        12/31/2004      8.852     10.513            0
        12/31/2005     10.513     12.107            2
        12/31/2006     12.107     12.954            4
        12/31/2007     12.954     15.505            5
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.734           22
        12/31/2004      8.734     10.322           14
        12/31/2005     10.322     11.827           16
        12/31/2006     11.827     12.592           10
        12/31/2007     12.592     14.996           12


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.504           37
        12/31/2002      9.504      7.082          104
        12/31/2003      7.082      8.947          158
        12/31/2004      8.947     10.669          148
        12/31/2005     10.669     12.335          160
        12/31/2006     12.335     13.251          179
        12/31/2007     13.251     15.925          262
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.047           22
        12/31/2003      7.047      8.875           76
        12/31/2004      8.875     10.552           97
        12/31/2005     10.552     12.163          153
        12/31/2006     12.163     13.028          145
        12/31/2007     13.028     15.609          223
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.887            9
        12/31/2004      8.887     10.571           20
        12/31/2005     10.571     12.192           30
        12/31/2006     12.192     13.065           35
        12/31/2007     13.065     15.661           67
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.769           87
        12/31/2004      8.769     10.379          364
        12/31/2005     10.379     11.910          958
        12/31/2006     11.910     12.699         1327
        12/31/2007     12.699     15.147         2367
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.899            0
        12/31/2004      8.899     10.590            0
        12/31/2005     10.590     12.220            0
        12/31/2006     12.220     13.102            0
        12/31/2007     13.102     15.714            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.781            1
        12/31/2004      8.781     10.398            3
        12/31/2005     10.398     11.938            4
        12/31/2006     11.938     12.735            6
        12/31/2007     12.735     15.198           11

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Davis VA Financial Portfolio
RWDE 1       1.85%
        12/31/2000        N/A     13.265           76
        12/31/2001     13.265     11.669          134
        12/31/2002     11.669      9.526          166
        12/31/2003      9.526     12.359          152
        12/31/2004     12.359     13.383          134
        12/31/2005     13.383     14.240          114
        12/31/2006     14.240     16.566          109
        12/31/2007     16.566     15.278           86
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.499            5
        12/31/2003      9.499     12.310           11
        12/31/2004     12.310     13.317           13
        12/31/2005     13.317     14.156            8
        12/31/2006     14.156     16.452            7
        12/31/2007     16.452     15.157            8
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.443           51
        12/31/2003      9.443     12.214          319
        12/31/2004     12.214     13.187          277
        12/31/2005     13.187     13.989          208
        12/31/2006     13.989     16.226          182
        12/31/2007     16.226     14.919          164
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.286            8
        12/31/2004     12.286     13.285           20
        12/31/2005     13.285     14.114           21
        12/31/2006     14.114     16.395           17
        12/31/2007     16.395     15.097           18
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.214            1
        12/31/2004     12.214     13.187            2
        12/31/2005     13.187     13.989            2
        12/31/2006     13.989     16.226            1
        12/31/2007     16.226     14.919            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.262            6
        12/31/2004     12.262     13.252            3
        12/31/2005     13.252     14.072            1
        12/31/2006     14.072     16.339            1
        12/31/2007     16.339     15.038            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.024            8
        12/31/2004     12.024     12.930            9
        12/31/2005     12.930     13.662            6
        12/31/2006     13.662     15.783            8
        12/31/2007     15.783     14.454            6


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     13.289           90
        12/31/2001     13.289     11.714          192
        12/31/2002     11.714      9.582          182
        12/31/2003      9.582     12.456          181
        12/31/2004     12.456     13.515          149
        12/31/2005     13.515     14.409          101
        12/31/2006     14.409     16.797          104
        12/31/2007     16.797     15.522           95
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.499           34
        12/31/2003      9.499     12.310          138
        12/31/2004     12.310     13.317          124
        12/31/2005     13.317     14.156          109
        12/31/2006     14.156     16.452          100
        12/31/2007     16.452     15.157           73
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.334            1
        12/31/2004     12.334     13.350           13
        12/31/2005     13.350     14.198           12
        12/31/2006     14.198     16.509           13
        12/31/2007     16.509     15.217           14
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.095           50
        12/31/2004     12.095     13.026          223
        12/31/2005     13.026     13.784          328
        12/31/2006     13.784     15.948          451
        12/31/2007     15.948     14.626          395
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.359            1
        12/31/2004     12.359     13.383            0
        12/31/2005     13.383     14.240            0
        12/31/2006     14.240     16.566            0
        12/31/2007     16.566     15.278            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.119           16
        12/31/2004     12.119     13.058           17
        12/31/2005     13.058     13.824           16
        12/31/2006     13.824     16.003           15
        12/31/2007     16.003     14.684           13

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Davis VA Value Portfolio
RWDE 1       1.85%
        12/31/2000        N/A     10.874           68
        12/31/2001     10.874      9.565          227
        12/31/2002      9.565      7.863          329
        12/31/2003      7.863     10.015          314
        12/31/2004     10.015     11.043          294
        12/31/2005     11.043     11.865          281
        12/31/2006     11.865     13.396          249
        12/31/2007     13.396     13.759          204
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.840           13
        12/31/2003      7.840      9.976           36
        12/31/2004      9.976     10.989           39
        12/31/2005     10.989     11.795           37
        12/31/2006     11.795     13.304           30
        12/31/2007     13.304     13.650           32
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.794          193
        12/31/2003      7.794      9.898          809
        12/31/2004      9.898     10.882          811
        12/31/2005     10.882     11.657          732
        12/31/2006     11.657     13.121          662
        12/31/2007     13.121     13.436          582
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.957           12
        12/31/2004      9.957     10.962           26
        12/31/2005     10.962     11.761           20
        12/31/2006     11.761     13.258           16
        12/31/2007     13.258     13.596           16
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.898            2
        12/31/2004      9.898     10.882            2
        12/31/2005     10.882     11.657            2
        12/31/2006     11.657     13.121            2
        12/31/2007     13.121     13.436            2
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.937           12
        12/31/2004      9.937     10.935            4
        12/31/2005     10.935     11.726            4
        12/31/2006     11.726     13.212            4
        12/31/2007     13.212     13.543            4
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.744           11
        12/31/2004      9.744     10.670            8
        12/31/2005     10.670     11.384            4
        12/31/2006     11.384     12.763            2
        12/31/2007     12.763     13.017            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     10.894          130
        12/31/2001     10.894      9.601          441
        12/31/2002      9.601      7.909          846
        12/31/2003      7.909     10.094          776
        12/31/2004     10.094     11.153          741
        12/31/2005     11.153     12.007          648
        12/31/2006     12.007     13.582          584
        12/31/2007     13.582     13.979          517
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.840           81
        12/31/2003      7.840      9.976          286
        12/31/2004      9.976     10.989          270
        12/31/2005     10.989     11.795          248
        12/31/2006     11.795     13.304          211
        12/31/2007     13.304     13.650          179
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.996           24
        12/31/2004      9.996     11.016           35
        12/31/2005     11.016     11.830           34
        12/31/2006     11.830     13.350           34
        12/31/2007     13.350     13.704           32
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.802          284
        12/31/2004      9.802     10.749          647
        12/31/2005     10.749     11.485          622
        12/31/2006     11.485     12.896          535
        12/31/2007     12.896     13.172          459
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.015            8
        12/31/2004     10.015     11.043            8
        12/31/2005     11.043     11.865            8
        12/31/2006     11.865     13.396            8
        12/31/2007     13.396     13.759            8
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.821           12
        12/31/2004      9.821     10.775           16
        12/31/2005     10.775     11.519           12
        12/31/2006     11.519     12.941           12
        12/31/2007     12.941     13.225            9

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.581           40
        12/31/2003      7.581     10.253          106
        12/31/2004     10.253     12.267          125
        12/31/2005     12.267     12.914           72
        12/31/2006     12.914     14.505           54
        12/31/2007     14.505     14.144           30
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.575            2
        12/31/2003      7.575     10.236            8
        12/31/2004     10.236     12.234           18
        12/31/2005     12.234     12.866           18
        12/31/2006     12.866     14.437           18
        12/31/2007     14.437     14.064           24
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.565           86
        12/31/2003      7.565     10.202          541
        12/31/2004     10.202     12.169          552
        12/31/2005     12.169     12.772          522
        12/31/2006     12.772     14.303          499
        12/31/2007     14.303     13.905          426
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.227            7
        12/31/2004     10.227     12.218           31
        12/31/2005     12.218     12.843           30
        12/31/2006     12.843     14.403           30
        12/31/2007     14.403     14.024           25
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.202            5
        12/31/2004     10.202     12.169            9
        12/31/2005     12.169     12.772           13
        12/31/2006     12.772     14.303           14
        12/31/2007     14.303     13.905           14
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.219            0
        12/31/2004     10.219     12.202            0
        12/31/2005     12.202     12.819            0
        12/31/2006     12.819     14.370            0
        12/31/2007     14.370     13.984            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.134            3
        12/31/2004     10.134     12.039            6
        12/31/2005     12.039     12.586            7
        12/31/2006     12.586     14.038            5
        12/31/2007     14.038     13.593            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.591           20
        12/31/2003      7.591     10.287          178
        12/31/2004     10.287     12.333          154
        12/31/2005     12.333     13.009          158
        12/31/2006     13.009     14.641          137
        12/31/2007     14.641     14.306           99
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.575           77
        12/31/2003      7.575     10.236          279
        12/31/2004     10.236     12.234          270
        12/31/2005     12.234     12.866          246
        12/31/2006     12.866     14.437          206
        12/31/2007     14.437     14.064          174
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.244            7
        12/31/2004     10.244     12.251           19
        12/31/2005     12.251     12.890           31
        12/31/2006     12.890     14.471           28
        12/31/2007     14.471     14.104           27
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.159          211
        12/31/2004     10.159     12.088          722
        12/31/2005     12.088     12.656         1127
        12/31/2006     12.656     14.137         1192
        12/31/2007     14.137     13.709         1069
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.253            0
        12/31/2004     10.253     12.267           11
        12/31/2005     12.267     12.914            0
        12/31/2006     12.914     14.505            0
        12/31/2007     14.505     14.144            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.168            2
        12/31/2004     10.168     12.104            5
        12/31/2005     12.104     12.679            5
        12/31/2006     12.679     14.170            2
        12/31/2007     14.170     13.748            2

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.134          158
        12/31/2003      8.134     10.225          156
        12/31/2004     10.225     11.076          218
        12/31/2005     11.076     11.356          147
        12/31/2006     11.356     12.843           94
        12/31/2007     12.843     13.236           54
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.129            1
        12/31/2003      8.129     10.208           35
        12/31/2004     10.208     11.047           43
        12/31/2005     11.047     11.314           39
        12/31/2006     11.314     12.784           22
        12/31/2007     12.784     13.161           18
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.118          217
        12/31/2003      8.118     10.174         1043
        12/31/2004     10.174     10.988         1089
        12/31/2005     10.988     11.232          907
        12/31/2006     11.232     12.665          807
        12/31/2007     12.665     13.013          656
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.200           26
        12/31/2004     10.200     11.032           52
        12/31/2005     11.032     11.294           50
        12/31/2006     11.294     12.754           46
        12/31/2007     12.754     13.124           47
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.174            4
        12/31/2004     10.174     10.988           32
        12/31/2005     10.988     11.232           38
        12/31/2006     11.232     12.665           32
        12/31/2007     12.665     13.013           29
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.191            0
        12/31/2004     10.191     11.017            0
        12/31/2005     11.017     11.273            0
        12/31/2006     11.273     12.724            0
        12/31/2007     12.724     13.087            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.106            2
        12/31/2004     10.106     10.871            4
        12/31/2005     10.871     11.068            5
        12/31/2006     11.068     12.430            2
        12/31/2007     12.430     12.721            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.145          173
        12/31/2003      8.145     10.259          539
        12/31/2004     10.259     11.136          450
        12/31/2005     11.136     11.440          397
        12/31/2006     11.440     12.964          298
        12/31/2007     12.964     13.387          264
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.129           64
        12/31/2003      8.129     10.208          436
        12/31/2004     10.208     11.047          434
        12/31/2005     11.047     11.314          384
        12/31/2006     11.314     12.784          355
        12/31/2007     12.784     13.161          225
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.217            7
        12/31/2004     10.217     11.062           45
        12/31/2005     11.062     11.335           60
        12/31/2006     11.335     12.814           37
        12/31/2007     12.814     13.199           35
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.132          411
        12/31/2004     10.132     10.915         1541
        12/31/2005     10.915     11.129         1952
        12/31/2006     11.129     12.518         1960
        12/31/2007     12.518     12.829         1693
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.225            0
        12/31/2004     10.225     11.076           13
        12/31/2005     11.076     11.356            1
        12/31/2006     11.356     12.843            1
        12/31/2007     12.843     13.236            1
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.140            1
        12/31/2004     10.140     10.929            7
        12/31/2005     10.929     11.149            8
        12/31/2006     11.149     12.547            8
        12/31/2007     12.547     12.866            8

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Global Communications Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.857            1
        12/31/2002     16.857     11.001           11
        12/31/2003     11.001     15.166           22
        12/31/2004     15.166     16.998           22
        12/31/2005     16.998     19.322           19
        12/31/2006     19.322     23.628           28
        12/31/2007     23.628     28.815           31
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     10.850            3
        12/31/2003     10.850     14.944           16
        12/31/2004     14.944     16.732            8
        12/31/2005     16.732     19.001           14
        12/31/2006     19.001     23.211           17
        12/31/2007     23.211     28.279           20
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     10.555            2
        12/31/2003     10.555     14.509           25
        12/31/2004     14.509     16.212           47
        12/31/2005     16.212     18.374           60
        12/31/2006     18.374     22.401           81
        12/31/2007     22.401     27.237           98
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.834           10
        12/31/2004     14.834     16.601           16
        12/31/2005     16.601     18.842           16
        12/31/2006     18.842     23.006           22
        12/31/2007     23.006     28.015           29
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.509            0
        12/31/2004     14.509     16.212            1
        12/31/2005     16.212     18.374            2
        12/31/2006     18.374     22.401            3
        12/31/2007     22.401     27.237            4
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.725            0
        12/31/2004     14.725     16.470            0
        12/31/2005     16.470     18.684            0
        12/31/2006     18.684     22.802            3
        12/31/2007     22.802     27.753            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     13.676            0
        12/31/2004     13.676     15.221            2
        12/31/2005     15.221     17.181            2
        12/31/2006     17.181     20.863            2
        12/31/2007     20.863     25.265            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.294            0
        12/31/2002     17.294     11.308            4
        12/31/2003     11.308     15.621           12
        12/31/2004     15.621     17.543            8
        12/31/2005     17.543     19.981           11
        12/31/2006     19.981     24.483           18
        12/31/2007     24.483     29.918           24
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     10.850            0
        12/31/2003     10.850     14.944            8
        12/31/2004     14.944     16.732           26
        12/31/2005     16.732     19.001           19
        12/31/2006     19.001     23.211           22
        12/31/2007     23.211     28.279           35
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.055            1
        12/31/2004     15.055     16.865            2
        12/31/2005     16.865     19.161            2
        12/31/2006     19.161     23.419            7
        12/31/2007     23.419     28.546           12
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     13.983           13
        12/31/2004     13.983     15.585           74
        12/31/2005     15.585     17.619          189
        12/31/2006     17.619     21.427          341
        12/31/2007     21.427     25.987          552
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.166            0
        12/31/2004     15.166     16.998            0
        12/31/2005     16.998     19.322            2
        12/31/2006     19.322     23.628            0
        12/31/2007     23.628     28.815            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.086            0
        12/31/2004     14.086     15.709            2
        12/31/2005     15.709     17.767            1
        12/31/2006     17.767     21.618            1
        12/31/2007     21.618     26.233           11

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Global Real Estate Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.807            5
        12/31/2002     27.807     27.863           46
        12/31/2003     27.863     37.130           97
        12/31/2004     37.130     48.038          104
        12/31/2005     48.038     53.515           96
        12/31/2006     53.515     63.351           60
        12/31/2007     63.351     49.210           35
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     27.482            5
        12/31/2003     27.482     36.585           17
        12/31/2004     36.585     47.286           19
        12/31/2005     47.286     52.624           20
        12/31/2006     52.624     62.235           11
        12/31/2007     62.235     48.295            8
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     26.735           39
        12/31/2003     26.735     35.520          179
        12/31/2004     35.520     45.817          210
        12/31/2005     45.817     50.888          186
        12/31/2006     50.888     60.061          166
        12/31/2007     60.061     46.514          115
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     36.316           10
        12/31/2004     36.316     46.914           31
        12/31/2005     46.914     52.185           32
        12/31/2006     52.185     61.684           27
        12/31/2007     61.684     47.843           21
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     35.520            2
        12/31/2004     35.520     45.817            7
        12/31/2005     45.817     50.888            7
        12/31/2006     50.888     60.061            6
        12/31/2007     60.061     46.514            5
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     36.049            1
        12/31/2004     36.049     46.546            3
        12/31/2005     46.546     51.749            3
        12/31/2006     51.749     61.138            1
        12/31/2007     61.138     47.396            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.481            3
        12/31/2004     33.481     43.014            6
        12/31/2005     43.014     47.585            6
        12/31/2006     47.585     55.939            4
        12/31/2007     55.939     43.148            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.527            7
        12/31/2002     28.527     28.641           54
        12/31/2003     28.641     38.244          133
        12/31/2004     38.244     49.578          145
        12/31/2005     49.578     55.341          120
        12/31/2006     55.341     65.643           96
        12/31/2007     65.643     51.094           61
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     27.482           16
        12/31/2003     27.482     36.585           87
        12/31/2004     36.585     47.286          121
        12/31/2005     47.286     52.624          111
        12/31/2006     52.624     62.235           98
        12/31/2007     62.235     48.295           80
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     36.856            4
        12/31/2004     36.856     47.661           18
        12/31/2005     47.661     53.068           29
        12/31/2006     53.068     62.790           28
        12/31/2007     62.790     48.750           20
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.232           66
        12/31/2004     34.232     44.045          304
        12/31/2005     44.045     48.798          508
        12/31/2006     48.798     57.451          496
        12/31/2007     57.451     44.381          421
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.130            1
        12/31/2004     37.130     48.038            1
        12/31/2005     48.038     53.515            1
        12/31/2006     53.515     63.351            0
        12/31/2007     63.351     49.210            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.485            3
        12/31/2004     34.485     44.394            4
        12/31/2005     44.394     49.209            7
        12/31/2006     49.209     57.963            3
        12/31/2007     57.963     44.800            1

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Growth and Income Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A     30.769           10
        12/31/2001     30.769     29.515           62
        12/31/2002     29.515     24.420           92
        12/31/2003     24.420     30.132           86
        12/31/2004     30.132     32.718           72
        12/31/2005     32.718     33.249           71
        12/31/2006     33.249     38.110           59
        12/31/2007     38.110     36.021           49
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     22.491            2
        12/31/2003     22.491     27.724            9
        12/31/2004     27.724     30.073           15
        12/31/2005     30.073     30.530           14
        12/31/2006     30.530     34.959           10
        12/31/2007     34.959     33.009           10
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     21.880           30
        12/31/2003     21.880     26.917          148
        12/31/2004     26.917     29.138          144
        12/31/2005     29.138     29.522          141
        12/31/2006     29.522     33.738          133
        12/31/2007     33.738     31.792          114
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.520            5
        12/31/2004     27.520     29.836           24
        12/31/2005     29.836     30.275           31
        12/31/2006     30.275     34.649           31
        12/31/2007     34.649     32.701           36
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.917            2
        12/31/2004     26.917     29.138            6
        12/31/2005     29.138     29.522            8
        12/31/2006     29.522     33.738            8
        12/31/2007     33.738     31.792            7
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.317            1
        12/31/2004     27.317     29.602            1
        12/31/2005     29.602     30.022            1
        12/31/2006     30.022     34.343            1
        12/31/2007     34.343     32.395            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     25.372            2
        12/31/2004     25.372     27.356            2
        12/31/2005     27.356     27.606            2
        12/31/2006     27.606     31.422            2
        12/31/2007     31.422     29.491            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     30.892           15
        12/31/2001     30.892     29.692           76
        12/31/2002     29.692     24.616          116
        12/31/2003     24.616     30.434          138
        12/31/2004     30.434     33.112          134
        12/31/2005     33.112     33.716          119
        12/31/2006     33.716     38.723          108
        12/31/2007     38.723     36.674           93
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     22.491           14
        12/31/2003     22.491     27.724           69
        12/31/2004     27.724     30.073           68
        12/31/2005     30.073     30.530           54
        12/31/2006     30.530     34.959           49
        12/31/2007     34.959     33.009           44
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.029            4
        12/31/2004     28.029     30.419           28
        12/31/2005     30.419     30.896           39
        12/31/2006     30.896     35.396           36
        12/31/2007     35.396     33.439           35
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     25.940           62
        12/31/2004     25.940     28.011          334
        12/31/2005     28.011     28.310          465
        12/31/2006     28.310     32.271          512
        12/31/2007     32.271     30.334          485
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.137            1
        12/31/2004     28.137     30.551            1
        12/31/2005     30.551     31.046            1
        12/31/2006     31.046     35.586            1
        12/31/2007     35.586     33.635            1
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.133           16
        12/31/2004     26.133     28.233           15
        12/31/2005     28.233     28.548           12
        12/31/2006     28.548     32.559            8
        12/31/2007     32.559     30.620            8
--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin High Income Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.308            0
        12/31/2002     17.308     15.299           32
        12/31/2003     15.299     19.701          112
        12/31/2004     19.701     21.249           50
        12/31/2005     21.249     21.552           44
        12/31/2006     21.552     23.139           40
        12/31/2007     23.139     23.329           25
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     15.090            3
        12/31/2003     15.090     19.412           25
        12/31/2004     19.412     20.916           18
        12/31/2005     20.916     21.193           17
        12/31/2006     21.193     22.731           15
        12/31/2007     22.731     22.895           11
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     14.680           18
        12/31/2003     14.680     18.847          203
        12/31/2004     18.847     20.266          183
        12/31/2005     20.266     20.494          168
        12/31/2006     20.494     21.937          186
        12/31/2007     21.937     22.051           94
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.270           11
        12/31/2004     19.270     20.752           35
        12/31/2005     20.752     21.016           30
        12/31/2006     21.016     22.530           32
        12/31/2007     22.530     22.681           31
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.847            1
        12/31/2004     18.847     20.266            5
        12/31/2005     20.266     20.494            8
        12/31/2006     20.494     21.937            5
        12/31/2007     21.937     22.051            6
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.128            0
        12/31/2004     19.128     20.589            1
        12/31/2005     20.589     20.841            1
        12/31/2006     20.841     22.331            1
        12/31/2007     22.331     22.469            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.765            1
        12/31/2004     17.765     19.027            1
        12/31/2005     19.027     19.164            1
        12/31/2006     19.164     20.432            4
        12/31/2007     20.432     20.455            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.756            0
        12/31/2002     17.756     15.726           41
        12/31/2003     15.726     20.292          182
        12/31/2004     20.292     21.930           75
        12/31/2005     21.930     22.287           71
        12/31/2006     22.287     23.976           67
        12/31/2007     23.976     24.222           43
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     15.090            9
        12/31/2003     15.090     19.412           65
        12/31/2004     19.412     20.916           48
        12/31/2005     20.916     21.193           32
        12/31/2006     21.193     22.731           31
        12/31/2007     22.731     22.895           31
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.556            9
        12/31/2004     19.556     21.082           28
        12/31/2005     21.082     21.372           35
        12/31/2006     21.372     22.934           32
        12/31/2007     22.934     23.111           29
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.164          125
        12/31/2004     18.164     19.482          457
        12/31/2005     19.482     19.652          366
        12/31/2006     19.652     20.984          459
        12/31/2007     20.984     21.040          450
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.701            1
        12/31/2004     19.701     21.249            0
        12/31/2005     21.249     21.552            0
        12/31/2006     21.552     23.139            0
        12/31/2007     23.139     23.329            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.298            2
        12/31/2004     18.298     19.637            1
        12/31/2005     19.637     19.818            1
        12/31/2006     19.818     21.171            1
        12/31/2007     21.171     21.238            3

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Income Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     26.801            0
        12/31/2002     26.801     26.149           46
        12/31/2003     26.149     33.812           63
        12/31/2004     33.812     37.789           79
        12/31/2005     37.789     37.693           85
        12/31/2006     37.693     43.754          110
        12/31/2007     43.754     44.561          105
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     25.792            4
        12/31/2003     25.792     33.316           23
        12/31/2004     33.316     37.197           34
        12/31/2005     37.197     37.066           30
        12/31/2006     37.066     42.983           25
        12/31/2007     42.983     43.732           23
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     25.091           22
        12/31/2003     25.091     32.346          126
        12/31/2004     32.346     36.042          148
        12/31/2005     36.042     35.843          145
        12/31/2006     35.843     41.482          177
        12/31/2007     41.482     42.120          165
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.071            6
        12/31/2004     33.071     36.905           32
        12/31/2005     36.905     36.757           43
        12/31/2006     36.757     42.603           68
        12/31/2007     42.603     43.323           83
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.346            0
        12/31/2004     32.346     36.042            3
        12/31/2005     36.042     35.843            4
        12/31/2006     35.843     41.482            7
        12/31/2007     41.482     42.120            5
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.827            0
        12/31/2004     32.827     36.615            1
        12/31/2005     36.615     36.450            1
        12/31/2006     36.450     42.226            1
        12/31/2007     42.226     42.918            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.489            6
        12/31/2004     30.489     33.837            7
        12/31/2005     33.837     33.517            8
        12/31/2006     33.517     38.635            9
        12/31/2007     38.635     39.071           10


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.495            6
        12/31/2002     27.495     26.880           73
        12/31/2003     26.880     34.826           87
        12/31/2004     34.826     39.001          115
        12/31/2005     39.001     38.980          131
        12/31/2006     38.980     45.337          153
        12/31/2007     45.337     46.266          162
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     25.792           19
        12/31/2003     25.792     33.316           94
        12/31/2004     33.316     37.197           69
        12/31/2005     37.197     37.066           71
        12/31/2006     37.066     42.983           87
        12/31/2007     42.983     43.732           93
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.563            0
        12/31/2004     33.563     37.492           13
        12/31/2005     37.492     37.378           30
        12/31/2006     37.378     43.367           47
        12/31/2007     43.367     44.144           44
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.173            9
        12/31/2004     31.173     34.648          239
        12/31/2005     34.648     34.371          537
        12/31/2006     34.371     39.679          816
        12/31/2007     39.679     40.188          947
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.812            0
        12/31/2004     33.812     37.789            1
        12/31/2005     37.789     37.693            1
        12/31/2006     37.693     43.754            1
        12/31/2007     43.754     44.561            1
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.404            3
        12/31/2004     31.404     34.922            3
        12/31/2005     34.922     34.660            3
        12/31/2006     34.660     40.033            3
        12/31/2007     40.033     40.567            2

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Large Cap Growth Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.841            4
        12/31/2002     17.841     13.453           38
        12/31/2003     13.453     16.765           39
        12/31/2004     16.765     17.763           39
        12/31/2005     17.763     17.622           44
        12/31/2006     17.622     19.185           36
        12/31/2007     19.185     20.005           28
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.364            3
        12/31/2003     13.364     16.637           21
        12/31/2004     16.637     17.609           23
        12/31/2005     17.609     17.453           22
        12/31/2006     17.453     18.982           19
        12/31/2007     18.982     19.773           20
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.187           74
        12/31/2003     13.187     16.384          239
        12/31/2004     16.384     17.306          227
        12/31/2005     17.306     17.118          226
        12/31/2006     17.118     18.581          205
        12/31/2007     18.581     19.317          171
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.573           10
        12/31/2004     16.573     17.533           29
        12/31/2005     17.533     17.369           37
        12/31/2006     17.369     18.881           35
        12/31/2007     18.881     19.658           38
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.384            0
        12/31/2004     16.384     17.306            3
        12/31/2005     17.306     17.118            9
        12/31/2006     17.118     18.581           11
        12/31/2007     18.581     19.317           11
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.510            0
        12/31/2004     16.510     17.457            1
        12/31/2005     17.457     17.285            0
        12/31/2006     17.285     18.780            0
        12/31/2007     18.780     19.543            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.889            1
        12/31/2004     15.889     16.716            1
        12/31/2005     16.716     16.469            1
        12/31/2006     16.469     17.805            2
        12/31/2007     17.805     18.435            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.045            6
        12/31/2002     18.045     13.634           63
        12/31/2003     13.634     17.024           85
        12/31/2004     17.024     18.073          109
        12/31/2005     18.073     17.967          111
        12/31/2006     17.967     19.599           93
        12/31/2007     19.599     20.478           87
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.364           41
        12/31/2003     13.364     16.637          141
        12/31/2004     16.637     17.609          144
        12/31/2005     17.609     17.453          124
        12/31/2006     17.453     18.982          102
        12/31/2007     18.982     19.773           87
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.701            3
        12/31/2004     16.701     17.686           28
        12/31/2005     17.686     17.537           34
        12/31/2006     17.537     19.083           36
        12/31/2007     19.083     19.889           32
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.072          121
        12/31/2004     16.072     16.935          601
        12/31/2005     16.935     16.709          897
        12/31/2006     16.709     18.092          916
        12/31/2007     18.092     18.761          862
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.765            0
        12/31/2004     16.765     17.763            0
        12/31/2005     17.763     17.622            1
        12/31/2006     17.622     19.185            2
        12/31/2007     19.185     20.005            3
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.134            3
        12/31/2004     16.134     17.009            5
        12/31/2005     17.009     16.790            8
        12/31/2006     16.790     18.189            6
        12/31/2007     18.189     18.871            7

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Rising Dividends Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A     22.545            5
        12/31/2001     22.545     25.131           90
        12/31/2002     25.131     24.280          159
        12/31/2003     24.280     29.695          174
        12/31/2004     29.695     32.355          164
        12/31/2005     32.355     32.852          177
        12/31/2006     32.852     37.774          130
        12/31/2007     37.774     36.081          109
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     22.988           11
        12/31/2003     22.988     28.087           27
        12/31/2004     28.087     30.572           29
        12/31/2005     30.572     31.011           27
        12/31/2006     31.011     35.621           25
        12/31/2007     35.621     33.990           19
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     22.490          100
        12/31/2003     22.490     27.424          444
        12/31/2004     27.424     29.791          450
        12/31/2005     29.791     30.158          422
        12/31/2006     30.158     34.572          377
        12/31/2007     34.572     32.923          323
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.453           14
        12/31/2004     27.453     29.867           57
        12/31/2005     29.867     30.280           70
        12/31/2006     30.280     34.765           71
        12/31/2007     34.765     33.157           56
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.424            2
        12/31/2004     27.424     29.791           12
        12/31/2005     29.791     30.158           15
        12/31/2006     30.158     34.572           16
        12/31/2007     34.572     32.923           15
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.753            3
        12/31/2004     27.753     30.179            5
        12/31/2005     30.179     30.581            3
        12/31/2006     30.581     35.093            3
        12/31/2007     35.093     33.453            3
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.144            6
        12/31/2004     26.144     28.287            8
        12/31/2005     28.287     28.522            7
        12/31/2006     28.522     32.566            7
        12/31/2007     32.566     30.889            5


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     22.634            9
        12/31/2001     22.634     25.282          135
        12/31/2002     25.282     24.475          220
        12/31/2003     24.475     29.993          234
        12/31/2004     29.993     32.745          235
        12/31/2005     32.745     33.314          210
        12/31/2006     33.314     38.382          198
        12/31/2007     38.382     36.736          150
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     22.988           43
        12/31/2003     22.988     28.087          162
        12/31/2004     28.087     30.572          175
        12/31/2005     30.572     31.011          167
        12/31/2006     31.011     35.621          134
        12/31/2007     35.621     33.990          115
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.255            4
        12/31/2004     28.255     30.771           24
        12/31/2005     30.771     31.228           43
        12/31/2006     31.228     35.888           34
        12/31/2007     35.888     34.263           29
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.617          109
        12/31/2004     26.617     28.842          475
        12/31/2005     28.842     29.124          708
        12/31/2006     29.124     33.304          698
        12/31/2007     33.304     31.637          593
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.424            0
        12/31/2004     28.424     30.971            0
        12/31/2005     30.971     31.446            0
        12/31/2006     31.446     36.157            0
        12/31/2007     36.157     34.537            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.776           14
        12/31/2004     26.776     29.029           16
        12/31/2005     29.029     29.328            8
        12/31/2006     29.328     33.554           10
        12/31/2007     33.554     31.890            8

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Small Cap Value Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.498            0
        12/31/2002     10.498      9.351           52
        12/31/2003      9.351     12.129           41
        12/31/2004     12.129     14.733           72
        12/31/2005     14.733     15.732           49
        12/31/2006     15.732     18.067           49
        12/31/2007     18.067     17.312           27
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.308            1
        12/31/2003      9.308     12.060           11
        12/31/2004     12.060     14.635           29
        12/31/2005     14.635     15.611           28
        12/31/2006     15.611     17.911           19
        12/31/2007     17.911     17.145           15
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.221           60
        12/31/2003      9.221     11.924          391
        12/31/2004     11.924     14.441          418
        12/31/2005     14.441     15.374          385
        12/31/2006     15.374     17.603          331
        12/31/2007     17.603     16.816          293
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.026           15
        12/31/2004     12.026     14.586           27
        12/31/2005     14.586     15.552           30
        12/31/2006     15.552     17.833           22
        12/31/2007     17.833     17.062           21
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.924            1
        12/31/2004     11.924     14.441            7
        12/31/2005     14.441     15.374            8
        12/31/2006     15.374     17.603            8
        12/31/2007     17.603     16.816            8
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.992            0
        12/31/2004     11.992     14.538            2
        12/31/2005     14.538     15.492            0
        12/31/2006     15.492     17.756            0
        12/31/2007     17.756     16.980            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.657            9
        12/31/2004     11.657     14.061            4
        12/31/2005     14.061     14.909            5
        12/31/2006     14.909     17.003            3
        12/31/2007     17.003     16.178            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.576           19
        12/31/2002     10.576      9.439          102
        12/31/2003      9.439     12.267          117
        12/31/2004     12.267     14.931          150
        12/31/2005     14.931     15.975          160
        12/31/2006     15.975     18.383          146
        12/31/2007     18.383     17.650          114
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.308           20
        12/31/2003      9.308     12.060          139
        12/31/2004     12.060     14.635          149
        12/31/2005     14.635     15.611          125
        12/31/2006     15.611     17.911          101
        12/31/2007     17.911     17.145           71
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.095            9
        12/31/2004     12.095     14.684           26
        12/31/2005     14.684     15.671           32
        12/31/2006     15.671     17.989           33
        12/31/2007     17.989     17.228           26
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.756          155
        12/31/2004     11.756     14.202          574
        12/31/2005     14.202     15.082          789
        12/31/2006     15.082     17.225          707
        12/31/2007     17.225     16.415          625
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.129            0
        12/31/2004     12.129     14.733            0
        12/31/2005     14.733     15.732            0
        12/31/2006     15.732     18.067            0
        12/31/2007     18.067     17.312            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.790           14
        12/31/2004     11.790     14.250           18
        12/31/2005     14.250     15.140            8
        12/31/2006     15.140     17.300            7
        12/31/2007     17.300     16.494            7

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Small-Mid Cap Growth Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A     23.739           21
        12/31/2001     23.739     19.748           73
        12/31/2002     19.748     13.826          149
        12/31/2003     13.826     18.627          142
        12/31/2004     18.627     20.383           97
        12/31/2005     20.383     20.968           87
        12/31/2006     20.968     22.374           84
        12/31/2007     22.374     24.431           63
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.471            7
        12/31/2003     13.471     18.131           26
        12/31/2004     18.131     19.820           21
        12/31/2005     19.820     20.369           20
        12/31/2006     20.369     21.713           17
        12/31/2007     21.713     23.685           18
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.279           59
        12/31/2003     13.279     17.837          261
        12/31/2004     17.837     19.460          281
        12/31/2005     19.460     19.959          207
        12/31/2006     19.959     21.234          181
        12/31/2007     21.234     23.115          168
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.057           15
        12/31/2004     18.057     19.730           55
        12/31/2005     19.730     20.266           55
        12/31/2006     20.266     21.592           49
        12/31/2007     21.592     23.541           40
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.837            2
        12/31/2004     17.837     19.460           10
        12/31/2005     19.460     19.959           10
        12/31/2006     19.959     21.234           12
        12/31/2007     21.234     23.115            9
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.984            3
        12/31/2004     17.984     19.639            1
        12/31/2005     19.639     20.163            1
        12/31/2006     20.163     21.472            1
        12/31/2007     21.472     23.399            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.264            2
        12/31/2004     17.264     18.759            4
        12/31/2005     18.759     19.163            4
        12/31/2006     19.163     20.306            4
        12/31/2007     20.306     22.016            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     23.833           96
        12/31/2001     23.833     19.867          143
        12/31/2002     19.867     13.936          218
        12/31/2003     13.936     18.814          228
        12/31/2004     18.814     20.628          219
        12/31/2005     20.628     21.263          153
        12/31/2006     21.263     22.734          130
        12/31/2007     22.734     24.874          100
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.471           37
        12/31/2003     13.471     18.131          106
        12/31/2004     18.131     19.820           98
        12/31/2005     19.820     20.369           88
        12/31/2006     20.369     21.713           76
        12/31/2007     21.713     23.685           64
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.205            8
        12/31/2004     18.205     19.911            9
        12/31/2005     19.911     20.473           15
        12/31/2006     20.473     21.835           17
        12/31/2007     21.835     23.830           15
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.476           81
        12/31/2004     17.476     19.019          328
        12/31/2005     19.019     19.457          498
        12/31/2006     19.457     20.649          470
        12/31/2007     20.649     22.422          419
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.280            3
        12/31/2004     18.280     20.003            4
        12/31/2005     20.003     20.577            8
        12/31/2006     20.577     21.957            5
        12/31/2007     21.957     23.975            5
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.548            3
        12/31/2004     17.548     19.106            8
        12/31/2005     19.106     19.557            7
        12/31/2006     19.557     20.764            4
        12/31/2007     20.764     22.559            4

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.225           39
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.221            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.212            3
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.219            0
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.212            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.216            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.194            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.235            1
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.221            1
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.223            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.200           51
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.225            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.203            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin U.S. Government Fund
RWDE 1       1.85%
        12/31/2000        N/A     20.689           19
        12/31/2001     20.689     21.804          113
        12/31/2002     21.804     23.496          385
        12/31/2003     23.496     23.576          351
        12/31/2004     23.576     23.947          264
        12/31/2005     23.947     24.074          163
        12/31/2006     24.074     24.584          122
        12/31/2007     24.584     25.725          106
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     21.640           46
        12/31/2003     21.640     21.692           74
        12/31/2004     21.692     22.011           52
        12/31/2005     22.011     22.106           45
        12/31/2006     22.106     22.551           39
        12/31/2007     22.551     23.574           37
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     21.052          218
        12/31/2003     21.052     21.060          602
        12/31/2004     21.060     21.327          525
        12/31/2005     21.327     21.377          454
        12/31/2006     21.377     21.763          399
        12/31/2007     21.763     22.705          364
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.532           20
        12/31/2004     21.532     21.838           54
        12/31/2005     21.838     21.921           75
        12/31/2006     21.921     22.351           70
        12/31/2007     22.351     23.354           67
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.060            1
        12/31/2004     21.060     21.327            6
        12/31/2005     21.327     21.377           12
        12/31/2006     21.377     21.763           12
        12/31/2007     21.763     22.705           11
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.374           10
        12/31/2004     21.374     21.666            9
        12/31/2005     21.666     21.738            4
        12/31/2006     21.738     22.154            3
        12/31/2007     22.154     23.136            4
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.851            7
        12/31/2004     19.851     20.023            9
        12/31/2005     20.023     19.989            9
        12/31/2006     19.989     20.270            5
        12/31/2007     20.270     21.062            5


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     20.771           64
        12/31/2001     20.771     21.935          243
        12/31/2002     21.935     23.684          652
        12/31/2003     23.684     23.813          446
        12/31/2004     23.813     24.236          379
        12/31/2005     24.236     24.413          306
        12/31/2006     24.413     24.979          259
        12/31/2007     24.979     26.192          223
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     21.640           77
        12/31/2003     21.640     21.692          297
        12/31/2004     21.692     22.011          249
        12/31/2005     22.011     22.106          209
        12/31/2006     22.106     22.551          190
        12/31/2007     22.551     23.574          176
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.917            7
        12/31/2004     21.917     22.251           14
        12/31/2005     22.251     22.358           21
        12/31/2006     22.358     22.819           26
        12/31/2007     22.819     23.866           27
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.296          146
        12/31/2004     20.296     20.502          497
        12/31/2005     20.502     20.498          696
        12/31/2006     20.498     20.817          692
        12/31/2007     20.817     21.664          681
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.015            1
        12/31/2004     22.015     22.361            6
        12/31/2005     22.361     22.480            6
        12/31/2006     22.480     22.955            0
        12/31/2007     22.955     24.021            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.447           11
        12/31/2004     20.447     20.665           17
        12/31/2005     20.665     20.671           17
        12/31/2006     20.671     21.003           16
        12/31/2007     21.003     21.868           17

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Zero Coupon Fund 2010
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.816            0
        12/31/2002     27.816     32.795           70
        12/31/2003     32.795     33.350           21
        12/31/2004     33.350     34.281            5
        12/31/2005     34.281     34.172            6
        12/31/2006     34.172     34.457            5
        12/31/2007     34.457     36.738           33
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     32.346           10
        12/31/2003     32.346     32.861           17
        12/31/2004     32.861     33.745            8
        12/31/2005     33.745     33.603            8
        12/31/2006     33.603     33.850            8
        12/31/2007     33.850     36.055            8
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     31.467           28
        12/31/2003     31.467     31.904           81
        12/31/2004     31.904     32.696           61
        12/31/2005     32.696     32.494           62
        12/31/2006     32.494     32.668           55
        12/31/2007     32.668     34.725           54
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.619            2
        12/31/2004     32.619     33.480            5
        12/31/2005     33.480     33.322           11
        12/31/2006     33.322     33.550           16
        12/31/2007     33.550     35.718           16
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.904            0
        12/31/2004     31.904     32.696            0
        12/31/2005     32.696     32.494            1
        12/31/2006     32.494     32.668            1
        12/31/2007     32.668     34.725            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.379            0
        12/31/2004     32.379     33.216            0
        12/31/2005     33.216     33.044            0
        12/31/2006     33.044     33.254            0
        12/31/2007     33.254     35.384            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.073            0
        12/31/2004     30.073     30.696            1
        12/31/2005     30.696     30.385            1
        12/31/2006     30.385     30.426            0
        12/31/2007     30.426     32.212            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.536            2
        12/31/2002     28.536     33.711          110
        12/31/2003     33.711     34.350           64
        12/31/2004     34.350     35.381           52
        12/31/2005     35.381     35.338           55
        12/31/2006     35.338     35.704           35
        12/31/2007     35.704     38.144           36
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     32.346           11
        12/31/2003     32.346     32.861           55
        12/31/2004     32.861     33.745           73
        12/31/2005     33.745     33.603           70
        12/31/2006     33.603     33.850           69
        12/31/2007     33.850     36.055           63
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.105            1
        12/31/2004     33.105     34.012            4
        12/31/2005     34.012     33.886            4
        12/31/2006     33.886     34.152            5
        12/31/2007     34.152     36.395            4
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.747           17
        12/31/2004     30.747     31.432           70
        12/31/2005     31.432     31.160          120
        12/31/2006     31.160     31.248          127
        12/31/2007     31.248     33.133          153
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.350            0
        12/31/2004     33.350     34.281            1
        12/31/2005     34.281     34.172            1
        12/31/2006     34.172     34.457            0
        12/31/2007     34.457     36.738            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.975            0
        12/31/2004     30.975     31.681            0
        12/31/2005     31.681     31.422            2
        12/31/2006     31.422     31.527            7
        12/31/2007     31.527     33.445           15

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Jennison 20/20 Focus Portfolio
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.169           32
        12/31/2003      8.169     10.329           34
        12/31/2004     10.329     11.698           38
        12/31/2005     11.698     13.926           50
        12/31/2006     13.926     15.532           49
        12/31/2007     15.532     16.788           43
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.164            1
        12/31/2003      8.164     10.312           19
        12/31/2004     10.312     11.667           18
        12/31/2005     11.667     13.875           21
        12/31/2006     13.875     15.459           20
        12/31/2007     15.459     16.693           17
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.153           26
        12/31/2003      8.153     10.277          148
        12/31/2004     10.277     11.605          229
        12/31/2005     11.605     13.773          204
        12/31/2006     13.773     15.316          200
        12/31/2007     15.316     16.505          211
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.303            5
        12/31/2004     10.303     11.651           18
        12/31/2005     11.651     13.849           22
        12/31/2006     13.849     15.423           23
        12/31/2007     15.423     16.646           20
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.277            0
        12/31/2004     10.277     11.605            1
        12/31/2005     11.605     13.773            1
        12/31/2006     13.773     15.316            2
        12/31/2007     15.316     16.505            1
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.294            0
        12/31/2004     10.294     11.636            0
        12/31/2005     11.636     13.824            1
        12/31/2006     13.824     15.387            5
        12/31/2007     15.387     16.599            2
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.209            1
        12/31/2004     10.209     11.481            1
        12/31/2005     11.481     13.572            1
        12/31/2006     13.572     15.032            1
        12/31/2007     15.032     16.134            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.180           30
        12/31/2003      8.180     10.363           75
        12/31/2004     10.363     11.761           92
        12/31/2005     11.761     14.028           78
        12/31/2006     14.028     15.678           76
        12/31/2007     15.678     16.980           67
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.164           16
        12/31/2003      8.164     10.312           53
        12/31/2004     10.312     11.667           64
        12/31/2005     11.667     13.875           68
        12/31/2006     13.875     15.459           60
        12/31/2007     15.459     16.693           56
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.320            2
        12/31/2004     10.320     11.683           14
        12/31/2005     11.683     13.900           28
        12/31/2006     13.900     15.496           22
        12/31/2007     15.496     16.741           22
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.234           63
        12/31/2004     10.234     11.527          373
        12/31/2005     11.527     13.647          484
        12/31/2006     13.647     15.138          494
        12/31/2007     15.138     16.272          429
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.329            3
        12/31/2004     10.329     11.698            8
        12/31/2005     11.698     13.926            2
        12/31/2006     13.926     15.532            2
        12/31/2007     15.532     16.788            2
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.243            0
        12/31/2004     10.243     11.543            1
        12/31/2005     11.543     13.672            1
        12/31/2006     13.672     15.173            0
        12/31/2007     15.173     16.319            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Mutual Discovery Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A     14.806            3
        12/31/2001     14.806     14.567           41
        12/31/2002     14.567     12.956          132
        12/31/2003     12.956     16.405          105
        12/31/2004     16.405     19.034           58
        12/31/2005     19.034     21.669           64
        12/31/2006     21.669     26.178           81
        12/31/2007     26.178     28.740           73
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     12.722            5
        12/31/2003     12.722     16.093           23
        12/31/2004     16.093     18.653           24
        12/31/2005     18.653     21.214           24
        12/31/2006     21.214     25.602           22
        12/31/2007     25.602     28.080           21
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     12.566          107
        12/31/2003     12.566     15.865          466
        12/31/2004     15.865     18.351          466
        12/31/2005     18.351     20.830          501
        12/31/2006     20.830     25.088          479
        12/31/2007     25.088     27.460          437
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.036           16
        12/31/2004     16.036     18.577           31
        12/31/2005     18.577     21.117           32
        12/31/2006     21.117     25.473           74
        12/31/2007     25.473     27.924           85
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.865            2
        12/31/2004     15.865     18.351            3
        12/31/2005     18.351     20.830            5
        12/31/2006     20.830     25.088           10
        12/31/2007     25.088     27.460            9
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.979            3
        12/31/2004     15.979     18.501            2
        12/31/2005     18.501     21.021            4
        12/31/2006     21.021     25.344            3
        12/31/2007     25.344     27.769            4
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.417           16
        12/31/2004     15.417     17.762           14
        12/31/2005     17.762     20.081           16
        12/31/2006     20.081     24.090           20
        12/31/2007     24.090     26.262           19


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     14.864           13
        12/31/2001     14.864     14.654          100
        12/31/2002     14.654     13.060          264
        12/31/2003     13.060     16.570          208
        12/31/2004     16.570     19.263          232
        12/31/2005     19.263     21.974          292
        12/31/2006     21.974     26.599          287
        12/31/2007     26.599     29.261          310
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     12.722           37
        12/31/2003     12.722     16.093          202
        12/31/2004     16.093     18.653          217
        12/31/2005     18.653     21.214          227
        12/31/2006     21.214     25.602          253
        12/31/2007     25.602     28.080          257
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.151            8
        12/31/2004     16.151     18.729           22
        12/31/2005     18.729     21.312           43
        12/31/2006     21.312     25.733           45
        12/31/2007     25.733     28.237           54
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.584          150
        12/31/2004     15.584     17.981          591
        12/31/2005     17.981     20.358         1103
        12/31/2006     20.358     24.459         1502
        12/31/2007     24.459     26.705         1689
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.209            0
        12/31/2004     16.209     18.805            0
        12/31/2005     18.805     21.409            5
        12/31/2006     21.409     25.864            0
        12/31/2007     25.864     28.395            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.639            6
        12/31/2004     15.639     18.054            9
        12/31/2005     18.054     20.452           17
        12/31/2006     20.452     24.584           14
        12/31/2007     24.584     26.855           12

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Mutual Shares Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A     14.754            4
        12/31/2001     14.754     15.502          164
        12/31/2002     15.502     13.420          266
        12/31/2003     13.420     16.487          267
        12/31/2004     16.487     18.228          207
        12/31/2005     18.228     19.784          229
        12/31/2006     19.784     22.992          261
        12/31/2007     22.992     23.353          214
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.128           15
        12/31/2003     13.128     16.112           45
        12/31/2004     16.112     17.796           36
        12/31/2005     17.796     19.295           39
        12/31/2006     19.295     22.402           48
        12/31/2007     22.402     22.731           44
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     12.967           75
        12/31/2003     12.967     15.883          404
        12/31/2004     15.883     17.508          449
        12/31/2005     17.508     18.945          492
        12/31/2006     18.945     21.952          527
        12/31/2007     21.952     22.229          499
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.055           18
        12/31/2004     16.055     17.723           51
        12/31/2005     17.723     19.207           61
        12/31/2006     19.207     22.288           94
        12/31/2007     22.288     22.605          144
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.883            3
        12/31/2004     15.883     17.508           10
        12/31/2005     17.508     18.945           11
        12/31/2006     18.945     21.952           15
        12/31/2007     21.952     22.229           12
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.997            1
        12/31/2004     15.997     17.651            1
        12/31/2005     17.651     19.119            1
        12/31/2006     19.119     22.175            4
        12/31/2007     22.175     22.479            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.435           21
        12/31/2004     15.435     16.946           19
        12/31/2005     16.946     18.264           19
        12/31/2006     18.264     21.078           22
        12/31/2007     21.078     21.259           23


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     14.812            5
        12/31/2001     14.812     15.594          240
        12/31/2002     15.594     13.528          326
        12/31/2003     13.528     16.652          364
        12/31/2004     16.652     18.448          376
        12/31/2005     18.448     20.062          373
        12/31/2006     20.062     23.362          388
        12/31/2007     23.362     23.777          371
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.128           63
        12/31/2003     13.128     16.112          179
        12/31/2004     16.112     17.796          183
        12/31/2005     17.796     19.295          179
        12/31/2006     19.295     22.402          223
        12/31/2007     22.402     22.731          209
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.170            6
        12/31/2004     16.170     17.869           23
        12/31/2005     17.869     19.384           52
        12/31/2006     19.384     22.516           90
        12/31/2007     22.516     22.858           90
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.602          163
        12/31/2004     15.602     17.155          566
        12/31/2005     17.155     18.517         1248
        12/31/2006     18.517     21.402         1820
        12/31/2007     21.402     21.618         2144
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.228            0
        12/31/2004     16.228     17.942            1
        12/31/2005     17.942     19.473            6
        12/31/2006     19.473     22.630            1
        12/31/2007     22.630     22.986            1
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.658           16
        12/31/2004     15.658     17.225           18
        12/31/2005     17.225     18.602           20
        12/31/2006     18.602     21.510           21
        12/31/2007     21.510     21.739           22

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
OpCap Mid Cap Portfolio
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.979            0
        12/31/2007      9.979     10.504            6
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.972            0
        12/31/2007      9.972     10.486            5
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.959           20
        12/31/2007      9.959     10.451           40
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.969            2
        12/31/2007      9.969     10.477            6
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.959            0
        12/31/2007      9.959     10.451            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.966            0
        12/31/2007      9.966     10.468            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.932            8
        12/31/2007      9.932     10.381            5


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.992           13
        12/31/2007      9.992     10.539           16
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.972            3
        12/31/2007      9.972     10.486            1
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.976            0
        12/31/2007      9.976     10.495            1
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.942           33
        12/31/2007      9.942     10.407          150
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.979            0
        12/31/2007      9.979     10.504            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.946            0
        12/31/2007      9.946     10.416            2

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
RWDE 1       1.85%
        12/31/2000        N/A     10.336           35
        12/31/2001     10.336      8.924          124
        12/31/2002      8.924      6.822          293
        12/31/2003      6.822      9.577          257
        12/31/2004      9.577     11.203          202
        12/31/2005     11.203     12.572          178
        12/31/2006     12.572     14.525          160
        12/31/2007     14.525     15.159          131
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.802           21
        12/31/2003      6.802      9.540           64
        12/31/2004      9.540     11.148           67
        12/31/2005     11.148     12.498           65
        12/31/2006     12.498     14.425           61
        12/31/2007     14.425     15.039           54
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.762          284
        12/31/2003      6.762      9.466         1135
        12/31/2004      9.466     11.039         1162
        12/31/2005     11.039     12.350         1006
        12/31/2006     12.350     14.227          887
        12/31/2007     14.227     14.803          730
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.521           22
        12/31/2004      9.521     11.121           49
        12/31/2005     11.121     12.461           48
        12/31/2006     12.461     14.375           47
        12/31/2007     14.375     14.980           46
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.466            2
        12/31/2004      9.466     11.039           13
        12/31/2005     11.039     12.350           13
        12/31/2006     12.350     14.227           13
        12/31/2007     14.227     14.803           10
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.503            0
        12/31/2004      9.503     11.093            0
        12/31/2005     11.093     12.424            0
        12/31/2006     12.424     14.326            0
        12/31/2007     14.326     14.920            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.318           22
        12/31/2004      9.318     10.824           22
        12/31/2005     10.824     12.062           12
        12/31/2006     12.062     13.839           10
        12/31/2007     13.839     14.341            6


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     10.355          179
        12/31/2001     10.355      8.959          311
        12/31/2002      8.959      6.862          562
        12/31/2003      6.862      9.653          570
        12/31/2004      9.653     11.314          542
        12/31/2005     11.314     12.721          485
        12/31/2006     12.721     14.728          437
        12/31/2007     14.728     15.401          385
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.802          163
        12/31/2003      6.802      9.540          540
        12/31/2004      9.540     11.148          511
        12/31/2005     11.148     12.498          461
        12/31/2006     12.498     14.425          421
        12/31/2007     14.425     15.039          378
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.559            8
        12/31/2004      9.559     11.175           27
        12/31/2005     11.175     12.535           26
        12/31/2006     12.535     14.475           25
        12/31/2007     14.475     15.099           24
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.373          244
        12/31/2004      9.373     10.904          718
        12/31/2005     10.904     12.169          617
        12/31/2006     12.169     13.983          540
        12/31/2007     13.983     14.512          459
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.577            8
        12/31/2004      9.577     11.203            8
        12/31/2005     11.203     12.572            8
        12/31/2006     12.572     14.525            8
        12/31/2007     14.525     15.159            8
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.392           18
        12/31/2004      9.392     10.931           18
        12/31/2005     10.931     12.205           18
        12/31/2006     12.205     14.032           23
        12/31/2007     14.032     14.570           22

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer High Income Fund/VA
RWDE 1       1.85%
        12/31/2000        N/A      9.491            5
        12/31/2001      9.491      9.500           63
        12/31/2002      9.500      9.102           74
        12/31/2003      9.102     11.076           69
        12/31/2004     11.076     11.848           64
        12/31/2005     11.848     11.900           51
        12/31/2006     11.900     12.783           44
        12/31/2007     12.783     12.535           37
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.076           18
        12/31/2003      9.076     11.033           16
        12/31/2004     11.033     11.790            9
        12/31/2005     11.790     11.830            8
        12/31/2006     11.830     12.695            4
        12/31/2007     12.695     12.436            4
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.023           17
        12/31/2003      9.023     10.947          108
        12/31/2004     10.947     11.674          101
        12/31/2005     11.674     11.691           84
        12/31/2006     11.691     12.521           78
        12/31/2007     12.521     12.241           75
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.011            2
        12/31/2004     11.011     11.761           19
        12/31/2005     11.761     11.795           19
        12/31/2006     11.795     12.652           16
        12/31/2007     12.652     12.387           15
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.947            2
        12/31/2004     10.947     11.674            3
        12/31/2005     11.674     11.691            3
        12/31/2006     11.691     12.521            3
        12/31/2007     12.521     12.241            5
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.990            0
        12/31/2004     10.990     11.732            0
        12/31/2005     11.732     11.760            0
        12/31/2006     11.760     12.608            0
        12/31/2007     12.608     12.338            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.777            4
        12/31/2004     10.777     11.447            4
        12/31/2005     11.447     11.417            4
        12/31/2006     11.417     12.179            3
        12/31/2007     12.179     11.859            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A      9.508           71
        12/31/2001      9.508      9.536          157
        12/31/2002      9.536      9.155          244
        12/31/2003      9.155     11.163          186
        12/31/2004     11.163     11.964          145
        12/31/2005     11.964     12.041          114
        12/31/2006     12.041     12.960           88
        12/31/2007     12.960     12.734           84
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.076           15
        12/31/2003      9.076     11.033           61
        12/31/2004     11.033     11.790           59
        12/31/2005     11.790     11.830           47
        12/31/2006     11.830     12.695           46
        12/31/2007     12.695     12.436           32
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.055            8
        12/31/2004     11.055     11.819           26
        12/31/2005     11.819     11.865           28
        12/31/2006     11.865     12.739           23
        12/31/2007     12.739     12.486           25
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.840           73
        12/31/2004     10.840     11.531          181
        12/31/2005     11.531     11.519          171
        12/31/2006     11.519     12.306          156
        12/31/2007     12.306     12.001          168
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.076            0
        12/31/2004     11.076     11.848            0
        12/31/2005     11.848     11.900            0
        12/31/2006     11.900     12.783            0
        12/31/2007     12.783     12.535            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.862            3
        12/31/2004     10.862     11.560            5
        12/31/2005     11.560     11.553            3
        12/31/2006     11.553     12.349            3
        12/31/2007     12.349     12.048            3

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer Main Street Fund/VA
RWDE 1       1.85%
        12/31/2000        N/A      9.381          161
        12/31/2001      9.381      8.273          473
        12/31/2002      8.273      6.595          515
        12/31/2003      6.595      8.203          506
        12/31/2004      8.203      8.814          469
        12/31/2005      8.814      9.170          412
        12/31/2006      9.170     10.355          380
        12/31/2007     10.355     10.614          250
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.575           17
        12/31/2003      6.575      8.171           59
        12/31/2004      8.171      8.771           52
        12/31/2005      8.771      9.116           46
        12/31/2006      9.116     10.284           40
        12/31/2007     10.284     10.530           31
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.537          225
        12/31/2003      6.537      8.107         1091
        12/31/2004      8.107      8.685          932
        12/31/2005      8.685      9.009          791
        12/31/2006      9.009     10.143          726
        12/31/2007     10.143     10.365          653
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.155           55
        12/31/2004      8.155      8.749           94
        12/31/2005      8.749      9.089           85
        12/31/2006      9.089     10.248           86
        12/31/2007     10.248     10.489           74
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.107            7
        12/31/2004      8.107      8.685            8
        12/31/2005      8.685      9.009            7
        12/31/2006      9.009     10.143            6
        12/31/2007     10.143     10.365            6
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.139            1
        12/31/2004      8.139      8.728            1
        12/31/2005      8.728      9.062            1
        12/31/2006      9.062     10.213            1
        12/31/2007     10.213     10.447            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      7.981           23
        12/31/2004      7.981      8.516           22
        12/31/2005      8.516      8.798           18
        12/31/2006      8.798      9.866           16
        12/31/2007      9.866     10.041            6


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A      9.398          269
        12/31/2001      9.398      8.305          462
        12/31/2002      8.305      6.633          717
        12/31/2003      6.633      8.268          727
        12/31/2004      8.268      8.901          667
        12/31/2005      8.901      9.279          584
        12/31/2006      9.279     10.499          448
        12/31/2007     10.499     10.783          393
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.575          100
        12/31/2003      6.575      8.171          458
        12/31/2004      8.171      8.771          445
        12/31/2005      8.771      9.116          393
        12/31/2006      9.116     10.284          369
        12/31/2007     10.284     10.530          335
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.187           27
        12/31/2004      8.187      8.793           32
        12/31/2005      8.793      9.143           34
        12/31/2006      9.143     10.319           37
        12/31/2007     10.319     10.572           32
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.028          321
        12/31/2004      8.028      8.579          759
        12/31/2005      8.579      8.877          706
        12/31/2006      8.877      9.969          605
        12/31/2007      9.969     10.161          522
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.203            3
        12/31/2004      8.203      8.814            5
        12/31/2005      8.814      9.170            4
        12/31/2006      9.170     10.355            4
        12/31/2007     10.355     10.614            3
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.044           39
        12/31/2004      8.044      8.600           47
        12/31/2005      8.600      8.903           24
        12/31/2006      8.903     10.003           26
        12/31/2007     10.003     10.202           23

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT All Asset Portfolio
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.842           43
        12/31/2005     11.842     12.350           54
        12/31/2006     12.350     12.689           54
        12/31/2007     12.689     13.492           36
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.834            1
        12/31/2005     11.834     12.329           10
        12/31/2006     12.329     12.655           10
        12/31/2007     12.655     13.443            7
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.818          116
        12/31/2005     11.818     12.288          172
        12/31/2006     12.288     12.588          151
        12/31/2007     12.588     13.344           95
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.830            9
        12/31/2005     11.830     12.319           19
        12/31/2006     12.319     12.638           13
        12/31/2007     12.638     13.418           12
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.818            6
        12/31/2005     11.818     12.288            4
        12/31/2006     12.288     12.588            4
        12/31/2007     12.588     13.344            4
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.826            5
        12/31/2005     11.826     12.309            6
        12/31/2006     12.309     12.621            3
        12/31/2007     12.621     13.393            2
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.787            5
        12/31/2005     11.787     12.206            8
        12/31/2006     12.206     12.454            4
        12/31/2007     12.454     13.150            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.858           69
        12/31/2005     11.858     12.391          125
        12/31/2006     12.391     12.757          106
        12/31/2007     12.757     13.592           96
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.834           59
        12/31/2005     11.834     12.329           61
        12/31/2006     12.329     12.655           27
        12/31/2007     12.655     13.443           15
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.838            6
        12/31/2005     11.838     12.339           16
        12/31/2006     12.339     12.672           15
        12/31/2007     12.672     13.467           14
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.798          328
        12/31/2005     11.798     12.237          967
        12/31/2006     12.237     12.504          846
        12/31/2007     12.504     13.222          631
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.842            1
        12/31/2005     11.842     12.350            1
        12/31/2006     12.350     12.689            0
        12/31/2007     12.689     13.492            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.802           14
        12/31/2005     11.802     12.247            4
        12/31/2006     12.247     12.521            4
        12/31/2007     12.521     13.247            3

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.003           11
        12/31/2006     11.003     10.467           47
        12/31/2007     10.467     12.662           33
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.996           15
        12/31/2006     10.996     10.450            4
        12/31/2007     10.450     12.629            3
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.981          110
        12/31/2006     10.981     10.415          147
        12/31/2007     10.415     12.561           87
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.992            4
        12/31/2006     10.992     10.441            7
        12/31/2007     10.441     12.612            8
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.981            3
        12/31/2006     10.981     10.415            2
        12/31/2007     10.415     12.561            2
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.988            0
        12/31/2006     10.988     10.433            0
        12/31/2007     10.433     12.595            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.952            2
        12/31/2006     10.952     10.346            5
        12/31/2007     10.346     12.428            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.018           25
        12/31/2006     11.018     10.502           83
        12/31/2007     10.502     12.730           97
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.996           49
        12/31/2006     10.996     10.450           47
        12/31/2007     10.450     12.629           50
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.000            4
        12/31/2006     11.000     10.459            3
        12/31/2007     10.459     12.645            4
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.963          321
        12/31/2006     10.963     10.372          519
        12/31/2007     10.372     12.478          768
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.003            0
        12/31/2006     11.003     10.467            0
        12/31/2007     10.467     12.662            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.966            0
        12/31/2006     10.966     10.380           13
        12/31/2007     10.380     12.494           13

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.895            0
        12/31/2006     10.895     11.687            3
        12/31/2007     11.687     12.140           12
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.887            0
        12/31/2006     10.887     11.668            0
        12/31/2007     11.668     12.108            2
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.873           23
        12/31/2006     10.873     11.629           31
        12/31/2007     11.629     12.043           29
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.884            0
        12/31/2006     10.884     11.658            2
        12/31/2007     11.658     12.091            2
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.873            1
        12/31/2006     10.873     11.629            2
        12/31/2007     11.629     12.043            2
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.880            0
        12/31/2006     10.880     11.649            0
        12/31/2007     11.649     12.075            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.843            3
        12/31/2006     10.843     11.552            2
        12/31/2007     11.552     11.915            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.909            4
        12/31/2006     10.909     11.727           10
        12/31/2007     11.727     12.205           11
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.887            4
        12/31/2006     10.887     11.668            8
        12/31/2007     11.668     12.108           17
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.891            3
        12/31/2006     10.891     11.678            7
        12/31/2007     11.678     12.124            7
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.854          115
        12/31/2006     10.854     11.581          234
        12/31/2007     11.581     11.963          303
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.895            0
        12/31/2006     10.895     11.687            0
        12/31/2007     11.687     12.140            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.858            1
        12/31/2006     10.858     11.590            0
        12/31/2007     11.590     11.979            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Global Bond Portfolio (Unhedged)
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.321            0
        12/31/2006      9.321      9.576            3
        12/31/2007      9.576     10.315            7
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.314            0
        12/31/2006      9.314      9.560            0
        12/31/2007      9.560     10.288            1
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.302           32
        12/31/2006      9.302      9.528           36
        12/31/2007      9.528     10.233           26
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.311            5
        12/31/2006      9.311      9.552            6
        12/31/2007      9.552     10.274           13
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.302            9
        12/31/2006      9.302      9.528           13
        12/31/2007      9.528     10.233           13
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.308            0
        12/31/2006      9.308      9.544            0
        12/31/2007      9.544     10.260            2
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.277            0
        12/31/2006      9.277      9.465            0
        12/31/2007      9.465     10.124            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.333            8
        12/31/2006      9.333      9.608           54
        12/31/2007      9.608     10.371          112
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.314            2
        12/31/2006      9.314      9.560           12
        12/31/2007      9.560     10.288           17
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.318            5
        12/31/2006      9.318      9.568           15
        12/31/2007      9.568     10.302           17
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.286           54
        12/31/2006      9.286      9.488          137
        12/31/2007      9.488     10.165          490
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.321            0
        12/31/2006      9.321      9.576            0
        12/31/2007      9.576     10.315            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.289            0
        12/31/2006      9.289      9.496            0
        12/31/2007      9.496     10.178            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT High Yield Portfolio
RWDE 1       1.85%
        12/31/2000        N/A      9.453            2
        12/31/2001      9.453      9.498           46
        12/31/2002      9.498      9.211          110
        12/31/2003      9.211     11.113          134
        12/31/2004     11.113     11.952          119
        12/31/2005     11.952     12.218          112
        12/31/2006     12.218     13.087           97
        12/31/2007     13.087     13.297           71
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.184            9
        12/31/2003      9.184     11.070           57
        12/31/2004     11.070     11.894           52
        12/31/2005     11.894     12.146           57
        12/31/2006     12.146     12.997           45
        12/31/2007     12.997     13.192           41
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.131           71
        12/31/2003      9.131     10.984          493
        12/31/2004     10.984     11.777          462
        12/31/2005     11.777     12.003          403
        12/31/2006     12.003     12.818          341
        12/31/2007     12.818     12.984          275
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.048           23
        12/31/2004     11.048     11.865           78
        12/31/2005     11.865     12.110          116
        12/31/2006     12.110     12.952          117
        12/31/2007     12.952     13.140           63
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.984            0
        12/31/2004     10.984     11.777           15
        12/31/2005     11.777     12.003           20
        12/31/2006     12.003     12.818           20
        12/31/2007     12.818     12.984           19
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.027            0
        12/31/2004     11.027     11.835            0
        12/31/2005     11.835     12.074            1
        12/31/2006     12.074     12.907            1
        12/31/2007     12.907     13.088            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.813           13
        12/31/2004     10.813     11.548           14
        12/31/2005     11.548     11.722           14
        12/31/2006     11.722     12.468            9
        12/31/2007     12.468     12.579            6


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A      9.471           14
        12/31/2001      9.471      9.535           77
        12/31/2002      9.535      9.265          186
        12/31/2003      9.265     11.201          420
        12/31/2004     11.201     12.071          346
        12/31/2005     12.071     12.363          291
        12/31/2006     12.363     13.269          289
        12/31/2007     13.269     13.509          173
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      9.184           91
        12/31/2003      9.184     11.070          222
        12/31/2004     11.070     11.894          218
        12/31/2005     11.894     12.146          178
        12/31/2006     12.146     12.997          146
        12/31/2007     12.997     13.192          116
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.092           10
        12/31/2004     11.092     11.923           41
        12/31/2005     11.923     12.182           57
        12/31/2006     12.182     13.042           52
        12/31/2007     13.042     13.244           39
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.876          253
        12/31/2004     10.876     11.633          653
        12/31/2005     11.633     11.827          930
        12/31/2006     11.827     12.598         1047
        12/31/2007     12.598     12.730          902
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.113            9
        12/31/2004     11.113     11.952            5
        12/31/2005     11.952     12.218            3
        12/31/2006     12.218     13.087            0
        12/31/2007     13.087     13.297            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.898            8
        12/31/2004     10.898     11.662           13
        12/31/2005     11.662     11.862           12
        12/31/2006     11.862     12.642           10
        12/31/2007     12.642     12.780            9

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Real Return Portfolio
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.484           33
        12/31/2004     10.484     11.210           54
        12/31/2005     11.210     11.236          101
        12/31/2006     11.236     11.109           90
        12/31/2007     11.109     12.068           97
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.477            7
        12/31/2004     10.477     11.191           10
        12/31/2005     11.191     11.206           11
        12/31/2006     11.206     11.068           12
        12/31/2007     11.068     12.011           13
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.463          117
        12/31/2004     10.463     11.153          152
        12/31/2005     11.153     11.146          128
        12/31/2006     11.146     10.987           92
        12/31/2007     10.987     11.900           91
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.474           59
        12/31/2004     10.474     11.182          102
        12/31/2005     11.182     11.191           76
        12/31/2006     11.191     11.048           93
        12/31/2007     11.048     11.983           97
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.463            2
        12/31/2004     10.463     11.153           11
        12/31/2005     11.153     11.146           15
        12/31/2006     11.146     10.987           18
        12/31/2007     10.987     11.900           14
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.470            0
        12/31/2004     10.470     11.172            3
        12/31/2005     11.172     11.176            2
        12/31/2006     11.176     11.028            2
        12/31/2007     11.028     11.955            3
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.435            9
        12/31/2004     10.435     11.079            9
        12/31/2005     11.079     11.027            7
        12/31/2006     11.027     10.827            5
        12/31/2007     10.827     11.679            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.499           84
        12/31/2004     10.499     11.247          201
        12/31/2005     11.247     11.296          215
        12/31/2006     11.296     11.191          164
        12/31/2007     11.191     12.181          157
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.477           41
        12/31/2004     10.477     11.191           87
        12/31/2005     11.191     11.206           80
        12/31/2006     11.206     11.068           61
        12/31/2007     11.068     12.011           54
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.481           24
        12/31/2004     10.481     11.200           61
        12/31/2005     11.200     11.221           88
        12/31/2006     11.221     11.089           85
        12/31/2007     11.089     12.039           76
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.446          264
        12/31/2004     10.446     11.107         1108
        12/31/2005     11.107     11.072         1570
        12/31/2006     11.072     10.887         1490
        12/31/2007     10.887     11.761         1655
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.484            0
        12/31/2004     10.484     11.210            0
        12/31/2005     11.210     11.236            0
        12/31/2006     11.236     11.109            0
        12/31/2007     11.109     12.068            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.449            3
        12/31/2004     10.449     11.116           25
        12/31/2005     11.116     11.086           24
        12/31/2006     11.086     10.907           20
        12/31/2007     10.907     11.789           16

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio
RWDE 1       1.85%
        12/31/2000        N/A      9.427           17
        12/31/2001      9.427      8.195           79
        12/31/2002      8.195      6.419          118
        12/31/2003      6.419      8.215           99
        12/31/2004      8.215      8.936           94
        12/31/2005      8.936      9.078           82
        12/31/2006      9.078     10.240           56
        12/31/2007     10.240     10.741           50
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.400            0
        12/31/2003      6.400      8.183           12
        12/31/2004      8.183      8.892            2
        12/31/2005      8.892      9.025            2
        12/31/2006      9.025     10.170            1
        12/31/2007     10.170     10.656            1
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.363           38
        12/31/2003      6.363      8.119          217
        12/31/2004      8.119      8.805          129
        12/31/2005      8.805      8.919          122
        12/31/2006      8.919     10.030          101
        12/31/2007     10.030     10.488           86
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.167            0
        12/31/2004      8.167      8.870            0
        12/31/2005      8.870      8.998            0
        12/31/2006      8.998     10.135            0
        12/31/2007     10.135     10.614            0
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.119            0
        12/31/2004      8.119      8.805            0
        12/31/2005      8.805      8.919            0
        12/31/2006      8.919     10.030            0
        12/31/2007     10.030     10.488            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.151            0
        12/31/2004      8.151      8.848            0
        12/31/2005      8.848      8.972            0
        12/31/2006      8.972     10.100            0
        12/31/2007     10.100     10.572            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      7.993            8
        12/31/2004      7.993      8.633            8
        12/31/2005      8.633      8.710            8
        12/31/2006      8.710      9.756            8
        12/31/2007      9.756     10.161            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A      9.445           49
        12/31/2001      9.445      8.227          127
        12/31/2002      8.227      6.456          197
        12/31/2003      6.456      8.280          164
        12/31/2004      8.280      9.024          149
        12/31/2005      9.024      9.186          114
        12/31/2006      9.186     10.383          103
        12/31/2007     10.383     10.912           86
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      6.400           17
        12/31/2003      6.400      8.183           78
        12/31/2004      8.183      8.892           79
        12/31/2005      8.892      9.025           58
        12/31/2006      9.025     10.170           48
        12/31/2007     10.170     10.656           43
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.199            0
        12/31/2004      8.199      8.914            0
        12/31/2005      8.914      9.052            0
        12/31/2006      9.052     10.205            0
        12/31/2007     10.205     10.698            0
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.040            9
        12/31/2004      8.040      8.697           18
        12/31/2005      8.697      8.788           17
        12/31/2006      8.788      9.858           11
        12/31/2007      9.858     10.283           14
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.215            0
        12/31/2004      8.215      8.936            0
        12/31/2005      8.936      9.078            0
        12/31/2006      9.078     10.240            0
        12/31/2007     10.240     10.741            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.056            5
        12/31/2004      8.056      8.719            5
        12/31/2005      8.719      8.814            5
        12/31/2006      8.814      9.892            3
        12/31/2007      9.892     10.324            4

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Total Return Portfolio
RWDE 1       1.85%
        12/31/2000        N/A     10.634            3
        12/31/2001     10.634     11.314          310
        12/31/2002     11.314     12.115          906
        12/31/2003     12.115     12.493          754
        12/31/2004     12.493     12.863          554
        12/31/2005     12.863     12.938          503
        12/31/2006     12.938     13.190          415
        12/31/2007     13.190     14.081          374
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     12.079           77
        12/31/2003     12.079     12.444          165
        12/31/2004     12.444     12.800          140
        12/31/2005     12.800     12.861          131
        12/31/2006     12.861     13.099          115
        12/31/2007     13.099     13.970           82
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     12.009          317
        12/31/2003     12.009     12.347         1183
        12/31/2004     12.347     12.674         1073
        12/31/2005     12.674     12.710          924
        12/31/2006     12.710     12.919          843
        12/31/2007     12.919     13.751          776
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.360           70
        12/31/2004     12.360     12.707          173
        12/31/2005     12.707     12.762          153
        12/31/2006     12.762     12.991          143
        12/31/2007     12.991     13.848          220
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.347            7
        12/31/2004     12.347     12.674           36
        12/31/2005     12.674     12.710           42
        12/31/2006     12.710     12.919           44
        12/31/2007     12.919     13.751           35
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.395           13
        12/31/2004     12.395     12.737           13
        12/31/2005     12.737     12.785           12
        12/31/2006     12.785     13.009            6
        12/31/2007     13.009     13.860           13
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.155           18
        12/31/2004     12.155     12.427           22
        12/31/2005     12.427     12.412           17
        12/31/2006     12.412     12.567           17
        12/31/2007     12.567     13.322           14


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     10.653          117
        12/31/2001     10.653     11.358          568
        12/31/2002     11.358     12.186         1405
        12/31/2003     12.186     12.591         1339
        12/31/2004     12.591     12.990         1130
        12/31/2005     12.990     13.092         1025
        12/31/2006     13.092     13.374          978
        12/31/2007     13.374     14.306          931
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     12.079          160
        12/31/2003     12.079     12.444          621
        12/31/2004     12.444     12.800          582
        12/31/2005     12.800     12.861          528
        12/31/2006     12.861     13.099          504
        12/31/2007     13.099     13.970          400
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.468           35
        12/31/2004     12.468     12.831           75
        12/31/2005     12.831     12.899          114
        12/31/2006     12.899     13.145           98
        12/31/2007     13.145     14.026           88
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.226          308
        12/31/2004     12.226     12.519          960
        12/31/2005     12.519     12.523         1264
        12/31/2006     12.523     12.698         1534
        12/31/2007     12.698     13.481         1457
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.493            4
        12/31/2004     12.493     12.863            6
        12/31/2005     12.863     12.938            2
        12/31/2006     12.938     13.190            1
        12/31/2007     13.190     14.081            1
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.250           43
        12/31/2004     12.250     12.550           48
        12/31/2005     12.550     12.560           42
        12/31/2006     12.560     12.742           40
        12/31/2007     12.742     13.535           37

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio
RWDE 1       1.85%
        12/31/2000        N/A     13.616           16
        12/31/2001     13.616     16.509          149
        12/31/2002     16.509     13.716          206
        12/31/2003     13.716     20.189          197
        12/31/2004     20.189     23.772          168
        12/31/2005     23.772     22.409          135
        12/31/2006     22.409     26.673          108
        12/31/2007     26.673     27.266           98
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.676           11
        12/31/2003     13.676     20.110           32
        12/31/2004     20.110     23.655           20
        12/31/2005     23.655     22.276           15
        12/31/2006     22.276     26.489           13
        12/31/2007     26.489     27.051           13
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.596           78
        12/31/2003     13.596     19.953          609
        12/31/2004     19.953     23.423          571
        12/31/2005     23.423     22.014          358
        12/31/2006     22.014     26.125          292
        12/31/2007     26.125     26.626          250
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.070           25
        12/31/2004     20.070     23.597           40
        12/31/2005     23.597     22.211           34
        12/31/2006     22.211     26.398           28
        12/31/2007     26.398     26.944           27
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.953            1
        12/31/2004     19.953     23.423            1
        12/31/2005     23.423     22.014            0
        12/31/2006     22.014     26.125            0
        12/31/2007     26.125     26.626            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.031            7
        12/31/2004     20.031     23.539            3
        12/31/2005     23.539     22.145            1
        12/31/2006     22.145     26.307            1
        12/31/2007     26.307     26.838            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.642           14
        12/31/2004     19.642     22.967           17
        12/31/2005     22.967     21.499           12
        12/31/2006     21.499     25.412            4
        12/31/2007     25.412     25.795            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     13.641           76
        12/31/2001     13.641     16.572          328
        12/31/2002     16.572     13.796          371
        12/31/2003     13.796     20.347          384
        12/31/2004     20.347     24.007          320
        12/31/2005     24.007     22.675          238
        12/31/2006     22.675     27.044          191
        12/31/2007     27.044     27.702          166
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.676           54
        12/31/2003     13.676     20.110          232
        12/31/2004     20.110     23.655          204
        12/31/2005     23.655     22.276          159
        12/31/2006     22.276     26.489          141
        12/31/2007     26.489     27.051          111
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.149            5
        12/31/2004     20.149     23.713            7
        12/31/2005     23.713     22.342            5
        12/31/2006     22.342     26.581            5
        12/31/2007     26.581     27.158            4
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.758          122
        12/31/2004     19.758     23.137          299
        12/31/2005     23.137     21.691          222
        12/31/2006     21.691     25.677          188
        12/31/2007     25.677     26.104          148
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.189            4
        12/31/2004     20.189     23.772            4
        12/31/2005     23.772     22.409            4
        12/31/2006     22.409     26.673            4
        12/31/2007     26.673     27.266            4
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.797           14
        12/31/2004     19.797     23.194           18
        12/31/2005     23.194     21.755           10
        12/31/2006     21.755     25.766            7
        12/31/2007     25.766     26.207            6

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
SP International Growth Portfolio
RWDE 1       1.85%
        12/31/2000        N/A      8.484            0
        12/31/2001      8.484      5.336            2
        12/31/2002      5.336      4.042           32
        12/31/2003      4.042      5.521           34
        12/31/2004      5.521      6.293           27
        12/31/2005      6.293      7.154           27
        12/31/2006      7.154      8.440           24
        12/31/2007      8.440      9.868           15
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      4.034            0
        12/31/2003      4.034      5.504            8
        12/31/2004      5.504      6.268            8
        12/31/2005      6.268      7.118            8
        12/31/2006      7.118      8.389            8
        12/31/2007      8.389      9.799            8
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      4.017           19
        12/31/2003      4.017      5.470          186
        12/31/2004      5.470      6.217          116
        12/31/2005      6.217      7.046           79
        12/31/2006      7.046      8.288           77
        12/31/2007      8.288      9.662           75
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.496           12
        12/31/2004      5.496      6.255           23
        12/31/2005      6.255      7.100           13
        12/31/2006      7.100      8.363           13
        12/31/2007      8.363      9.765           27
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.470            2
        12/31/2004      5.470      6.217           15
        12/31/2005      6.217      7.046           14
        12/31/2006      7.046      8.288           13
        12/31/2007      8.288      9.662           13
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.487            0
        12/31/2004      5.487      6.242            0
        12/31/2005      6.242      7.082            0
        12/31/2006      7.082      8.338            0
        12/31/2007      8.338      9.730            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.404            0
        12/31/2004      5.404      6.117            0
        12/31/2005      6.117      6.905            0
        12/31/2006      6.905      8.090            0
        12/31/2007      8.090      9.393            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A      8.484            0
        12/31/2001      8.484      5.347           41
        12/31/2002      5.347      4.058           87
        12/31/2003      4.058      5.554          260
        12/31/2004      5.554      6.344           92
        12/31/2005      6.344      7.226           82
        12/31/2006      7.226      8.542           73
        12/31/2007      8.542     10.008           66
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      4.034            4
        12/31/2003      4.034      5.504          117
        12/31/2004      5.504      6.268           70
        12/31/2005      6.268      7.118           30
        12/31/2006      7.118      8.389           24
        12/31/2007      8.389      9.799           29
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.512            3
        12/31/2004      5.512      6.280            8
        12/31/2005      6.280      7.136            7
        12/31/2006      7.136      8.414            7
        12/31/2007      8.414      9.834            5
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.429          147
        12/31/2004      5.429      6.154          328
        12/31/2005      6.154      6.958          290
        12/31/2006      6.958      8.164          267
        12/31/2007      8.164      9.493          276
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.521            0
        12/31/2004      5.521      6.293            0
        12/31/2005      6.293      7.154            0
        12/31/2006      7.154      8.440            0
        12/31/2007      8.440      9.868            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.437            7
        12/31/2004      5.437      6.167            4
        12/31/2005      6.167      6.975            2
        12/31/2006      6.975      8.188            1
        12/31/2007      8.188      9.527            1
--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
RWDE 1       1.85%
        12/31/2000        N/A      7.947            0
        12/31/2001      7.947      6.574           53
        12/31/2002      6.574      4.807           58
        12/31/2003      4.807      5.920           49
        12/31/2004      5.920      6.386           44
        12/31/2005      6.386      7.199           32
        12/31/2006      7.199      6.989           24
        12/31/2007      6.989      7.867           21
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      4.797            0
        12/31/2003      4.797      5.902            1
        12/31/2004      5.902      6.360            0
        12/31/2005      6.360      7.163            0
        12/31/2006      7.163      6.947            0
        12/31/2007      6.947      7.812            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      4.777           28
        12/31/2003      4.777      5.866          122
        12/31/2004      5.866      6.309          127
        12/31/2005      6.309      7.091          113
        12/31/2006      7.091      6.863          110
        12/31/2007      6.863      7.702           92
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.893            4
        12/31/2004      5.893      6.348           23
        12/31/2005      6.348      7.145           37
        12/31/2006      7.145      6.926           14
        12/31/2007      6.926      7.784           14
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.866            0
        12/31/2004      5.866      6.309            0
        12/31/2005      6.309      7.091            0
        12/31/2006      7.091      6.863            0
        12/31/2007      6.863      7.702            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.884            2
        12/31/2004      5.884      6.335            2
        12/31/2005      6.335      7.127            2
        12/31/2006      7.127      6.905            2
        12/31/2007      6.905      7.757            2
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.795            3
        12/31/2004      5.795      6.208            4
        12/31/2005      6.208      6.949            4
        12/31/2006      6.949      6.699            4
        12/31/2007      6.699      7.488            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A      7.948            0
        12/31/2001      7.948      6.588           30
        12/31/2002      6.588      4.826          188
        12/31/2003      4.826      5.956           66
        12/31/2004      5.956      6.438           86
        12/31/2005      6.438      7.272           64
        12/31/2006      7.272      7.074           52
        12/31/2007      7.074      7.979           45
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      4.797           10
        12/31/2003      4.797      5.902           23
        12/31/2004      5.902      6.360           28
        12/31/2005      6.360      7.163           43
        12/31/2006      7.163      6.947           40
        12/31/2007      6.947      7.812           35
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.911            0
        12/31/2004      5.911      6.373            2
        12/31/2005      6.373      7.181            6
        12/31/2006      7.181      6.968           11
        12/31/2007      6.968      7.839           11
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.821           15
        12/31/2004      5.821      6.246          184
        12/31/2005      6.246      7.002          286
        12/31/2006      7.002      6.761          260
        12/31/2007      6.761      7.568          239
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.920            0
        12/31/2004      5.920      6.386            2
        12/31/2005      6.386      7.199            0
        12/31/2006      7.199      6.989            0
        12/31/2007      6.989      7.867            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.830            1
        12/31/2004      5.830      6.258            1
        12/31/2005      6.258      7.020            1
        12/31/2006      7.020      6.781            2
        12/31/2007      6.781      7.594            1

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Developing Markets Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A      8.455            0
        12/31/2001      8.455      7.629           29
        12/31/2002      7.629      7.478           42
        12/31/2003      7.478     11.231           87
        12/31/2004     11.231     13.749          138
        12/31/2005     13.749     17.200          144
        12/31/2006     17.200     21.628          126
        12/31/2007     21.628     27.340           87
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.194            4
        12/31/2003      7.194     10.794           10
        12/31/2004     10.794     13.200           12
        12/31/2005     13.200     16.497           13
        12/31/2006     16.497     20.724           14
        12/31/2007     20.724     26.171           16
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.069           14
        12/31/2003      7.069     10.584          102
        12/31/2004     10.584     12.918          304
        12/31/2005     12.918     16.112          332
        12/31/2006     16.112     20.200          288
        12/31/2007     20.200     25.458          220
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.741           16
        12/31/2004     10.741     13.129           33
        12/31/2005     13.129     16.400           41
        12/31/2006     16.400     20.591           42
        12/31/2007     20.591     25.991           38
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.584            4
        12/31/2004     10.584     12.918            6
        12/31/2005     12.918     16.112            9
        12/31/2006     16.112     20.200            9
        12/31/2007     20.200     25.458            8
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.688            0
        12/31/2004     10.688     13.058            2
        12/31/2005     13.058     16.303            5
        12/31/2006     16.303     20.460            5
        12/31/2007     20.460     25.812            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.177            4
        12/31/2004     10.177     12.371            5
        12/31/2005     12.371     15.369            6
        12/31/2006     15.369     19.191            7
        12/31/2007     19.191     24.090            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A      8.489           11
        12/31/2001      8.489      7.675           33
        12/31/2002      7.675      7.538           86
        12/31/2003      7.538     11.344          206
        12/31/2004     11.344     13.915          224
        12/31/2005     13.915     17.442          222
        12/31/2006     17.442     21.976          181
        12/31/2007     21.976     27.836          111
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.194            7
        12/31/2003      7.194     10.794          102
        12/31/2004     10.794     13.200          142
        12/31/2005     13.200     16.497          167
        12/31/2006     16.497     20.724          113
        12/31/2007     20.724     26.171          102
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.847           12
        12/31/2004     10.847     13.272           32
        12/31/2005     13.272     16.594           57
        12/31/2006     16.594     20.857           55
        12/31/2007     20.857     26.352           43
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.328           86
        12/31/2004     10.328     12.574          453
        12/31/2005     12.574     15.643         1105
        12/31/2006     15.643     19.563         1210
        12/31/2007     19.563     24.594          958
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.900            2
        12/31/2004     10.900     13.344            0
        12/31/2005     13.344     16.693            7
        12/31/2006     16.693     20.991            0
        12/31/2007     20.991     26.535            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.379            3
        12/31/2004     10.379     12.642           13
        12/31/2005     12.642     15.736           16
        12/31/2006     15.736     19.689           19
        12/31/2007     19.689     24.764           17

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Foreign Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.990            1
        12/31/2002     16.990     13.583           43
        12/31/2003     13.583     17.629           47
        12/31/2004     17.629     20.511           28
        12/31/2005     20.511     22.184           29
        12/31/2006     22.184     26.448           24
        12/31/2007     26.448     29.974           18
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.435            4
        12/31/2003     13.435     17.420           15
        12/31/2004     17.420     20.248           11
        12/31/2005     20.248     21.877           14
        12/31/2006     21.877     26.057           10
        12/31/2007     26.057     29.501           10
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.145           48
        12/31/2003     13.145     17.009          204
        12/31/2004     17.009     19.731          200
        12/31/2005     19.731     21.276          214
        12/31/2006     21.276     25.290          221
        12/31/2007     25.290     28.575          196
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.318            1
        12/31/2004     17.318     20.119            6
        12/31/2005     20.119     21.727           11
        12/31/2006     21.727     25.865           25
        12/31/2007     25.865     29.269           14
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.009            0
        12/31/2004     17.009     19.731            3
        12/31/2005     19.731     21.276           10
        12/31/2006     21.276     25.290           11
        12/31/2007     25.290     28.575            9
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.214            0
        12/31/2004     17.214     19.988            0
        12/31/2005     19.988     21.575            1
        12/31/2006     21.575     25.671            1
        12/31/2007     25.671     29.034            1
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.216            0
        12/31/2004     16.216     18.736            1
        12/31/2005     18.736     20.122            0
        12/31/2006     20.122     23.824            1
        12/31/2007     23.824     26.810            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.329            4
        12/31/2002     17.329     13.881           36
        12/31/2003     13.881     18.052           45
        12/31/2004     18.052     21.046           79
        12/31/2005     21.046     22.807           86
        12/31/2006     22.807     27.246           95
        12/31/2007     27.246     30.940           93
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     13.435           21
        12/31/2003     13.435     17.420           71
        12/31/2004     17.420     20.248           80
        12/31/2005     20.248     21.877           74
        12/31/2006     21.877     26.057           80
        12/31/2007     26.057     29.501           63
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.525            2
        12/31/2004     17.525     20.379            7
        12/31/2005     20.379     22.030           12
        12/31/2006     22.030     26.253           17
        12/31/2007     26.253     29.737           15
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.509            5
        12/31/2004     16.509     19.103          193
        12/31/2005     19.103     20.548          415
        12/31/2006     20.548     24.364          534
        12/31/2007     24.364     27.459          507
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.629            0
        12/31/2004     17.629     20.512            0
        12/31/2005     20.512     22.184            0
        12/31/2006     22.184     26.449            0
        12/31/2007     26.449     29.975            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.608            2
        12/31/2004     16.608     19.227           11
        12/31/2005     19.227     20.691           12
        12/31/2006     20.691     24.546           15
        12/31/2007     24.546     27.679           12

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Global Income Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.822            0
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.282            0
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     28.232           14
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.016           20
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     28.232            0
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     28.752            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     26.243            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     30.931            6
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.282           13
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.551            2
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     26.971           89
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.822            0
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     27.219            0

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Growth Securities Fund
RWDE 1       1.85%
        12/31/2000        N/A     19.507            8
        12/31/2001     19.507     18.896           49
        12/31/2002     18.896     15.120          159
        12/31/2003     15.120     19.613          153
        12/31/2004     19.613     22.338          144
        12/31/2005     22.338     23.873          156
        12/31/2006     23.873     28.548          134
        12/31/2007     28.548     28.679          124
RWDE 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     14.519            4
        12/31/2003     14.519     18.814           20
        12/31/2004     18.814     21.407           20
        12/31/2005     21.407     22.855           20
        12/31/2006     22.855     27.303           21
        12/31/2007     27.303     27.401           26
RWDE 3       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     14.266           71
        12/31/2003     14.266     18.449          252
        12/31/2004     18.449     20.949          262
        12/31/2005     20.949     22.322          279
        12/31/2006     22.322     26.613          291
        12/31/2007     26.613     26.655          285
RWDE 4       2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.722            1
        12/31/2004     18.722     21.291           18
        12/31/2005     21.291     22.721           31
        12/31/2006     22.721     27.129           42
        12/31/2007     27.129     27.213           57
RWDE 5       2.15%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.449            0
        12/31/2004     18.449     20.949            5
        12/31/2005     20.949     22.322            4
        12/31/2006     22.322     26.613            6
        12/31/2007     26.613     26.655            4
RWDE 7       2.05%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.631            0
        12/31/2004     18.631     21.176            1
        12/31/2005     21.176     22.587            0
        12/31/2006     22.587     26.956            0
        12/31/2007     26.956     27.026            0
RWDE 8       2.55%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.739            8
        12/31/2004     17.739     20.062            9
        12/31/2005     20.062     21.292            9
        12/31/2006     21.292     25.284           15
        12/31/2007     25.284     25.222           16


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
RWDT 1       1.65%
        12/31/2000        N/A     19.584            6
        12/31/2001     19.584     19.009           64
        12/31/2002     19.009     15.241          165
        12/31/2003     15.241     19.809          184
        12/31/2004     19.809     22.607          206
        12/31/2005     22.607     24.209          192
        12/31/2006     24.209     29.007          223
        12/31/2007     29.007     29.199          226
RWDT 2       1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A     14.519           27
        12/31/2003     14.519     18.814           94
        12/31/2004     18.814     21.407           96
        12/31/2005     21.407     22.855           96
        12/31/2006     22.855     27.303          123
        12/31/2007     27.303     27.401           96
RWDT 5       1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.907            1
        12/31/2004     18.907     21.523           14
        12/31/2005     21.523     22.990           37
        12/31/2006     22.990     27.478           51
        12/31/2007     27.478     27.591           52
RWDT 6       2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.002           23
        12/31/2004     18.002     20.390          317
        12/31/2005     20.390     21.672          694
        12/31/2006     21.672     25.774          968
        12/31/2007     25.774     25.750         1171
RWDT 7       1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.000            1
        12/31/2004     19.000     21.639            1
        12/31/2005     21.639     23.126            1
        12/31/2006     23.126     27.655            2
        12/31/2007     27.655     27.782            2
RWDT 8       2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.090            8
        12/31/2004     18.090     20.501           10
        12/31/2005     20.501     21.801           14
        12/31/2006     21.801     25.940            9
        12/31/2007     25.940     25.929            9

--------------------------------------------------------------------------------
       The Allianz Rewards(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------






                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2007

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2007, and the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.



Minneapolis, Minnesota
April 15, 2008

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                                           ALGER       ALGER
                                                       AIM V.I.                 AIM V.I.     ALGER        AMERICAN    AMERICAN
                                                        CAPITAL     AIM V.I.   INTERNATIONAL AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION CORE EQUITY   GROWTH      GROWTH       ALLCAP      GROWTH
                                                         FUND         FUND        FUND      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      9,377        5,199       2,487       6,333        3,820       8,954
      Contracts in annuity payment period (note 2)             13            -           6          19           61           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

          *Investment shares                                  320          179          74         129           70         379
           Investments at cost                             $8,393        4,491       1,337       7,005        3,599       7,330


                               See accompanying notes to financial statements
                                                     3

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                                          AZL
                                                         ALGER                                                          DREYFUS
                                                        AMERICAN     AZL AIM     AZL AIM         AZL                      FOUNDERS
                                                         SMALL      BASIC VALUE  INTERNATIONAL COLUMBIA     AZL DAVIS    EQUITY
                                                      CAPITALIZATION    FUND       EQUITY      TECHNOLOGY   NY VENTURE    GROWTH
                                                       PORTFOLIO                   FUND          FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      1,076            -     300,817     101,711      395,370     287,421
      Contracts in annuity payment period (note 2)              -            -          21           2           73          51
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

          *Investment shares                                   32            -      15,080       9,400       28,006      26,016
           Investments at cost                               $627            -     256,106      91,670      331,964     272,914




                               See accompanying notes to financial statements
                                                     4

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                    AZL
                                                         AZL                       FRANKLIN
                                                        DREYFUS      AZL FIRST      SMALL        AZL                      AZL
                                                        PREMIER    TRUST TARGET      CAP         FUSION                   FUSION
                                                       SMALL CAP   DOUBLE PLAY     VALUE       BALANCED    AZL FUSION   MODERATE
                                                      VALUE FUND       FUND         FUND         FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     57,090         87,109   282,984     357,829    1,103,016     809,280
      Contracts in annuity payment period (note 2)             16              -         9         126            -           6
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

          *Investment shares                                5,058          8,096    17,182      29,437       85,241      65,003
           Investments at cost                            $61,911         87,395   283,787     332,708    1,014,995     744,873


                               See accompanying notes to financial statements
                                                     5

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL                      AZL LEGG
                                                       JENNISON        AZL        MASON     AZL LEGG      AZL LMP    AZL MONEY
                                                         20/20      JENNISON     GROWTH       MASON     LARGE CAP     MARKET
                                                      FOCUS FUND  GROWTH FUND     FUND     VALUE FUND  GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    198,056       60,239     188,913     173,258      146,777     576,018
      Contracts in annuity payment period (note 2)             11            -           -          51           50         129
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

          *Investment shares                               13,338        4,426      14,014      14,359       11,996     576,147
           Investments at cost                           $180,158       54,763     178,573     165,088      124,156     576,148


                               See accompanying notes to financial statements
                                                     6

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                       AZL
                                                                  LNEUBERGER                                         AZL
                                                       AZL NACM      BERMAN     AZL OCC      AZL OCC                OPPENHEIMER
                                                      INTERNATIONA  REGENCY    OPPORTUNITY RENAISSANCE    AZL OCC     GLOBAL
                                                         FUND         FUND        FUND        FUND      VALUE FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      6,280       39,787     163,905           -      435,178     211,936
      Contracts in annuity payment period (note 2)              -            -           9           -           59           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

          *Investment shares                                  658        3,778      10,950           -       34,819      14,082
           Investments at cost                             $6,596       39,926     158,884           -      463,971     179,381


                               See accompanying notes to financial statements
                                                     7

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                   AZL PIMCO                   AZL        AZL
                                                           AZL                     FUNDAMENTAL               SCHRODER    SCHRODER
                                                        OPPENHEIMER      AZL        INDEXPLUS                EMERGING    EMERGING
                                                       INTERNATIONAL OPPENHEIMER     TOTAL     AZL S&P       MARKETS     MARKETS
                                                         GROWTH      MAIN STREET    RETURN     500 INDEX   EQUITY FUND   EQUITY
                                                          FUND           FUND         FUND       FUND       CL 1 FUND     CL 2
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    240,548      134,696       7,075      27,330          335     169,309
      Contracts in annuity payment period (note 2)              -            -           -           -            -           4
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

          *Investment shares                               11,654       10,854         692       2,772           24      12,305
           Investments at cost                           $207,731      124,397       7,373      27,971          343     151,530


                               See accompanying notes to financial statements
                                                     8

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL
                                                       SCHRODER                   AZL         AZL                      AZL
                                                      INTERNATIONAL AZL SMALL  TARGETPLUS  TARGETPLUS       AZL     TARGETPLUS
                                                       SMALL CAP   CAP STOCK    BALANCED     EQUITY     TARGETPLUS   MODERATE
                                                         FUND     LINDEX FUND     FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     10,474       11,585      10,810      84,465       37,794      22,400
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,123        1,250       1,077       7,991        3,806       2,231
           Investments at cost                            $10,904       12,419      10,935      86,375       38,637      22,951


                               See accompanying notes to financial statements
                                                     9

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL                                                          AZL VAN
                                                        TURNER                              AZL VAN                   KAMPEN
                                                      QUANTITATIVE  AZL VAN     AZL VAN      KAMPEN        AZL VAN    GLOBAL
                                                       SMALL CAP     KAMPEN      KAMPEN    EQUITY AND  KAMPEN GLOBAL  REAL
                                                        GROWTH     AGGRESSIVE   COMSTOCK     INCOME      FRANCHISE    ESTATE
                                                         FUND     GROWTH FUND     FUND        FUND          FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     33,333            -     564,351     242,363        406,280    84,856
      Contracts in annuity payment period (note 2)              -            -          16           -             12         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,584            -      50,345      19,281         20,761     7,764
           Investments at cost                            $31,640            -     543,397     224,717        334,304    91,922


                               See accompanying notes to financial statements
                                                    10

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL VAN
                                                        KAMPEN       AZL VAN     AZL VAN
                                                      GROWTH AND   KAMPEN MID    KAMPEN     DAVIS VA     DAVIS VA     DAVIS VA
                                                        INCOME     CAP GROWTH   STRATEGIC   FINANCIAL  REAL ESTATE     VALUE
                                                         FUND         FUND     GROWTH FUND  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                       323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                         $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    323,329      464,768           -      97,917        1,605      166,579
      Contracts in annuity payment period (note 2)             46            2           -           8            -           48
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

          *Investment shares                               24,971       29,812           -       6,862          140       11,507
           Investments at cost                           $287,847      405,238           -      90,271        1,778      116,050


                               See accompanying notes to financial statements
                                                    11

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                              FRANKLIN   FRANKLIN
                                                       DREYFUS                    FRANKLIN    GROWTH    HIGH INCOME
                                                       IP SMALL                    GLOBAL     AND        SECURITIES   FRANKLIN
                                                       CAP STOCK     DREYFUS   COMMUNICATIONS INCOME       FUND       INCOME
                                                         INDEX    STOCK INDEX    SECURITIES   SECURITIES             SECURITIES
                                                       PORTFOLIO      FUND          FUND        FUND                    FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -              -        -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -              -        -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    223,519      329,491        274,591  438,222      193,963   1,235,077
      Contracts in annuity payment period (note 2)              1            2            409    1,315          194       1,072
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

          *Investment shares                               12,671        8,808         22,116   29,329       29,267      71,053
           Investments at cost                           $192,961      263,906        269,068  449,211      200,208   1,125,941


                               See accompanying notes to financial statements
                                                    12

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN                             FRANKLIN     FRANKLIN    FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING     SMALL CAP    SMALL-MID
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS     VALUE     CAP GROWTH
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SECURITIES  SECURITIES
                                                        FUND       MARKET FUND    FUND         FUND        FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    293,791       26,756     306,183     548,765      149,012     242,259
      Contracts in annuity payment period (note 2)            206          224         298         757          180         240
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

          *Investment shares                               16,966       26,980      12,220      28,355        8,707      10,496
           Investments at cost                           $250,769       26,936     318,453     448,175      121,340     191,304


                               See accompanying notes to financial statements
                                                    13

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN
                                                       TEMPLETON
                                                          VIP                                J.P.           J.P.
                                                       FOUNDING     FRANKLIN    FRANKLIN     MORGAN     MORGAN U.S.   JENNISON
                                                         FUNDS        U.S.        ZERO     INTERNATIONAL LARGE CAP      20/20
                                                      ALLOCATION   GOVERNMENT    COUPON    OPPORTUNITIES CORE EQUITY     FOCUS
                                                         FUND         FUND      2010 FUND   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     41,977      429,188      90,850         491          596     111,080
      Contracts in annuity payment period (note 2)              -          532          61           -            -          10
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

          *Investment shares                                4,509       33,644       5,577          31           38       7,040
           Investments at cost                            $42,505      429,833      89,219         330          536      91,829


                               See accompanying notes to financial statements
                                                    14

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                     MUTUAL     MUTUAL                 OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                   DISCOVERY     SHARES     OPCAP MID     GLOBAL       HIGH        MAIN
                                                   SECURITIES  SECURITIES      CAP      SECURITIES    INCOME      STREET
                                                      FUND        FUND     PORTFOLIO     FUND/VA       FUND/VA    FUND/VA
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                   $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                    893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                      $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 893,509   1,160,083      31,117      205,359      29,717     138,998
      Contracts in annuity payment period (note 2)         237         461           -          174           -          66
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)           $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

          *Investment shares                            37,636      57,368       1,920        5,616       3,738       5,430
           Investments at cost                        $676,962     994,216      30,798      137,227      30,579      98,344


                               See accompanying notes to financial statements
                                                    15

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                PIMCO VIT   PIMCO VIT
                                                                COMMODITY   EMERGING     PIMCO VIT               PIMCO VIT
                                                    PIMCO VIT  REALRETURN    MARKETS   GLOBAL BOND   PIMCO VIT     REAL
                                                   ALL ASSET    STRATEGY      BOND      PORTFOLIO   HIGH YIELD    RETURN
                                                   PORTFOLIO    PORTFOLIO   PORTFOLIO   (UNHEDGED)   PORTFOLIO   PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                   $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                    180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                      $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 180,284     112,433      44,213       55,781     173,254     249,353
      Contracts in annuity payment period (note 2)          18           -           -            -          31          83
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)           $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

          *Investment shares                            15,384       8,422       3,234        4,365      21,526      19,844
           Investments at cost                        $180,151     102,956      44,478       53,685     174,640     249,240



                               See accompanying notes to financial statements
                                                    16

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                     SP
                                                    PIMCO VIT                                        STRATEGIC              L
                                                   STOCKSPLUS   PIMCO VIT   SELIGMAN     SELIGMAN    PARTNERS    SP
                                                   GROWTH AND     TOTAL      GLOBAL    SMALLER-CAP    FOCUSED   INTERNATIONA
                                                     INCOME      RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                     18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                       $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  18,349     505,648       2,408      126,711      26,746      29,477
      Contracts in annuity payment period (note 2)           -         183           -           54           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)            $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

          *Investment shares                             1,662      48,220         130        7,366       3,327       3,526
           Investments at cost                         $14,437     495,662       2,186      111,847      22,225      25,765


                               See accompanying notes to financial statements
                                                    17

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                TEMPLETON                TEMPLETON
                                                    TEMPLETON  DEVELOPING   TEMPLETON     GLOBAL     TEMPLETON   VAN
                                                     ASSET       MARKETS     FOREIGN      INCOME      GROWTH    KAMPEN LIT
                                                    STRATEGY   SECURITIES  SECURITIES   SECURITIES  SECURITIES  ENTERPRISE
                                                      FUND        FUND        FUND         FUND       FUND       PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                     15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                       $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  14,993     342,269     443,309       83,932     869,448         149
      Contracts in annuity payment period (note 2)          24         145         477          151         766           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)            $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

          *Investment shares                             1,018      21,348      21,725        5,002      56,140           9
           Investments at cost                         $17,751     210,403     317,365       76,700     763,582         174


                               See accompanying notes to financial statements
                                                    18

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                       VAN
                              VAN KAMPEN KAMPEN LIT
                              LIT GROWTH STRATEGIC
                                                   AND INCOME    GROWTH     TOTAL ALL
                                                   PORTFOLIO    PORTFOLIO     FUNDS
                                                  -------------------------------------

 Assets:
    Investments at net asset value*                       $975       4,019  19,849,987
                                                  -------------------------------------
                                                  -------------------------------------
       Total Assets                                        975       4,019
                                                                            19,849,987
                                                  -------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -
                                                  -------------------------------------
                                                  -------------------------------------
      Total Liabilities                                      -           -
                                                                                     -
                                                  -------------------------------------
                                                  -------------------------------------
      Net Assets                                          $975       4,019
                                                                            19,849,987
                                                  -------------------------------------

 Contract Owners' Equity:

      Contracts in accumulation period                     975       4,019  19,840,769
      Contracts in annuity payment period (note 2)           -           -       9,218
                                                  -------------------------------------
                                                  -------------------------------------
     Total Contract Owners' Equity (note 6)               $975       4,019
                                                                            19,849,987
                                                  -------------------------------------

          *Investment shares                                46         121   1,900,002
           Investments at cost                            $768       3,314  17,815,458


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                                           ALGER       ALGER
                                                       AIM V.I.                 AIM V.I.      ALGER        AMERICAN    AMERICAN
                                                        CAPITAL     AIM V.I.   INTERNATIONAL AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION CORE EQUITY    GROWTH      GROWTH       ALLCAP      GROWTH
                                                         FUND         FUND        FUND       PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-           59          10          23            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              175          136          77         100           56         158
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (175)         (77)        (67)        (77)         (56)       (158)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -            -       1,221
    Realized gains (losses) on sales of investments,
net                                                           261          232         436       (472)         (53)         363
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     261          232         436       (472)         (53)       1,584
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           943          187        (62)       1,660        1,136         906
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,204          419         374       1,188        1,083       2,490
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,029          342         307       1,111        1,027       2,332
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    20

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                                       AZL
                                                       ALGER                                                          DREYFUS
                                                       AMERICAN     AZL AIM     AZL AIM        AZL                   FOUNDERS
                                                         SMALL    BASIC VALUE  INTERNATIONAL COLUMBIA     AZL DAVIS    EQUITY
                                                      CAPITALIZATION  FUND       EQUITY    TECHNOLOGY   NY VENTURE    GROWTH
                                                       PORTFOLIO                  FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          951       1,411           -        1,806         108
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               18        2,471       5,284       1,327        7,690       3,300
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (18)      (1,520)     (3,873)     (1,327)      (5,884)     (3,192)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -       21,482      11,183          44            -       4,215
    Realized gains (losses) on sales of investments,
net                                                            40       22,293      20,840       3,414       18,048       5,295
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      40       43,775      32,023       3,458       18,048       9,510
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           126     (36,617)     (1,918)       7,414      (4,716)       1,200
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   166        7,158      30,105      10,872       13,332      10,710
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $148        5,638      26,232       9,545        7,448       7,518
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    21

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL
                                                        DREYFUS      AZL FIRST      AZL        AZL                    AZL
                                                        PREMIER    TRUST TARGET   FRANKLIN   FUSION                   FUSION
                                                       SMALL CAP   DOUBLE PLAY    SMALL CAP  BALANCED   AZL FUSION   MODERATE
                                                      VALUE FUND       FUND      VALUE FUND    FUND    GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $174              -       1,668     4,311        4,849       6,992
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,399            810       6,575     5,919       20,678      14,149
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,225)          (810)     (4,907)   (1,608)     (15,829)     (7,157)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       4,191              -      11,378     3,913       16,714      11,231
    Realized gains (losses) on sales of investments,
net                                                         1,652          (292)      11,704     6,872       23,210      15,803
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   5,843          (292)      23,082    10,785       39,924      27,034
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (11,696)          (286)    (39,216)     5,567        4,456       8,200
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (5,853)          (578)    (16,134)    16,352       44,380      35,234
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(7,078)        (1,388)    (21,041)    14,744       28,551      28,077
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    22

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                        AZL                      AZL LEGG
                                                       JENNISON        AZL        MASON     AZL LEGG      AZL LMP    AZL MONEY
                                                         20/20      JENNISON     GROWTH       MASON     LARGE CAP     MARKET
                                                      FOCUS FUND  GROWTH FUND     FUND     VALUE FUND  GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $343            -           -           -            -      24,173
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            3,408        1,020       2,507       3,939        3,191       9,477
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (3,065)      (1,020)     (2,507)     (3,939)      (3,191)      14,696
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       6,136            -       2,497       3,079            -           -
    Realized gains (losses) on sales of investments,
net                                                         6,993        1,612       4,719       9,003        6,493           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  13,129        1,612       7,216      12,082        6,493           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,077        3,416       4,069    (23,925)          916           1
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                15,206        5,028      11,285    (11,843)        7,409           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $12,141        4,008       8,778    (15,782)        4,218      14,697
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     23

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                       AZL
                                                                  LNEUBERGER                                         AZL
                                                       AZL NACM      BERMAN     AZL OCC      AZL OCC                OPPENHEIMER
                                                      INTERNATIONAL REGENCY    OPPORTUNITY RENAISSANCE    AZL OCC     GLOBAL
                                                         FUND         FUND        FUND        FUND      VALUE FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $13            3           -       3,024        2,705       1,081
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               40          744       3,258       4,715        5,703       4,355
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (27)        (741)     (3,258)     (1,691)      (2,998)     (3,274)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -      20,209      83,816       15,425       6,966
    Realized gains (losses) on sales of investments,
net                                                          (67)          334       7,746    (30,796)        7,895      11,664
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (67)          334      27,955      53,020       23,320      18,630
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (316)      (1,154)    (16,027)    (28,368)     (64,919)     (8,185)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (383)        (820)      11,928      24,652     (41,599)      10,445
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(410)      (1,561)       8,670      22,961     (44,597)       7,171
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    24

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                  AZL PIMCO                   AZL         AZL
                                                          AZL                     FUNDAMENTAL               SCHRODER    SCHRODER
                                                        OPPENHEIMER      AZL      INDEXPLUS                EMERGING    EMERGING
                                                       INTERNATIONAL OPPENHEIMER     TOTAL     AZL S&P      MARKETS      MARKETS
                                                          GROWTH      MAIN STREET  RETURN     500 INDEX   EQUITY FUND    EQUITY
                                                           FUND           FUND       FUND        FUND         CL 1      FUND CL 2
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,236          697         531         257            -          10
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            4,171        2,643         115         182            3       1,790
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,935)      (1,946)         416          75          (3)     (1,780)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       3,546        6,729           8          58            -           -
    Realized gains (losses) on sales of investments,
net                                                        14,763        4,696          28        (82)           35       5,892
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  18,309       11,425          36        (24)           35       5,892
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           598      (7,781)       (263)       (641)          (8)      12,515
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                18,907        3,644       (227)       (665)           27      18,407
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $15,972        1,698         189       (590)           24      16,627
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    25

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL
                                                       SCHRODER                 AZL         AZL                      AZL
                                                      INTERNATIONAL  AZL SMALL  TARGETPLUS  TARGETPLUS       AZL     TARGETPLUS
                                                       SMALL CAP   CAP STOCK    BALANCED     EQUITY     TARGETPLUS   MODERATE
                                                         FUND     LINDEX FUND     FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          227         179         660          382         285
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               71           73          59         807          227         116
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (71)          154         120       (147)          155         169
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -          115           -         159            -           -
    Realized gains (losses) on sales of investments,
net                                                         (168)        (106)         (7)       (176)        (211)       (177)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (168)            9         (7)        (17)        (211)       (177)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (430)        (834)       (125)     (1,910)        (843)       (550)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (598)        (825)       (132)     (1,927)      (1,054)       (727)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(669)        (671)        (12)     (2,074)        (899)       (558)
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    26

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL                                                           AZL VAN
                                                        TURNER                              AZL VAN                    KAMPEN
                                                      QUANTITATIVE  AZL VAN     AZL VAN      KAMPEN        AZL VAN     GLOBAL
                                                       SMALL CAP     KAMPEN      KAMPEN    EQUITY AND  KAMPEN GLOBAL   REAL
                                                        GROWTH     AGGRESSIVE   COMSTOCK     INCOME      FRANCHISE     ESTATE
                                                         FUND     GROWTH FUND     FUND        FUND          FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -       7,833       3,761              -       459
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              761        1,543      10,485       4,536          8,250     1,811
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (761)      (1,543)     (2,652)       (775)        (8,250)   (1,352)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         975       18,065      13,507       5,554          7,289       357
    Realized gains (losses) on sales of investments,
net                                                         1,545        8,519      22,614       7,512         26,607     1,399
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   2,520       26,584      36,121      13,066         33,896     1,756
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (647)     (10,590)    (63,244)    (10,511)          2,872  (14,183)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,873       15,994    (27,123)       2,555         36,768  (12,427)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,112       14,451    (29,775)       1,780         28,518  (13,779)
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   27

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL VAN
                                                        KAMPEN       AZL VAN     AZL VAN
                                                      GROWTH AND   KAMPEN MID    KAMPEN     DAVIS VA     DAVIS VA    DAVIS VA
                                                        INCOME     CAP GROWTH   STRATEGIC   FINANCIAL  REAL ESTATE     VALUE
                                                         FUND         FUND     GROWTH FUND  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $4,435           85           -       1,155           73       1,935
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            6,933        6,287       2,335       2,340           38       3,482
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,498)      (6,202)     (2,335)     (1,185)           35     (1,547)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                      14,944       15,616      21,677       5,758          512       6,753
    Realized gains (losses) on sales of investments,
net                                                        19,401       15,636      24,628      10,469          192      14,515
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  34,345       31,252      46,305      16,227          704      21,268
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (29,641)       24,763    (24,325)    (23,864)      (1,093)    (14,321)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 4,704       56,015      21,980     (7,637)        (389)       6,947
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $2,206       49,813      19,645     (8,822)        (354)       5,400
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    28

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                              FRANKLIN
                                                                                  FRANKLIN    GROWTH      FRANKLIN
                                                       DREYFUS IP                  GLOBAL     AND          HIGH       FRANKLIN
                                                       SMALL CAP    DREYFUS    COMMUNICATIONS INCOME       INCOME       INCOME
                                                      STOCK INDEX     STOCK      SECURITIES   SECURITIES SECURITIES   SECURITIES
                                                       PORTFOLIO   INDEX FUND       FUND        FUND       FUND         FUND
                                                      ---------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                     $1,102       5,492              -    12,450      14,767       43,750
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                             5,185       7,114          4,109     8,454       3,848       21,088
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net               (4,083)     (1,622)        (4,109)     3,996      10,919       22,662
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       11,832           -              -    28,735           -        8,015
    Realized gains (losses) on sales of investments,
net                                                         16,026      25,175          4,036     8,683     (1,728)       30,767
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                   27,858      25,175          4,036    37,418     (1,728)       38,782
investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (28,325)    (10,806)         45,281  (63,994)     (7,638)     (42,106)
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                  (467)      14,369         49,317  (26,576)     (9,366)      (3,324)
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $(4,550)      12,747         45,208  (22,580)       1,553       19,338
operations
                                                      ---------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    29

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN                             FRANKLIN     FRANKLIN    FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING     SMALL CAP    SMALL-MID
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS     VALUE     CAP GROWTH
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SECURITIES  SECURITIES
                                                         FUND     MARKET FUND     FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $2,715        1,274      10,495      16,303        1,297           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            5,930          401       8,034      11,611        3,566       4,666
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (3,215)          873       2,461       4,692      (2,269)     (4,666)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       2,477            -      31,667       9,755       12,782      19,718
    Realized gains (losses) on sales of investments,
net                                                        14,409            -      17,864      38,063       14,710      16,797
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  16,886            -      49,531      47,818       27,492      36,515
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,235            -   (155,934)    (77,137)     (30,984)     (6,906)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                19,121            -   (106,403)    (29,319)      (3,492)      29,609
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $15,906          873   (103,942)    (24,627)      (5,761)      24,943
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    30

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN
                                                       TEMPLETON
                                                          VIP                                 J.P.         J.P.
                                                       FOUNDING     FRANKLIN    FRANKLIN     MORGAN      MORGAN U.S.   JENNISON
                                                         FUNDS        U.S.        ZERO     INTERNATIONAL LARGE CAP      20/20
                                                      ALLOCATION   GOVERNMENT    COUPON    OPPORTUNITIES CORE EQUITY     FOCUS
                                                         FUND         FUND      2010 FUND   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-       22,167       4,411           5            7         132
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               90        7,827       1,594           8           11       2,308
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (90)       14,340       2,817         (3)          (4)     (2,176)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -            -      10,403
    Realized gains (losses) on sales of investments,
net                                                          (57)      (3,628)       (423)          24           17      11,648
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (57)      (3,628)       (423)          24           17      22,051
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (528)       10,372       3,409          16         (11)    (10,668)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (585)        6,744       2,986          40            6      11,383
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(675)       21,084       5,803          37            2       9,207
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    31

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                       MUTUAL        MUTUAL                OPPENHEIMER              OPPENHEIMER
                                                       DISCOVERY     SHARES     OPCAP MID    GLOBAL    OPPENHEIMER     MAIN
                                                      SECURITIES   SECURITIES      CAP     SECURITIES  HIGH INCOME    STREET
                                                         FUND         FUND      PORTFOLIO    FUND/VA     FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $13,181       18,284          37       3,256        2,589       1,614
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                           15,952       21,441         456       4,440          651       2,983
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,771)      (3,157)       (419)     (1,184)        1,938     (1,369)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                      10,661       43,765         689      11,834            -           -
    Realized gains (losses) on sales of investments,
net                                                        59,795       53,442         617      20,544        (180)      10,885
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  70,456       97,207       1,306      32,378        (180)      10,885
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         8,728     (80,557)       (391)    (20,473)      (2,414)     (5,099)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                79,184       16,650         915      11,905      (2,594)       5,786
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $76,413       13,493         496      10,721        (656)       4,417
operations
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    32

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                    PIMCO VIT   PIMCO VIT   PIMCO VIT
                                                                   COMMODITY    EMERGING     GLOBAL                  PIMCO VIT
                                                       PIMCO VIT   REALRETURN    MARKETS      BOND       PIMCO VIT     REAL
                                                       ALL ASSET    STRATEGY      BOND      PORTFOLIO   HIGH YIELD    RETURN
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO  (UNHEDGED)   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $13,947        4,196       2,298       1,332       13,555      11,748
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            3,457        1,689         752         736        3,655       4,664
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net               10,490        2,507       1,546         596        9,900       7,084
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -         875         119            -         576
    Realized gains (losses) on sales of investments,
net                                                           581        (671)          76         125          347     (4,113)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     581        (671)         951         244          347     (3,537)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           231       14,960     (1,092)       2,227      (7,396)      16,616
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   812       14,289       (141)       2,471      (7,049)      13,079
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $11,302       16,796       1,405       3,067        2,851      20,163
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    33

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                            SP
                                                       PIMCO VIT                                        STRATEGIC
                                                      STOCKSPLUS    PIMCO VIT   SELIGMAN    SELIGMAN     PARTNERS    SP
                                                      GROWTH AND     TOTAL       GLOBAL    SMALLER-CAP   FOCUSED    INTERNATIONAL
                                                        INCOME       RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,515       24,227           -           -            -         101
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              372        9,253          47       2,882          591         450
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                1,143       14,974        (47)     (2,882)        (591)       (349)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -      13,777        1,023       3,913
    Realized gains (losses) on sales of investments,
net                                                         1,242      (2,161)          45      10,961        1,726       1,566
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   1,242      (2,161)          45      24,738        2,749       5,479
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,346)       19,947         344    (17,213)        1,111     (1,916)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (104)       17,786         389       7,525        3,860       3,563
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,039       32,760         342       4,643        3,269       3,214
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     34

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                    TEMPLETON               TEMPLETON
                                                       TEMPLETON   DEVELOPING   TEMPLETON    GLOBAL      TEMPLETON   VAN
                                                         ASSET      MARKETS      FOREIGN     INCOME       GROWTH    KAMPEN LIT
                                                       STRATEGY    SECURITIES  SECURITIES  SECURITIES   SECURITIES  ENTERPRISE
                                                         FUND         FUND        FUND         FUND        FUND      PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $2,792        8,415       9,699         841       12,736           1
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              216        6,467       7,609         649       15,492           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                2,576        1,948       2,090         192      (2,756)         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       3,615       26,955      21,005           -       39,251           -
    Realized gains (losses) on sales of investments,
net                                                          (43)       46,222      29,997         995       31,799        (14)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   3,572       73,177      51,002         995       71,050        (14)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (4,781)        4,432       5,188       2,249     (66,815)          34
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (1,209)       77,609      56,190       3,244        4,235          20
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,367       79,557      58,280       3,436        1,479          18
operations
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                     35

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                        VAN           VAN KAMPEN
                                                      KAMPEN LIT          LIT
                                                      GROWTH AND       STRATEGIC
                                                      INCOME             GROWTH
                                                      PORTFOLIO        PORTFOLIO    TOTAL
                                                      -------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $17            -     360,652
                                                      -------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               17           78     372,583
                                                      -------------------------------------
                                                      -------------------------------------
               Investment Income (loss), net                    -         (78)    (11,931)
                                                      -------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                          39            -     658,803
    Realized gains (losses) on sales of investments,
net                                                            22          181     789,135
                                                      -------------------------------------
                                                      -------------------------------------
               Realized gains (losses) on                      61          181   1,447,938
investments, net
                                                      -------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (47)          496   (867,050)
                                                      -------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    14          677     580,888
                                                      -------------------------------------
                                                      -------------------------------------
 Net increase (decrease) in net assets from                   $14          599     568,957
operations
                                                      -------------------------------------


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL       AIM V.I. CORE EQUITY   AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND              FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(175)        (204)        (77)         (9)         (67)        (22)
      Realized gains (losses) on investments, net             261      (4,955)         232       (283)          436         165
      Net change in unrealized appreciation
        (depreciation) on investments                         943          286         187       1,178         (62)         549
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,029      (4,873)         342         886          307         692
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                        13           20           -           -            7           -
      Transfers between funds  (note 2)                   (1,137)        4,413       (212)       (720)        (250)       (177)
      Surrenders and terminations, net                    (2,299)      (2,029)     (1,571)       (990)        (600)       (300)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                  (14)          (9)         (4)         (5)          (8)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,437)        2,395     (1,787)     (1,715)        (851)       (481)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,408)      (2,478)     (1,445)       (829)        (544)         211
 Net assets at beginning of period                         11,798       14,276       6,644       7,473        3,037       2,826
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,390       11,798       5,199       6,644        2,493       3,037
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     37

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                    ALGER AMERICAN
                                                        ALGER AMERICAN GROWTH     LEVERAGED ALLCAP       ALGER AMERICAN MIDCAP
                                                             PORTFOLIO                PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(77)        (103)        (56)        (52)        (158)       (176)
      Realized gains (losses) on investments, net           (472)        (786)        (53)       (293)        1,584       1,658
      Net change in unrealized appreciation
        (depreciation) on investments                       1,660        1,124       1,136         910          906       (707)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,111          235       1,027         565        2,332         775
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           1           -            -           -
      Transfers between funds  (note 2)                     (434)        (710)       (115)       (148)      (1,021)     (1,091)
      Surrenders and terminations , net                   (1,427)      (1,173)       (552)       (519)      (1,780)     (1,488)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                   (3)          (3)         (3)         (2)          (5)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,864)      (1,886)       (669)       (669)      (2,806)     (2,586)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (753)      (1,651)         358       (104)        (474)     (1,811)
 Net assets at beginning of period                          7,105        8,756       3,523       3,627        9,429      11,240
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,352        7,105       3,881       3,523        8,955       9,429
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     38

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          ALGER AMERICAN SMALL
                                                           CAPITALIZATION        AZL AIM BASIC VALUE     AZL AIM INTERNATIONAL
                                                             PORTFOLIO                  FUND                 EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(18)         (19)     (1,520)     (3,150)      (3,873)     (2,759)
      Realized gains (losses) on investments, net              40           69      43,775      10,940       32,023      10,191
      Net change in unrealized appreciation
        (depreciation) on investments                         126          125    (36,617)       9,432      (1,918)      26,511
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     148          175       5,638      17,222       26,232      33,943
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -       7,524      17,217       53,138      41,667
      Transfers between funds  (note 2)                       (8)         (62)   (182,712)    (19,682)       21,678      36,180
      Surrenders and terminations, net                       (81)        (202)    (10,725)     (9,575)     (18,915)     (8,329)
      Rescissions                                               -            -        (90)       (524)      (1,665)     (1,172)
      Bonus (recapture)                                         -            -         104         204          996         711
      Contract maintenance charges (note 2)                   (1)          (1)        (28)        (58)         (64)        (49)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (90)        (265)   (185,927)    (12,418)       55,168      69,008
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             58         (90)   (180,289)       4,804       81,400     102,951
 Net assets at beginning of period                          1,018        1,108     180,289     175,485      219,438     116,487
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,076        1,018           -     180,289      300,838     219,438
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     39

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                            AZL COLUMBIA         AZL DAVIS NY VENTURE    AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND               FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,327)        (993)     (5,884)     (5,112)      (3,192)     (1,730)
      Realized gains (losses) on investments, net           3,458          890      18,048       5,978        9,510       6,863
      Net change in unrealized appreciation
        (depreciation) on investments                       7,414        (147)     (4,716)      36,983        1,200       4,488
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   9,545        (250)       7,448      37,849        7,518       9,621
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,434        7,784      56,546      72,604       22,751      12,074
      Transfers between funds  (note 2)                    37,625      (3,562)    (32,228)      17,723      154,630      15,176
      Surrenders and terminations, net                    (5,256)      (2,401)    (24,990)    (14,900)     (15,713)     (4,999)
      Rescissions                                           (379)        (291)     (1,144)     (1,262)        (425)       (384)
      Bonus (recapture)                                       255          162         654         759          331         169
      Contract maintenance charges (note 2)                  (43)         (23)        (64)       (109)         (56)        (20)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      43,636        1,669     (1,226)      74,815      161,518      22,016
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         53,181        1,419       6,222     112,664      169,036      31,637
 Net assets at beginning of period                         48,532       47,113     389,221     276,557      118,436      86,799
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $101,713       48,532     395,443     389,221      287,472     118,436
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    40

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                   AZL FIRST TRUST
                                                         AZL DREYFUS PREMIER     TARGET DOUBLE PLAY     AZL FRANKLIN SMALL CAP
                                                        SMALL CAP VALUE FUND            FUND                  VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,225)      (1,204)       (810)           -      (4,907)     (4,631)
      Realized gains (losses) on investments, net           5,843        4,865       (292)           -       23,082      23,152
      Net change in unrealized appreciation
        (depreciation) on investments                    (11,696)        2,725       (286)           -     (39,216)      14,214
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (7,078)        6,386     (1,388)           -     (21,041)      32,735
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,921       15,839      41,733           -       59,874      70,093
      Transfers between funds  (note 2)                  (14,785)      (4,368)      48,684           -     (63,272)       7,607
      Surrenders and terminations, net                    (3,907)      (2,084)     (1,490)           -     (19,363)    (11,732)
      Rescissions                                           (419)        (340)     (1,099)           -      (1,274)     (1,731)
      Bonus (recapture)                                       185          252         653           -          791         969
      Contract maintenance charges (note 2)                     3         (20)          16           -          (7)        (42)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (7,002)        9,279      88,497           -     (23,251)      65,164
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (14,080)       15,665      87,109           -     (44,292)      97,899
 Net assets at beginning of period                         71,186       55,521           -           -      327,285     229,386
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $57,106       71,186      87,109           -      282,993     327,285
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    41

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         AZL FUSION BALANCED      AZL FUSION GROWTH       AZL FUSION MODERATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,608)      (3,065)    (15,829)    (11,666)      (7,157)     (7,854)
      Realized gains (losses) on investments, net          10,785        3,662      39,924       6,745       27,034       5,781
      Net change in unrealized appreciation
        (depreciation) on investments                       5,567       15,974       4,456      68,906        8,200      44,932
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  14,744       16,571      28,551      63,985       28,077      42,859
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    83,096      108,768     316,144     408,777      214,906     308,564
      Transfers between funds  (note 2)                    12,499       38,880    (67,113)      91,917     (23,219)       8,870
      Surrenders and terminations, net                   (21,368)      (9,858)    (54,147)    (12,985)     (41,839)    (17,797)
      Rescissions                                         (1,556)      (2,814)     (9,133)    (12,817)      (4,493)     (9,715)
      Bonus (recapture)                                     1,060        2,562       5,237       7,273        2,150       4,178
      Contract maintenance charges (note 2)                  (35)           47       (102)          84        (190)          28
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      73,696      137,585     190,886     482,249      147,315     294,128
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         88,440      154,156     219,437     546,234      175,392     336,987
 Net assets at beginning of period                        269,515      115,359     883,579     337,345      633,894     296,907
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $357,955      269,515   1,103,016     883,579      809,286     633,894
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    42

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         AZL JENNISON 20/20      AZL JENNISON GROWTH     AZL LEGG MASON GROWTH
                                                             FOCUS FUND                 FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,065)      (2,293)     (1,020)       (828)      (2,507)     (1,669)
      Realized gains (losses) on investments, net          13,129        2,209       1,612       (166)        7,216       4,571
      Net change in unrealized appreciation
        (depreciation) on investments                       2,077       11,508       3,416         448        4,069     (3,735)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  12,141       11,424       4,008       (546)        8,778       (833)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    40,601       58,318      11,602      23,193       34,289      23,905
      Transfers between funds  (note 2)                     1,438       10,439       (577)     (9,048)       60,468     (2,961)
      Surrenders and terminations, net                    (9,547)      (4,128)     (3,002)     (1,480)      (8,964)     (4,113)
      Rescissions                                           (725)        (888)       (170)       (399)        (735)       (542)
      Bonus (recapture)                                       391          676         154         274          512         317
      Contract maintenance charges (note 2)                  (56)         (11)        (11)         (4)          (9)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      32,102       64,406       7,996      12,536       85,561      16,591
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         44,243       75,830      12,004      11,990       94,339      15,758
 Net assets at beginning of period                        153,824       77,994      48,235      36,245       94,574      78,816
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $198,067      153,824      60,239      48,235      188,913      94,574
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     43

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL LEGG MASON VALUE      AZL LMP LARGE CAP
                                                                FUND                 GROWTH FUND         AZL MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,939)      (3,845)     (3,191)     (3,203)       14,696      10,287
      Realized gains (losses) on investments, net          12,082        3,766       6,493       6,888            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                    (23,925)        8,783         916     (1,088)            1           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (15,782)        8,704       4,218       2,597       14,697      10,287
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    22,718       45,410       7,668      15,414      342,462     266,201
      Transfers between funds  (note 2)                  (39,286)     (25,021)    (20,127)    (16,000)        9,768   (119,514)
      Surrenders and terminations, net                   (14,722)     (10,621)    (11,736)     (8,853)    (170,998)    (80,056)
      Rescissions                                           (448)      (1,020)       (183)       (331)     (10,485)     (8,188)
      Bonus (recapture)                                       314          431         105         219        3,561       3,700
      Contract maintenance charges (note 2)                  (15)         (40)        (43)        (74)        (166)        (79)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (31,439)        9,139    (24,316)     (9,625)      174,142      62,064
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (47,221)       17,843    (20,098)     (7,028)      188,839      72,351
 Net assets at beginning of period                        220,530      202,687     166,925     173,953      387,308     314,957
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $173,309      220,530     146,827     166,925      576,147     387,308
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    44

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                       AZL NACM INTERNATIONAL    AZL NEUBERGER BERMAN     AZL OCC OPPORTUNITY
                                                                FUND                REGENCY FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(27)            -       (741)        (60)      (3,258)     (3,002)
      Realized gains (losses) on investments, net            (67)            -         334          36       27,955      11,320
      Net change in unrealized appreciation
        (depreciation) on investments                       (316)            -     (1,154)       1,015     (16,027)       2,444
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (410)            -     (1,561)         991        8,670      10,762
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     2,954            -      14,515       7,136       17,033      26,646
      Transfers between funds  (note 2)                     3,990            -      10,317      11,112      (3,468)     (7,251)
      Surrenders and terminations, net                      (283)            -     (2,229)       (247)     (10,977)     (7,112)
      Rescissions                                            (15)            -       (322)       (277)        (440)     (1,016)
      Bonus (recapture)                                        43            -         211         121          310         443
      Contract maintenance charges (note 2)                     1            -          19           1         (35)        (29)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       6,690            -      22,511      17,846        2,423      11,681
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          6,280            -      20,950      18,837       11,093      22,443
 Net assets at beginning of period                              -            -      18,837           -      152,821     130,378
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,280            -      39,787      18,837      163,914     152,821
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    45

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                                        AZL OPPENHEIMER GLOBAL
                                                      AZL OCC RENAISSANCE FUND    AZL OCC VALUE FUND             FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,691)      (5,567)     (2,998)     (2,276)      (3,274)     (3,379)
      Realized gains (losses) on investments, net          53,020       38,666      23,320      19,701       18,630       8,829
      Net change in unrealized appreciation
        (depreciation) on investments                    (28,368)      (5,196)    (64,919)      17,100      (8,185)      17,103
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  22,961       27,903    (44,597)      34,525        7,171      22,553
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    14,436       22,643      14,847      14,064       32,905      44,091
      Transfers between funds  (note 2)                 (353,604)     (71,965)     249,680    (15,425)     (29,776)       4,379
      Surrenders and terminations, net                   (20,947)     (19,198)    (24,979)    (11,059)      (9,894)     (5,814)
      Rescissions                                           (443)        (426)       (350)       (203)      (1,142)     (1,099)
      Bonus (recapture)                                       141          232         192         174          463         580
      Contract maintenance charges (note 2)                  (58)         (84)          30        (39)         (27)        (43)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                   (360,475)     (68,798)     239,420    (12,488)      (7,471)      42,094
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (337,514)     (40,895)     194,823      22,037        (300)      64,647
 Net assets at beginning of period                        337,514      378,409     240,414     218,377      212,236     147,589
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-      337,514     435,237     240,414      211,936     212,236
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    46

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                           AZL OPPENHEIMER                               AZL PIMCO FUNDAMENTAL
                                                        INTERNATIONAL GROWTH     AZL OPPENHEIMER MAIN   INDEXPLUS TOTAL RETURN
                                                                FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,935)      (2,089)     (1,946)     (1,508)          416          71
      Realized gains (losses) on investments, net          18,309        5,186      11,425       4,061           36         236
      Net change in unrealized appreciation
        (depreciation) on investments                         598       21,989     (7,781)       9,886        (263)        (34)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,972       25,086       1,698      12,439          189         273
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    49,687       32,463      20,461      21,696        2,591       1,352
      Transfers between funds  (note 2)                    30,635       36,535     (4,677)       (559)          260       3,057
      Surrenders and terminations, net                   (13,094)      (5,513)     (6,753)     (4,127)        (430)        (34)
      Rescissions                                         (1,542)        (912)       (687)       (861)        (177)        (83)
      Bonus (recapture)                                       834          603         360         256           54          23
      Contract maintenance charges (note 2)                  (25)         (23)          20        (35)            1         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      66,495       63,153       8,724      16,370        2,299       4,314
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         82,467       88,239      10,422      28,809        2,488       4,587
 Net assets at beginning of period                        158,081       69,842     124,274      95,465        4,587           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $240,548      158,081     134,696     124,274        7,075       4,587
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    47

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                AZL SCHRODER EMERGING    AZL SCHRODER EMERGING
                                                                               MARKETS EQUITY FUND CL   MARKETS EQUITY FUND CL
                                                       AZL S&P 500 INDEX FUND             1                       2
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $75            -         (3)           -      (1,780)       (251)
      Realized gains (losses) on investments, net            (24)            -          35           -        5,892       (937)
      Net change in unrealized appreciation
        (depreciation) on investments                       (641)            -         (8)           -       12,515       5,268
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (590)            -          24           -       16,627       4,080
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    13,299            -          82           -       39,102      15,362
      Transfers between funds  (note 2)                    14,960            -         145           -       73,579      27,590
      Surrenders and terminations, net                      (416)            -        (10)           -      (5,130)       (351)
      Rescissions                                            (82)            -         (3)           -      (1,331)       (728)
      Bonus (recapture)                                       154            -           1           -          655         167
      Contract maintenance charges (note 2)                     5            -          96           -        (317)           8
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      27,920            -         311           -      106,558      42,048
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         27,330            -         335           -      123,185      46,128
 Net assets at beginning of period                              -            -           -           -       46,128           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $27,330            -         335           -      169,313      46,128
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   48

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                            AZL SCHRODER
                                                      INTERNATIONAL SMALL CAP    AZL SMALL CAP STOCK        AZL TARGETPLUS
                                                                FUND                 INDEX FUND             BALANCED FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(71)            -         154           -          120           -
      Realized gains (losses) on investments, net           (168)            -           9           -          (7)           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (430)            -       (996)           -        (125)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (669)            -       (833)           -         (12)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     6,778            -       7,623           -        6,767           -
      Transfers between funds  (note 2)                     4,479            -       4,904           -        4,085           -
      Surrenders and terminations, net                       (87)            -        (82)           -            6           -
      Rescissions                                           (141)            -       (138)           -         (84)           -
      Bonus (recapture)                                       114            -         104           -           48           -
      Contract maintenance charges (note 2)                     -            -           7           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      11,143            -      12,418           -       10,822           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         10,474            -      11,585           -       10,810           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,474            -      11,585           -       10,810           -
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    49

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL TARGETPLUS EQUITY   AZL TARGETPLUS GROWTH       AZL TARGETPLUS
                                                                FUND                    FUND                MODERATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(147)            -         155           -          169           -
      Realized gains (losses) on investments, net            (17)            -       (211)           -        (177)           -
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,910)            -       (843)           -        (550)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (2,074)            -       (899)           -        (558)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    38,767            -      34,373           -       14,086           -
      Transfers between funds  (note 2)                    50,148            -       5,094           -        9,707           -
      Surrenders and terminations, net                    (2,172)            -       (350)           -        (422)           -
      Rescissions                                           (798)            -       (978)           -        (575)           -
      Bonus (recapture)                                       587            -         560           -          163           -
      Contract maintenance charges (note 2)                     7            -         (6)           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      86,539            -      38,693           -       22,958           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         84,465            -      37,794           -       22,400           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
-                                                         $84,465            -      37,794           -       22,400           -
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    50

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                             AZL TURNER
                                                       QUANTITATIVE SMALL CAP      AZL VAN KAMPEN           AZL VAN KAMPEN
                                                            GROWTH FUND        AGGRESSIVE GROWTH FUND       COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(761)        (641)     (1,543)     (2,070)      (2,652)     (4,201)
      Realized gains (losses) on investments, net           2,520          384      26,584      12,272       36,121      43,312
      Net change in unrealized appreciation
        (depreciation) on investments                       (647)        2,033    (10,590)     (7,838)     (63,244)      23,820
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,112        1,776      14,451       2,364     (29,775)      62,931
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     6,825       14,989       7,992      13,842       45,591      57,747
      Transfers between funds  (note 2)                   (8,321)        (598)   (115,230)    (14,359)       66,912    (36,770)
      Surrenders and terminations, net                    (1,737)      (1,445)     (5,481)     (5,246)     (45,751)    (28,091)
      Rescissions                                           (211)        (312)       (184)       (405)      (1,108)     (1,446)
      Bonus (recapture)                                        85          225         143         210          528         601
      Contract maintenance charges (note 2)                  (11)          (3)        (17)        (20)         (74)       (119)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,370)       12,856   (112,777)     (5,978)       66,098     (8,078)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,258)       14,632    (98,326)     (3,614)       36,323      54,853
 Net assets at beginning of period                         35,591       20,959      98,326     101,940      528,044     473,191
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $33,333       35,591           -      98,326      564,367     528,044
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    51

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN EQUITY   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GLOBAL
                                                          AND INCOME FUND          FRANCHISE FUND          REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(775)      (1,532)     (8,250)     (1,182)      (1,352)        (15)
      Realized gains (losses) on investments, net          13,066        5,846      33,896      14,489        1,756         438
      Net change in unrealized appreciation
        (depreciation) on investments                    (10,511)       14,778       2,872      39,662     (14,183)       7,118
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,780       19,092      28,518      52,969     (13,779)       7,541
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    54,967       46,273      75,664      69,594       43,645      18,889
      Transfers between funds  (note 2)                  (23,017)        5,217    (59,289)      23,732      (3,123)      37,246
      Surrenders and terminations, net                   (13,981)      (8,024)    (23,354)    (11,916)      (4,368)       (520)
      Rescissions                                         (1,237)      (1,084)     (2,157)     (1,639)      (1,166)       (386)
      Bonus (recapture)                                       610          327         773         842          601         251
      Contract maintenance charges (note 2)                  (46)         (18)        (73)        (18)           27         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      17,296       42,691     (8,436)      80,595       35,616      55,478
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         19,076       61,783      20,082     133,564       21,837      63,019
 Net assets at beginning of period                        223,287      161,504     386,210     252,646       63,019           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $242,363      223,287     406,292     386,210       84,856      63,019
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   52

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN GROWTH     AZL VAN KAMPEN MID        AZL VAN KAMPEN
                                                          AND INCOME FUND          CAP GROWTH FUND      STRATEGIC GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,498)      (3,566)     (6,202)     (4,370)      (2,335)     (3,308)
      Realized gains (losses) on investments, net          34,345       29,817      31,252      16,777       46,305       5,498
      Net change in unrealized appreciation
        (depreciation) on investments                    (29,641)       16,661      24,763         718     (24,325)     (2,660)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,206       42,912      49,813      13,125       19,645       (470)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    37,293       45,270      53,080      56,587        9,035      19,795
      Transfers between funds  (note 2)                  (50,392)     (15,159)     142,745    (12,616)    (186,137)    (16,765)
      Surrenders and terminations, net                   (29,922)     (19,198)    (21,342)    (11,554)      (8,939)     (9,758)
      Rescissions                                           (925)        (971)     (1,336)     (1,275)        (191)       (354)
      Bonus (recapture)                                       451          480         778         692          120         252
      Contract maintenance charges (note 2)                 (102)         (51)        (77)        (60)         (26)        (42)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (43,597)       10,371     173,848      31,774    (186,138)     (6,872)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (41,391)       53,283     223,661      44,899    (166,493)     (7,342)
 Net assets at beginning of period                        364,766      311,483     241,109     196,210      166,493     173,835
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $323,375      364,766     464,770     241,109            -     166,493
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    53

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,185)      (1,372)          35          31      (1,547)     (2,109)
      Realized gains (losses) on investments, net          16,227        5,268         704         597       21,268       9,026
      Net change in unrealized appreciation
        (depreciation) on investments                    (23,864)       12,957     (1,093)          86     (14,321)      16,222
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (8,822)       16,853       (354)         714        5,400      23,139
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    12,849       12,385           -           -        1,427       1,882
      Transfers between funds  (note 2)                  (26,607)        4,239       (111)        (35)     (16,660)    (14,554)
      Surrenders and terminations, net                   (10,897)      (6,300)       (413)       (759)     (20,392)    (11,464)
      Rescissions                                           (234)        (204)           -           -         (24)        (43)
      Bonus (recapture)                                       176          126           -           -           12          13
      Contract maintenance charges (note 2)                   (9)         (31)           -         (2)         (48)        (52)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (24,722)       10,215       (524)       (796)     (35,685)    (24,218)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (33,544)       27,068       (878)        (82)     (30,285)     (1,079)
 Net assets at beginning of period                        131,469      104,401       2,483       2,565      196,912     197,991
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $97,925      131,469       1,605       2,483      166,627     196,912
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   54

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                                            FRANKLIN GLOBAL
                                                        DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX        COMMUNICATIONS
                                                       STOCK INDEX PORTFOLIO            FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(4,083)      (3,967)     (1,622)     (1,499)      (4,109)     (2,301)
      Realized gains (losses) on investments, net          27,858       17,526      25,175      11,150        4,036     (9,841)
      Net change in unrealized appreciation
        (depreciation) on investments                    (28,325)       16,032    (10,806)      35,546       45,281      48,655
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (4,550)       29,591      12,747      45,197       45,208      36,513
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,009       37,850      16,875      38,620       22,770      13,630
      Transfers between funds  (note 2)                  (53,361)     (21,585)    (66,741)    (38,441)       25,643      18,037
      Surrenders and terminations, net                   (16,840)     (11,768)    (31,112)    (20,688)     (27,173)    (21,701)
      Rescissions                                           (598)        (897)       (461)       (719)        (904)       (403)
      Bonus (recapture)                                       154          420         132         259          524         249
      Contract maintenance charges (note 2)                  (10)         (66)       (163)        (49)        (176)       (101)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (55,646)        3,954    (81,470)    (21,018)       20,684       9,711
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (60,196)       33,545    (68,723)      24,179       65,892      46,224
 Net assets at beginning of period                        283,716      250,171     398,216     374,037      209,108     162,884
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $223,520      283,716     329,493     398,216      275,000     209,108
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    55

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                       INCOME SECURITIES FUND      SECURITIES FUND         SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $3,996        4,935      10,919       9,262       22,662      16,978
      Realized gains (losses) on investments, net          37,418       30,837     (1,728)       (675)       38,782      17,858
      Net change in unrealized appreciation
        (depreciation) on investments                    (63,994)       39,368     (7,638)       6,484     (42,106)     107,904
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (22,580)       75,140       1,553      15,071       19,338     142,740
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    17,642       24,065      28,435      23,815      271,558     171,764
      Transfers between funds  (note 2)                  (40,808)     (18,418)    (29,980)     (2,436)     (66,393)      87,699
      Surrenders and terminations, net                   (69,802)     (68,809)    (23,361)    (20,921)    (108,671)    (86,445)
      Rescissions                                           (406)        (400)       (430)     (1,142)      (6,391)     (3,283)
      Bonus (recapture)                                       203          235         351         260        2,265       1,487
      Contract maintenance charges (note 2)                 (252)        (200)       (101)        (71)        (335)       (476)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (93,423)     (63,527)    (25,086)       (495)       92,033     170,746
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (116,003)       11,613    (23,533)      14,576      111,371     313,486
 Net assets at beginning of period                        555,540      543,927     217,690     203,114    1,124,778     811,292
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $439,537      555,540     194,157     217,690    1,236,149   1,124,778
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    56

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE
                                                       GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,215)      (3,102)         873       1,007        2,461       1,041
      Realized gains (losses) on investments, net          16,886        3,499           -           -       49,531      67,553
      Net change in unrealized appreciation
        (depreciation) on investments                       2,235       28,016           -           1    (155,934)      18,384
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,906       28,413         873       1,008    (103,942)      86,978
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    10,944       27,067           7           3        8,125      44,589
      Transfers between funds  (note 2)                  (40,730)     (32,583)       (810)     (1,475)     (98,967)    (78,660)
      Surrenders and terminations, net                   (33,550)     (31,492)     (4,658)     (7,299)     (46,942)    (41,556)
      Rescissions                                           (285)        (812)           -           -        (250)     (1,128)
      Bonus (recapture)                                       104          315           -           -           66         550
      Contract maintenance charges (note 2)                 (168)        (107)        (15)        (19)         (84)       (160)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (63,685)     (37,612)     (5,476)     (8,790)    (138,052)    (76,365)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (47,779)      (9,199)     (4,603)     (7,782)    (241,994)      10,613
 Net assets at beginning of period                        341,776      350,975      31,583      39,365      548,475     537,862
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $293,997      341,776      26,980      31,583      306,481     548,475
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    57

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES      FRANKLIN SMALL CAP    FRANKLIN SMALL-MID CAP
                                                                FUND            VALUE SECURITIES FUND   GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $4,692      (4,308)     (2,269)     (2,515)      (4,666)     (4,890)
      Realized gains (losses) on investments, net          47,818       32,016      27,492      21,706       36,515      13,319
      Net change in unrealized appreciation
        (depreciation) on investments                    (77,137)       71,203    (30,984)       9,561      (6,906)       9,926
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (24,627)       98,911     (5,761)      28,752       24,943      18,355
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    14,048       41,780       2,274       3,483        3,139      14,360
      Transfers between funds  (note 2)                  (94,045)     (54,060)    (29,812)    (28,512)     (22,709)    (29,261)
      Surrenders and terminations, net                   (68,098)     (64,800)    (19,262)    (13,411)     (32,635)    (29,875)
      Rescissions                                           (294)        (972)        (79)       (133)         (86)       (369)
      Bonus (recapture)                                        46          334          38          12           23         190
      Contract maintenance charges (note 2)                 (158)        (206)        (36)        (50)        (126)        (91)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                   (148,501)     (77,924)    (46,877)    (38,611)     (52,394)    (45,046)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (173,128)       20,987    (52,638)     (9,859)     (27,451)    (26,691)
 Net assets at beginning of period                        722,650      701,663     201,830     211,689      269,950     296,641
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $549,522      722,650     149,192     201,830      242,499     269,950
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   58

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        FRANKLIN TEMPLETON VIP
                                                           FOUNDING FUNDS           FRANKLIN U.S.        FRANKLIN ZERO COUPON
                                                          ALLOCATION FUND          GOVERNMENT FUND            2010 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(90)            -      14,340      12,847        2,817       2,050
      Realized gains (losses) on investments, net            (57)            -     (3,628)     (3,921)        (423)       (740)
      Net change in unrealized appreciation
        (depreciation) on investments                       (528)            -      10,372       1,667        3,409       (534)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (675)            -      21,084      10,593        5,803         776
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    18,368            -      25,101      31,586        5,206       5,522
      Transfers between funds  (note 2)                    24,944            -    (19,576)    (30,519)        (105)     (5,770)
      Surrenders and terminations, net                      (286)            -    (55,910)    (48,843)      (8,481)     (8,770)
      Rescissions                                           (571)            -       (291)     (1,042)        (187)        (74)
      Bonus (recapture)                                       186            -         231         292           72          83
      Contract maintenance charges (note 2)                    11            -       (194)       (192)         (17)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      42,652            -    (50,639)    (48,718)      (3,512)     (9,032)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         41,977            -    (29,555)    (38,125)        2,291     (8,256)
 Net assets at beginning of period                              -            -     459,275     497,400       88,620      96,876
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $41,977            -     429,720     459,275       90,911      88,620
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    59

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                             J.P. MORGAN               J.P.
                                                                                     MORGAN U.S.
                                                           INTERNATIONAL        LARGE CAP CORE EQUITY    JENNISON 20/20 FOCUS
                                                      OPPORTUNITIES PORTFOLIO         PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)          (3)         (4)         (5)      (2,176)     (2,281)
      Realized gains (losses) on investments, net              24           38          17           7       22,051      15,039
      Net change in unrealized appreciation
        (depreciation) on investments                          16           71        (11)         101     (10,668)       (449)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      37          106           2         103        9,207      12,309
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           -           -        1,651       3,299
      Transfers between funds  (note 2)                      (23)         (29)        (40)        (90)     (17,803)    (10,786)
      Surrenders and terminations, net                       (46)        (147)        (71)       (168)      (8,649)     (5,979)
      Rescissions                                               -            -           -           -         (52)        (86)
      Bonus (recapture)                                         -            -           -           -           30          41
      Contract maintenance charges (note 2)                     -            -           -         (1)         (30)        (25)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (69)        (176)       (111)       (259)     (24,853)    (13,536)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (32)         (70)       (109)       (156)     (15,646)     (1,227)
 Net assets at beginning of period                            523          593         705         861      126,736     127,963
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $491          523         596         705      111,090     126,736
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    60

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          MUTUAL DISCOVERY          MUTUAL SHARES            OPCAP MID CAP
                                                          SECURITIES FUND          SECURITIES FUND            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,771)      (4,890)     (3,157)     (3,862)        (419)        (63)
      Realized gains (losses) on investments, net          70,456       53,467      97,207      56,957        1,306         (7)
      Net change in unrealized appreciation
        (depreciation) on investments                       8,728       76,474    (80,557)      87,658        (391)         710
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  76,413      125,051      13,493     140,753          496         640
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                   125,184      102,731     257,489     184,568       15,115       5,598
      Transfers between funds  (note 2)                  (25,247)       36,403   (108,156)      78,740        1,983       8,365
      Surrenders and terminations, net                   (69,851)     (46,433)   (104,919)    (76,002)        (845)        (82)
      Rescissions                                         (2,487)      (2,039)     (6,829)     (3,529)        (331)        (96)
      Bonus (recapture)                                     1,538        1,123       2,467       1,683          222          58
      Contract maintenance charges (note 2)                 (256)        (144)       (272)       (238)          (6)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      28,881       91,641      39,780     185,222       16,138      13,843
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        105,294      216,692      53,273     325,975       16,634      14,483
 Net assets at beginning of period                        788,452      571,760   1,107,271     781,296       14,483           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $893,746      788,452   1,160,544   1,107,271       31,117      14,483
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         OPPENHEIMER GLOBAL        OPPENHEIMER HIGH        OPPENHEIMER MAIN
                                                         SECURITIES FUND/VA        INCOME FUND/VA           STREET FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,184)      (1,951)       1,938       2,154      (1,369)     (1,161)
      Realized gains (losses) on investments, net          32,378       26,849       (180)           4       10,885       6,835
      Net change in unrealized appreciation
        (depreciation) on investments                    (20,473)        8,959     (2,414)         417      (5,099)      13,967
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  10,721       33,857       (656)       2,575        4,417      19,641
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     2,154        3,177         321         465        1,636       2,015
      Transfers between funds  (note 2)                  (24,242)     (21,989)     (4,312)     (1,093)     (13,137)    (15,174)
      Surrenders and terminations, net                   (24,652)     (15,670)     (3,888)     (3,009)     (18,083)    (11,691)
      Rescissions                                            (69)         (33)         (4)         (4)         (30)        (58)
      Bonus (recapture)                                        20           21           5           4           15          10
      Contract maintenance charges (note 2)                 (135)         (73)         (8)         (9)         (54)        (65)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (46,924)     (34,567)     (7,886)     (3,646)     (29,653)    (24,963)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (36,203)        (710)     (8,542)     (1,071)     (25,236)     (5,322)
 Net assets at beginning of period                        241,736      242,446      38,259      39,330      164,300     169,622
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $205,533      241,736      29,717      38,259      139,064     164,300
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     62

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                      PIMCO VIT
                                                         PIMCO VIT ALL ASSET     COMMODITYREALRETURN      PIMCO VIT EMERGING
                                                             PORTFOLIO           STRATEGY PORTFOLIO     MARKETS BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                       $10,490        7,577       2,507       2,062        1,546       1,037
      Realized gains (losses) on investments, net             581          799       (671)       (317)          951         496
      Net change in unrealized appreciation
        (depreciation) on investments                         231      (3,420)      14,960     (5,729)      (1,092)         660
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  11,302        4,956      16,796     (3,984)        1,405       2,193
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,673       45,189      15,508      28,735       10,332      12,323
      Transfers between funds  (note 2)                  (37,988)     (56,138)         445      14,011        (944)         293
      Surrenders and terminations, net                   (13,842)     (10,004)     (4,530)     (3,272)      (2,061)     (1,210)
      Rescissions                                           (562)      (1,317)       (393)       (680)        (317)       (278)
      Bonus (recapture)                                       288          802         237         370          174         187
      Contract maintenance charges (note 2)                  (49)         (40)        (18)        (21)          (3)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (36,480)     (21,508)      11,249      39,143        7,181      11,311
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (25,178)     (16,552)      28,045      35,159        8,586      13,504
 Net assets at beginning of period                        205,480      222,032      84,388      49,229       35,627      22,123
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $180,302      205,480     112,433      84,388       44,213      35,627
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    63

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                        PORTFOLIO (UNHEDGED)          PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $596          346       9,900       9,764        7,084       6,341
      Realized gains (losses) on investments, net             244        (166)         347         554      (3,537)       4,625
      Net change in unrealized appreciation
        (depreciation) on investments                       2,227          357     (7,396)       3,002       16,616    (14,338)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,067          537       2,851      13,320       20,163     (3,372)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,309       10,846      15,773      19,837       18,775      34,736
      Transfers between funds  (note 2)                    14,109        6,693    (31,201)    (18,983)     (24,751)    (43,935)
      Surrenders and terminations, net                    (2,201)        (969)    (15,650)    (14,433)     (17,777)    (15,124)
      Rescissions                                           (225)        (305)       (494)       (699)        (447)       (593)
      Bonus (recapture)                                       205          139         231         246          206         314
      Contract maintenance charges (note 2)                   (5)         (10)        (38)        (42)         (50)        (86)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      23,192       16,394    (31,379)    (14,074)     (24,044)    (24,688)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         26,259       16,931    (28,528)       (754)      (3,881)    (28,060)
 Net assets at beginning of period                         29,522       12,591     201,813     202,567      253,317     281,377
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $55,781       29,522     173,285     201,813      249,436     253,317
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    64

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         PIMCO VIT STOCKSPLUS
                                                         GROWTH AND INCOME         PIMCO VIT TOTAL          SELIGMAN GLOBAL
                                                             PORTFOLIO            RETURN PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,143          487      14,974      12,361         (47)        (53)
      Realized gains (losses) on investments, net           1,242        1,145     (2,161)         498           45       (102)
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,346)          937      19,947     (3,944)          344         598
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,039        2,569      32,760       8,915          342         443
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                       181          319      51,922      49,469            -           -
      Transfers between funds  (note 2)                   (1,984)      (1,857)    (22,574)     (8,008)        (194)       (190)
      Surrenders and terminations, net                    (2,281)      (1,717)    (48,315)    (31,912)        (691)       (369)
      Rescissions                                             (1)          (2)     (1,039)     (1,215)            -           -
      Bonus (recapture)                                         3            -         860         467            -           -
      Contract maintenance charges (note 2)                  (12)          (8)       (123)       (120)          (3)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (4,094)      (3,265)    (19,269)       8,681        (888)       (559)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (3,055)        (696)      13,491      17,596        (546)       (116)
 Net assets at beginning of period                         21,404       22,100     492,340     474,744        2,954       3,070
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $18,349       21,404     505,831     492,340        2,408       2,954
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    65

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                SP STRATEGIC PARTNERS
                                                        SELIGMAN SMALLER-CAP       FOCUSED GROWTH          SP INTERNATIONAL
                                                          VALUE PORTFOLIO             PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,882)      (3,027)       (591)        (665)       (349)        (82)
      Realized gains (losses) on investments, net          24,738       21,817       2,749        3,939       5,479       2,980
      Net change in unrealized appreciation
        (depreciation) on investments                    (17,213)        9,108       1,111      (4,740)     (1,916)         641
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   4,643       27,898       3,269      (1,466)       3,214       3,539
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     1,170        1,889         370          765         263         378
      Transfers between funds  (note 2)                  (20,010)     (24,284)     (4,819)      (8,278)       5,978     (1,997)
      Surrenders and terminations, net                   (18,945)     (13,110)     (2,835)      (2,358)     (1,875)     (1,270)
      Rescissions                                            (36)         (16)         (2)         (44)         (2)        (16)
      Bonus (recapture)                                        12            5           5           15           3           2
      Contract maintenance charges (note 2)                  (48)         (49)        (11)          (7)         (5)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (37,857)     (35,565)     (7,292)      (9,907)       4,362     (2,909)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (33,214)      (7,667)     (4,023)     (11,373)       7,576         630
 Net assets at beginning of period                        159,979      167,646      30,769       42,142      21,901      21,271
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $126,765      159,979      26,746       30,769      29,477      21,901
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    66

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                 TEMPLETON DEVELOPING
                                                           TEMPLETON ASSET       MARKETS SECURITIES        TEMPLETON FOREIGN
                                                           STRATEGY FUND                FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,576          987       1,948      (2,452)       2,090     (1,214)
      Realized gains (losses) on investments, net           3,572        1,341      73,177       36,528      51,002      17,151
      Net change in unrealized appreciation
        (depreciation) on investments                     (4,781)          685       4,432       37,740       5,188      59,983
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,367        3,013      79,557       71,816      58,280      75,920
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         3            2       7,803       39,807      17,459      33,822
      Transfers between funds  (note 2)                     (462)        (202)    (62,469)     (51,767)    (35,142)     (3,380)
      Surrenders and terminations, net                    (2,844)      (2,898)    (33,336)     (25,683)    (55,227)    (49,314)
      Rescissions                                               -            -       (112)        (958)       (665)       (742)
      Bonus (recapture)                                         -            -          77          583         133         381
      Contract maintenance charges (note 2)                   (5)          (5)       (107)         (93)       (214)       (180)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,308)      (3,103)    (88,144)     (38,111)    (73,656)    (19,413)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,941)         (90)     (8,587)       33,705    (15,376)      56,507
 Net assets at beginning of period                         16,958       17,048     351,001      317,296     459,162     402,655
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $15,017       16,958     342,414      351,001     443,786     459,162
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    67

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          TEMPLETON GLOBAL         TEMPLETON GROWTH         VAN KAMPEN LIT
                                                       INCOME SECURITIES FUND      SECURITIES FUND       ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $192          504     (2,756)      (2,314)         (2)         (2)
      Realized gains (losses) on investments, net             995          841      71,050       40,882        (14)        (17)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,249        1,801    (66,815)       92,505          34          29
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,436        3,146       1,479      131,073          18          10
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    16,305            -     195,669      134,478           -           -
      Transfers between funds  (note 2)                    42,634        (474)    (89,312)       18,153        (23)         (9)
      Surrenders and terminations, net                    (5,874)      (4,770)    (79,585)     (64,040)        (32)        (41)
      Rescissions                                           (352)            -     (4,416)      (2,555)           -           -
      Bonus (recapture)                                       221            -       1,719        1,200           -           -
      Contract maintenance charges (note 2)                  (13)         (13)       (291)        (170)           -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      52,921      (5,257)      23,784       87,066        (55)        (50)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         56,357      (2,111)      25,263      218,139        (37)        (40)
 Net assets at beginning of period                         27,726       29,837     844,951      626,812         186         226
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $84,083       27,726     870,214      844,951         149         186
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    68

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                    VAN KAMPEN LIT
                                                        VAN KAMPEN LIT GROWTH     STRATEGIC GROWTH
                                                        AND INCOME PORTFOLIO          PORTFOLIO                  TOTAL
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                            $-          (4)        (78)        (100)    (11,931)    (41,667)

      Realized gains (losses) on investments, net              61          124         181           36   1,447,938     815,362
      Net change in unrealized appreciation

        (depreciation) on investments                        (47)           20         496          114   (867,050)   1,192,661
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets

          from operations                                      14          140         599           50     568,957   1,966,356
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):

      Purchase payments                                         -            -           -            -   3,258,668   3,231,136

      Transfers between funds  (note 2)                      (18)         (88)       (736)        (688) (1,282,366)   (367,573)

      Surrenders and terminations, net                       (64)        (192)     (1,038)        (648) (1,816,606) (1,257,235)

      Rescissions                                               -            -           -            -    (82,542)    (82,781)

      Bonus (recapture)                                         -            -           -            -      39,790      41,811

      Contract maintenance charges (note 2)                     -            -         (2)          (4)     (5,229)     (4,303)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting

           from contract transactions                        (82)        (280)     (1,776)      (1,340)     111,715   1,561,055
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (68)        (140)     (1,177)      (1,290)
                                                                                                            680,672   3,527,411

 Net assets at beginning of period                          1,043        1,183       5,196        6,486  19,169,315  15,641,904
                                                      --------------------------------------------------------------------------

 Net assets at end of period                                 $975        1,043       4,019        5,196  19,849,987  19,169,315
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2007

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, OpCap Advisors, LLC, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.

     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     AIM V.I. Capital Appreciation Fund            AIM Advisors, Inc.            N\A
     AIM V.I. Core Equity Fund                     AIM Advisors, Inc.            N\A
     AIM V.I. International Growth Fund            AIM Advisors, Inc.            N\A
     Alger American Growth Portfolio               Fred Alger Management, Inc.   N\A
     Alger American Leveraged AllCap Portfolio     Fred Alger Management, Inc.   N\A
     Alger American MidCap Growth Portfolio        Fred Alger Management, Inc.   N\A
     Alger American Small Capitalization Portfolio Fred Alger Management, Inc.   N\A
     AZL AIM International Equity Fund *           Allianz Investment            A I M Capital Management, Inc.
                                                   Management, LLC
     AZL Columbia Technology Fund *                Allianz Investment            Columbia Management Advisors,
                                                   Management, LLC               LLC
     AZL Davis NY Venture Fund *                   Allianz Investment            Davis Selected Advisers, L.P.
                                                   Management, LLC
     AZL Dreyfus Founders Equity Growth Fund *     Allianz Investment            Founders Asset Management, LLC
                                                   Management, LLC
     AZL Dreyfus Premier Small Cap Value Fund *    Allianz Investment            The Dreyfus Corporation
                                                   Management, LLC
     AZL First Trust Target Double Play Fund       Allianz Investment            First Trust, Inc.
                                                   Management, LLC
     AZL Franklin Small Cap Value Fund *           Allianz Investment            Franklin Advisory Services LLC
                                                   Management, LLC
     AZL Fusion Balanced Fund                      Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Fusion Growth Fund                        Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Fusion Moderate Fund                      Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Jennison 20/20 Focus Fund *               Allianz Investment            Jennison Associates LLC
                                                   Management, LLC
     AZL Jennison Growth Fund *                    Allianz Investment            Jennison Associates LLC
                                                   Management, LLC
     AZL Legg Mason Growth Fund *                  Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL Legg Mason Value Fund *                   Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL LMP Large Cap Growth Fund *               Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL Money Market Fund *                       Allianz Investment            Prudential Investment
                                                   Management, LLC               Management, Inc.
     AZL NACM International Fund                   Allianz Investment            Nicholas Applegate Management,
                                                   Management, LLC               Inc.
     AZL Neuberger Berman Regency Fund *           Allianz Investment            Neuberger Berman Management
                                                   Management, LLC               Inc.
     AZL OCC Opportunity Fund *                    Allianz Investment            Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL OCC Value Fund *                          Allianz Investment            Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL Oppenheimer Global Fund *                 Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer International Growth Fund *   Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer Main Street Fund *            Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL PIMCO Fundamental IndexPLUS Total Return  Allianz Investment            Pacific Investment Management
     Fund *                                        Management, LLC               Company



                                       70

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

     1. ORGANIZATION (CONTINUED)
     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     AZL S&P 500 Index Fund                        Allianz Investment            The Dreyfus Corporation
                                                   Management, LLC
     AZL Schroder Emerging Markets                 Allianz Investment            Schroder Management
     Equity Fund CL 1                              Management, LLC
     AZL Schroder Emerging Markets                 Allianz Investment            Schroder Management
     Equity Fund CL 2                              Management, LLC
     AZL Schroder International Small              Allianz Investment            Schroder Management
     Cap Fund                                      Management, LLC
     AZL Small Cap Stock Index Fund                Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Balanced Fund                  Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Equity Fund                    Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Growth Fund                    Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Moderate Fund                  Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL Turner Quantitative Small Cap Growth Fund Allianz Investment
                                                   Management, LLC               Turner Investment Partners
     AZL Van Kampen Comstock Fund *+               Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc.
     AZL Van Kampen Equity and Income Fund *+      Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Global Franchise Fund *+       Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Global Real Estate Fund *+     Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Growth and Income Fund  *+     Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc.
     AZL Van Kampen Mid Cap Growth Fund *+         Allianz Investment
                                                   Management, LLC               Van Kampen Investment Advisory Corp.
     Davis VA Financial Portfolio                  Davis Selected Advisers, LP   N\A
     Davis VA Real Estate Portfolio                Davis Selected Advisers, LP   N\A
     Davis VA Value Portfolio                      Davis Selected Advisers, LP   N\A
     Dreyfus IP Small Cap Stock Index Portfolio *  The Dreyfus Corporation       N\A
     Dreyfus Stock Index Fund *                    The Dreyfus Corporation       N\A
     Franklin Global Communications
     Securities Fund *                             Franklin Advisers, Inc.       N\A
     Franklin Growth and Income Securities Fund *  Franklin Advisers, Inc.       N\A
     Franklin High Income Securities Fund *        Franklin Advisers, Inc.       N\A
     Franklin Income Securities Fund *             Franklin Advisers, Inc.       N\A
     Franklin Large Cap Growth Securities Fund *   Franklin Advisers, Inc.       N\A
     Franklin Money Market Fund *                  Franklin Advisers, Inc.       N\A
     Franklin Real Estate Fund *                   Franklin Advisers, Inc.       N\A
     Franklin Rising Dividends Securities Fund *   Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Small Cap Value Securities Fund *    Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Small-Mid Cap Growth
     Securities Fund *                             Franklin Advisers, Inc.       N\A
     Franklin Templeton VIP Founding
     Funds Allocation Fund                         Franklin Advisers, Inc.       N\A
     Franklin U.S. Government Fund *               Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Zero Coupon 2010 Fund                Franklin Advisers, Inc.       N\A
     J.P. Morgan International                     J.P. Morgan Investment
      Opportunities Portfolio                      Management Inc.               N\A
     J.P. Morgan U.S. Large Cap Core
     Equity Portfolio                              J.P. Morgan Investment
                                                   Management Inc.               N\A
     Jennison 20/20 Focus Portfolio *              Prudential Investments Fund
                                                   Management, LLC               N/A
     Mutual Discovery Securities Fund *            Franklin Mutual Advisers, LLC N\A
     Mutual Shares Securities Fund *               Franklin Mutual Advisers, LLC N\A
     OpCap Mid Cap Portfolio                       OpCap Advisors, LLC           N\A
     Oppenheimer Global Securities Fund/VA         OppenheimerFunds, Inc.        N\A
     Oppenheimer High Income Fund/VA               OppenheimerFunds, Inc.        N\A
     Oppenheimer Main Street Fund/VA               OppenheimerFunds, Inc.        N\A
     PIMCO VIT All Asset Portfolio                 Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT CommodityRealReturn                 Pacific Investment Management
     Strategy Portfolio                            Company                       N\A

                                       71

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

     1. ORGANIZATION (CONTINUED)
     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     PIMCO VIT Emerging Markets Bond Portfolio+    Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT Global Bond Portfolio (Unhedged)+   Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT High Yield Portfolio +              Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT Real Return Portfolio +             Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT StocksPLUS Growth and               Pacific Investment Management
     Income Portfolio +                            Company                       N\A
     PIMCO VIT Total Return Portfolio +            Pacific Investment Management
                                                   Company                       N\A
     Seligman Global Technology Portfolio          J & W Seligman & Co. Inc.     N\A
     Seligman Smaller-Cap Value Portfolio          J & W Seligman & Co. Inc.     N\A
     SP Strategic Partners Focused Growth          Prudential Investments Fund
     Portfolio *                                   Management , LLC              N\A
     SP International Growth Portfolio *           William Blair & Company, LLC  N\A
     Templeton Asset Strategy Fund *               Templeton Global Advisors
                                                   Limited                       N\A
     Templeton Developing Markets                  Templeton Asset Management
     Securities Fund *                             Ltd.                          N\A
     Templeton Foreign Securities Fund *           Franklin Advisers, Inc.       N\A
     Templeton Global Income Securities Fund *     Franklin Advisers, Inc.       N\A
     Templeton Growth Securities Fund *            Templeton Global Advisors
                                                   Limited                       N\A
     Van Kampen LIT Enterprise Portfolio           Van Kampen Asset Management,
                                                   Inc.                          N\A
     Van Kampen LIT Growth and Income Portfolio    Van Kampen Asset Management,
                                                   Inc.                          N\A
     Van Kampen LIT Strategic Growth Portfolio*    Van Kampen Asset Management,
                                                   Inc.                          N\A

*   Portfolio contains class 2 shares which assess 12b-1 fees.
+ The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles
(SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

Available investment options, including the date the investment option was available for each product, as of December 31, 2007 are listed in the following table.

                                ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    VALUEMARK    ALLIANZ    ALLIANZ
                               ALTERITY  CONNECTIONS HIGH FIVE  HIGH FIVE   HIGH FIVE  REWARDS     III & III  VALUEMARK   VISION
PORTFOLIO                                                         BONUS        L
AZL AIM International
 Equity Fund                   5/1/2002  11/12/2007  10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Columbia Tecknology Fund   11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Davis NY Venture Fund      11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Dreyfus Founders Equity
 Growth Fund                   11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Dreyfus Premier Small
 Cap Value Fund                5/3/2004  11/12/2007  5/3/2004    5/3/2004   5/2/2005   5/3/2004     5/3/2004   5/3/2004     5/1/2007
AZL First Trust Target
 Double Play Fund             12/28/2006 11/12/2007  12/28/2006  12/28/2006 12/28/2006 12/28/2006   12/28/2006 12/28/2006   5/1/2007
AZL Franklin Small Cap
 Value Fund                   5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003     5/1/2003   5/1/2003     5/1/2007
AZL Fusion Balanced Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Fusion Growth Fund        5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Fusion Moderate Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Jennison 20/20 Focus Fund 5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Jennison Growth Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Legg Mason Growth Fund    5/1/2002  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Legg Mason Value Fund     11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL LMP Large Cap Growth Fund 5/1/2002  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Money Market Fund         2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2001     11/5/2001  11/5/2001    5/1/2007
AZL NACM International Fund   5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007     5/1/2007   5/1/2007     5/1/2007
AZL Neuberger Berman Regency
 Fund                         5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL OCC Opportunity Fund      5/1/2002  11/12/2007   5/1/2002    5/1/2004   5/2/2005   5/1/2002    5/1/2002    5/1/2002     5/1/2007
AZL OCC Value Fund            11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001   11/5/2001   11/5/2001    5/1/2007
AZL Oppenheimer Global Fund   5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007
AZL Oppenheimer International
 Growth Fund                  11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001   11/5/2001   11/5/2001    5/1/2007
AZL Oppenheimer Main
 Street Fund                  5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007
AZL PIMCO Fundamental
IndexPLUS Total Return Fund   5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL S&P 500 Index Fund        5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Schroder Emerging Markets
 Equity Fund CL 2             5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL Schroder International
 Small Cap Fund               5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Small Cap Stock Index
 Fund                         5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Balanced Fund  5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Equity Fund    5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Growth Fund    5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Moderate Fund  5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Turner Quantitative Small
 Cap Growth Fund              5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005    5/2/2005    5/2/2005     5/1/2007
AZL Van Kampen Comstock Fund  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001    5/1/2001    5/1/2001     5/1/2007
AZL Van Kampen Equity and
 Income Fund                  5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007

                                       74

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

                                ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    VALUEMARK    ALLIANZ    ALLIANZ
                               ALTERITY  CONNECTIONS HIGH FIVE  HIGH FIVE   HIGH FIVE  REWARDS     III & III  VALUEMARK   VISION
PORTFOLIO                                                         BONUS        L
AZL Van Kampen Global
 Franchise Fund               5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003    5/1/2003    5/1/2003     5/1/2007
AZL Van Kampen Global Real
 Estate Fund                  5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL Van Kampen Growth and
 Income Fund                  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001   5/1/2001     5/1/2001     5/1/2007
AZL Van Kampen Mid Cap
 Growth Fund                  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001   5/1/2001     5/1/2001     5/1/2007
Davis VA Financial
Portfolio                     2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   5/1/2002     5/1/2002     5/1/2007
Franklin Global Communications
 Securities Fund              11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin High Income
 Securities Fund              11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin Income Securities
 Fund                         11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin Templeton VIP Founding
 Funds Allocation Fund        9/25/2007 11/12/2007   9/25/2007   9/25/2007  9/25/2007  9/25/2007  9/25/2007    9/25/2007    5/1/2007
Franklin U.S. Government Fund 2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   3/14/1989    2/3/1997     5/1/2007
Franklin Zero Coupon 2010 Fund11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  3/14/1989    2/3/1997     5/1/2007
Mutual Discovery Securities
 Fund                         2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/8/1996    2/3/1997     5/1/2007
Mutual Shares Securities Fund 2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/8/1996    2/3/1997     5/1/2007
OpCap Mid Cap Portfolio       5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006   5/1/2006     5/1/2006     5/1/2007
PIMCO VIT All Asset Portfolio 5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004   5/3/2004     5/3/2004     5/1/2007
PIMCO VIT CommodityRealReturn
 Strategy Portfolio           5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT Emerging Markets
 Bond Portfolio               5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT Global Bond
 Portfolio (Unhedged)         5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT High Yield
 Portfolio                    2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/5/2001    11/5/2001    5/1/2007
PIMCO VIT Real Return
 Portfolio                    5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003   5/1/2003     5/1/2003     5/1/2007
PIMCO VIT Total Return
 Portfolio                    2/1/2000  11/12/2007  10/25/2002   5/3/2004   5/2/2005   5/5/2000   11/5/2001    11/5/2001    5/1/2007
Templeton Global Income
 Securities Fund             11/5/2001  11/12/2007  10/25/2002   5/3/2004   5/2/2005   11/5/2001  1/27/1992    2/3/1997     5/1/2007
Templeton Growth Securities
 Fund                        2/1/2000   11/12/2007  10/25/2002   5/3/2004   5/2/2005   5/5/2000   3/15/1994    2/3/1997     5/1/2007

                                       75

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

During the years ended December 31, 2007 and 2006, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
AZL AIM Basic Value Fund                                USAZ AIM Basic Value Fund                     May 1, 2006
AZL AIM International Equity Fund                       USAZ AIM International Equity Fund            May 1, 2006
AZL Davis NY Venture Fund                               USAZ Davis NY Venture Fund                    May 1, 2006
AZL Dreyfus Founders Equity Growth Fund                 USAZ Dreyfus Founders Equity Growth Fund      May 1, 2006
AZL Dreyfus Premier Small Cap Value Fund                USAZ Dreyfus Premier Small Cap Value Fund     May 1, 2006
AZL Franklin Small Cap Value Fund                       USAZ Franklin Small Cap Value Fund            May 1, 2006
AZL Fusion Balanced Fund                                USAZ Fusion Balanced Fund                     May 1, 2006
AZL Fusion Growth Fund                                  USAZ Fusion Growth Fund                       May 1, 2006
AZL Fusion Moderate Fund                                USAZ Fusion Moderate Fund                     May 1, 2006
AZL Jennison 20/20 Focus Fund                           USAZ Jennison 20/20 Focus Fund                May 1, 2006
AZL Jennison Growth Fund                                USAZ Jennison Growth Fund                     May 1, 2006
AZL Legg Mason Growth Fund                              USAZ Legg Mason Growth Fund                   May 1, 2006
AZL Legg Mason Value Fund                               USAZ Legg Mason Value Fund                    May 1, 2006
AZL Money Market Fund                                   USAZ Money Market Fund                        May 1, 2006
AZL OCC Renaissance Fund                                USAZ OCC Renaissance Fund                     May 1, 2006
AZL OCC Value Fund                                      USAZ OCC Value Fund                           May 1, 2006
AZL Oppenheimer Emerging Growth Fund                    USAZ Oppenheimer Emerging Growth Fund         May 1, 2006
AZL Oppenheimer Emerging Technologies Fund              USAZ Oppenheimer Emerging Technologies Fund   May 1, 2006
AZL Oppenheimer Global Fund                             USAZ Oppenheimer Global Fund                  May 1, 2006
AZL Oppenheimer International Growth Fund               USAZ Oppenheimer International Growth Fund    May 1, 2006
AZL Oppenheimer Main Street Fund                        USAZ Oppenheimer Main Street Fund             May 1, 2006
AZL Salomon Brothers Large Cap Growth Fund              USAZ Salomon Brothers Large Cap Growth Fund   May 1, 2006
AZL Salomon Brothers Small Cap Growth Fund              USAZ Salomon Brothers Small Cap Growth Fund   May 1, 2006
AZL Van Kampen Aggressive Growth Fund                   USAZ Van Kampen Aggressive Growth Fund        May 1, 2006
AZL Van Kampen Comstock Fund                            USAZ Van Kampen Comstock Fund                 May 1, 2006
AZL Van Kampen Emerging Growth Fund                     USAZ Van Kampen Emerging Growth Fund          May 1, 2006
AZL Van Kampen Equity and Income Fund                   USAZ Van Kampen Equity and Income Fund        May 1, 2006
AZL Van Kampen Global Franchise Fund                    USAZ Van Kampen Global Franchise Fund         May 1, 2006
AZL Van Kampen Growth and Income Fund                   USAZ Van Kampen Growth and Income Fund        May 1, 2006
AZL Van Kampen Mid Cap Growth Fund                      USAZ Van Kampen Mid Cap Growth Fund           May 1, 2006
AZL Columbia Technology Fund                            AZL Oppenheimer Emerging Technologies Fund    July 7, 2006
AZL OCC Opportunity Fund                                AZL Oppenheimer Emerging Growth Fund          August 28, 2006
AZL LMP Large Cap Growth Fund *                         AZL Salomon Brothers Large Cap Growth Fund    September 26, 2006
AZL LMP Small Cap Growth Fund *                         AZL Salomon Brothers Small Cap Growth Fund    September 26, 2006
AZL Van Kampen Strategic Growth Fund                    AZL Van Kampen Emerging Growth Fund           November 5, 2006
AZL Turner Quantitative Small Cap Growth Fund           AZL LMP Small Cap Growth Fund                 June 26, 2007
AZL Schroder Emerging Markets Equity Fund CL 2          AZL Oppenheimer Developing Markets Fund       December 7, 2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

During the years ended December 31, 2007 and 2006, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                               DATE CLOSED
Franklin Real Estate Fund                               May 1, 2006
Franklin Rising Dividends Securites Fund                May 1, 2006
Franklin Small-Mid Cap Growth Securities Fund           May 1, 2006
Templeton Developing Markets Securities Fund            May 1, 2006

During the years ended December 31, 2007 and 2006, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                                         RECEIVING PORTFOLIO                             DATE MERGED
AIM V.I. Premier Equity Fund                             AIM V.I. Core Equity Fund                       May 1, 2006

AIM V.I. Growth Fund                                     AIM V.I. Capital Appreciation Fund              May 1, 2006
AZL Aim Basic Value Fund                                 AZL Van Kampen Comstock Fund                    9/21/2007
AZL Van Kampen Strategic Equity Growth Fund              AZL Dreyfus Founders Equity Growth Fund         9/21/2007
AZL OCC Renaissance Fund                                 AZL OCC Value Fund                              9/21/2007
AZL Van Kampen Aggressive Growth Fund                    AZL Van Kampen Mid Growth Fund                  9/21/2007


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.


PREMIUM BONUS

A premium bonus is awarded to the contract owner of the Allianz Rewards and Allianz High Five Bonus products at the time of deposit. The bonus paid is based on the following schedule.


                                         ALLIANZ REWARDS     ALLIANZ HIGH
                                                              FIVE BONUS

     NET DEPOSIT                           BONUS PAID         BONUS PAID
     $15,000 to 24,999                         4%                 3%
     $25,000 to 99,999                         5%                 4%
     $100,000 to 999,999                       6%                 5%
     $1,000,000 to 4,999,999                   7%                 6%
     $5,000,000 or more                        8%                 7%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                                      ALLIANZ REWARDS   ALLIANZ HIGH FIVE
                                      BONUS

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED      AMOUNT VESTED
     0 to 12                                0%                  0%
     13 to 24                               35%                35%
     25 to 36                               70%                70%
     37+                                   100%                100%


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account based on invested assets. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
Allianz Alterity Enhanced - Option 1                                          1.75%                     0.15%
Allianz Alterity Enhanced - Option 3                                          1.65%                     0.15%
Allianz Alterity Enhanced - Option 4                                          1.80%                     0.15%
Allianz Alterity Enhanced - Option 5                                          2.25%                     0.15%
Allianz Alterity Optional - Option 1                                          1.55%                     0.15%
Allianz Alterity Optional - Option 2                                          1.75%                     0.15%
Allianz Alterity Optional - Option 3                                          1.65%                     0.15%
Allianz Alterity Optional - Option 4                                          1.85%                     0.15%
Allianz Alterity Optional - Option 5                                          2.30%                     0.15%
Allianz Alterity Traditional - Option 1                                       1.25%                     0.15%
Allianz Alterity Traditional - Option 2                                       1.45%                     0.15%
Allianz Alterity Traditional - Option 3                                       1.35%                     0.15%
Allianz Alterity Traditional - Option 4                                       1.55%                     0.15%
Allianz Alterity Traditional - Option 5                                       2.05%                     0.15%
Allianz Charter - Traditional                                                 1.00%                     0.15%
Allianz Charter - Enhanced                                                    1.20%                     0.15%
Allianz Charter II - Option 1                                                 1.75%                     0.00%
Allianz Charter II - Option 2                                                 2.05%                     0.00%
Allianz Charter II - Option 3                                                 2.05%                     0.00%
Allianz Charter II - Option 4                                                 1.95%                     0.00%
Allianz Charter II - Option 5                                                 2.20%                     0.00%
Allianz Charter II - Option 6                                                 2.25%                     0.00%
Allianz Charter II - Option 7                                                 2.45%                     0.00%
Allianz Charter II - Option 8                                                 2.65%                     0.00%
Allianz Charter II - Option 9                                                 2.70%                     0.00%
Allianz Dimensions - Option 1                                                 1.50%                     0.00%
Allianz Dimensions - Option 2                                                 1.70%                     0.00%
Allianz Dimensions - Option 3                                                 1.80%                     0.00%
Allianz Dimensions - Option 4                                                 2.00%                     0.00%
Allianz Dimensions - Option 5                                                 1.70%                     0.00%
Allianz Dimensions - Option 6                                                 1.90%                     0.00%
Allianz Elite Traditional - Option 1                                          1.00%                     0.15%
Allianz Elite Traditional - Option 2                                          1.05%                     0.15%

Allianz Elite Traditional - Option 3                                          1.10%                     0.15%


                                       78

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


     EXPENSES (CONTINUED)
Allianz Elite Traditional - Option 4                                          1.15%                     0.15%
Allianz Elite Traditional - Option 5                                          1.35%                     0.15%
Allianz Elite Traditional - Option 6                                          1.40%                     0.15%
Allianz Elite Traditional - Option 7                                          1.45%                     0.15%
Allianz Elite Traditional -Option 8                                           1.50%                     0.15%
Allianz Elite Traditional - Option 9                                          1.70%                     0.15%
Allianz Elite Traditional - Option 10                                         1.75%                     0.15%
Allianz Elite Traditional - Option 11                                         1.80%                     0.15%
Allianz Elite Traditional - Option 12                                         1.85%                     0.15%
Allianz Elite Traditional - Option 13                                         2.05%                     0.15%
Allianz Elite Traditional - Option 14                                         2.10%                     0.15%
Allianz Elite Traditional - Option 15                                         2.15%                     0.15%
Allianz Elite Traditional - Option 16                                         2.20%                     0.15%
Allianz Elite Enhanced - Option 1                                             1.30%                     0.15%
Allianz Elite Enhanced - Option 2                                             1.35%                     0.15%
Allianz Elite Enhanced - Option 3                                             1.40%                     0.15%
Allianz Elite Enhanced - Option 4                                             1.45%                     0.15%
Allianz Elite Enhanced - Option 5                                             1.65%                     0.15%
Allianz Elite Enhanced - Option 6                                             1.70%                     0.15%
Allianz Elite Enhanced - Option 7                                             1.75%                     0.15%
Allianz Elite Enhanced - Option 8                                             1.80%                     0.15%
Allianz Elite Enhanced - Option 9                                             1.90%                     0.15%
Allianz Elite Enhanced - Option 10                                            1.95%                     0.15%
Allianz Elite Enhanced - Option 11                                            2.00%                     0.15%
Allianz Elite Enhanced - Option 12                                            2.05%                     0.15%
Allianz Elite Enhanced - Option 13                                            2.25%                     0.15%
Allianz Elite Enhanced - Option 14                                            2.30%                     0.15%
Allianz Elite Enhanced - Option 15                                            2.35%                     0.15%
Allianz Elite Enhanced - Option 16                                            2.40%                     0.15%
Allianz High Five - Traditional                                               1.40%                     0.00%
Allianz High Five - Enhanced                                                  1.60%                     0.00%
Allianz High Five Bonus - Traditional                                         1.55%                     0.15%
Allianz High Five Bonus - Enhanced                                            1.75%                     0.15%
Allianz High Five L - Option 1                                                1.65%                     0.00%
Allianz High Five L - Option 2                                                1.75%                     0.00%
Allianz High Five L - Option 3                                                1.85%                     0.00%
Allianz High Five L - Option 4                                                1.95%                     0.00%
Allianz Rewards Enhanced - Option 1                                           1.70%                     0.15%
Allianz Rewards Enhanced - Option 2                                           1.80%                     0.15%
Allianz Rewards Enhanced - Option 3                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 4                                           1.85%                     0.15%
Allianz Rewards Enhanced - Option 5                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 6                                           2.45%                     0.15%
Allianz Rewards Enhanced - Option 7                                           1.90%                     0.15%
Allianz Rewards Enhanced - Option 8                                           2.40%                     0.15%
Allianz Rewards Traditional - Option 1                                        1.50%                     0.15%
Allianz Rewards Traditional - Option 2                                        1.80%                     0.15%
Allianz Rewards Traditional - Option 4                                        1.55%                     0.15%
Allianz Rewards Traditional - Option 5                                        1.75%                     0.15%
Allianz Rewards Traditional - Option 6                                        2.25%                     0.15%
Allianz Rewards Traditional - Option 7                                        1.70%                     0.15%
Allianz Rewards Traditional - Option 8                                        2.20%                     0.15%
Allianz Valuemark II                                                          1.25%                     0.15%
Allianz Valuemark III                                                         1.25%                     0.15%
Allianz Valuemark Income Plus                                                 1.25%                     0.15%


                                       79

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)
Allianz Valuemark IV - Option 1                                               1.34%                     0.15%
Allianz Valuemark IV - Option 2                                               1.64%                     0.15%
Allianz Valuemark IV - Option 3                                               1.44%                     0.15%
Allianz Valuemark IV - Option 4                                               1.74%                     0.15%
Allianz Valuemark IV - Option 5                                               1.60%                     0.15%
Allianz Valuemark IV - Option 6                                               1.90%                     0.15%
Allianz Valuemark IV - Option 7                                               1.90%                     0.15%
Allianz Valuemark IV - Option 8                                               1.75%                     0.15%
Allianz Valuemark IV - Option 9                                               2.00%                     0.15%
Allianz Valuemark IV - Option 10                                              2.05%                     0.15%
Allianz Vision Bonus - Option 1                                               1.70%                     0.15%
Allianz Vision Bonus - Option 2                                               2.00%                     0.15%
Allianz Vision Bonus - Option 3                                               2.40%                     0.15%
Allianz Vision Bonus - Option 4                                               2.70%                     0.15%
Allianz Vision Bonus - Option 5                                               2.55%                     0.15%
Allianz Vision Bonus - Option 6                                               2.85%                     0.15%
Allianz Vision Bonus - Option 7                                               2.50%                     0.15%
Allianz Vision Bonus - Option 8                                               2.80%                     0.15%
Allianz Vision Bonus - Option 9                                               2.65%                     0.15%
Allianz Vision Bonus - Option 10                                              2.95%                     0.15%
Allianz Vision B - Option 1                                                   1.40%                     0.15%
Allianz Vision B - Option 2                                                   1.70%                     0.15%
Allianz Vision B - Option 3                                                   2.10%                     0.15%
Allianz Vision B - Option 4                                                   2.40%                     0.15%
Allianz Vision B - Option 5                                                   2.25%                     0.15%
Allianz Vision B - Option 6                                                   2.55%                     0.15%
Allianz Vision B - Option 7                                                   2.20%                     0.15%
Allianz Vision B - Option 8                                                   2.50%                     0.15%

Allianz Vision B - Option 9                                                   2.35%                     0.15%
Allianz Vision B - Option 10                                                  2.65%                     0.15%
Allianz Vision L - Option 1                                                   1.65%                     0.15%
Allianz Vision L - Option 2                                                   1.95%                     0.15%
Allianz Vision L - Option 3                                                   2.35%                     0.15%
Allianz Vision L - Option 4                                                   2.65%                     0.15%
Allianz Vision L - Option 5                                                   2.50%                     0.15%
Allianz Vision L - Option 6                                                   2.80%                     0.15%
Allianz Vision L - Option 7                                                   2.45%                     0.15%
Allianz Vision L - Option 8                                                   2.75%                     0.15%
Allianz Vision L - Option 9                                                   2.60%                     0.15%
Allianz Vision L - Option 10                                                  2.90%                     0.15%
Allianz Connections R - Option 1                                              1.15%                     0.15%
Allianz Connections R - Option 2                                              1.45%                     0.15%
Allianz Connections R - Option 3                                              1.95%                     0.15%
Allianz Connections R - Option 4                                              2.25%                     0.15%
Allianz Connections R - Option 5                                              2.10%                     0.15%
Allianz Connections R - Option 6                                              2.40%                     0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income.

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2006. The primary difference between May 2003 Contract and the currently offered Contract is that the May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit (where the guaranteed values are based on the greater of:
a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB, or owners could select the optional Enhanced GMIB for an additional charge.

                                 Charges for                 Charges for                  Charges for a
                                 an Original     Charges     a Currently                Currently Offered
                                   Contract      for an     Offered Base    May 2003    Contract with the
                                    (which      Original    Contract and    Contract        PRIME Plus
                                   includes     Contract      May 2003      with the     Benefit and May
                                     the          with        Contract     Traditional    2003 Contract
(INCLUDES 0.15% OF               Traditional    Enhanced      without a       PRIME     with the Enhanced
ADMINISTRATIVE CHARGE)              GMIB)         GMIB      PRIME Benefit    Benefit      PRIME Benefit
-------------------------------- ------------- ------------ -------------- ------------ -------------------
-------------------------------- ------------- ------------ -------------- ------------ -------------------
Traditional GMDB                    1.40%         1.70%         1.50%         1.70%           2.20%
                                 (Traditional   (Optional   (Traditional   (Traditional   (Traditional -
                                 - Option 1)   - Option 1)   - Option 3)   - Option 4)      Option 5)
Earnings Protection GMDB            1.60%         1.90%         1.80%         2.00%           2.45%
                                 (Traditional   (Optional    (Optional -    (Optional      (Optional -
                                  -Option 2)   - Option 2)    Option 3)    - Option 4)      Option 5)
Enhanced GMDB                       1.70%         1.90%         1.80%         1.95%            2.40%
                                 (Optional -    (Enhanced    (Enhanced -    (Enhanced       (Enhanced -
                                  Option 1)    - Option 1)    Option 3)    - Option 4)      Option 5)


The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The currently offered Allianz Rewards Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The currently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%

There are also three older versions of the Allianz Rewards Contract that are no longer offered for sale. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the currently offered Contract is the mortality and expense risk (M&E) charge for the Original Contract without any optional benefits is lower than the currently offered Contract, and the Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB and did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit, but the charge for these features was higher than for the Original Contract.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                                                                  Charges for
                                                                              Charges             a Currently
                                                                               for a                Offered
                                                                             Currently              Contract
                                                                              Offered               with the
                                Charges    Charges               Charges       Base     Charges   lPRIME Plus
                     Charges    for an     for an     Charges    for a       Contract   for a     Benefit and
                     for an     Original   Original   for a      September    and May   May 2003   a May 2003
                     Original   Contract   Contract   September  2002          2003     Contract    Contract
  (INCLUDES 0.15%    Contract   with the   with the   2002       Contract    Contract   with the    with the
         OF          without a  TraditionalEnhanced   Contract   with the    without a  Traditiona  Enhanced
   ADMINISTRATIVE    PRIME      PRIME      PRIME      without    Enhanced      PRIME    PRIME        PRIME
      CHARGE)         Benefit    Benefit    Benefit    the GMIB     GMIB      Benefit    Benefit    Benefit
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Traditional GMDB      1.65%   1.85%      2.35%      1.65%      1.95%         1.70%    1.90%        2.40%
                     (Traditiona(Traditiona(Traditiona(Traditiona(Traditiona(Traditional(Tradition(Traditional-Option
                         1)         7)         8)         1)         2)         4)         5)          6)
  Enhanced GMDB         1.85%   2.05%      2.55%      1.95%      2.15%         2.00%    2.15%        2.60%
                     (Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-Op(Enhanced-(Enhanced-Option
                         1)         7)         8)         2)         3)         4)         5)          6)

The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Traditional GMDB                       1.15%

 Enhanced GMDB                         1.35%

The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2006. The Charter II contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the optional Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Charter II contract also offered a choice of the Traditional PRIME Benefit or Enhanced PRIME Benefit. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

                                 Charges
                               Contracts
                               without a
                                 PRIME          Contracts with the       Contracts with the
            Benefit Traditional PRIME Benefit Enhanced PRIME Benefit
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 Traditional GMDB                  1.75%                1.95%                    2.45%
                               (Option 1)           (Option 4)               (Option 7)
 Enhanced GMDB                    2.05%                2.20%                    2.65%
                               (Option 2)           (Option 5)               (Option 8)
 Earnings Protection GMDB         2.05%                2.25%                    2.70%
                               (Option 3)           (Option 6)               (Option 9)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect either the optional Double Principal Guaranteed Minimum Death Benefit (Double Principal GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Double Principal GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Dimensions contract also offered Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP Benefit) or the Guaranteed Performance Accumulator Benefit (GPA Benefit). The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals at the 20th Contract Anniversary.

The Dimensions contract also included a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense risk charge) in one year, the owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the owner will pay an additional 2% to 3% GVP charge.

                              Return of         Double
                              Principal        Principal       Earnings
                                GMDB             GMDB      Protection GMDB
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  GPP Benefit  or no GVP        1.50%            1.80%     1.70% (Option 5)
                             (Option 1)       (Option 3)
  GPA Benefit               1.70% (Option        2.00%     1.90% (Option 6)
                                  2)          (Option 4)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007



2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)


The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge will decrease 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carries an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carries an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit
(GMIB). The PRIME Plus Benefit provides a guarantee on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

                                     Charges
                                                                                             Contracts with
                                                                                            Short Withdrawal
                       Contracts with        Contracts with the                             Charge Option and
                         no optional          Short Withdrawal       Contracts with the      the PRIME Plus
                          benefits              Charge Option        PRIME Plus Benefit*        Benefit*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Traditional GMDB            1.15%           1.50% decreasing to      1.85% decreasing      2.20% decreasing
                        decreasing to        1.00% by the 7th         to 1.70% by the       to 1.70% by the
                        1.00% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary

 Enhanced GMDB              1.45%           1.80% decreasing to      2.05% decreasing      2.40% decreasing
                        decreasing to        1.30% by the 7th         to 1.90% by the       to 1.90% by the
                        1.30% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary


*Assumes the PRIME Plus Benefit is selected at contract issue.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge for Allianz High 5 can be summarized as follows:

The Allianz High 5 February 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit
(GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between the selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also three older versions of the Allianz High 5 Contract. The Original Contract first became available on September 20, 2002. The Original Contract issued before June 22, 2007 is no longer offered for sale, however, the Original Contract issued on or after June 22, 2007 is still for sale in the state of Washington. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

                              February 2007 Contract
                                        and                May 2005 Contract and
                                 Original Contract           Original Contract
                                issued on or after        issued before June 22,
                                   June 22, 2007                    2007
                            ----------------------------------------------------
                            ----------------------------------------------------
Traditional GMDB                       1.25%                        1.40%

 Enhanced GMDB                         1.45%                        1.60%



The M&E charge and administrative charge for Allianz High 5 Bonus can be summarized as follows:

The Allianz High 5 Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each Purchase Payment received before age 81. The bonus is subject to a three year vesting schedule. The High 5 Bonus Contracts also automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

Allianz High 5 Bonus also automatically provides Living Guarantees. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit
(GWB). There are no additional fees or charges associated with the Living

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also two older versions of the Allianz High 5 Bonus Contract. The Original Contract first became available on April 30, 2004. The May 2005 Contract is being replaced by the May 2007 Contract. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

  (INCLUDES A 0.15%
  ADMINISTRATIVE CHARGE)              Charges
--------------------------------------------------------
--------------------------------------------------------
Traditional GMDB                       1.70%

 Enhanced GMDB                         1.90%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)


The M&E charge for Allianz High 5 L can be summarized as follows:

Allianz High 5 L May 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 L also offers optional Living Guarantees. The Living Guarantees include the Guaranteed Withdrawal Benefit (GWB) and either the Guaranteed Principal Value Benefit (GPV Benefit) or the Guaranteed Account Value Benefit (GAV Benefit). There are no additional fees or charges if you select the Living Guarantees with the GPV Benefit, however, there is an additional charge for selecting the GAV Benefit. In addition, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GPV and GAV Benefits guarantee that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Principal Value (GPV) or Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the Purchase Payments received within 90 days of Contract issue. The GPV is recalculated on each Contract Anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent Contract Anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There is also an older version of the Allianz High 5 L Contract that is still available in some states. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

                                                           Charges
                                              Traditional GMDB    Enhanced GMDB
                                             -----------------------------------
                                             -----------------------------------
No Living Guarantees or Living Guarantees           1.65%               1.85%
with the GPV Benefit
 Living Guarantees with the GAV Benefit             1.75%               1.95%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Valuemark II                           1.40%

 Valuemark III                         1.40%



The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV contract was launched in February of 1997 (Original Contract). For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement) the death benefit was the Contract Value. Before July 1999 Original Contracts with an EDB Endorsement included Death Benefit Option 1(DB Option 1) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. Beginning in July 1999 the owner could instead select Death Benefit Option 2 (DB Option 2) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001 the owner could select for an additional charge Death Benefit Option 3 (DB Option 3) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional Guaranteed Minimum Income Benefits (GMIBs) for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales will be discontinued in May 2007. The May 2003 Contract replaced the Original Contract. The May 2003 Contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge where the GMIB value is total purchase payments adjusted for partial withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                Charges
                                                         May 2003     May 2003
                          Original                      Contracts     Contracts
                         Contracts        Original     without the    with the
  (INCLUDES A 0.15%      without a        Contracts    Traditional   Traditional
  ADMINISTRATIVE CHARGE     GMIB         with a GMIB       GMIB          GMIB
Without the EDB            1.49%            1.79%           -             -
Endorsement, or with DB
Option 1 or DB Option 2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DB Option 3                1.59%            1.89%           -             -

 Traditional GMDB             -              -            1.75%          1.90%

 Enhanced GMDB                -              -            2.05%          2.15%

Earnings Protection GMDB      -              -            2.05%          2.20%

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2007. The Valuemark Income Plus was an immediate single payment annuity.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Valuemark Income Plus                  1.40%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)
The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit., which locks in the highest Contract Value from any Quarterly Anniversary. The Contract also allows the owner to select at issue either a Bonus Option (which provides a 6% bonus that is subject to a three year vesting schedule) or a Short Withdrawal Charge Option (which shortens the withdrawal charge period from seven years to four years). The Contract also offers selection of either the Lifetime Plus Benefit or Lifetime Plus II Benefit. These benefits are designed for those who want lifetime income and continued access to Contract Value. The primary difference between these benefits is the mortality and expense risk (M&E) charge for the benefit and the reset feature. The Lifetime Plus Benefit allows owners to reset the guaranteed value to equal the Contract Value if that would provide a greater guarantee. Under the Lifetime Plus II Benefit these resets are automatic.


                              Traditional Quarterly
                                Death Value Death
                                Benefit t Benefit
------------------------------------------------ -------------- --------------
------------------------------------------------ -------------- --------------
Base Contract                                        1.40%          1.70%
                                                     (xxx)          (xxx)
Contract with the Bonus Option                       1.70%          2.00%
                                                     (xxx)          (xxx)
Contract with the Short Withdrawal Charge            1.65%          1.95%
Option                                               (xxx)          (xxx)
Contract with the Lifetime Plus Benefit              2.10%          2.40%
(single Lifetime Plus Payments)                      (xxx)          (xxx)
Contract with the Lifetime Plus Benefit (joint       2.25%          2.55%
Lifetime Plus Payments)                              (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           2.20%          2.50%
(single Lifetime Plus Payments)                      (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           2.35%          2.65%
(joint Lifetime Plus Payments)                       (xxx)          (xxx)
Contract with the with the Bonus Option and          2.40%          2.70%
Lifetime Plus Benefit (single Lifetime Plus          (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.55%          2.85%
Lifetime Plus Benefit (joint Lifetime Plus           (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.50%          2.80%
Lifetime Plus II Benefit (single Lifetime Plus       (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.65%          2.95%
Lifetime Plus II Benefit (joint Lifetime Plus        (xxx)          (xxx)
Payments)
Contract with the Short Withdrawal Charge            2.35%          2.65%
Option and Lifetime Plus Benefit (single             (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.50%          2.80%
Option and Lifetime Plus Benefit (joint              (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.45%          2.75%
Option and Lifetime Plus II Benefit (single          (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.60%          2.90%
Option and Lifetime Plus II Benefit (joint           (xxx)          (xxx)
Lifetime Plus Payments)

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connection Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit., which locks in the highest Contract Value from any Quarterly Anniversary. The Contract also allows the owner to select the Lifetime Plus II Benefit, which is designed for those who want lifetime income and continued access to Contract Value.


                              Traditional Quarterly
                                Death Value Death
                                Benefit t Benefit
------------------------------------------------ -------------- --------------
------------------------------------------------ -------------- --------------
Base Contract                                        1.15%          1.45%
                                                     (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           1.95%          2.25%
(single Lifetime Plus Payments)                      (xxx)          (xxx)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


Contract with the Lifetime Plus II Benefit           2.10%          2.40%
(joint Lifetime Plus Payments)                       (xxx)          (xxx)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Elite, and Vision contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2007 and 2006 were $5,229,000 and $4,303,000 respectively. These contract charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. Allianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

                        Contingent Deferred Sales Charge
   Years     Allianz  Allianz     Allianz   Allianz    Allianz   Allianz   Allianz     Allianz    Allianz     Allianz
   Since     Alterity Connections High      High       High      Rewards   Valuemark   Valuemark  Valuemark   Vision
  Payment                           Five    Five        Five L                 II         III         IV
                                              Bonus
------------ -------- ----------- --------- ---------- --------- --------- ----------- ---------- ----------- --------

    0-1        7%       8.50%        8%       8.50%       8%      8.50%        5%         6%          6%       8.50%
    1-2        6%       8.50%        8%       8.50%       7%      8.50%        5%         5%          6%       8.50%
    2-3        5%       7.50%        7%       8.50%       5%      8.50%        4%         4%          6%       7.50%
    3-4        4%       6.50%        6%       8.50%       0%      8.50%        3%         3%          5%       6.50%
    4-5        3%         5%         5%        8%         0%        8%       1.50%       1.50%        4%        5%
    5-6        2%         4%         4%        7%         0%        7%         0%         0%          3%        4%
    6-7        0%         3%         3%        6%         0%        6%         0%         0%          2%        3%
    7-8        0%         0%         0%        5%         0%        5%         0%         0%          0%        0%
    8-9        0%         0%         0%        4%         0%        4%         0%         0%          0%        0%
   9-10        0%         0%         0%        3%         0%        3%         0%         0%          0%        0%
   10 +        0%         0%         0%        0%         0%        0%         0%         0%          0%        0%

Total contingent deferred sales charges paid by the contract owners during the the years ended December 31, 2007 and 2006 were $34,201,903 and $23,383,698, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Alterity, Allianz Dimensions, Allianz High Five, Allianz Rewards, Allianz Charter II, Allianz High Five Bonus and Allianz High Five L deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. Allianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Allianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2007 and 2006 were $7,035 and $5,375, respectively. Net transfers to/from the Fixed Accounts during the years ended December 31, 2007 and 2006 were $(1,282,366,000) and $(367,573,000), respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITALIZATION

Allianz Life may provide seed capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2007 and 2006.

                                                             Capitalization      Date of
PORTFOLIO                                                       AMOUNT        CAPITALIZATION
AZL Neuberger Berman Regency Fund                                5,000,000       5/1/2006
AZL Oppenheimer Developing Markets Fund                         10,000,000       5/1/2006
AZL PIMCO Fundamental IndexPLUS Total Return Fund                5,000,000       5/1/2006
AZL Van Kampen Global Real Estate Fund                          10,000,000       5/1/2006
AZL First Trust Target Double Play Fund                            100,000      12/28/2006
AZL First Trust Target PLUS Equity                                 250,000      12/28/2006
AZL S&P 500 Index Fund                                          20,000,000       5/1/2007
AZL Small Cap Stock Index Fund                                  20,000,000       5/1/2007
AZL NACM International Fund                                     10,000,000       5/1/2007
AZL Schroder International Small Cap Fund                       10,000,000       5/1/2007
AZL TargetPLUS Balanced Fund                                     4,000,000       5/1/2007
AZL TargetPLUS Moderate Fund                                     6,000,000       5/1/2007
AZL TargetPLUS Growth Fund                                      10,000,000       5/1/2007

Allianz Life will generally begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. A specific percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the year ended December 31, 2007 and 2006.

                                                          Seed        Realized       Remaining
                                                         Capital    Gain\Loss on   Seed Capital
                                                       Recaptured     Recapture
                                                       ------------------------------------------
                                                       ------------------------------------------
PORTFOLIO
AZL Neuberger Berman Regency Fund                        5,000,000       (399,601)             -
AZL Oppenheimer Developing Markets Fund                 10,000,000     (1,218,200)             -
AZL PIMCO Fundamental IndexPLUS Total Return Fund        5,000,000         495,192             -
AZL Van Kampen Global Real Estate Fund                  10,000,000       (140,132)             -
AZL First Trust Target Double Play Fund                    100,000           1,796             -
AZL First Trust Target PLUS Equity                         250,000           3,979             -
AZL S&P 500 Index Fund                                  20,000,000         154,680             -
AZL Small Cap Stock Index Fund                           9,351,103        (23,279)    10,648,897
AZL NACM International Fund                              4,934,885          45,614     5,065,115
AZL Schroder International Small Cap Fund                8,463,883       (167,117)     1,563,117
AZL TargetPLUS Balanced Fund                             4,000,000          16,737             -
AZL TargetPLUS Moderate Fund                             6,000,000          84,889             -
AZL TargetPLUS Growth Fund                              10,000,000         255,346             -
                                                       ------------------------------------------
                                                       ------------------------------------------
                          Total                        $93,099,871      ($890,096)    17,250,129
                                                       ------------------------------------------


3.      FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

4.  PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                                                   COST OF         PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                              -------------------------------------
     AIM V.I. Capital Appreciation Fund                                                      21              3,634
     AIM V.I. Core Equity Fund                                                               73              1,937
     AIM V.I. International Growth Fund                                                      16                933
     Alger American Growth Portfolio                                                         91              2,032
     Alger American Leveraged AllCap Portfolio                                                4                728
     Alger American MidCap Growth Portfolio                                               1,221              2,964
     Alger American Small Capitalization Portfolio                                            -                108
     AZL AIM Basic Value Fund                                                            34,032            199,988
     AZL AIM International Equity Fund                                                  175,535            113,057
     AZL Columbia Technology Fund                                                        78,708             36,355
     AZL Davis NY Venture Fund                                                          100,079            107,188
     AZL Dreyfus Founders Equity Growth Fund                                            222,044             59,504
     AZL Dreyfus Premier Small Cap Value Fund                                            27,916             31,952
     AZL First Trust Target Double Play Fund                                            114,292             26,606
     AZL Franklin Small Cap Value Fund                                                  110,257            127,038
     AZL Fusion Balanced Fund                                                           173,193             97,193
     AZL Fusion Growth Fund                                                             452,978            261,207
     AZL Fusion Moderate Fund                                                           342,093            190,705
     AZL Jennison 20/20 Focus Fund                                                      106,508             71,335
     AZL Jennison Growth Fund                                                            29,785             22,809
     AZL Legg Mason Growth Fund                                                         144,594             59,043
     AZL Legg Mason Value Fund                                                           38,813             71,113
     AZL LMP Large Cap Growth Fund                                                       16,123             43,630
     AZL Money Market Fund                                                              997,539            808,700
     AZL NACM International Fund                                                          9,249              2,586
     AZL Neuberger Berman Regency Fund                                                   60,183             38,413
     AZL OCC Opportunity Fund                                                            77,012             57,638
     AZL OCC Renaissance Fund                                                           113,335            391,698
     AZL OCC Value Fund                                                                 379,976            128,129
     AZL Oppenheimer Global Fund                                                         60,795             64,575
     AZL Oppenheimer International Growth Fund                                          153,211             86,109
     AZL Oppenheimer Main Street Fund                                                    48,809             35,303
     AZL PIMCO Fundamental IndexPLUS Total Return Fund                                    6,765              4,043
     AZL S&P 500 Index Fund                                                              39,773             11,721
     AZL Schroder Emerging Markets Equity Fund CL 1                                       1,051                742
     AZL Schroder Emerging Markets Equity Fund CL 2                                     170,398             65,619
     AZL Schroder International Small Cap Fund                                           15,619              4,548
     AZL Small Cap Stock Index Fund                                                      15,576              3,050
     AZL TargetPLUS Balanced Fund                                                        13,772              2,829
     AZL TargetPLUS Equity Fund                                                         115,975             29,423
     AZL TargetPLUS Growth Fund                                                          54,186             15,337
     AZL TargetPLUS Moderate Fund                                                        33,363             10,236
     AZL Turner Quantitative Small Cap Growth Fund                                       19,548             22,704
     AZL Van Kampen Aggressive Growth Fund                                               46,910            143,180
     AZL Van Kampen Comstock Fund                                                       250,279            173,327
     AZL Van Kampen Equity and Income Fund                                               93,551             71,476
     AZL Van Kampen Global Franchise Fund                                               144,511            153,908
     AZL Van Kampen Global Real Estate Fund                                             101,310             66,690

                                       94

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:
                                                                                   COST OF         PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                              -------------------------------------
     AZL Van Kampen Growth and Income Fund                                               87,207            118,359
     AZL Van Kampen Mid Cap Growth Fund                                                 284,348            101,086
     AZL Van Kampen Strategic Growth Fund                                                35,930            202,736
     Davis VA Financial Portfolio                                                        33,927             54,076
     Davis VA Real Estate Portfolio                                                         579                556
     Davis VA Value Portfolio                                                            10,971             41,449
     Dreyfus IP Small Cap Stock Index Portfolio                                          42,546             90,445
     Dreyfus Stock Index Fund                                                            35,419            119,548
     Franklin Global Communications Securities Fund                                     101,057             84,483
     Franklin Growth and Income Securities Fund                                          64,579            125,271
     Franklin High Income Securities Fund                                                90,287            104,454
     Franklin Income Securities Fund                                                    464,603            341,892
     Franklin Large Cap Growth Securities Fund                                           26,374             90,797
     Franklin Money Market Fund                                                             410              5,016
     Franklin Real Estate Fund                                                           62,694            166,619
     Franklin Rising Dividends Securities Fund                                           45,734            179,788
     Franklin Small Cap Value Securities Fund                                            20,415             56,779
     Franklin Small-Mid Cap Growth Securities Fund                                       36,408             73,751
     Franklin Templeton VIP Founding Funds Allocation Fund                               45,310              2,747
     Franklin U.S. Government Fund                                                      109,506            145,805
     Franklin Zero Coupon 2010 Fund                                                      29,241             29,936
     J.P. Morgan International Opportunities Portfolio                                        5                 77
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                                         7                122
     Jennison 20/20 Focus Portfolio                                                      30,319             46,945
     Mutual Discovery Securities Fund                                                   287,992            251,221
     Mutual Shares Securities Fund                                                      421,274            340,887
     OpCap Mid Cap Portfolio                                                             34,055             17,646
     Oppenheimer Global Securities Fund/VA                                               24,799             61,073
     Oppenheimer High Income Fund/VA                                                     17,820             23,769
     Oppenheimer Main Street Fund/VA                                                      5,134             36,157
     PIMCO VIT All Asset Portfolio                                                       43,526             69,516
     PIMCO VIT CommodityRealReturn Strategy Portfolio                                    51,716             37,958
     PIMCO VIT Emerging Markets Bond Portfolio                                           27,955             18,350
     PIMCO VIT Global Bond Portfolio (Unhedged)                                          45,258             21,351
     PIMCO VIT High Yield Portfolio                                                      67,787             89,254
     PIMCO VIT Real Return Portfolio                                                     70,183             86,566
     PIMCO VIT StocksPLUS Growth and Income Portfolio                                     2,042              4,993
     PIMCO VIT Total Return Portfolio                                                   145,158            149,450
     Seligman Global Technology Portfolio                                                     -                934
     Seligman Small-Cap Value Portfolio                                                  16,736             43,697
     SP Strategic Partners Focused Growth Portfolio                                       2,862             10,743
     SP International Growth Portfolio                                                   13,812              5,886
     Templeton Asset Strategy Fund                                                        6,392              3,509
     Templeton Developing Markets Securities Fund                                        76,942            136,183
     Templeton Foreign Securities Fund                                                   65,217            115,778
     Templeton Global Income Securities Fund                                             66,250             13,137
     Templeton Growth Securities Fund                                                   305,256            244,978
     Van Kampen LIT Enterprise Portfolio                                                      1                 58
     Van Kampen LIT Growth and Income Portfolio                                              55                 99
     Van Kampen LIT Strategic Growth Portfolio                                                -              1,854

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          AIM V.I. CAPITAL      AIM V.I. CORE EQUITY    AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND             FUND                  GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                          (147)       1,032         (19)         680        (22)         (19)
           Surrenders and terminations                      (287)       (225)        (139)        (70)        (51)         (31)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                 (1)         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (435)         806        (158)         610        (73)         (50)
                                                      --------------------------------------------------------------------------


                                                       ALGER AMERICAN GROWTH       ALGER AMERICAN       ALGER AMERICAN MIDCAP
                                                                                 LEVERAGED ALLCAP
                                                             PORTFOLIO               PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                           (50)        (89)         (11)        (18)        (71)         (91)
           Surrenders and terminations                      (158)       (147)         (51)        (62)       (123)        (121)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (208)       (236)         (62)        (80)       (194)        (213)
                                                      --------------------------------------------------------------------------


                                                        ALGER AMERICAN SMALL    AZL AIM BASIC VALUE     AZL AIM INTERNATIONAL
                                                           CAPITALIZATION
                                                             PORTFOLIO                 FUND                  EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          594       1,520       2,846        2,753
           Transfers between funds                            (1)         (9)     (14,535)     (1,775)       1,040        2,182
           Surrenders and terminations                       (10)        (27)        (843)       (839)     (1,006)        (541)
           Rescissions                                          -           -          (7)        (47)        (90)         (77)
           Bonus                                                -           -            8          18          54           47
           Other transactions                                   -           -          (2)         (4)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (11)        (36)     (14,785)     (1,127)       2,842        4,363
                                                      --------------------------------------------------------------------------

                                       96

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                            AZL COLUMBIA        AZL DAVIS NY VENTURE     AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND              FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,220         971        4,237       6,108       2,054        1,231
           Transfers between funds                          3,862       (494)      (2,482)       1,404      13,868        1,417
           Surrenders and terminations                      (575)       (300)      (1,866)     (1,244)     (1,409)        (508)
           Rescissions                                       (43)        (36)         (86)       (107)        (38)         (39)
           Bonus                                               27          20           50          65          30           18
           Other transactions                                 (1)         (1)          (5)         (5)         (3)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,490         160        (152)       6,222      14,502        2,116
                                                      --------------------------------------------------------------------------


                                                        AZL DREYFUS PREMIER       AZL FIRST TRUST       AZL FRANKLIN SMALL CAP
                                                                                TARGET DOUBLE PLAY
                                                       SMALL CAP VALUE FUND            FUND                  VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  869       1,237        3,911           -       3,171        4,056
           Transfers between funds                        (1,124)       (369)        4,523           -     (3,489)          390
           Surrenders and terminations                      (287)       (160)        (140)           -     (1,038)        (675)
           Rescissions                                       (31)        (27)        (103)           -        (67)        (100)
           Bonus                                               13          20           61           -          43           57
           Other transactions                                 (1)         (1)            -           -         (3)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (561)         700        8,252           -     (1,383)        3,725
                                                      --------------------------------------------------------------------------


                                                        AZL FUSION BALANCED      AZL FUSION GROWTH       AZL FUSION MODERATE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                7,047      10,095       24,989      36,078      17,701       28,103
           Transfers between funds                          1,008       3,614      (5,546)       7,706     (2,080)          607
           Surrenders and terminations                    (1,809)       (905)      (4,264)     (1,140)     (3,439)      (1,597)
           Rescissions                                      (131)       (260)        (721)     (1,132)       (374)        (885)
           Bonus                                               91         238          416         643         179          383
           Other transactions                                 (4)         (2)         (13)         (8)        (10)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       6,202      12,780       14,861      42,146      11,977       26,606
                                                      --------------------------------------------------------------------------

                                       97

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                         AZL JENNISON 20/20     AZL JENNISON GROWTH     AZL LEGG MASON GROWTH
                                                            FOCUS FUND                 FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,831       4,633          929       2,002       2,581        2,185
           Transfers between funds                             99         708         (81)       (840)       4,394        (332)
           Surrenders and terminations                      (662)       (324)        (240)       (127)       (695)        (372)
           Rescissions                                       (51)        (70)         (14)        (34)        (57)         (49)
           Bonus                                               27          54           12          24          40           29
           Other transactions                                 (2)         (1)          (1)           -         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,242       4,999          605       1,024       6,261        1,459
                                                      --------------------------------------------------------------------------


                                                        AZL LEGG MASON VALUE     AZL LMP LARGE CAP      AZL MONEY MARKET FUND
                                                               FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,837       3,815          665       1,487      31,970       25,839
           Transfers between funds                        (3,242)     (2,312)      (1,806)     (1,606)       1,287     (11,524)
           Surrenders and terminations                    (1,079)       (729)      (1,034)       (849)    (16,087)      (7,712)
           Rescissions                                       (37)        (90)         (16)        (32)       (987)        (799)
           Bonus                                               27          38           10          21         340          368
           Other transactions                                 (3)         (4)          (3)         (3)         (9)          (8)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,497)         718      (2,184)       (982)      16,514        6,164
                                                      --------------------------------------------------------------------------


                                                              AZL NACM          AZL NEUBERGER BERMAN     AZL OCC OPPORTUNITY
                                                        INTERNATIONAL FUND         REGENCY FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  300           -        1,382         759       1,043        1,830
           Transfers between funds                            391           -          856       1,160       (305)        (618)
           Surrenders and terminations                       (29)           -        (211)        (26)       (671)        (486)
           Rescissions                                        (2)           -         (31)        (30)        (27)         (71)
           Bonus                                                4           -           20          13          19           31
           Other transactions                                   -           -            -           -         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         664           -        2,016       1,876          57          683
                                                      --------------------------------------------------------------------------


                                       98

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL OCC RENAISSANCE      AZL OCC VALUE FUND     AZL OPPENHEIMER GLOBAL
                                                               FUND                                             FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  946       1,650          950       1,014       2,188        3,331
           Transfers between funds                       (22,730)     (5,299)       15,550     (1,290)     (2,021)          205
           Surrenders and terminations                    (1,353)     (1,391)      (1,618)       (789)       (657)        (437)
           Rescissions                                       (30)        (31)         (22)        (14)        (76)         (83)
           Bonus                                                9          17           12          12          31           44
           Other transactions                                 (4)         (6)          (4)         (3)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                    (23,162)     (5,060)       14,868     (1,070)       (537)        3,057
                                                      --------------------------------------------------------------------------


                                                          AZL OPPENHEIMER       AZL OPPENHEIMER MAIN    AZL PIMCO FUNDAMENTAL
                                                       INTERNATIONAL GROWTH                            INDEXPLUS TOTAL RETURN
                                                               FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,523       2,088        1,581       1,874         226          130
           Transfers between funds                          1,538       2,162        (366)        (93)          20          296
           Surrenders and terminations                      (667)       (342)        (522)       (355)        (37)          (3)
           Rescissions                                       (79)        (60)         (54)        (75)        (15)          (8)
           Bonus                                               43          40           28          22           5            2
           Other transactions                                 (2)         (1)          (2)         (2)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       3,356       3,887          665       1,371         199          416
                                                      --------------------------------------------------------------------------


                                                         AZL S&P 500 INDEX     AZL SCHRODER EMERGING    AZL SCHRODER EMERGING
                                                                              MARKETS EQUITY FUND CL
                                                               FUND                      1            MARKETS EQUITY FUND CL 2
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,323           -            6           -       3,181        1,726
           Transfers between funds                          1,483           -           11           -       5,561        2,798
           Surrenders and terminations                       (41)           -          (1)           -       (407)         (38)
           Rescissions                                        (8)           -            -           -       (109)         (84)
           Bonus                                               15           -            -           -          53           19
           Other transactions                                   -           -            -           -         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,772           -           16           -       8,278        4,421
                                                      --------------------------------------------------------------------------

                                       99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                            AZL SCHRODER        AZL SMALL CAP STOCK    AZL TARGETPLUS BALANCED
                                                        INTERNATIONAL SMALL
                                                             CAP FUND               INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  701           -          773           -         671            -
           Transfers between funds                            447           -          485           -         402            -
           Surrenders and terminations                        (9)           -          (9)           -           1            -
           Rescissions                                       (15)           -         (14)           -         (8)            -
           Bonus                                               12           -           11           -           5            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,136           -        1,246           -       1,071            -
                                                      --------------------------------------------------------------------------


                                                       AZL TARGETPLUS EQUITY   AZL TARGETPLUS GROWTH   AZL TARGETPLUS MODERATE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,597           -        3,400           -       1,391            -
           Transfers between funds                          4,688           -          486           -         917            -
           Surrenders and terminations                      (203)           -         (35)           -        (42)            -
           Rescissions                                       (74)           -         (96)           -        (57)            -
           Bonus                                               55           -           55           -          16            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       8,063           -        3,810           -       2,225            -
                                                      --------------------------------------------------------------------------


                                                             AZL TURNER            AZL VAN KAMPEN      AZL VAN KAMPEN COMSTOCK
                                                       QUANTITATIVE SMALL CAP
                                                            GROWTH FUND       AGGRESSIVE GROWTH FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  540       1,288          832       1,557       3,557        5,049
           Transfers between funds                          (682)       (104)     (11,245)     (1,675)       5,006      (3,259)
           Surrenders and terminations                      (138)       (123)        (563)       (587)     (3,594)      (2,417)
           Rescissions                                       (17)        (27)         (19)        (46)        (86)        (126)
           Bonus                                                7          19           15          24          42           53
           Other transactions                                   -           -          (2)         (3)         (9)          (9)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (290)       1,053     (10,982)       (730)       4,916        (709)
                                                      --------------------------------------------------------------------------


                                     100

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                       AZL VAN KAMPEN EQUITY   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GLOBAL
                                                          AND INCOME FUND         FRANCHISE FUND          REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,285       3,962        4,065       4,376       3,551        1,795
           Transfers between funds                        (1,831)         384      (3,241)       1,317       (502)        3,513
           Surrenders and terminations                    (1,088)       (683)      (1,255)       (744)       (362)         (47)
           Rescissions                                       (96)        (94)        (116)       (102)        (96)         (37)
           Bonus                                               48          28           42          53          50           23
           Other transactions                                 (3)         (2)          (3)         (3)         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,315       3,595        (508)       4,897       2,640        5,248
                                                      --------------------------------------------------------------------------


                                                       AZL VAN KAMPEN GROWTH     AZL VAN KAMPEN MID         AZL VAN KAMPEN
                                                          AND INCOME FUND         CAP GROWTH FUND       STRATEGIC GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,622       3,614        3,583       4,556       1,041        2,421
           Transfers between funds                        (3,640)     (1,264)        9,235     (1,178)    (20,111)      (2,178)
           Surrenders and terminations                    (2,107)     (1,510)      (1,428)       (919)     (1,016)      (1,188)
           Rescissions                                       (64)        (77)         (91)       (102)        (22)         (43)
           Bonus                                               32          39           53          56          15           31
           Other transactions                                 (5)         (6)          (4)         (3)         (3)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,162)         796       11,348       2,410    (20,096)        (962)
                                                      --------------------------------------------------------------------------


                                                         DAVIS VA FINANCIAL     DAVIS VA REAL ESTATE        DAVIS VA VALUE
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  788         839            -           -         102          154
           Transfers between funds                        (1,634)         206          (3)         (1)     (1,211)      (1,210)
           Surrenders and terminations                      (666)       (421)         (12)        (25)     (1,467)        (923)
           Rescissions                                       (15)        (14)            -           -         (2)          (3)
           Bonus                                               11           9            -           -           1            1
           Other transactions                                 (2)         (2)            -           -         (3)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,518)         617         (15)        (26)     (2,580)      (1,984)
                                                      --------------------------------------------------------------------------

                                      101

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        DREYFUS IP SMALL CAP    DREYFUS STOCK INDEX        FRANKLIN GLOBAL
                                                                                                           COMMUNICATIONS
                                                       STOCK INDEX PORTFOLIO           FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,004       2,745        1,270       3,263         853          660
           Transfers between funds                        (3,592)     (1,655)      (5,009)     (3,410)         948          813
           Surrenders and terminations                    (1,122)       (851)      (2,312)     (1,716)       (950)        (946)
           Rescissions                                       (40)        (66)         (35)        (60)        (35)         (20)
           Bonus                                               10          31           11          23          20           13
           Other transactions                                 (3)         (4)          (6)         (7)         (4)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,743)         200      (6,081)     (1,908)         832          515
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                      INCOME SECURITIES FUND      SECURITIES FUND          SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  423         673        1,195       1,078       5,854        4,175
           Transfers between funds                        (1,116)       (557)      (1,279)        (99)     (1,434)        2,061
           Surrenders and terminations                    (1,700)     (1,885)        (944)       (886)     (2,258)      (1,982)
           Rescissions                                       (11)        (12)         (18)        (55)       (139)         (81)
           Bonus                                                6           8           16          13          52           38
           Other transactions                                 (4)         (5)          (2)         (2)         (5)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,402)     (1,778)      (1,032)          49       2,070        4,206
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN LARGE CAP    FRANKLIN MONEY MARKET     FRANKLIN REAL ESTATE
                                                      GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  537       1,511            -           -         134          801
           Transfers between funds                        (1,990)     (1,841)         (49)        (93)     (1,732)      (1,423)
           Surrenders and terminations                    (1,571)     (1,653)        (279)       (451)       (771)        (703)
           Rescissions                                       (14)        (46)            -           -         (4)         (21)
           Bonus                                                6          19            -           -           1           10
           Other transactions                                 (4)         (5)          (1)         (1)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,036)     (2,016)        (329)       (546)     (2,374)      (1,338)
                                                      --------------------------------------------------------------------------



                                      102

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          FRANKLIN RISING        FRANKLIN SMALL CAP     FRANKLIN SMALL-MID CAP
                                                        DIVIDENDS SECURITIES
                                                               FUND            VALUE SECURITIES FUND   GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  373       1,245          121         201         130          670
           Transfers between funds                        (2,570)     (1,651)      (1,621)     (1,692)       (949)      (1,390)
           Surrenders and terminations                    (1,779)     (1,819)      (1,023)       (761)     (1,303)      (1,327)
           Rescissions                                        (8)        (29)          (4)         (8)         (4)         (17)
           Bonus                                                1          11            2           1           1            9
           Other transactions                                 (4)         (5)          (2)         (3)         (3)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,987)     (2,248)      (2,527)     (2,262)     (2,128)      (2,060)
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN TEMPLETON        FRANKLIN U.S.         FRANKLIN ZERO COUPON
                                                         VIP FOUNDING FUNDS
                                                          ALLOCATION FUND         GOVERNMENT FUND             2010 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,970           -        1,040       1,390         147          164
           Transfers between funds                          2,649           -        (802)     (1,312)           7        (166)
           Surrenders and terminations                       (31)           -      (2,279)     (2,041)       (232)        (248)
           Rescissions                                       (61)           -         (12)        (46)         (5)          (2)
           Bonus                                               19           -           10          14           2            3
           Other transactions                                   -           -          (5)         (6)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,546           -      (2,048)     (2,002)        (82)        (249)
                                                      --------------------------------------------------------------------------


                                                            J.P. MORGAN                 J.P.
                                                                                     MORGAN U.S.             JENNISON
                                                                                                            20/20 FOCUS
                                                           INTERNATIONAL
                                                           OPPORTUNITIES                LARGE
                                                                                  CAP CORE EQUITY
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -         101          231
           Transfers between funds                            (2)         (3)          (4)        (11)     (1,105)        (842)
           Surrenders and terminations                        (4)        (14)          (8)        (20)       (524)        (415)
           Rescissions                                          -           -            -           -         (3)          (6)
           Bonus                                                -           -            -           -           2            3
           Other transactions                                   -           -            -           -         (1)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (6)        (17)         (12)        (31)     (1,530)      (1,030)
                                                      --------------------------------------------------------------------------


                                      103

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          MUTUAL DISCOVERY         MUTUAL SHARES       OPCAP MID CAP PORTFOLIO
                                                          SECURITIES FUND         SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,359       4,267       10,659       8,667       1,431          596
           Transfers between funds                          (948)       1,414      (4,695)       3,640         173          869
           Surrenders and terminations                    (2,335)     (1,785)      (4,174)     (3,355)        (80)          (8)
           Rescissions                                       (90)        (88)        (285)       (170)        (31)         (10)
           Bonus                                               57          50          107          83          21            6
           Other transactions                                 (6)         (6)          (9)         (9)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,037       3,851        1,603       8,856       1,514        1,452
                                                      --------------------------------------------------------------------------


                                                         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH     OPPENHEIMER MAIN STREET
                                                        SECURITIES FUND/VA        INCOME FUND/VA               FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  139         240           25          38         149          207
           Transfers between funds                        (1,606)     (1,695)        (332)       (107)     (1,231)      (1,614)
           Surrenders and terminations                    (1,609)     (1,173)        (300)       (244)     (1,666)      (1,200)
           Rescissions                                        (4)         (2)            -           -         (3)          (6)
           Bonus                                                2           2            -           1           2            1
           Other transactions                                 (3)         (4)          (1)         (1)         (4)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,081)     (2,632)        (608)       (313)     (2,753)      (2,617)
                                                      --------------------------------------------------------------------------


                                                        PIMCO VIT ALL ASSET          PIMCO VIT            PIMCO VIT EMERGING
                                                                                COMMODITYREALRETURN
                                                             PORTFOLIO          STRATEGY PORTFOLIO     MARKETS BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,220       3,643         1146       2,673         869        1,118
           Transfers between funds                        (2,944)     (4,589)           33       1,252        (90)           20
           Surrenders and terminations                    (1,051)       (726)        (335)       (303)       (173)        (109)
           Rescissions                                       (43)       (106)         (29)        (64)        (27)         (25)
           Bonus                                               23          64           18          34          15           17
           Other transactions                                 (2)         (3)          (1)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,797)     (1,717)          832       3,592         594        1,020
                                                      --------------------------------------------------------------------------


                                      104

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                       PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                       PORTFOLIO (UNHEDGED)          PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,150       1,149        1,175       1,575       1,634        3,103
           Transfers between funds                          1,404         701      (2,350)     (1,505)     (2,163)      (3,958)
           Surrenders and terminations                      (224)       (102)      (1,161)     (1,125)     (1,555)      (1,349)
           Rescissions                                       (23)        (32)         (36)        (56)        (39)         (54)
           Bonus                                               21          14           18          20          18           28
           Other transactions                                   -           -          (3)         (3)         (4)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,328       1,730      (2,357)     (1,094)     (2,109)      (2,233)
                                                      --------------------------------------------------------------------------


                                                      --------------------------------------------------------------------------
                                                        PIMCO VIT STOCKSPLUS   PIMCO VIT TOTAL RETURN       SELIGMAN GLOBAL
                                                          GROWTH AND INCOME
                                                             PORTFOLIO               PORTFOLIO           TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   17          34        3,769       3,796           -            -
           Transfers between funds                          (186)       (197)      (1,614)       (653)        (28)         (32)
           Surrenders and terminations                      (212)       (177)      (3,546)     (2,422)        (97)         (59)
           Rescissions                                          -           -         (77)        (94)           -            -
           Bonus                                                -           -           62          37           -            -
           Other transactions                                 (1)         (1)          (8)         (9)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (382)       (342)      (1,414)         654       (125)         (91)
                                                      --------------------------------------------------------------------------



                                                      --------------------------------------------------------------------------
                                                        SELIGMAN SMALLER-CAP    SP STRATEGIC PARTNERS      SP INTERNATIONAL
                                                                                   FOCUSED GROWTH
                                                          VALUE PORTFOLIO            PORTFOLIO             GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   42          78           52         113          29           50
           Transfers between funds                          (718)     (1,017)        (668)     (1,214)         571        (258)
           Surrenders and terminations                      (669)       (541)        (385)       (337)       (202)        (163)
           Rescissions                                        (1)         (1)            -         (7)           -          (2)
           Bonus                                                1           -            1           2           -            -
           Other transactions                                 (1)         (2)          (1)         (1)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,346)     (1,483)      (1,001)     (1,445)         397        (374)
                                                      --------------------------------------------------------------------------


                                      105

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                          TEMPLETON ASSET       TEMPLETON DEVELOPING      TEMPLETON FOREIGN
                                                                                MARKETS SECURITIES
                                                           STRATEGY FUND               FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          348       2,187         637        1,425
           Transfers between funds                           (21)        (11)      (2,727)     (3,013)     (1,247)        (136)
           Surrenders and terminations                      (121)       (144)      (1,370)     (1,354)     (1,826)      (1,913)
           Rescissions                                          -           -          (5)        (53)        (24)         (31)
           Bonus                                                -           -            4          33           6           17
           Other transactions                                   -           -          (3)         (4)         (4)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (142)       (155)      (3,753)     (2,203)     (2,458)        (645)
                                                      --------------------------------------------------------------------------


                                                      --------------------------------------------------------------------------
                                                          TEMPLETON GLOBAL        TEMPLETON GROWTH          VAN KAMPEN LIT
                                                      INCOME SECURITIES FUND      SECURITIES FUND        ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  542           -        6,667       5,208           -            -
           Transfers between funds                          1,373        (17)      (3,187)         622         (3)          (1)
           Surrenders and terminations                      (147)       (166)      (2,545)     (2,268)         (4)          (6)
           Rescissions                                       (11)           -        (154)       (102)           -            -
           Bonus                                                8           -           63          50           -            -
           Other transactions                                   -           -          (6)         (7)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,766       (183)          838       3,503         (7)          (7)
                                                      --------------------------------------------------------------------------



                                                      --------------------------------------------------------------------------
                                                       VAN KAMPEN LIT GROWTH       VAN KAMPEN LIT                TOTAL
                                                                                  STRATEGIC GROWTH
                                                       AND INCOME PORTFOLIO          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -     211,813      235,100
           Transfers between funds                            (1)         (6)         (93)        (90)    (70,020)     (30,730)
           Surrenders and terminations                        (4)        (13)        (130)        (87)   (102,511)     (71,008)
           Rescissions                                          -           -            -           -     (5,469)      (6,283)
           Bonus                                                -           -            -           -       2,743        3,231
           Other transactions                                   -           -            -           -       (222)        (232)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (5)        (19)        (223)       (177)      36,334      130,078
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.  FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:


                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AIM V.I. Capital Appreciation Fund
        2007                                   1,132 $7.69to $8.60        9,390     0.00%1.15%to    2.55%         9.18%to 10.73%
        2006                                   1,568 $7.05to $7.77       11,798     0.05%1.15%to    2.55%         3.63%to  5.09%
        2005                                     762 $6.80to $7.39        5,430     0.05%1.15%to    2.55%         6.10%to  7.59%
        2004                                     971 $6.41to $6.87        6,470     0.00%1.15%to    2.55%         3.93%to  5.40%
        2003                                   1,166 $6.17to $6.51        7,416     0.00%1.15%to    2.55%        26.26%to 28.04%
     AIM V.I. Core Equity Fund
        2007                                     451$11.37to$11.64        5,199     1.02%1.15%to    2.55%         5.38%to  6.87%
        2006                                     609$10.85to$10.95        6,644     1.59%1.15%to    2.55%         9.03%to  9.56%
        2005                                   1,110 $6.41to $6.97        7,473     0.79%1.15%to    2.55%         3.00%to  4.45%
        2004                                   1,334 $6.23to $6.67        8,648     0.44%1.15%to    2.55%         3.10%to  4.56%
        2003                                   1,615 $6.04to $6.38       10,072     0.29%1.15%to    2.55%        21.93%to 23.65%
     AIM V.I. International Growth Fund
        2007                                     202$11.76to$12.93        2,493     0.37%1.15%to    2.55%        11.82%to 13.40%
        2006                                     275$10.45to$11.51        3,037     0.98%1.15%to    2.55%        25.01%to 26.77%
        2005                                     326 $8.28to $8.99        2,826     0.65%1.15%to    2.55%        14.97%to 16.58%
        2004                                     365 $7.20to $7.71        2,731     0.65%1.15%to    2.55%        20.87%to 22.58%
        2003                                     407 $5.96to $6.29        2,502     0.47%1.15%to    2.55%        25.81%to 27.59%
     Alger American Growth Portfolio
        2007                                     644 $9.02to$10.11        6,352     0.35%1.15%to    2.55%        16.91%to 18.57%
        2006                                     852 $7.72to $8.53        7,105     0.13%1.15%to    2.55%         2.51%to  3.95%
        2005                                   1,088 $7.53to $8.20        8,756     0.24%1.15%to    2.35%         9.44%to 10.76%
        2004                                   1,394 $6.96to $7.41       10,168     0.00%1.15%to    2.35%         3.04%to  4.29%
        2003                                   1,661 $6.70to $7.10       11,660     0.00%1.15%to    2.55%        31.76%to 33.61%
     Alger American Leveraged AllCap Portfolio
        2007                                     318$11.58to$12.11        3,881     0.00%1.15%to    2.55%        30.15%to 32.00%
        2006                                     380 $8.44to $9.33        3,523     0.00%1.15%to    2.55%        16.27%to 17.90%
        2005                                     461 $7.55to $7.81        3,627     0.00%1.35%to    1.90%        12.30%to 12.92%
        2004                                     642 $6.51to $6.92        4,466     0.00%1.35%to    2.55%         5.46%to  6.73%
        2003                                     789 $6.34to $6.48        5,095     0.00%1.35%to    1.90%        32.19%to 32.92%
     Alger American MidCap Growth Portfolio
        2007                                     537$15.62to$17.45        8,955     0.00%1.15%to    2.55%        28.23%to 30.05%
        2006                                     732$12.18to$13.42        9,429     0.00%1.15%to    2.55%         7.38%to  8.88%
        2005                                     944$11.34to$12.32       11,240     0.00%1.15%to    2.55%         7.07%to  8.57%
        2004                                   1,135$10.59to$11.35       12,515     0.00%1.15%to    2.55%        10.19%to 11.75%
        2003                                   1,431 $9.61to$10.16       14,208     0.00%1.15%to    2.55%        44.07%to 46.10%

                                      107

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Alger American Small Capitalization Portfolio
        2007                                      117  $8.59to  $9.60     1,076      0.00%  1.15%to  2.55%  14.27%to   15.89%
        2006                                      128  $7.52to  $8.28     1,018      0.00%  1.15%to  2.55%  17.00%to   18.65%
        2005                                      164  $6.42to  $6.98     1,108      0.00%  1.15%to  2.55%  13.95%to   15.55%
        2004                                      188  $5.64to  $6.04     1,103      0.00%  1.15%to  2.55%  13.63%to   15.23%
        2003                                      228  $4.96to  $5.24     1,169      0.00%  1.15%to  2.55%  38.76%to   40.71%
     AZL AIM International Equity Fund
        2007                                   15,677 $18.42to $20.11   300,838      0.53%  1.00%to  2.95%  11.27%to   13.48%
        2006                                   12,836 $16.51to $17.88   219,438      0.22%  1.00%to  2.70%  13.31%to   23.67%
        2005                                    8,473 $13.35to $14.13   116,487      0.25%  1.15%to  2.70%  13.27%to   15.04%
        2004                                    4,677 $11.79to $12.29    56,469      0.00%  1.15%to  2.70%  18.86%to   20.73%
        2003                                    2,162  $9.92to $10.18    21,775      0.37%  1.15%to  2.70%  23.76%to   25.69%
     AZL Columbia Technology Fund
        2007                                   10,566  $9.24to $10.17   101,713      0.00%  1.00%to  2.95%  19.16%to   21.52%
        2006                                    6,075  $7.74to  $8.45    48,532      0.00%  1.00%to  2.70%  -0.17%to   11.26%
        2005                                    5,916  $7.77to  $8.27    47,113      0.00%  1.15%to  2.65%  -1.92%to   -0.45%
        2004                                    5,891  $7.91to  $8.30    47,555      0.00%  1.15%to  2.70%  -6.88%to   -5.42%
        2003                                    4,592  $8.40to  $8.78    39,590      0.00%  1.15%to  2.70%  38.17%to   40.33%
     AZL Davis NY Venture Fund
        2007                                   30,063 $12.51to $13.77   395,443      0.44%  1.00%to  2.95%   1.11%to    3.11%
        2006                                   30,217 $12.34to $13.47   389,221      0.29%  1.00%to  2.70%   9.24%to   10.88%
        2005                                   23,999 $11.13to $11.87   276,557      0.13%  1.15%to  2.70%   6.77%to    8.43%
        2004                                   13,974 $10.43to $10.95   149,818      0.23%  1.15%to  2.70%   7.60%to    9.29%
        2003                                    4,799  $9.69to $10.02    47,930      0.79%  1.15%to  2.70%  25.98%to   27.95%
     AZL Dreyfus Founders Equity Growth Fund
        2007                                   25,805 $10.64to $11.71   287,472      0.06%  1.00%to  2.95%   5.57%to    7.67%
        2006                                   11,304 $10.05to $10.97   118,436      0.00%  1.00%to  2.70%   9.93%to   10.63%
        2005                                    9,188  $9.14to  $9.75    86,799      0.28%  1.15%to  2.70%   1.78%to    3.37%
        2004                                    8,196  $8.98to  $9.43    75,508      0.00%  1.15%to  2.70%   4.84%to    6.48%
        2003                                    5,902  $8.55to  $8.86    51,481      0.00%  1.15%to  2.70%  20.94%to   22.83%
     AZL Dreyfus Premier Small Cap Value Fund
        2007                                    4,688 $11.86to $12.55    57,106      0.25%  1.00%to  2.95% -10.92%to   -9.16%
        2006                                    5,250 $13.28to $13.90    71,186      0.07%  1.00%to  2.70%  10.39%to   12.01%
        2005                                    4,551 $12.03to $12.29    55,521      0.00%  1.40%to  2.70%   0.64%to    1.96%
        2004(2)                                   2,551 $11.95to $12.06    30,731      0.20%  1.40%to  2.70%  18.84%to   19.87%


                                      108

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL First Trust Target Double Play  Fund
        2007?                                   8,252 $10.48to $10.62    87,109      0.00%  1.00%to  2.95%   3.84%to    5.75%
     AZL Franklin Small Cap Value Fund
        2007                                   16,613 $16.45to $17.69   282,993      0.50%  1.00%to  2.95%  -7.17%to   -5.33%
        2006                                   17,997 $17.68to $18.82   327,285      0.28%  1.00%to  2.70%  10.54%to   12.35%
        2005                                   14,272 $15.74to $16.29   229,386      0.54%  1.40%to  2.70%   4.19%to    5.55%
        2004                                    8,311 $15.10to $15.44   127,319      0.00%  1.40%to  2.70%  19.81%to   21.38%
        2003                                    2,023 $12.61to $12.72    25,647      1.09%  1.40%to  2.65%  26.08%to   27.18%
     AZL Fusion Balanced Fund
        2007                                   29,873 $11.74to $12.20   357,955      1.37%  1.00%to  2.95%   3.98%to    6.04%
        2006                                   23,672 $11.25to $11.55   269,515      0.33%  1.00%to  2.60%   6.68%to    6.82%
        2005(3)                                10,884 $10.54to $10.63   115,359      0.00%  1.40%to  2.60%   5.47%to    6.31%
     AZL Fusion Growth Fund
        2007                                   87,486 $12.41to $12.90 1,103,016      0.48%  1.00%to  2.95%   2.66%to    4.70%
        2006                                   72,625 $12.04to $12.37   883,579      0.07%  1.00%to  2.60%   9.33%to   10.05%
        2005(3)                                30,467 $11.02to $11.11   337,345      0.00%  1.40%to  2.60%  10.18%to   11.06%
     AZL Fusion Moderate Fund
        2007                                   66,147 $12.00to $12.48   809,286      0.95%  1.00%to  2.95%   3.43%to    5.48%
        2006                                   54,177 $11.57to $11.88   633,894      0.22%  1.00%to  2.60%   7.88%to    8.25%
        2005(3)                                27,565 $10.72to $10.81   296,907      0.00%  1.40%to  2.60%   7.24%to    8.09%
     AZL Jennison 20/20 Focus Fund
        2007                                   13,493 $14.36to $14.97   198,067      0.19%  1.00%to  2.95%   7.50%to    9.63%
        2006                                   11,386 $13.35to $13.71   153,824      0.00%  1.00%to  2.60%   9.90%to   10.78%
        2005(3)                                 6,387 $12.15to $12.25    77,994      0.24%  1.40%to  2.60%  21.50%to   22.47%
     AZL Jennison Growth Fund
        2007                                    4,666 $12.70to $13.16    60,239      0.00%  1.00%to  2.95%   7.68%to    9.81%
        2006                                    4,061 $11.75to $12.07    48,235      0.00%  1.00%to  2.60%  -1.03%to    9.57%
        2005(3)                                 3,038 $11.87to $11.97    36,245      0.00%  1.40%to  2.60%  18.74%to   19.68%
     AZL Legg Mason Growth Fund
        2007                                   14,522 $12.44to $13.54   188,913      0.00%  1.00%to  2.95%  11.66%to   13.87%
        2006                                    8,260 $11.08to $12.00    94,574      0.00%  1.00%to  2.70%  -1.98%to   13.92%
        2005                                    6,801 $11.30to $11.97    78,816      0.00%  1.15%to  2.70%   8.11%to    9.79%
        2004                                    4,610 $10.46to $10.90    49,005      0.00%  1.15%to  2.70%   5.19%to    6.84%
        2003                                    3,028  $9.89to $10.20    30,448      0.00%  1.15%to  2.70%  32.85%to   34.92%

                                      109

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Legg Mason Value Fund
        2007                                   15,368 $10.76to $11.84   173,309      0.00%  1.00%to  2.95%  -8.93%to   -7.13%
        2006                                   17,865 $11.79to $12.87   220,530      0.00%  1.00%to  2.70%   3.87%to   14.97%
        2005                                   17,146 $11.35to $12.11   202,687      0.00%  1.15%to  2.70%   3.44%to    5.05%
        2004                                    6,954 $10.97to $11.52    78,239      0.40%  1.15%to  2.70%  12.08%to   13.83%
        2003                                    3,216  $9.79to $10.12    32,072      1.41%  1.15%to  2.70%  22.53%to   24.45%
     AZL LMP Large Cap Growth Fund
        2007                                   13,078 $10.79to $11.78   146,827      0.00%  1.00%to  2.95%   1.64%to    3.66%
        2006                                   15,264 $10.59to $11.46   166,925      0.00%  1.00%to  2.70%   1.46%to   10.61%
        2005                                   16,249 $10.44to $11.05   173,953      0.30%  1.15%to  2.70%   6.79%to    8.45%
        2004                                   13,474  $9.77to $10.19   134,211      0.00%  1.15%to  2.70%   1.59%to    3.18%
        2003                                    6,800  $9.56to  $9.87    66,220      0.06%  1.15%to  2.70%  21.07%to   22.96%
     AZL Money Market Fund
        2007                                   53,522 $10.04to $11.35   576,147      4.71%  1.00%to  2.95%   1.74%to    3.75%
        2006                                   37,014  $9.84to $11.07   387,308      4.42%  1.00%to  2.70%   1.30%to    1.67%
        2005                                   30,862  $9.68to $10.61   314,957      2.56%  1.15%to  2.70%  -0.15%to    1.40%
        2004                                   22,705  $9.69to $10.46   229,969      0.70%  1.15%to  2.70%  -2.01%to   -0.48%
        2003                                   17,621  $9.89to $10.51   180,963      0.34%  1.15%to  2.70%  -2.33%to   -0.80%
     AZL NACM International Fund
        2007 (5)                                  665  $9.40to  $9.48     6,280      0.41%  1.00%to  2.95%  -6.26%to   -5.03%
     AZL Neuberger Berman Regency Fund
        2007                                    3,891 $10.11to $10.36    39,787      0.01%  1.00%to  2.95%   0.82%to    2.82%
        2006 (4)                                1,876 $10.00to $10.10    18,837      0.61%  1.00%to  2.60%  10.18%to   10.79%
     AZL OCC Opportunity Fund
        2007                                   10,188 $15.49to $16.91   163,914      0.00%  1.00%to  2.95%   5.70%to    7.80%
        2006                                   10,132 $14.61to $15.82   152,821      0.00%  1.00%to  2.70%   8.71%to   15.05%
        2005                                    9,449 $13.44to $14.23   130,378      0.00%  1.15%to  2.70%   2.29%to    3.88%
        2004                                    9,047 $13.14to $13.70   121,339      0.00%  1.15%to  2.70%   4.89%to    6.53%
        2003                                    5,129 $12.53to $12.86    65,206      0.00%  1.15%to  2.70%  57.71%to   60.18%
     AZL OCC Value Fund
        2007                                   30,326 $13.70to $15.08   435,237      0.92%  1.00%to  2.95%  -8.52%to   -6.71%
        2006                                   15,458 $14.94to $16.31   240,414      0.82%  1.00%to  2.70%  13.26%to   16.91%
        2005                                   16,528 $12.78to $13.63   218,377      0.24%  1.15%to  2.70%  -0.06%to    1.50%
        2004                                   17,197 $12.79to $13.43   225,711      0.18%  1.15%to  2.70%  13.41%to   15.18%
        2003                                    7,331 $11.28to $11.66    84,335      0.72%  1.15%to  2.70%  41.34%to   43.55%

                                      110

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Oppenheimer Global Fund
        2007                                   14,204 $14.53to $15.32   211,936      0.50%  1.00%to  2.95%   2.67%to    4.70%
        2006                                   14,742 $14.11to $14.77   212,236      0.06%  1.00%to  2.70%  12.10%to   13.20%
        2005                                   11,685 $12.47to $12.74   147,589      0.00%  1.40%to  2.70%   9.63%to   11.06%
        2004(2)                                 6,766 $11.37to $11.47    77,384      0.00%  1.40%to  2.70%  13.75%to   14.73%
     AZL Oppenheimer International Growth Fund
        2007                                   12,139 $18.92to $20.82   240,548      0.59%  1.00%to  2.95%   9.01%to   11.17%
        2006                                    8,782 $17.32to $18.90   158,081      0.00%  1.00%to  2.70%  16.85%to   25.56%
        2005                                    4,896 $13.79to $14.71    69,842      0.00%  1.15%to  2.70%  11.14%to   12.88%
        2004                                    2,956 $12.41to $13.03    37,771      0.34%  1.15%to  2.70%  11.43%to   13.17%
        2003                                    1,280 $11.15to $11.52    14,664      0.87%  1.15%to  2.65%  30.28%to   32.24%
     AZL Oppenheimer Main Street Fund
        2007                                   10,649 $12.34to $13.06   134,696      0.53%  1.00%to  2.95%   0.76%to    2.76%
        2006                                    9,984 $12.21to $12.78   124,274      0.54%  1.00%to  2.70%   8.92%to   11.55%
        2005                                    8,614 $10.95to $11.19    95,465      0.00%  1.40%to  2.70%   2.65%to    3.99%
        2004(2)                                 5,977 $10.67to $10.76    64,069      1.08%  1.40%to  2.70%   6.68%to    7.60%
     AZL PIMCO Fundamental IndexPLUS Total Return Fund
        2007                                     613 $11.42to $11.68     7,075      9.28%  1.00%to  2.95%   3.55%to    5.60%
        2006(4)                                  415 $10.99to $11.11     4,587      5.34%  1.00%to  2.60%   9.76%to   10.37%
     AZL S&P 500 Index Fund
        2007(5)                                2,772  $8.16to  $9.90    27,330      2.43%  1.00%to  2.95%  -2.20%to   -0.91%
     AZL Schroder Emerging Markets Equity Fund CL 1
        2007(5)                                   24 $13.59to $13.65       335      0.00%  1.40%to  2.20%  20.41%to   21.05%
     AZL Schroder Emerging Markets Equity Fund CL 2
        2007                                   12,698 $12.00to $13.51   169,313      0.01%  1.00%to  2.95%  15.62%to   29.01%
        2006(5)                                4,421 $10.39to $10.50    46,128      0.19%  1.00%to  2.60%  17.97%to   18.63%
     AZL Schroder International Small Cap
     Fund
        2007(4)                                1,136  $9.17to  $9.26    10,474      0.00%  1.00%to  2.95%  -8.52%to   -7.32%
     AZL Small Cap Stock Index Fund
        2007(5)                                1,245  $9.25to  $9.34    11,585      1.09%  1.00%to  2.95%  -7.67%to   -6.45%
     AZL TargetPLUS Balanced Fund
        2007(5)                                1,070 $10.04to $10.13    10,810      3.32%  1.00%to  2.95%   0.23%to    1.54%
     AZL TargetPLUS Equity Fund
        2007(5)                                8,062 $10.40to $10.55    84,465      1.03%  1.00%to  2.95%   3.11%to    5.01%

                                      111

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


        2007                                      613 $11.42to $11.68     7,075      9.28%  1.00%to  2.95%   3.55%to    5.60%

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL TargetPLUS Growth Fund
        2007(5)                                3,811  $9.86to  $9.96    37,794      2.12%  1.00%to  2.95%  -1.63%to   -0.34%
     AZL TargetPLUS Moderate Fund
        2007(5)                                2,226 $10.00to $10.10    22,400      2.93%  1.00%to  2.95%  -0.24%to    1.07%
     AZL Turner Quantitative Small Cap Growth Fund
        2007                                    2,653 $12.37to $12.86    33,333      0.00%  1.00%to  2.95%   2.97%to    5.01%
        2006                                    2,943 $11.97to $12.29    35,591      0.00%  1.00%to  2.60%   8.46%to   13.97%
        2005(3)                                 1,890 $11.04to $11.12    20,959      0.00%  1.40%to  2.60%  10.38%to   11.26%
     AZL Van Kampen Comstock Fund
        2007                                   47,291 $11.36to $12.59   564,367      1.45%  1.00%to  2.95%  -5.08%to   -3.20%
        2006                                   42,375 $11.93to $13.14   528,044      1.04%  1.00%to  2.70%   9.38%to   12.69%
        2005                                   43,085 $10.59to $11.39   473,191      0.41%  1.15%to  2.70%   1.16%to    2.74%
        2004                                   34,900 $10.47to $11.08   378,088      0.42%  1.15%to  2.70%  13.99%to   15.77%
        2003                                   21,322  $9.18to  $9.57   201,488      1.07%  1.15%to  2.70%  27.06%to   29.04%
     AZL Van Kampen Equity and Income Fund
        2007                                   19,186 $12.23to $12.95   242,363      1.55%  1.00%to  2.95%   0.05%to    2.03%
        2006                                   17,873 $12.20to $12.76   223,287      1.02%  1.00%to  2.70%   7.23%to    9.53%
        2005                                   14,278 $11.14to $11.38   161,504      0.00%  1.40%to  2.70%   3.91%to    5.27%
        2004(2)                                 7,557 $10.72to $10.81    81,460      0.94%  1.40%to  2.70%   7.18%to    8.11%
     AZL Van Kampen Global Franchise Fund
        2007                                   21,519 $18.22to $19.59   406,292      0.00%  1.00%to  2.95%   6.61%to    8.72%
        2006                                   22,029 $17.05to $18.14   386,210      1.55%  1.00%to  2.70%   7.55%to   18.03%
        2005                                   17,131 $14.44to $14.95   252,646      0.00%  1.40%to  2.70%   8.68%to   10.10%
        2004                                    9,069 $13.29to $13.58   122,121      0.00%  1.40%to  2.70%   9.21%to   10.64%
        2003                                    1,963 $12.17to $12.27    24,028      0.04%  1.40%to  2.70%  21.68%to   22.75%
     AZL Van Kampen Global Real Estate Fund
        2007                                    7,887 $10.64to $10.90    84,856      0.49%  1.00%to  2.95% -11.35%to   -9.59%
        2006(4)                                 5,248 $11.96to $12.08    63,019      1.20%  1.00%to  2.60%  18.32%to   18.98%
     AZL Van Kampen Growth and Income Fund
        2007                                   23,437 $13.10to $14.53   323,375      1.23%  1.00%to  2.95%  -0.36%to    1.62%
        2006                                   26,601 $13.12to $14.44   364,766      0.82%  1.00%to  2.70%   9.56%to   12.82%
        2005                                   25,803 $11.63to $12.50   311,483      0.35%  1.15%to  2.70%   6.33%to    7.99%
        2004                                   20,145 $10.93to $11.58   227,029      0.35%  1.15%to  2.70%  10.78%to   12.51%
        2003                                   14,416  $9.87to $10.29   145,703      1.06%  1.15%to  2.70%  24.06%to   26.00%

                                      112

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:
                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Van Kampen Mid Cap Growth Fund
        2007                                  29,896  $14.85to $16.47   464,770     0.03%   1.00%to  2.95%  18.62%to   20.97%
        2006                                  18,548  $12.49to $13.75   241,109     0.00%   1.00%to  2.70%   6.31%to   13.18%
        2005                                  16,140  $11.74to $12.63   196,210     0.00%   1.15%to  2.70%  14.42%to   16.20%
        2004                                   8,449  $10.26to $10.87    89,260     0.00%   1.15%to  2.70%  18.00%to   19.84%
        2003                                   5,883   $8.69to  $9.07    52,273     0.00%   1.15%to  2.70%  25.01%to   26.97%
     Davis VA Financial Portfolio
        2007                                   6,470  $14.28to $16.15    97,925     0.97%   1.00%to  2.95%  -8.79%to   -6.99%
        2006                                   7,986  $15.62to $17.57   131,469     0.66%   1.00%to  2.70%  13.42%to   15.36%
        2005                                   7,369  $13.54to $14.84   104,401     0.52%   1.15%to  2.70%   5.50%to    7.15%
        2004                                   6,719  $12.83to $13.85    89,662     0.42%   1.15%to  2.70%   7.37%to    9.05%
        2003                                   4,421  $11.95to $12.70    54,566     0.49%   1.15%to  2.70%  28.63%to   30.64%
     Davis VA Real Estate Portfolio
        2007                                      55  $27.16to $29.75     1,605     3.41%   1.15%to  2.55% -17.62%to  -16.45%
        2006                                      71  $32.97to $36.32     2,483     2.95%   1.15%to  2.55%  31.00%to   32.84%
        2005                                      97  $25.17to $26.94     2,565     3.15%   1.40%to  2.55%  10.29%to   11.56%
        2004                                     120  $22.82to $24.45     2,851     3.14%   1.15%to  2.55%  29.96%to   31.80%
        2003                                     167  $17.56to $18.55     3,025     4.36%   1.15%to  2.55%  33.35%to   35.23%
     Davis VA Value Portfolio
        2007                                  12,127  $12.86to $14.54   166,627     1.04%   1.15%to  2.70%   1.84%to    3.43%
        2006                                  14,707  $12.63to $14.06   196,912     0.75%   1.15%to  2.70%  11.95%to   13.69%
        2005                                  16,693  $11.28to $12.37   197,991     0.95%   1.15%to  2.70%   6.54%to    8.20%
        2004                                  18,681  $10.59to $11.43   206,291     0.84%   1.15%to  2.70%   9.33%to   11.04%
        2003                                  15,865   $9.69to $10.29   159,028     1.08%   1.15%to  2.70%  26.30%to   28.27%
     Dreyfus IP Small Cap Stock Index Portfolio
        2007                                  15,892  $13.48to $14.72   223,520     0.41%   1.00%to  2.70%  -3.32%to   -1.65%
        2006                                  19,635  $13.94to $15.09   283,716     0.40%   1.00%to  2.70%  10.67%to   11.37%
        2005                                  19,435  $12.52to $13.25   250,171     0.00%   1.15%to  2.70%   4.38%to    6.01%
        2004                                  15,361  $11.99to $12.50   187,943     0.52%   1.15%to  2.70%  18.63%to   20.49%
        2003                                   8,390  $10.09to $10.37    85,926     0.29%   1.15%to  2.70%  34.11%to   36.20%


                                      113

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***

     Dreyfus Stock Index Fund
        2007                                   24,899 $12.61to $13.77   329,493      1.45%  1.00%to  2.70%   2.18%to    3.94%
        2006                                   30,988 $12.34to $13.36   398,216      1.43%  1.00%to  2.70%   9.67%to   12.14%
        2005                                   32,897 $11.01to $11.65   374,037      1.40%  1.15%to  2.70%   1.66%to    3.24%
        2004                                   33,888 $10.83to $11.29   375,897      1.60%  1.15%to  2.70%   7.40%to    9.10%
        2003                                   22,253 $10.08to $10.35   228,025      1.34%  1.15%to  2.70%  24.64%to   26.59%
     Franklin Global Communications Securities Fund
        2007                                    9,218 $24.56to $32.86   275,000      0.00%  1.00%to  2.95%  19.62%to   23.00%
        2006                                    8,387 $20.31to $26.84   209,108      0.31%  1.00%to  2.70%  18.07%to   21.25%
        2005                                    7,872 $16.75to $21.73   162,884      2.70%  1.15%to  2.70%  12.71%to   14.51%
        2004                                    8,345 $14.86to $18.98   152,822      1.00%  1.15%to  2.70%  11.13%to   13.06%
        2003                                    8,967 $13.38to $16.82   146,612      0.91%  1.15%to  2.70%  36.70%to   38.84%
     Franklin Growth and Income Securities Fund
        2007                                   12,181 $28.67to $38.36   439,537      2.39%  1.00%to  2.70%  -6.29%to   -4.67%
        2006                                   14,586 $30.60to $40.54   555,540      2.51%  1.00%to  2.70%   9.40%to   13.65%
        2005                                   16,366 $26.92to $34.92   543,927      2.72%  1.15%to  2.70%   0.76%to    2.33%
        2004                                   17,158 $26.72to $34.12   563,821      2.56%  1.15%to  2.70%   7.66%to    9.36%
        2003                                   16,943 $24.82to $31.20   516,790      3.20%  1.15%to  2.70%  22.35%to   24.31%
     Franklin High Income Securities Fund
        2007                                    8,121 $19.89to $26.61   194,157      6.81%  1.00%to  2.95%  -1.11%to    1.69%
        2006                                    9,155 $19.89to $26.29   217,690      6.24%  1.00%to  2.70%   5.18%to    6.46%
        2005                                    9,108 $18.69to $24.24   203,114      5.98%  1.15%to  2.70%   0.57%to    2.29%
        2004                                    9,464 $18.58to $23.73   209,279      5.95%  1.15%to  2.70%   6.94%to    8.61%
        2003                                    8,768 $17.50to $21.85   182,932      8.92%  1.15%to  2.65%  27.75%to   29.68%
     Franklin Income Securities Fund
        2007                                   26,714 $37.99to $50.82 1,236,149      3.51%  1.00%to  2.95%  -0.11%to    2.72%
        2006                                   24,645 $37.62to $49.71 1,124,778      3.48%  1.00%to  2.70%   7.12%to   15.10%
        2005                                   20,445 $32.68to $42.39   811,292      3.53%  1.15%to  2.70%  -1.10%to    0.45%
        2004                                   16,383 $33.05to $42.20   661,455      3.11%  1.15%to  2.70%  10.81%to   12.55%
        2003                                   14,234 $30.04to $37.50   520,291      5.28%  1.15%to  2.65%  28.27%to   30.26%


                                      114

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Franklin Large Cap Growth Securities Fund
        2007                                   14,370 $18.12to $21.71   293,997      0.81%  1.00%to  2.70%   3.39%to    5.17%
        2006                                   17,410 $17.52to $21.01   341,776      0.81%  1.00%to  2.70%   7.95%to    9.49%
        2005                                   19,427 $16.23to $18.86   350,975      0.64%  1.15%to  2.70%  -1.63%to   -0.09%
        2004                                   18,002 $16.50to $18.87   330,333      0.51%  1.15%to  2.70%   5.05%to    6.72%
        2003                                   13,752 $15.71to $17.69   241,490      0.73%  1.15%to  2.70%  23.56%to   25.49%
     Franklin Money Market Fund
        2007                                    1,575 $16.51to $17.19    26,980      4.47%  1.15%to  1.49%   2.85%to    3.06%
        2006                                    1,905 $16.03to $16.68    31,583      4.29%  1.15%to  1.49%   2.84%to    2.93%
        2005                                    2,450 $15.59to $16.21    39,365      2.48%  1.15%to  1.49%   1.04%to    1.13%
        2004                                    3,203 $15.43to $16.03    50,808      0.71%  1.15%to  1.49%  -0.76%to   -0.67%
        2003                                    4,280 $15.55to $16.14    68,220      0.54%  1.15%to  1.49%  -0.96%to   -0.87%
     Franklin Real Estate Fund
        2007                                    6,170 $41.95to $56.12   306,481      2.40%  1.15%to  2.70% -22.98%to  -21.76%
        2006                                    8,543 $54.47to $71.74   548,475      1.99%  1.15%to  2.70%  17.38%to   19.21%
        2005                                    9,882 $46.40to $60.18   537,862      1.44%  1.15%to  2.70%  10.46%to   12.18%
        2004                                    8,516 $42.01to $53.65   419,936      1.82%  1.15%to  2.70%  28.28%to   30.34%
        2003                                    5,990 $32.75to $41.18   232,278      2.55%  1.15%to  2.70%  32.13%to   34.20%
     Franklin Rising Dividends Securities Fund
        2007                                   15,529 $30.16to $38.42   549,522      2.48%  1.15%to  2.70%  -5.29%to   -3.78%
        2006                                   19,516 $31.84to $39.95   722,650      1.12%  1.15%to  2.70%  14.01%to   15.79%
        2005                                   21,765 $27.93to $34.50   701,663      0.95%  1.15%to  2.70%   0.68%to    2.25%
        2004                                   20,424 $27.74to $33.74   652,269      0.68%  1.15%to  2.70%   8.03%to    9.73%
        2003                                   16,203 $25.68to $30.75   481,645      0.95%  1.15%to  2.70%  21.27%to   23.16%
     Franklin Small Cap Value Securities Fund
        2007                                    8,622 $15.95to $18.53   149,192      0.70%  1.15%to  2.70%  -4.99%to   -3.50%
        2006                                   11,149 $16.78to $19.20   201,830      0.65%  1.15%to  2.70%  13.87%to   15.65%
        2005                                   13,411 $14.74to $16.60   211,689      0.81%  1.15%to  2.70%   5.88%to    7.53%
        2004                                   12,800 $13.92to $15.44   189,938      0.19%  1.15%to  2.70%  20.44%to   22.36%
        2003                                    7,900 $11.56to $12.62    97,449      0.26%  1.15%to  2.70%  28.60%to   30.63%
     Franklin Small-Mid Cap Growth Securities Fund
        2007                                    9,861 $21.62to $26.02   242,499      0.00%  1.15%to  2.70%   8.26%to    9.96%
        2006                                   11,991 $19.97to $23.66   269,950      0.00%  1.15%to  2.70%   5.81%to    7.45%
        2005                                   14,051 $18.87to $22.02   296,641      0.00%  1.15%to  2.70%   2.00%to    3.63%
        2004                                   14,994 $18.50to $21.26   308,650      0.00%  1.15%to  2.70%   8.50%to   10.20%
        2003                                   13,915 $17.05to $19.29   263,494      0.00%  1.15%to  2.70%  33.59%to   35.69%

                                      115

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
Franklin Templeton VIP Founding Funds Allocation Fund
   2007(5)                                  4,548 $9.19 to  $9.26   41,977       0.00% 1.00% to  2.95% -8.25% to  -7.36%
Franklin U.S. Government Fund
   2007                                    17,323$20.48 to $27.40  429,720       4.94% 1.00% to  2.95%  2.32% to   5.54%
   2006                                    19,375$19.74 to $26.07  459,275       4.44% 1.00% to  2.70%  1.25% to   1.85%
   2005                                    21,379$19.49 to $25.28  497,400       4.33% 1.15% to  2.70% -0.32% to   1.24%
   2004                                    21,258$19.55 to $24.97  495,079       5.03% 1.15% to  2.70%  0.71% to   2.29%
   2003                                    20,233$19.42 to $24.41  468,662       5.31% 1.15% to  2.70% -0.51% to   1.04%
Franklin Zero Coupon 2010 Fund
   2007                                     2,451$31.32 to $41.90   90,911       4.96% 1.00% to  2.95%  5.45% to   7.54%
   2006                                     2,533$29.63 to $40.08   88,620       3.96% 1.00% to  2.70% -0.02% to   1.26%
   2005                                     2,783$29.63 to $38.43   96,876       4.24% 1.15% to  2.70% -1.16% to   0.38%
   2004                                     2,118$29.98 to $38.29   74,368       4.72% 1.15% to  2.70%  1.92% to   3.52%
   2003                                     1,956$29.41 to $36.98   67,640       4.15% 1.15% to  2.70%  0.83% to   2.41%
J.P. Morgan International Opportunities Portfolio
   2007                                        41$11.78 to $12.26      491       1.00% 1.15% to  2.55%  6.56% to   8.08%
   2006                                        47$10.50 to $11.57      523       1.18% 1.15% to  2.55% 18.97% to  20.65%
   2005                                        64 $9.17 to  $9.45      593       0.86% 1.40% to  1.90%  8.61% to   9.16%
   2004                                        72 $8.44 to  $8.66      615       0.53% 1.40% to  1.90% 16.14% to  16.72%
   2003                                        77 $7.27 to  $7.42      563       0.81% 1.40% to  1.90% 29.95% to  30.27%
J.P. Morgan U.S. Large Cap Core Equity Portfolio
   2007                                        65 $9.05 to  $9.60      596       1.08% 1.15% to  2.55% -0.91% to   0.49%
   2006                                        76 $8.67 to  $9.56      705       1.02% 1.15% to  2.55% 13.65% to  15.24%
   2005                                       107 $7.93 to  $8.29      861       1.26% 1.15% to  1.90% -0.55% to   0.19%
   2004                                       130 $7.98 to  $8.28    1,049       0.75% 1.15% to  1.90%  7.42% to   8.23%
   2003                                       149 $7.42 to  $7.65    1,117       0.77% 1.15% to  1.90% 25.73% to  26.67%
Jennison 20/20 Focus Portfolio
   2007                                     6,655$16.00 to $17.47  111,090       0.11% 1.15% to  2.70%  7.17% to   8.85%
   2006                                     8,186$14.93 to $16.05  126,736       0.00% 1.15% to  2.70% 10.59% to  12.31%
   2005                                     9,216$13.50 to $14.29  127,963       0.00% 1.15% to  2.70% 18.04% to  19.88%
   2004                                     7,122$11.44 to $11.92   83,106       0.00% 1.15% to  2.70% 12.30% to  14.05%
   2003                                     3,070$10.18 to $10.45   31,676       0.00% 1.15% to  2.70% 25.37% to  27.32%


                                      116

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
Mutual Discovery Securities Fund
   2007                                    31,131$25.83 to $30.67  893,746       1.50% 1.00% to  2.95%  8.58% to  10.73%
   2006                                    30,097$23.70 to $24.92  788,452       1.03% 1.00% to  2.70%  9.77% to  19.79%
   2005                                    26,246$19.81 to $22.76  571,760       1.31% 1.15% to  2.70% 12.89% to  14.66%
   2004                                    20,002$17.55 to $19.85  385,579       1.08% 1.15% to  2.70% 15.04% to  16.90%
   2003                                    15,077$15.25 to $16.99  252,965       1.79% 1.15% to  2.70% 25.55% to  27.51%
Mutual Shares Securities Fund
   2007                                    49,588$20.91 to $24.871,160,544       1.51% 1.00% to  2.95%  0.45% to   2.44%
   2006                                    47,987$20.76 to $24.651,107,271       1.30% 1.00% to  2.70%  9.03% to  15.23%
   2005                                    39,133$18.02 to $20.78  781,296       0.94% 1.15% to  2.70%  7.62% to   9.29%
   2004                                    30,814$16.74 to $19.01  571,473       0.82% 1.15% to  2.70%  9.62% to  11.34%
   2003                                    26,227$15.27 to $17.07  442,819       1.10% 1.15% to  2.70% 21.81% to  23.74%
OpCap Mid Cap Portfolio
   2007                                     2,964$10.37 to $10.61   31,117       0.15% 1.00% to  2.95%  4.10% to   6.16%
   2006(4)                                  1,451 $9.93 to $10.04   14,483       0.00% 1.00% to  2.60% 10.29% to  10.90%
Oppenheimer Global Securities Fund/VA
   2007                                    13,620$14.17 to $16.02  205,533       1.40% 1.15% to  2.70%  3.47% to   5.10%
   2006                                    16,707$13.70 to $15.25  241,736       1.06% 1.15% to  2.70% 14.56% to  16.35%
   2005                                    19,339$11.95 to $13.10  242,446       1.06% 1.15% to  2.70% 11.27% to  13.00%
   2004                                    21,679$10.74 to $11.60  242,223       1.22% 1.15% to  2.70% 15.98% to  17.80%
   2003                                    17,616 $9.26 to  $9.84  168,620       0.57% 1.15% to  2.70% 39.21% to  41.38%
Oppenheimer High Income Fund/VA
   2007                                     2,370$11.72 to $13.25   29,717       7.52% 1.15% to  2.70% -2.78% to  -1.25%
   2006                                     2,977$12.05 to $13.42   38,259       7.81% 1.15% to  2.70%  6.52% to   8.18%
   2005                                     3,291$11.32 to $12.40   39,330       6.94% 1.15% to  2.70% -0.40% to   1.15%
   2004                                     4,150$11.36 to $12.26   49,485       6.60% 1.15% to  2.70%  6.06% to   7.72%
   2003                                     4,885$10.71 to $11.38   54,655       4.50% 1.15% to  2.70% 20.66% to  22.54%
Oppenheimer Main Street Fund/VA
   2007                                    13,154 $9.92 to $11.22  139,064       1.04% 1.15% to  2.70%  1.63% to   3.22%
   2006                                    15,908 $9.76 to $10.87  164,300       1.17% 1.15% to  2.70% 11.97% to  13.71%
   2005                                    18,526 $8.72 to  $9.56  169,622       1.39% 1.15% to  2.70%  3.16% to   4.77%
   2004                                    21,503 $8.45 to  $9.12  189,299       0.82% 1.15% to  2.70%  6.53% to   8.20%
   2003                                    18,350 $7.93 to  $8.43  151,190       0.70% 1.15% to  2.70% 23.34% to  25.27%

                                      117

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     PIMCO VIT All Asset Portfolio
        2007                                   13,347 $12.67to $13.84   180,302      7.29%  1.00%to  2.95%   5.16%to   13.40%
        2006                                   16,148 $12.40to $12.98   205,480      5.38%  1.00%to  2.70%   1.59%to    1.88%
        2005                                   17,865 $12.18to $12.44   222,032      4.74%  1.40%to  2.70%   3.41%to    4.76%
        2004(2)                                   7,585 $11.77to $11.88    90,911      5.79%  1.40%to  2.70%  10.27%to   11.23%
     PIMCO VIT CommodityRealReturn Strategy Portfolio
        2007                                    8,897 $12.41to $12.87   112,433      4.81%  1.00%to  2.95%  19.64%to   22.01%
        2006                                    8,067 $10.34to $10.62    84,388      4.62%  1.00%to  2.60%  -5.58%to   -5.58%
        2005(3)                                   4,475 $10.95to $11.04    49,229      2.57%  1.40%to  2.60%   9.31%to   10.18%
     PIMCO VIT Emerging Markets Bond Portfolio
        2007                                    3,644 $11.90to $12.37    44,213      5.82%  1.00%to  2.95%   2.73%to    4.76%
        2006                                    3,050 $11.54to $11.85    35,627      5.36%  1.00%to  2.60%   5.08%to    6.48%
        2005(3)                                   2,030 $10.84to $10.93    22,123      3.65%  1.40%to  2.60%   8.32%to    9.19%
     PIMCO VIT Global Bond Portfolio(Unhedged)
        2007                                    5,408 $10.11to $10.51    55,781      3.33%  1.00%to  2.95%   6.54%to    8.65%
        2006                                    3,080  $9.46to  $9.71    29,522      3.33%  1.00%to  2.60%   1.02%to    1.97%
        2005(3)                                   1,350  $9.27to  $9.35    12,591      1.98%  1.40%to  2.60%  -7.18%to   -6.43%
     PIMCO VIT High Yield Portfolio
        2007                                   12,978 $12.43to $14.58   173,285      7.03%  1.00%to  2.95%  -1.68%to    2.48%
        2006                                   15,336 $12.34to $13.88   201,813      6.93%  1.00%to  2.70%   4.88%to    6.21%
        2005                                   16,429 $11.62to $13.21   202,567      6.57%  1.15%to  2.70%   1.36%to    2.94%
        2004                                   15,047 $11.46to $12.84   182,237      6.55%  1.15%to  2.70%   6.64%to    8.31%
        2003                                    9,969 $10.75to $11.85   112,881      7.09%  1.15%to  2.70%  19.63%to   21.50%
     PIMCO VIT Real Return Portfolio
        2007                                   20,669 $11.55to $12.41   249,436      4.72%  1.00%to  2.95%   7.43%to    9.56%
        2006                                   22,779 $10.72to $11.46   253,317      4.25%  1.00%to  2.70%  -1.96%to   -1.53%
        2005                                   25,016 $10.94to $11.37   281,377      2.82%  1.40%to  2.70%  -0.61%to    0.68%
        2004                                   18,257 $11.00to $11.29   204,910      1.07%  1.40%to  2.70%   6.01%to    7.40%
        2003                                    5,111 $10.38to $10.52    53,687      0.47%  1.40%to  2.70%   3.88%to    4.79%
     PIMCO VIT StocksPLUS Growth and Income Portfolio
        2007                                    1,703 $10.12to $11.35    18,349      7.46%  1.15%to  2.70%   4.00%to    5.63%
        2006                                    2,085  $9.66to $10.75    21,404      4.87%  1.15%to  2.70%  11.85%to   13.59%
        2005                                    2,427  $8.68to  $9.46    22,100      2.25%  1.15%to  2.60%   0.84%to    2.31%
        2004                                    2,975  $8.61to  $9.25    26,672      1.68%  1.15%to  2.60%   7.96%to    9.54%
        2003                                    3,294  $7.98to  $8.44    27,133      2.24%  1.15%to  2.60%  27.10%to   28.89%

                                      118

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     PIMCO VIT Total Return Portfolio
        2007                                   35,646 $13.16to $15.29   505,831      4.85%  1.00%to  2.95%   4.38%to    7.67%
        2006                                   37,062 $12.44to $13.99   492,340      4.44%  1.00%to  2.70%   1.09%to    1.62%
        2005                                   36,408 $12.30to $13.85   474,744      3.44%  1.15%to  2.70%  -0.27%to    1.29%
        2004                                   31,550 $12.34to $13.67   409,277      1.89%  1.15%to  2.70%   2.09%to    3.69%
        2003                                   25,802 $12.08to $13.19   325,872      2.81%  1.15%to  2.70%   2.25%to    3.84%
     Seligman Global Technology Portfolio
        2007                                      320  $7.34to  $7.76     2,408      0.00%  1.15%to  2.55%  12.52%to   14.12%
        2006                                      446  $6.27to  $6.91     2,954      0.00%  1.15%to  2.55%  14.96%to   16.58%
        2005                                      537  $5.52to  $5.86     3,070      0.00%  1.35%to  2.35%   5.63%to    6.69%
        2004                                      735  $5.18to  $5.55     3,959      0.00%  1.15%to  2.55%   1.35%to    2.79%
        2003                                      865  $5.11to  $5.40     4,560      0.00%  1.15%to  2.55%  32.69%to   34.56%
     Seligman Smaller-Cap Value Portfolio
        2007                                    4,672 $25.49to $28.82   126,765      0.00%  1.15%to  2.70%   1.35%to    2.95%
        2006                                    6,020 $25.15to $28.00   159,979      0.00%  1.15%to  2.70%  18.03%to   19.86%
        2005                                    7,502 $21.31to $23.36   167,646      9.61%  1.15%to  2.70%  -6.53%to   -5.07%
        2004                                    9,464 $22.80to $24.60   224,465      0.00%  1.15%to  2.70%  16.75%to   18.58%
        2003                                    8,463 $19.53to $20.75   170,777      0.00%  1.15%to  2.70%  45.95%to   48.23%
     SP Strategic Partners Focused Growth Portfolio
        2007                                    3,429  $7.44to  $8.26    26,746      0.00%  1.15%to  2.70%  11.60%to   13.36%
        2006                                    4,431  $6.64to  $7.29    30,769      0.00%  1.15%to  2.70%  -3.74%to   -2.24%
        2005                                    5,876  $6.90to  $7.46    42,142      0.00%  1.15%to  2.70%  11.77%to   13.52%
        2004                                    4,978  $6.17to  $6.57    31,717      0.00%  1.15%to  2.70%   6.97%to    8.64%
        2003                                    2,377  $5.79to  $6.05    14,067      0.00%  1.15%to  2.60%  22.23%to   24.02%
     SP International Growth Portfolio
        2007                                    3,006  $9.29to $10.37    29,477      0.45%  1.15%to  2.70%  15.93%to   17.76%
        2006                                    2,608  $8.02to  $8.80    21,901      1.58%  1.15%to  2.70%  16.98%to   18.80%
        2005                                    2,982  $6.85to  $7.41    21,271      0.24%  1.15%to  2.70%  12.72%to   14.47%
        2004                                    3,563  $6.08to  $6.47    22,395      0.00%  1.15%to  2.70%  13.02%to   14.79%
        2003                                    3,057  $5.38to  $5.64    16,888      0.00%  1.15%to  2.70%  35.43%to   37.55%


                                      119

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Templeton Asset Strategy Fund
        2007                                      599 $23.23to $28.86    15,017     17.69%  1.15%to  1.49%   8.53%to    8.78%
        2006                                      742 $21.37to $26.53    16,958      7.31%  1.15%to  1.49%  19.60%to   19.73%
        2005                                      897 $17.87to $22.16    17,048      3.91%  1.15%to  1.49%   2.17%to    2.41%
        2004                                    1,066 $17.46to $21.65    19,700      2.98%  1.15%to  1.49%  14.16%to   14.39%
        2003                                    1,279 $15.29to $18.92    20,577      2.78%  1.15%to  1.49%  30.18%to   30.47%
     Templeton Developing Markets Securities Fund
        2007                                   12,859 $23.60to $29.12   342,414      2.43%  1.15%to  2.70%  25.34%to   27.30%
        2006                                   16,614 $18.83to $22.87   351,001      1.12%  1.15%to  2.70%  24.69%to   26.63%
        2005                                   18,819 $15.10to $18.06   317,296      1.29%  1.15%to  2.70%  24.04%to   25.99%
        2004                                   13,491 $12.17to $14.34   183,668      1.80%  1.15%to  2.70%  21.38%to   23.28%
        2003                                    9,753 $10.03to $11.63   110,280      1.22%  1.15%to  2.70%  48.91%to   51.60%
     Templeton Foreign Securities Fund
        2007                                   14,100 $26.18to $33.50   443,786      2.13%  1.00%to  2.70%  12.36%to   14.30%
        2006                                   16,562 $23.30to $30.02   459,162      1.33%  1.00%to  2.70%  10.98%to   18.22%
        2005                                   17,208 $19.71to $24.44   402,655      1.25%  1.15%to  2.70%   7.24%to    8.94%
        2004                                   16,757 $18.38to $22.44   365,141      1.14%  1.15%to  2.70%  15.36%to   17.22%
        2003                                   16,262 $16.02to $19.16   306,069      1.87%  1.15%to  2.65%  28.75%to   30.71%
     Templeton Global Income Securities Fund
        2007                                    2,675 $26.00to $34.15    84,083      1.99%  1.00%to  2.95%   7.83%to    9.96%
        2006                                      909 $29.91to $31.13    27,726      3.17%  1.15%to  1.49%  11.47%to   11.48%
        2005                                    1,092 $26.83to $27.92    29,837      6.41%  1.15%to  1.49%  -4.37%to   -4.18%
        2004                                    1,345 $28.05to $29.14    38,359     11.07%  1.15%to  1.49%  13.19%to   13.49%
        2003                                    1,586 $24.74to $25.69    39,856      7.75%  1.15%to  1.49%  20.80%to   21.04%
     Templeton Growth Securities Fund
        2007                                   30,377 $24.71to $30.58   870,214      1.41%  1.00%to  2.95%  -0.64%to    1.32%
        2006                                   29,543 $24.80to $30.81   844,951      1.34%  1.00%to  2.70%  11.80%to   18.57%
        2005                                   26,041 $20.92to $25.07   626,812      1.16%  1.15%to  2.70%   5.97%to    7.62%
        2004                                   20,998 $19.74to $23.29   478,645      1.20%  1.15%to  2.70%  12.93%to   14.70%
        2003                                   18,504 $17.65to $20.31   373,933      1.67%  1.15%to  2.60%  28.74%to   30.78%
     Van Kampen LIT Enterprise Portfolio
        2007                                       20  $7.29to  $7.58       149      0.61%  1.15%to  2.55%   9.83%to   11.39%
        2006                                       28  $6.30to  $6.94       186      0.52%  1.15%to  2.55%   4.39%to    5.86%
        2005                                       35  $6.27to  $6.46       226      0.87%  1.40%to  1.90%   6.12%to    6.65%
        2004                                       45  $5.91to  $6.06       269      0.36%  1.40%to  1.90%   2.09%to    2.60%
        2003                                       52  $5.79to  $5.91       305      0.65%  1.40%to  1.90%  23.51%to   24.13%

                                      120

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Van Kampen LIT Growth and Income  Portfolio
        2007                                       59 $16.27to $17.27       975      1.66%  1.15%to  2.55%   0.20%to    1.62%
        2006                                       64 $15.42to $16.99     1,043      1.29%  1.15%to  2.55%  13.32%to   14.91%
        2005                                       82 $14.15to $14.79     1,183      1.14%  1.15%to  1.90%   7.92%to    8.73%
        2004                                       99 $13.11to $13.60     1,313      1.00%  1.15%to  1.90%  12.22%to   13.07%
        2003                                      139 $11.68to $12.03     1,641      1.00%  1.15%to  1.90%  25.62%to   26.57%
     Van Kampen LIT Strategic Growth Portfolio
        2007                                      462  $8.24to  $9.04     4,019      0.00%  1.15%to  2.55%  13.69%to   15.30%
        2006                                      685  $7.25to  $7.84     5,196      0.00%  1.15%to  2.55%   0.05%to    1.45%
        2005                                      863  $7.24to  $7.73     6,486      0.01%  1.15%to  2.55%   4.93%to    6.41%
        2004                                    1,047  $6.90to  $7.27     7,455      0.00%  1.15%to  2.55%   4.08%to    5.55%
        2003                                    1,289  $6.63to  $6.88     8,731      0.00%  1.15%to  2.55%  23.84%to   25.58%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.


1.  Period from May 1, 2003 (fund commencement) to December 31, 2003
2.  Period from May 3, 2004 (fund commencement) to December 31, 2004
3.  Period from May 2, 2005 (fund commencement) to December 31, 2005
4.  Period from May 2, 2006 (fund commencement) to December 31, 2006
5.  Period from May 1, 2007 (fund commencement) to December 31, 2007


                                      121


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements
                           and Supplemental Schedules

                           December 31, 2007 and 2006


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
April 16, 2008


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2007 and 2006
                        (in thousands, except share data)


                                      Assets                                         2007               2006
------------------------------------------------------------------------------------------------------------------

Investments:
      Fixed-maturity securities, at fair value
           (amortized cost of $39,319,355 and $35,842,155, respectively)       $    40,418,415   $     36,211,861
      Mortgage loans on real estate, net                                             4,402,214          3,371,961
      Short-term securities                                                            737,039            983,650
      Options, non-affiliated                                                          366,922            682,420
      Options, affiliated                                                               12,933             30,352
      Real estate (net of accumulated depreciation of
           $30,777 in 2007 and $43,613 in 2006)                                        327,967            455,983
      Loans to affiliates                                                              725,826            218,553
      Policy loans                                                                     169,058            146,139
      Partnerships                                                                      20,501             47,716
      Equity securities, at fair value
           (cost of $42,680 and $19,512, respectively)                                  46,044             28,485
      Investment in equity method investees                                                562              1,398
------------------------------------------------------------------------------------------------------------------
                Total investments                                                   47,227,481         42,178,518

Cash                                                                                    92,177             55,876
Accrued investment income                                                              496,523            439,154
Receivables, affiliated                                                                      -              2,112
Receivables, non-affiliated (net of allowance for
      uncollectible accounts of $4,819 in 2007 and $0 in 2006)                         172,251            272,915
Reinsurance recoverable:
      Recoverable on policyholder liabilities, affiliated                                  723              3,446
      Recoverable on policyholder liabilities, non-affiliated                        4,121,293          4,175,709
      Receivable on policyholder liabilities, affiliated                                    42              2,017
      Receivable on policyholder liabilities, non-affiliated                             4,218              4,305
Deferred acquisition costs                                                           5,575,492          5,265,226
Deferred sales inducements                                                             767,916            721,322
Goodwill                                                                               502,640            495,243
Home office property and equipment (net of accumulated
      depreciation of $70,030 in 2007 and $56,875 in 2006)                             184,398            193,473
Value of business acquired and other intangible assets (net of
      accumulated amortization of $210,121 in 2007 and $195,102 in 2006)                38,614             64,333
Other assets                                                                           352,537            298,020
------------------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                        59,536,305         54,171,669

Separate account assets                                                             20,541,717         19,837,566
------------------------------------------------------------------------------------------------------------------

                Total assets                                                   $    80,078,022   $     74,009,235
------------------------------------------------------------------------------------------------------------------




See accompanying notes to consolidated financial statements.
                                        2

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)

               Liabilities and Stockholder's Equity                         2007               2006
---------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                            $    50,806,811   $     45,859,327
      Future policy benefit reserves                                        3,047,274          2,863,953
      Policy and contract claims                                              318,105            404,802
      Unearned premiums                                                       217,407            262,504
      Other policyholder funds                                                214,548            193,514
---------------------------------------------------------------------------------------------------------
           Total policyholder liabilities                                  54,604,145         49,584,100

Option liability                                                              218,108            324,094
Payables, affiliated, net                                                      11,658                  -
Accrued expenses                                                              271,126            229,602
Deferred gain on reinsurance                                                   68,773            166,154
Mortgage notes payable                                                        134,123            146,900
Reinsurance payable                                                            74,903             90,538
Commissions due and accrued                                                    75,097             85,077
Other liabilities                                                             227,885            113,122
---------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities     55,685,818         50,739,587
Separate account liabilities                                               20,541,717         19,837,566
---------------------------------------------------------------------------------------------------------
                Total liabilities                                          76,227,535         70,577,153
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $1 par value, 40,000,000 shares
           authorized; 20,000,001 shares issued and outstanding
           at December 31, 2007 and 2006                                       20,000             20,000
      Class A, Series A Preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding;
           liquidation preference of $189,366 and $189,366
           at December 31, 2007 and 2006, respectively                          8,909              8,909
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 shares issued and outstanding;
           liquidation preference of $199,167 and $199,167
           at December 31, 2007 and 2006, respectively                          9,994              9,994
      Loan to affiliate                                                      (250,000)          (250,000)
      Additional paid-in capital                                            2,273,371          2,123,371
      Retained earnings                                                     1,439,086          1,384,229
      Accumulated other comprehensive income                                  349,127            135,579
---------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                  3,850,487          3,432,082

---------------------------------------------------------------------------------------------------------

                Total liabilities and stockholder's equity            $    80,078,022  $      74,009,235
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)

                                                                          2007           2006            2005
------------------------------------------------------------------------------------------------------------------

Revenue:
     Annuity considerations and policy fees                         $      253,038 $       279,238 $      308,493
     Life insurance premiums                                                56,806          52,888         52,557
     Accident and health premiums                                          311,500         545,015        483,510
     Other life policy considerations                                       89,309          79,392         76,556
------------------------------------------------------------------------------------------------------------------
            Total premiums and considerations                              710,653         956,533        921,116

     Premiums and annuity considerations, affiliated, ceded                     37             387            712
     Premiums and annuity considerations, non-affiliated, ceded            255,357         320,209        272,555
------------------------------------------------------------------------------------------------------------------
            Net premiums and considerations                                455,259         635,937        647,849

     Net investment income, affiliated                                      31,935          39,023         39,055
     Net investment income, non-affiliated                               2,129,625       1,650,665      1,386,893
     Realized investment (losses) gains, net                              (710,978)       (579,864)        61,261
     Realized gain on sale of interest of equity method investee                 -          22,451              -
     Fee and commission revenue                                            199,356         160,294        101,127
     Amortization of deferred gain on reinsurance                           99,348          58,970         16,647
     Other                                                                  34,338          43,761         22,597
------------------------------------------------------------------------------------------------------------------
            Total revenue                                                2,238,883       2,031,237      2,275,429
------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
     Annuity benefits                                                       69,277         133,100        272,413
     Life insurance benefits                                               177,968         133,860        124,623
     Accident and health insurance benefits                                294,393         470,041        422,480
     Net interest credited to policyholder account values                1,031,830         725,296        707,796
------------------------------------------------------------------------------------------------------------------
            Total benefits                                               1,573,468       1,462,297      1,527,312

     Benefit recoveries                                                    429,655         403,779        393,397
------------------------------------------------------------------------------------------------------------------
            Net benefits                                                 1,143,813       1,058,518      1,133,915

     Commissions and other agent compensation                              913,444       1,035,765      1,238,623
     General and administrative expenses                                   772,992         625,188        546,218
     Change in deferred acquisition costs, net                            (650,735)     (1,049,646)    (1,004,879)
------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                                  2,179,514       1,669,825      1,913,877
------------------------------------------------------------------------------------------------------------------
            Income from operations before income taxes
                and equity earnings                                         59,369         361,412        361,552
------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
     Current                                                                64,494          81,510         54,032
     Deferred                                                              (60,705)         28,558        (20,076)
------------------------------------------------------------------------------------------------------------------
            Total income tax expense                                         3,789         110,068         33,956
------------------------------------------------------------------------------------------------------------------

            Income before equity earnings                                   55,580         251,344        327,596
Equity in earnings of preferred stock of affiliate, net of tax                   -               -         34,378
Equity in earnings of equity method investees, net of tax                     (308)          3,180          5,482
------------------------------------------------------------------------------------------------------------------

            Net income                                              $       55,272 $       254,524 $      367,456
------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.
                                        4

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Comprehensive Income

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)


                                                                                        2007           2006          2005

------------------------------------------------------------------------------------------------------------------------------
Net income                                                                         $      55,272  $     254,524  $    367,456
------------------------------------------------------------------------------------------------------------------------------


Foreign currency translation adjustments, net of tax                                       6,520            130         1,091
------------------------------------------------------------------------------------------------------------------------------
Unrealized gains (losses) on post-retirement obligation:
     Unrealized net actuarial gains arising during the period,
         net of tax expense of $0, $0, and
         $0 in 2007, 2006, and 2005, respectively                                             78              -             -
     Unrealized prior service cost arising during the period,
         net of tax benefit of $606, $0, and
         $0 in 2007, 2006, and 2005, respectively                                         (1,190)             -             -
------------------------------------------------------------------------------------------------------------------------------
                    Total unrealized post-retirement
                    obligation losses                                                     (1,112)             -             -
------------------------------------------------------------------------------------------------------------------------------
Unrealized losses on fixed-maturity and equity securities:
     Unrealized holding losses arising during the period,
         net of effect of shadow adjustments of $361,836,
         $90,188, and $(285,690) in 2007, 2006, and 2005, respectively, and net of tax (benefit) of $(137,044), $(194,881), and
         $(81,493) in 2007, 2006, and 2005, respectively                                (253,995)      (362,437)     (151,343)
     Decrease (increase) in unrealized holding losses due to reclassification adjustment for realized (losses) gains included in net income, net of tax
         (benefit) expense of $(248,842), $(195,095), and $21,441 in 2007,
         2006, and 2005, respectively                                                    462,135        362,318       (39,820)
------------------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding gains (losses)                              208,140           (119)     (191,163)
------------------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                              213,548             11      (190,072)
------------------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                                     $     268,820  $     254,535  $    177,384
------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)
                                                                                                Accumulated
                                                                Additional                           other               Total
                            Common     Preferred    Loan to       paid-in       Retained        comprehensive       stockholder's
                            stock       stock     affiliate      capital       earnings            income               equity
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------

2005:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371      $ 997,249          $ 323,218          $ 3,232,741
Comprehensive income:
Net income                         -           -            -             -        367,456                  -              367,456
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -           (191,163)            (191,163)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -              1,091                1,091
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     177,384
Dividends paid                     -           -            -             -       (105,000)                 -             (105,000)
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------
                           ------------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,259,705          $ 133,146          $ 3,305,125
                           ====================== ============  ============  ============= ==================  ===================

2006:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,259,705          $ 133,146          $ 3,305,125
Comprehensive income:
Net income                         -           -            -             -        254,524                  -              254,524
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -               (119)                (119)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -                130                  130
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     254,535
Adjustment to
initially apply SFAS
No. 158, net of tax                -           -            -             -              -              2,422                2,422
Dividends paid                     -           -            -             -       (130,000)                 -             (130,000)
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------
                           ----------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,384,229          $ 135,579          $ 3,432,082
                           ==========  ========== ============  ============  ============= ==================  ===================

2007:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,384,229          $ 135,579          $ 3,432,082
Comprehensive income:
Net income                         -           -            -             -         55,272                  -               55,272
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -            208,140              208,140
Net unrealized loss on
post-retirement
obligation, net of
deferred taxes                     -           -            -             -              -             (1,112)              (1,112)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -              6,520                6,520
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     268,820
Adjustment to
initially apply EITF 06-5
net of tax                         -           -            -             -           (415)                 -                 (415)
Capital contribution               -           -            -       150,000              -                  -              150,000
                                       ---------- ------------  ------------  ------------- ------------------
                           ----------                                                                           -------------------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,273,371    $ 1,439,086          $ 349,127          $ 3,850,487
                           ==========  ========== ============  ============  ============= ==================  ===================

See accompanying notes to consolidated financial statements.


                                                                               2007               2006             2005
-----------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities:
     Net income                                                         $          55,272 $          254,524 $       367,456
-----------------------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income to net
        cash provided by (used in) operating activities:
             Realized investment losses (gains)                                   701,204            543,260         (65,286)
             Purchases of trading securities                                   (2,196,297)        (1,345,475)     (5,852,298)
             Sale and other redemptions of trading securities                     558,380            198,668       2,521,082
             Unrealized loss on annuity-related
                 options and gross reserves                                       347,575            912,662         339,062
             Deferred income tax (benefit) expense                                (60,705)            28,558         (20,076)
             Charges to policy account balances                                   (73,808)           (69,941)        (65,114)
             Gross interest credited to policy account balances                 1,041,726            730,546         703,795
             Amortization of (discount) premium, net                               (4,942)           111,697          49,121
             Equity in earnings of preferred stock of affiliate                         -                  -         (34,378)
             Equity in earnings of equity method investees                            111             (1,913)         (7,088)
             Change in:
                 Accrued investment income                                        (57,254)           (72,326)        (97,452)
                 Receivables                                                      103,102           (106,654)        (22,003)
                 Reinsurance recoverable                                           59,201            (84,138)        307,987
                 Deferred acquisition costs                                      (650,735)        (1,049,646)     (1,004,879)
                 Deferred sales inducements                                       (83,170)          (139,140)       (193,100)
                 Future policy benefit reserves                                   183,321            139,631         132,727
                 Policy and contract claims                                       (86,869)             8,944          96,526
                 Other policyholder funds                                          21,034            (66,312)        (32,754)
                 Unearned premiums                                                (15,566)            20,243         (20,346)
                 Reinsurance payable                                              (15,635)            19,376          (4,657)
                 Deferred gain on reinsurance                                     (97,381)            65,905          (4,381)
                 Current tax recoverable                                          (80,533)            (3,977)        (93,081)
                 Accrued expenses and other liabilities                           163,027            115,034          62,129
                 Commissions due and accrued                                       (9,980)            (7,224)        (19,752)
                 Corporate-owned life insurance                                    (6,670)           (17,462)         (5,241)
                 Mortgage loan allowance                                            9,884             11,935           4,025
             Other, net                                                           (83,309)           (23,545)        (22,012)
-----------------------------------------------------------------------------------------------------------------------------
                      Total adjustments                                          (334,289)           (81,294)     (3,347,444)
-----------------------------------------------------------------------------------------------------------------------------

             Net cash (used in) provided by operating activities        $        (279,017)$          173,230 $    (2,979,988)
-----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.
                                        7


                                                                           2007              2006               2005
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities               $       (279,017)$           173,230       (2,979,988)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) investing activities:
      Purchase of available-for-sale fixed-maturity securities            (5,081,265)        (10,363,440)     (14,409,048)
      Purchase of available-for-sale equity securities                       (80,172)            (34,641)        (648,695)
      Purchase of real estate                                                 (6,667)           (152,003)         (53,543)
      Purchase of options                                                   (990,171)           (847,025)        (594,948)
      Funding of mortgage loans on real estate                            (1,296,133)         (1,434,435)      (1,030,599)
      Sale and other redemptions of fixed-maturity securities              2,092,453           6,748,812        8,521,269
      Matured fixed-maturity securities                                      434,999             517,786          463,143
      Sale of equity securities, tax-free exchanges, and spin-offs            68,230             510,179        1,026,760
      Sale of real estate                                                    157,179              57,912           45,442
      Exercise and expiration of options                                     407,686             452,654          200,393
      Change in securities held under agreements to
            repurchase                                                             -            (559,615)         352,964
      Repayment of mortgage loans on real estate                             255,996             178,323           91,722
      Net change in short-term securities                                    246,611            (839,436)         656,249
      Purchase of home office property and equipment                          (6,638)            (75,775)         (40,416)
      Purchase of interest in equity method investees                        (12,847)            (75,026)         (51,958)
      Sale of interest in equity method investee                                   -              23,588                -
      Purchase of subsidiary, net of cash acquired                           (11,655)                  -          (11,868)
      Sale of preferred stock of affiliate                                         -                   -          559,408
      Change in loan to affiliate                                           (507,273)             11,447                -
      Options written                                                        603,961             699,877          324,447
      Other, net                                                               2,545             (14,964)         (12,518)
--------------------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                               (3,723,161)         (5,195,782)      (4,611,796)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) financing activities:
      Policyholders' deposits to account balances                          5,858,335           7,201,051        9,525,780
      Policyholders' withdrawals from account balances                    (3,309,471)         (2,563,981)      (1,941,842)
      Policyholders' net transfers between account balances                1,278,775             363,919           48,773
      Change in amounts drawn in excess of bank balances                      73,617             (23,476)         (50,517)
      Capital contribution from parent company                               150,000                   -                -
      Change in mortgage notes payable                                       (12,777)             40,236           19,393
---------------------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                            4,038,479           5,017,749        7,601,587
--------------------------------------------------------------------------------------------------------------------------

                     Net change in cash                                       36,301              (4,803)           9,803

Cash at beginning of year                                                     55,876              60,679           50,876
--------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $         92,177 $            55,876 $         60,679
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Non-cash investing and financing activities:
      Dividend to parent company                                    $              -  $         (130,000) $      (105,000)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

(1)  ORGANIZATION
     Allianz Life Insurance Company of North America (the Company) and subsidiaries is a wholly owned subsidiary of Allianz of America, Inc.
     (AZOA), a wholly owned subsidiary of Allianz Societas Europaea (Allianz
     SE), a European company incorporated in Germany.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2007 statutory net premium written, 97%, 2%, and 1% of the Company's business is annuity, life insurance, and accident and health, respectively. The annuity business is comprised of fixed-indexed, variable, one-year deferred, and five-year deferred annuities representing 61%, 37%, 1%, and 1% of 2007 statutory net premium written, respectively. As a result of the 2006 exiting of certain health business discussed in note 13, going forward accident and health business will be comprised primarily of long-term care. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of whole life and term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. The Company's primary distribution channels are through independent agents, broker/dealers, and third-party marketing organizations.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     BASIS OF PRESENTATION
     The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the Balance Sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements. Such changes in estimates are recorded in the period they are determined.

     INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS
     Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Annuity considerations and policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, and surrender charges for investment products. Similar charges for universal life insurance are included in other life policy considerations on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the insurance enterprise for services to be provided in future periods are not earned in the period assessed. Such amounts shall be reported as unearned premiums, which includes unearned revenue reserves (URR), and recognized in income over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in net investment

                                       9                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     income. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in net interest credited to policyholder account values and annuity benefits, respectively, on the Consolidated Statements of Operations.

     LIFE AND ACCIDENT AND HEALTH INSURANCE
     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     GOODWILL
     Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any.

     Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if an event occurs or circumstances change, which may indicate a reduction of the fair value of a reporting unit below its carrying amount. The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; and revenues and earnings. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

     VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS
     The value of insurance in-force purchased is recorded as the VOBA. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

     Adjustments to VOBA are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

     Intangible assets are identified by the Company in accordance with Statement of Financial Accounting Standards (SFAS) No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, which requires an intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated

                                      10                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

     The Company's intangible assets include trademarks, agent lists, and non-compete agreements that were acquired as a result of the Company's ownership in field marketing organizations. These intangible assets were assigned values using the present value of projected future cash flows as a base and are generally amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the present value of future cash flows and were determined to have an indefinite useful life.

     Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     Recoverability of the value of the non-amortizing intangible assets is assessed under SFAS No. 142, which states that non-amortizing intangible assets shall be tested for recoverability annually or whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     DEFERRED ACQUISITION COSTS
     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. DAC is reviewed for recoverability, at least annually, and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively in the Consolidated Statements of Operations.

                                      11                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily-impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations. See further discussion of the DAC unlocking in note 9.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     DEFERRED SALES INDUCEMENTS
     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in benefits on the Consolidated Statements of Operations. DSI related to a persistency bonus are recorded in life insurance benefits on the Consolidated Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations and policy fees on the Consolidated Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily-impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES
     Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

                                      12                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     POLICY AND CONTRACT ACCOUNT BALANCES
     Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation benefits that may exceed account values are established using capital market assumptions along with estimates of future policyholder behavior.

     POLICY AND CONTRACT CLAIMS
     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE
     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in deferred gain on reinsurance on the Consolidated Balance Sheets. The gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies.

                                      13                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     INVESTMENTS
     The Company classifies certain fixed-maturity and equity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related net unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized. During 2005, the Company created a new portfolio of certain fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The trading portfolio was established to attempt to economically hedge risk associated with liabilities related to fixed-indexed annuities. By policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared. Interest is accrued as earned.

     Securities held under repurchase agreements and forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

     For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income on the Consolidated Statements of Operations.

     Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in net investment income on the Consolidated Statements of Operations. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group data obtained from the American Council of Life Insurers. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

     The loans to affiliates are carried at cost. Interest on the loans to affiliates is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation using the Modified Accelerated Cost Recovery System (MACRS) method over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. At December 31, 2006, some partnerships were accounted for on the equity basis and some were accounted at cost on the Consolidated Balance Sheets. At December 31, 2007, partnerships are recorded at the contracted sale value, which represents fair value of the partnerships. Changes in carrying value are included in net investment income on the Consolidated Statements of Operations.

     The fair value of fixed-maturity securities, securities held under agreements to repurchase, and equity securities are obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. In certain cases, including private assets as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. treasury bonds to estimate a market price; approximately 2.5% of the fixed-maturity securities are


                                      14                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     valued using this method. The models also use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries, approximately 0.4% of the fixed-maturity securities are valued using this method. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. The fair value of mortgage loans on real estate has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. The fair value of the options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. Fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

     Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the Balance Sheet date. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

     The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other-than-temporary. The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will also incur additional impairments should the fair value fall below the book value.

     For the year ended December 31, 2006, the Company adopted Financial Accounting Standard Board (FASB), FASB Staff Position (FSP) FSP FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, to determine whether fixed-income securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. In periods subsequent to the recognition of an other-than-temporary impairment loss, the impaired fixed-maturity security must be accounted for as if it had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity security would be accreted over its remaining life in a prospective manner.

     Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

                                      15                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     INVESTMENTS RECORDED USING THE EQUITY METHOD
     The Company uses the equity method of accounting for various organizations in which the Company holds a minority interest. The Company's proportionate share of gains or losses is reflected in equity in earnings of equity method investees on the Consolidated Statements of Operations.

     ACCOUNTING FOR OPTION AND FUTURES CONTRACTS
     The Company provides additional benefits through certain life and annuity products, which may increase the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprised of a blend of the Dow Jones Industrial Average, FTSE 100, Lehman Brothers U.S. Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits that do not fluctuate with interest rates. The Company has analyzed the characteristics of these benefits and have entered into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics in order to attempt to economically hedge these risks. The Company began entering into exchange-traded futures contracts in 2005 to attempt to increase the effectiveness of the economic hedge. Management monitors correlation of in-force amounts and option and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

     For products based on the growth of the S&P 500 index, the NASDAQ 100 index, and the FTSE 100, the Company transacts in European-Asian call-option contracts. The strike price depends on the product, index period, cap, and credited rate. Four types of options are purchased: five-year options with daily averaging of the index during the last year of the contract, one-year call spread with monthly averaging of the index, 1 and 3 year monthly sum Cliquet options, and 1-year forward/1-month call options. In addition, the Company employed derivative strategies of transacting in combinations of call options, put spread options, and exchange-traded futures contracts. These derivatives are based on the representative index, can be one month to one year in length, and are point to point.

     For variable annuity products that provide minimum guaranteed benefits, the Company's derivative strategy entails using a combination of buying one-year put options and writing one-year call options and transacting in futures contracts tied to a representative index with similar characteristics to attempt to economically hedge these risks, and are point to point.

     The OTC option contracts are reported at fair value on the Consolidated Balance Sheets. The fair value of the options are derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in net investment income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in net investment income on the Consolidated Statements of Operations.

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the Consolidated Statements of Operations. The Company is required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME), Chicago Board of Trade (CBOT), and London International Financial Futures Exchange (LIFFE). The Company retains ownership of the collateral but the collateral resides in an account designated by the exchange and the collateral is subject to specific exchange rules regarding

                                      16                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     rehypothecation. Collateral posted at December 31, 2007 and 2006 had a fair value of $668,385 and $602,166, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

     Realized (losses) gains from option contracts used to attempt to economically hedge certain life and annuity products tied to the S&P 500 index or NASDAQ 100 index were $(211,217), $127,367, and $(21,346) for the years ended December 31, 2007, 2006, and 2005, respectively. Realized gains (losses) on the exercise of options were $10,743, $80,182, and $(99,501) in 2007, 2006, and 2005, respectively. Net realized (losses) gains on futures were $(46,340), $459,046, and $84,970 in 2007, 2006, and 2005,
     respectively. Increases in the policy and contract account balance liability for the index benefit of certain annuity products were $152,379, $1,096,386, and $209,419 in 2007, 2006, and 2005, respectively.

     Realized gains (losses) from option contracts used to attempt to economically hedge certain guaranteed benefits were $15,502, $(2,976), and $(1,454) for the years ended December 31, 2007, 2006, and 2005, respectively. Realized losses on the exercise of options were $(24,484), $(20,388), and $(9,642) in 2007, 2006, and 2005, respectively. Increases in the policy and contract account balance liability for the guaranteed benefit of certain variable annuity products were $62,135, $5,116, and $3,488 in 2007, 2006, and 2005, respectively.

     In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios that were a net liability of $11,806 at December 31, 2007. Within these portfolios, derivatives can be used for hedging, replication, and income generation only.

     The Company also enters into contracts with Allianz SE to attempt to economically hedge risk associated with Allianz SE's stock-based compensation plan. The contracts are recorded at fair value on the Consolidated Balance Sheets with the change in fair value recorded in net investment income on the Consolidated Statements of Operations. (Decreases) increases in fair value of these contracts were $(9,746), $8,788, and $4,389 for the years ended December 31, 2007, 2006, and 2005, respectively. As of December 31, 2007 and 2006, the Company owned 113,830 and 247,986 contracts with a cost of $9,019 and $16,864, respectively, and a fair value of $11,161 and $28,752, respectively.

     The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income-generating purposes. At December 31, 2007 and 2006, 117.3% and 90.0%, respectively, of contractual net exposure was held with five non-affiliated counterparties. Dresdner Bank Aktiengesellschaft, a related party, accounted for 1.1% and 0.4% of contractual net exposure held at December 31, 2007 and 2006, respectively. Management believes that no significant credit risk exists.

     SECURITIES LENDING
     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the Consolidated Statements of Operations.

     The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. Government, U.S. Government Agency, or U.S. Government Agency Mortgage-Backed Securities. Beginning in 2005, the Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. See note 15 for further discussion of this affiliated securities lending.

                                      17                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     RECEIVABLES
     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     HOME OFFICE PROPERTY AND EQUIPMENT
     Property and equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3-7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations.

     Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2007, 2006, and 2005 was $2,274, $2,268, and $2,259, respectively. An addition to the Company's headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,016 and $351 for the periods ended December 31, 2007, and 2006, respectively.

     INCOME TAXES
     The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation (formerly USAllianz Securities, Inc. and Questar Capital Corporation) generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets

                                      18                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 14).

     STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE
     The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 15). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate (see further discussion in note 15). This loan is recorded as contra-equity in accordance with the FASB Emerging Issues Task Force (EITF) 85-1, CLASSIFYING NOTES RECEIVED FOR CAPITAL STOCK.

     STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY
     Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income.

     SEPARATE ACCOUNTS
     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit
     (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations and policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in the liabilities for minimum guarantees are included in annuity benefits on the Consolidated Statements of Operations.

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value.

                                      19                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.
     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.
     o ROLLUP: Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.
     o EARNINGS PROTECTION RIDER: Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least 5 years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

     The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of: the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

                                      20                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                            December 31, 2007                            December 31, 2006
                                            ------------------------------------------   ------------------------------------------
                                            ------------------------------------------   ------------------------------------------
Guaranteed Minimum Death                       Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMDB)                              value          at risk     age (years)       value          at risk     age (years)
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Return of premium                      $    10,990,304  $       9,710         62.0  $     9,320,492  $       1,770         61.0
   Ratchet & return of premium                  3,384,951         45,106         63.6        3,149,129          2,597         62.3
   Ratchet & rollup                             7,654,982        239,775         65.3        8,039,190        175,545         64.0
   Ratchet & earnings protection rider              7,594          3,709         70.9            7,913          2,860         69.5
   Reset                                                -              -          n/a          216,451            968         69.9
   Earnings protection rider                      473,903         37,050         61.8          465,723         37,486         60.6
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $    22,511,734  $     335,350               $    21,198,898  $     221,226
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Income                      Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMIB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Return of premium                      $     3,473,115  $         215         62.6  $       387,572  $         698         66.8
   Ratchet & return of premium                    143,597          1,402         63.2        6,914,101          2,039         61.5
   Ratchet & rollup                            10,901,098         18,625         64.7        8,765,367         12,392         60.0
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $    14,517,810  $      20,242               $    16,067,040  $      15,129
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Accumulation                Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMAB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Five years                             $     8,930,675  $      73,131          n/a  $     7,492,740  $       1,103          n/a
   Ten years                                        9,030              1          n/a            9,537              2          n/a
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $     8,939,705  $      73,132               $     7,502,277  $       1,105
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Withdrawal                  Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMWB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   No living benefit                      $        32,212  $           -          n/a  $             -  $           -          n/a
   Life benefit with optional reset               545,563              -          n/a                -              -          n/a
   Life benefit with automatic reset               66,839              -          n/a                -              -          n/a
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $       644,614  $           -               $             -  $           -
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============


     At December 31, 2007 and 2006, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:


                Investment type              2007               2006
     -------------------------------    ----------------   ---------------
     Mutual funds:
        Bond                          $       1,828,328  $       1,876,101
        Domestic equity                       8,408,134          8,922,135
        International equity                  3,694,314          3,420,021
        Specialty                             5,797,564          4,987,263
                                        ----------------   ---------------
                 Total mutual funds         19,728,340         19,205,520
     Money market funds                        627,393            440,739
     Other                                  20,355,733         19,646,259
                                        ----------------   ---------------
                 Total                $     20,541,717   $     19,837,566
                                        ================   ===============


                                      21                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:


                                                GMDB               GMIB              GMAB             Totals
------------------------------------------------------------------------------------------------------------------

Balance as of December 31, 2005          $          31,980  $         18,278  $         17,441  $          67,699
     Incurred guaranteed benefits                    7,741            10,002            (8,126)             9,617
     Paid guaranteed benefits                       (4,415)                -                 -             (4,415)
                                           -----------------------------------------------------------------------
Balance as of December 31, 2006                     35,306               28,280          9,315             72,901
                                           -----------------------------------------------------------------------
     Incurred guaranteed benefits                    7,481            12,893            (3,522)            16,852
     Paid guaranteed benefits                       (4,802)                -                 -             (4,802)
                                           -----------------------------------------------------------------------
Balance as of December 31, 2007          $          37,985  $         41,173  $          5,793  $          84,951
                                           =======================================================================

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The GMAB and GMWB liabilities are determined each period by estimating the expected future claims and the expected future profits and taking the difference. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy's first anniversary date. Thus, at December 31, 2007, there were no reserves established for products with GMWB benefits.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2007 and 2006:
     o    100 stochastically generated investment performance scenarios.
     o    Mean investment performance assumption was 7.96%.
     o    Volatility assumption was 13.69%.
     o Mortality is assumed to be 60% of the 1994 MGDB Mortality Table as of December 31, 2007 and 2006, respectively.
     o Lapse rates vary by contract type and duration. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%. As of December 31, 2006, spike rates could approach 40%, with an ultimate rate around 15%.
     o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
     o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

     GMAB liabilities are considered to be derivatives under SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and are recognized at fair value in future policy benefit reserves on the Consolidated Balance Sheets, with changes in fair value included in net investment income on the Consolidated Statements of Operations.

                                      22                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     PERMITTED STATUTORY ACCOUNTING PRACTICES
     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED
     In September 2006, the FASB issued EITF Issue 06-5, ACCOUNTING FOR PURCHASES OF LIFE INSURANCE - DETERMINING THE AMOUNT THAT COULD BE REALIZED IN ACCORDANCE WITH FASB TECHNICAL BULLETIN NO. 85-4, ACCOUNTING FOR PURCHASES OF LIFE INSURANCE (EITF 06-5). EITF 06-5 requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender certificate by certificate in a group policy. EITF 06-5 was effective for fiscal years beginning after December 15, 2006. The Company adopted EITF 06-5 on January 1, 2007. Adoption of EITF 06-5 resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

     In June 2006, the FASB issued FASB Interpretation (FIN) No. 48 (FIN 48), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109, Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the Consolidated Financial Statements.

     In May 2007, the FASB issued FASB Staff Position (FSP) FIN 48-1 (FSP FIN 48-1), DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48. The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In March 2006, the FASB issued SFAS No. 156, ACCOUNTING FOR SERVICING OF FINANCIAL ASSETS (SFAS NO. 156), AN AMENDMENT TO SFAS NO. 140. SFAS No. 156 requires that servicing assets or liabilities be initially measured at fair value, with subsequent changes in value reported based on either a fair value or amortized cost approach for each class of servicing asset or liabilities. Under previous guidance, such servicing assets or liabilities were initially measured at historical cost and the amortized cost method was required for subsequent reporting. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS, WHICH AMENDS FASB STATEMENTS NO. 133 AND NO.
     140. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, RECOGNITION AND MEASUREMENT OF DERIVATIVES:
     APPLICATION OF STATEMENT 133 TO BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. This Statement is effective for all financial instruments

                                      23                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS
     (DAC) ON INTERNAL REPLACEMENTS, which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and the contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing-off the existing DAC balance. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Consolidated Financial Statements.

     In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this SAB did not have a material impact on the Consolidated Financial Statements.

     In September 2006, the FASB issued SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R), which improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. This was effective for public companies with fiscal years ending after December 15, 2006. The Company did have an impact from the adoption as disclosed in note 16. The Statement also requires that an employer measure the funded status of a plan as of the date of its year-end. This is effective for fiscal years ending after December 15, 2008. The Company expects to adopt this guidance on December 31, 2008 and is currently assessing the impact that changing from a September 30 measurement date to a December 31 measurement date will have on the Company's Consolidated Financial Statements.

     In November 2005, the FASB issued FSP FAS 115-1 and FSP FAS 124-1 effective for reporting periods beginning after December 15, 2005. The FSP provides guidance on when an investment is considered impaired, whether that impairment is other than temporary, subsequent recognition of other-than-temporary impairment, and disclosures about unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $612,635 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC, DSI, VOBA, URR and the AAR. The investment losses were offset by increases of $322,676 in DAC, $34,424 in DSI, $7,472 in VOBA, $39,323 in URR, and a reduction of $19,715 in the AAR.

     In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. This standard was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

                                      24                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In January 2005, the FASB issued SFAS No. 123 (Revised), SHARE-BASED PAYMENT, which requires non-public entities to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award at the grant date. This Statement also requires the cost of the reward to be recognized over the period in which the employee provided related services. This Statement is effective for years beginning after December 15, 2005; however, the Company chose to adopt early. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED
     In March 2008, the FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO.
     133. This statement requires enhanced disclosures about an entity's derivative and hedging activities and thereby improves the transparency of financial reporting. This statement is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company plans to adopt this guidance effective January 1, 2009.

     In December 2007, the FASB issued SFAS No. 141 (revised 2007) (SFAS 141(R)), BUSINESS COMBINATIONS. This statement creates greater consistency in the accounting and financial reporting of business combinations. SFAS No. 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. This statement is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company will apply SFAS No. 141(R) to business combinations with acquisition dates on or after January 1, 2009.

     In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN AMENDMENT OF ARB 51 (SFAS 160). This statement provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the consolidated financial statements. SFAS 160 also requires that accounting for transactions between an entity and noncontrolling interests be treated as equity transactions. SFAS No. 160 is effective for fiscal years beginning on or after December 15, 2008. This Statement is to be applied prospectively, except for the presentation and disclosure requirements. The presentation and disclosure requirements are to be applied retrospectively for all periods presented. The Company does not expect SFAS No. 160 to have a material financial impact upon adoption.

     In February 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES. This statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Consolidated Statements of Operations. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating the effect of this statement on its Consolidated Financial Statements.

     In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENTS (SFAS No. 157). For financial statement elements currently required to be measured at fair value, this statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS No. 157 provides guidance on how to measure fair value when required under existing accounting standards. In February 2008, the FASB issued FSP FAS 157-1, APPLICATION OF FASB STATEMENT NO. 157 TO FASB STATEMENT NO. 13 AND OTHER ACCOUNTING PRONOUNCEMENTS THAT ADDRESS FAIR VALUE MEASUREMENTS FOR PURPOSES OF LEASE CLASSIFICATION OR MEASUREMENT UNDER STATEMENT 13 and FSP FAS 157-2 EFFECTIVE DATE OF FASB STATEMENT NO. 157. FSP FAS 157-1 amends SFAS 157 to exclude SFAS No. 13, ACCOUNTING FOR LEASES

                                      25                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (SFAS 13), and other accounting pronouncements that address fair value measurements under SFAS No. 13. FSP FAS 157-2 delays the effective date of SFAS No. 157 for certain nonfinancial assets and nonfinancial liabilities. The two FSPs will not have an impact on the Company's adoption of SFAS No.
     157. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating the effect of this statement on its Consolidated Financial Statements.

     RECLASSIFICATIONS AND IMMATERIAL CORRECTIONS
     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2007, the Company reclassified certain investment expenses from affiliated net investment income to non-affiliated net investment income.

     The reclassification resulted in adjustments to the Consolidated Statements of Operations as presented in the table below:

                                                2006                                                    2005
                                          --------------------------------------  --------------------------------------
                                          --------------------------------------  --------------------------------------
                                          As originally  Adjustment As adjusted As originally  Adjustment As adjusted
                                              reported                            reported
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------
Revenue
     Net investment income, affiliated     $    15,942   $ 23,081   $    39,023 $    18,955   $ 20,100      $    39,055
     Net investment income, non-affiliated   1,673,746    (23,081)    1,650,665   1,406,993    (20,100)       1,386,893
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------
            Total revenue                  $ 1,997,849   $ -        $ 1,997,849 $ 2,253,679   $     -       $ 2,253,679
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------

     During 2007, following the issuance of the 2006 and 2005 Consolidated Financial Statements and Supplemental Schedules, the Company identified two reclassification errors. One of the reclassifications impacted the Consolidated Statements of Cash Flows only, and the other reclassification impacted both the Consolidated Balance Sheets and the Consolidated Statements of Cash Flows. The reclassification amounts, and reporting implications, are detailed below:

     The first reclassification (Adjustment 1) related to the presentation of the sale of an interest in an equity method investee. In 2006, Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales LLC (Life Sales) for $23,587. The Company's investment interest in Life Sales amounted to $1,136, which resulted in a gain of $22,451 on the sale. The gain was incorrectly reported as a cash outflow in the investing activities section of the 2006 Consolidated Statement of Cash Flows with an offsetting amount recorded in operating activities. Adjustment 1 also caused a misstatement of the net cash provided by operating activities. The Company has adjusted certain amounts in the 2006 Consolidated Statement of Cash Flows, to present the gain from the sale as a cash inflow from investing activities. This adjustment did not affect the Company's previously reported revenue, net income, stockholder's equity, total cash flows, or cash balances.

     The second reclassification (Adjustment 2) is related to the classification of negative cash balances, where the right of set off exists. Additional analysis of the cash accounts during 2007 resulted in the determination that certain negative cash accounts met the conditions of the right of set off, and therefore, $126,746 and $77,154 were reclassified from other liabilities to cash for 2006 and 2005, respectively.

     As a result of the reclassification of Adjustment 1 and Adjustment 2, the Company has adjusted certain items within the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. The adjusted items are presented in the tables below:

                                      26                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

                           Balance Sheet
                      As of December 31, 2006


                                                                     As originally reported Adjustment 2       As adjusted
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Assets
        Cash                                                                $ 182,622       $ (126,746)          $ 55,876
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total assets                                                   74,135,981         (126,746)        74,009,235
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Liabilities and Stockholder's Equity
        Other liabilities                                                     239,868          (126,746)          113,122
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                              70,703,899          (126,746)       70,577,153
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total liabilities and stockholder's equity                    $74,135,981        $ (126,746)      $74,009,235
--------------------------------------------------------------------------------------------------------------------------

                       Statement of Cash Flow
                For the year ended December 31, 2006

                                                            As originally reported Adjustment 1     Adjustment 2      As adjusted
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net income to net
     cash provided by (used in) operating activities
        Realized investment losses (gains)                         $ 565,711        $ (22,451)       $ -              $ 543,260
        Change in:
            Accrued expenses and other liabilities                   137,485          (22,451)                -         115,034
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               Total adjustments to reconcile net income
               to net cash provided by (used in)
               operating activities                                  (36,392)         (44,902)                -         (81,294)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) operating activities          218,132          (44,902)                -         173,230
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) investing activities
        Sale of interest in equity method investees                  (22,451)          46,039                   -        23,588
        Other, net                                                   (13,827)          (1,137)                  -       (14,964)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by investing actvities        (5,240,684)          44,902                   -    (5,195,782)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities
        Change in amounts drawn in excess of bank balances            26,116                -          (49,592)         (23,476)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing actvities         5,067,341                -          (49,592)       5,017,749
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
            Net change in cash                                        44,789                -           (49,592)         (4,803)
Cash at beginning of year                                            137,833                -           (77,154)         60,679
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                $ 182,622              $ -        $ (126,746)       $ 55,876
--------------------------------------------------------------------------------------------------------------------------------

                                      27                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

                       Statement of Cash Flow
                For the year ended December 31, 2005


                                                                  As originally reported Adjustment 2     As adjusted
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities
        Change in amounts drawn in excess of bank balances                   $ 14,672    $ (65,189)         $ (50,517)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing actvities                  7,666,776         (65,189)      7,601,587
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
            Net change in cash                                                 74,992         (65,189)          9,803
Cash at beginning of year                                                      62,841         (11,965)         50,876
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                         $ 137,833       $ (77,154)       $ 60,679
----------------------------------------------------------------------------------------------------------------------


(3)  RISK DISCLOSURES
     The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- rate and variable-rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least quarterly.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Asset Liability Management Committee (ALM) specifies the asset allocation among major asset classes and a benchmark for each asset class. ALM provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. ALM is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. ALM, and subsequently the Board of Directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed-income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

                                      28                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     In the Company's efforts to manage the potentially increased liquidity needs due to product hedging strategies, the Company has a multi-tiered plan to meet projected cash needs even in unlikely scenarios. In addition, the Company has a substantial portfolio of deferred annuity products designed around a two-tiered structure. Two-tier annuities provide two distinct values to the policyholder for settlement of their annuity proceeds. One value is established for policyholders choosing a cash surrender option and an additional value is established for those choosing an annuitization payment option. The annuitization value is greater than the surrender value and typically includes higher excess interest and index credits and premium bonuses. Since the predominant way policyholders receive their benefits from the annuity is through annuitization of the policy's value, this limits the disintermediation risk to the Company. Benefits are received over a period of years as opposed to total lump-sum surrender of the policy's cash value.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins.

     The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The two-tier design discussed above further reduces interest rate risk during annuitization, as the Company has the management option to increase or decrease policyholder participation rates and caps used to calculate policyholder credits to offset changes in expected investment performance. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Fixed indexed annuity (FIA) products increase the policy value based on the growth of market indexes (S&P 500 and NASDAQ 100). The Company attempts to hedge this exposure with a combination of OTC and exchange-traded derivatives tailored to FIA product structures to manage potential policyholder benefit obligations.

     An additional risk is that some variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company has adopted an economic hedging program using derivative instruments (S&P 500 index futures) to attempt to manage this risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

                                      29                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders. The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are at least as rigorous, and usually exceeding, the requirements of regulators.

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company's. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed on a quarterly basis to assess how rating agency capital adequacy models would be impacted by severe economic events.


(4)  ACQUISITION OF BUSINESS
     On April 1, 2007, the Company purchased 100% of all issued and outstanding shares of common stock of Templeton Funds Annuity Company (TFAC) from Franklin Agency, Inc., a wholly owned subsidiary of Franklin Resources, Inc. (FRI). TFAC was subsequently renamed Allianz Life and Annuity Company
     (ALAC). The results of operations and financial condition of ALAC, which are not material, have been included in the consolidated financial statements since April 1, 2007. ALAC is a life insurance company licensed in forty-five states and the District of Columbia. It has existing variable annuity insurance contracts and is not actively selling or marketing any of the existing products. The primary reason for this acquisition was to obtain the variable annuity licenses, which will be used to issue new products in the future.

     The Company completed the acquisition on April 1, 2007 for a purchase price of $14,542. The purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The Company has assigned $11,276 to tangible net assets, and $2,050 to identifiable intangible assets consisting of insurance licenses. These intangible assets have indefinite lives and are not amortized but are instead subject to impairment tests. The excess of the purchase price over the estimated fair values of net assets acquired was recorded as goodwill in the amount of $1,216. The goodwill and intangible assets are nondeductible for tax purposes. This acquisition was accounted for using the purchase method.

                                      30                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition of April 1, 2007:

Cash                                        $    2,887
Other current assets                             9,700
Intangible assets                                2,050
Goodwill                                         1,216
Separate account assets                          9,338
                                           ------------
Total assets acquired                           25,191
                                           ------------

Current liabilities                              1,311
Separate account liabilities                     9,338
                                           ------------
                                           ------------
Total liabilities assumed                       10,649
                                           ------------

Net assets acquired                           $ 14,542
                                           ============

     In November 2005, the Company purchased Yorktown Financial Companies, Inc., for a purchase price, net of cash acquired, of $20,268, and recorded goodwill of $18,167. The transaction was recorded using the purchase method of accounting.


                                      31                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (5) INVESTMENTS

     At December 31, 2007 and 2006, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table:


                                                            Amortized            Gross            Gross          Estimated
                                                              cost            unrealized        unrealized          fair
                                                             or cost             gains            losses           value
-------------------------------------------------------------------------------------------------------------------------------

2007:
     Fixed-maturity securities:
        U.S. government                                       $ 1,929,269         $ 168,500             $ -        $ 2,097,769
        Agencies not backed by the full faith
            and credit of the U.S. government                      33,726             2,404               -             36,130
        States and political subdivisions                         289,978            17,711               -            307,689
        Foreign government                                        215,739            13,756               -            229,495
        Public utilities                                        1,451,535            38,805               -          1,490,340
        Corporate securities                                   19,015,811           547,864               -         19,563,675
        Mortgage-backed securities                             10,276,194           342,603               -         10,618,797
        Collateralized mortgage obligations                        45,180             2,247               -             47,427
-------------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                    33,257,432         1,133,890               -         34,391,322
     Equity securities                                             17,601               222           1,104             16,719
-------------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities               $33,275,033       $ 1,134,112         $ 1,104       $ 34,408,041
-------------------------------------------------------------------------------------------------------------------------------

2006:
     Fixed-maturity securities:
        U.S. government                                       $ 2,030,504             $ 852             $ -        $ 2,031,356
        Agencies not backed by the full faith
            and credit of the U.S. government                      61,700               837               -             62,537
        States and political subdivisions                         308,140             8,173               -            316,313
        Foreign government                                        185,094             5,724               -            190,818
        Public utilities                                        1,380,157            27,335               -          1,407,492
        Corporate securities                                   17,429,070           388,860               -         17,817,930
        Mortgage-backed securities                              9,949,161            17,273               -          9,966,434
        Collateralized mortgage obligations                        55,474             1,833               -             57,307
-------------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                    31,399,300           450,887               -         31,850,187
     Equity securities                                              4,940               349               2              5,287
-------------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities               $31,404,240         $ 451,236             $ 2       $ 31,855,474
-------------------------------------------------------------------------------------------------------------------------------


                                      32                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The net unrealized gains (losses) on available-for-sale securities consist of the following at December 31:


                                                              2007               2006                2005
---------------------------------------------------------------------------------------------------------------

Available-for-sale:
     Fixed maturities                                        $ 1,133,890          $ 450,887          $ 287,425
     Securities held under agreements

        to repurchase                                                  -                  -            (21,989)

     Equities                                                       (882)               347             95,514
Adjustments for:
     DAC                                                        (599,149)          (258,680)          (147,489)
     VOBA                                                        (23,332)            (9,013)            (4,508)
     DSI                                                         (60,981)           (24,405)           (16,050)
     URR                                                          63,392             33,862                  -
     Deferred taxes                                             (179,529)           (67,729)           (67,515)
---------------------------------------------------------------------------------------------------------------

        Net unrealized gains                                   $ 333,409          $ 125,269          $ 125,388
---------------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on available-for-sale fixed-maturity securities and securities held under agreements to repurchase, before adjustments for deferred taxes, DAC, VOBA, DSI, and URR were $683,003, $185,451, and $(554,355) for the years ended December 31, 2007, 2006, and 2005, respectively.

     The changes in net unrealized (losses) on available-for-sale equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(1,229), $(95,167), and $(18,711) for the years ended December 31, 2007, 2006, and 2005, respectively.

     The amortized cost and estimated fair value of available-for-sale fixed-maturity securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $10,574,954 as of December 31, 2007.

                                                                        Amortized             Estimated
                                                                          cost               fair value
---------------------------------------------------------------------------------------------------------------
Available-for-sale:
      Due in one year or less                                              $ 239,019             $ 240,836
      Due after one year through five years                                2,786,120             2,876,150
      Due after five years through ten years                               8,937,440             9,154,078
      Due after ten years                                                 10,973,479            11,454,034
      Mortgage-backed securities and collateralized
           mortgage obligations                                           10,321,374            10,666,224
---------------------------------------------------------------------------------------------------------------

           Total available-for-sale fixed-maturity securities            $33,257,432           $34,391,322
---------------------------------------------------------------------------------------------------------------

                                      33                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Proceeds from sales of available-for-sale fixed-maturity securities investments were $1,118,979, $5,636,908, and $6,581,975 during 2007, 2006, and 2005, respectively. Proceeds from tax-free and taxable exchanges for available-for-sale fixed-maturity securities were $0, $1,160, and $32,136 during 2007, 2006, and 2005, respectively. Gross gains of $43,633, $44,105, and $93,165 and gross losses of $42,273, $55,714, and $35,948 were realized on those sales and tax-free and taxable exchanges of securities in 2007, 2006, and 2005, respectively. In 2007, 2006, and 2005, losses of $773,279,
     $612,766, and $1,949, respectively, were recognized on available-for-sale fixed-maturity securities for other-than-temporary impairment.

     As discussed in note 2, the Company established a trading portfolio during 2005. Proceeds from sales of trading fixed-maturity securities investments were $556,061, $172,653, and $317,482 during 2007, 2006, and 2005, respectively. Proceeds from tax-free exchanges from trading fixed-maturity securities were $0, $5,240, and $0 during 2007, 2006, and 2005, respectively. Gross gains of $4,039, $4, and $3,172 and gross losses of $7,243, $1,326, and $2,961 were realized on those sales of trading fixed-maturity securities in 2007, 2006, and 2005, respectively. Proceeds from sales of trading equity securities investments were $3,560, $5,894, and $7,397. Gross gains of $223, $6, and $0 and gross losses of $3, $248, and $184 were realized on those sales during 2007, 2006, and 2005, respectively. Trading securities had realized gross gains of $53,246, $17,319, and $25,098 and realized gross losses of $5,820, $74,512, and $45,915 in realized investment gains on the Consolidated Statements of Operations for 2007, 2006, and 2005, respectively. Trading forward commitments of $0, $0, and $644,299 were purchased and $0, $0, and $645,510 were sold by the Company, generating realized gross gains of $0, $0, and $1,211 on sales during 2007, 2006, and 2005, respectively. There were no losses realized in 2007, 2006, or 2005.

     Proceeds from the sale of available-for-sale equity securities were $68,229, $506,311, and $1,014,145 during 2007, 2006, and 2005, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from available-for-sale equity securities were $0, $3,868, and $12,615 during 2007, 2006, and 2005, respectively. Gross gains of $1,410, $102,652, and $55,595 and gross losses of $617, $6,875, and $22,696 were realized on those sales in 2007, 2006, and 2005, respectively. In 2007, 2006, and 2005, losses of $76, $29, and $12,122, respectively, were recognized on available-for-sale equity securities for other-than-temporary impairment.

     On March 18, 2008, the Company purchased $638,000 of investment-grade fixed maturity securities at fair value from a related party.

     As of December 31, 2007 and 2006, investments with a carrying value of $91,063 and $68,347, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     As of December 31, 2007 and 2006, the Company held options purchased (asset) with an amortized cost of $482,639 and $577,906, respectively, and fair value of $379,855 and $712,772, respectively. The notional amounts of the option contracts purchased were $21,245,193 and $32,277,493 at December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, the Company held options sold (liability) with a basis of $304,351 and $378,469 and fair value of $218,108 and $324,094, respectively. The notional amounts of the option contracts sold were $18,497,585 and $29,689,655 at December 31, 2007 and 2006, respectively.

     As of December 31, 2007 and 2006, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index.

     In 2006, the Company sold its interest in Life Sales, a third-party marketing organization. This resulted in a pre-tax gain of $22,451, which is included in the realized investment gains on the Consolidated Statements of Operations.

                                      34                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Net realized investment gains (losses) for the years ended December 31, 2007, 2006, and 2005 are summarized as follows:


                                                                                        2007               2006          2005
--------------------------------------------------------------------------------------------------------------------------------

Available-for-sale:
      Fixed-maturity securities - sales                                                $ 1,360          $ (11,609)     $ 57,217
      Fixed-maturity securities - other-than-temporary impairments                    (773,279)          (612,766)       (1,949)
      Equity securities                                                                    717             95,748        20,777
Mortgage loans on real estate                                                           (9,884)           (11,935)       (4,025)
Real estate                                                                             33,320             21,451         8,922
Gain on sale of Life Sales                                                                   -             22,451             -
Other                                                                                   (7,654)            (1,996)         (102)
--------------------------------------------------------------------------------------------------------------------------------
                Subtotal                                                              (755,420)          (498,656)       80,840
Trading gains (losses), net                                                             44,442            (58,757)      (19,579)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    Net (losses) gains                                               $(710,978)         $(557,413)     $ 61,261
--------------------------------------------------------------------------------------------------------------------------------

     The increase in other-than-temporary impairments beginning in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1 is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

     The Company's investment in mortgage loans on real estate at December 31, 2007 and 2006 is summarized as follows:


                                                   2007              2006
------------------------------------------------------------------------------

Mortgage loans on real estate:
     Commerical                                 $4,442,855        $ 3,402,303
     Residential                                     1,573              1,988
     Valuation allowances                          (42,214)           (32,330)
------------------------------------------------------------------------------
           Total mortgage loans on real estate  $4,402,214        $ 3,371,961
------------------------------------------------------------------------------

     At December 31, 2007, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 41.0% or $1,823,506, and 11.8% or $523,516, respectively. At December 31, 2006, mortgage loans on real estate in California and Texas exceeded the 10% concentration level by state with concentrations of 34.4% or $1,170,186, and 15.7% or $534,793, respectively.

     Interest rates on investments in new mortgage loans ranged from a minimum of 5.54% to a maximum of 6.55%. The maximum percentage of the loan to the value of the security of any one loan was 80%.

     The valuation allowances on mortgage loans on real estate at December 31, 2007, 2006, and 2005 and the changes in the allowance for the years then ended are summarized as follows:


                                                                           2007              2006              2005
-----------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                               $ 32,330          $ 20,395           $ 16,370

     Charged to operations                                                  9,884            11,935              4,025
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                     $ 42,214          $ 32,330           $ 20,395
-----------------------------------------------------------------------------------------------------------------------


                                      35                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Major categories of net investment income for the respective years ended
     December 31 are shown below. Net investment income related to securities held under repurchase agreements is shown with fixed-maturity securities, and was $0, $5,512, and $46,330 in 2007, 2006, and 2005, respectively.

                                                                  2007               2006                2005
-----------------------------------------------------------------------------------------------------------------

Interest:
     Available-for-sale fixed-maturity securities             $ 1,912,421        $ 1,657,920         $ 1,361,508
     Mortgage loans on real estate                                239,081            176,235             102,797
     Policy loans                                                  11,384              9,182               7,404
     Short-term securities                                         44,910             76,047              55,713
Dividends from available-for-sale common stock                        173                335              17,287
Change in fair value of equity-indexed
     annuity-related reserves                                    (152,379)        (1,096,386)           (209,419)
Change in fair value of equity-indexed annuity
     and guaranteed benefit-related options                      (195,715)           124,391             (22,799)
(Loss) gain on exercise of equity-indexed annuity and
     guaranteed benefit-related options                           (13,741)            59,794            (109,142)
(Loss) gain on exercise of equity-indexed annuity and
     guaranteed benefit-related futures                           (43,820)           459,046              84,970
Change in fair value and (loss) gain on
     exercise of other options                                       (272)                 -                   -
Interest on assets held by reinsurers                               3,817              4,054               4,424
Rental income on real estate                                       34,116             36,780              33,785
Interest on loans to affiliates                                    27,871             35,030              35,648
Other invested assets                                              44,686             20,227              11,045
Investment income on trading securities                           298,908            188,468             105,145
-----------------------------------------------------------------------------------------------------------------
        Total investment income                                 2,211,440          1,751,123           1,478,366
Investment expenses                                                49,880             61,435              52,418
-----------------------------------------------------------------------------------------------------------------

            Net investment income                             $ 2,161,560        $ 1,689,688         $ 1,425,948
-----------------------------------------------------------------------------------------------------------------

                                      36                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:


                                      12 months or less                 Greater than 12 months          Total
                                      ----------------------------   -----------------------------   -----------------------------
                                      --------------------------------------------------------------------------------------------
                                       Fair value     Unrealized losseFair value      Unrealized losseFair value   Unrealized losses
                                      --------------------------------------------------------------------------------------------
                                      ----------------------------   -----------------------------   -----------------------------
2007:
    Equity securities                     $ 16,174        $ 1,104             $ -             $ -        $ 16,174         $ 1,104
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securities   $ 16,174        $ 1,104             $ -             $ -        $ 16,174         $ 1,104
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

2006:
    Equity securities                        $ 348            $ 2             $ -             $ -           $ 348             $ 2
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securities      $ 348            $ 2             $ -             $ -           $ 348             $ 2
----------------------------------------------------------------------------------------------------------------------------------

     As of December 31, 2007 and 2006, there were no available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities, and 3 and 4, respectively, for equity securities.

     The Company's investment portfolio includes mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

                                      37                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (6) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                         2007                               2006
------------------------------------------------------------------------------------------------------------------------
                                                       Carrying            Fair           Carrying            Fair
                                                        amount            value            amount            value
                                                     --------------   ---------------   --------------   ---------------
Financial assets:
    Available for sale:
       Fixed-maturity securities:
          U.S. government                          $     2,097,769  $      2,097,769  $     2,031,356  $      2,031,356
          Agencies not backed by the full faith
              and credit of the U.S. government             36,130            36,130           62,537            62,537
          States and political subdivisions                307,689           307,689          316,313           316,313
          Foreign governments                              229,495           229,495          190,818           190,818
          Public utilities                               1,490,340         1,490,340        1,407,492         1,407,492
          Corporate securities                          19,563,675        19,563,675       17,817,930        17,817,930
          Mortgage-backed securities                    10,618,797        10,618,797        9,966,434         9,966,434
          Collateralized mortgage obligations               47,427            47,427           57,307            57,307
       Equity securities                                    16,719            16,719            5,287             5,287
    Trading:
       Fixed-maturity securities:
          U.S. government                                1,208,702         1,208,702        1,203,299         1,203,299
          Agencies not backed by the full faith
              and credit of the U.S. government             21,169            21,169           20,355            20,355
          States and political subdivisions                 57,363            57,363           55,758            55,758
          Foreign governments                               41,508            41,508           36,704            36,704
          Public utilities                                 299,256           299,256          175,246           175,246
          Corporate securities                           3,460,176         3,460,176        2,146,631         2,146,631
          Mortgage-backed securities                       897,377           897,377          723,681           723,681
          Collateralized mortgage obligations               41,542            41,542                -                 -
       Equity securities                                    29,325            29,325           23,198            23,198
    Mortgage loans on real estate                        4,402,214         4,384,442        3,371,961         3,378,766
    Short-term securities                                  737,039           737,039          983,650           983,650
    Options                                                379,855           379,855          712,772           712,772
    Loans to affiliates                                    725,826           731,283          218,553           221,901
    Policy loans                                           169,058           169,058          146,139           146,139
    Cash                                                    92,177            92,177           55,876            55,876
    Separate account assets                             20,541,717        20,541,717       19,837,566        19,837,566

Financial liabilities:
    Investment contracts                                44,922,911        39,037,986       41,957,947        36,338,059
    Option liability                                       218,108           218,108          324,094           324,094
    Mortgage notes payable                                 134,123           141,958          146,900           156,059
    Separate account liabilities                        20,541,717        19,673,882       19,837,566        18,957,500
------------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity and equity indexed universal life products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets.

     The fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

                                      38                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved. Fair value of mortgage notes payable is the present value pay-off amount, calculated using current market interest rates, including unpaid principal balance and any applicable prepayment fees. The fair value of the option liability is derived internally.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7)      GOODWILL

     Goodwill at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:


                                                                     2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $        495,243  $      428,323  $       358,198

     Increased ownership in partially owned
     field marketing organizations                                     6,181          66,920           51,958
     Acquisition of broker-dealer                                          -               -           18,167
     Acquisition of TFAC                                               1,216               -                -
                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $        502,640  $      495,243  $       428,323
                                                            --------------------------------------------------

     Increase in goodwill is the result of the exercise of put options by minority-owned field marketing organizations in 2007 and 2006 requiring the Company to purchase part or all of the stock or member interests of the organizations, and the 2007 acquisition of TFAC. See notes 4 and 18 for further information. There was no goodwill impairment in 2007, 2006, or 2005.

(8)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

     VOBA at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:

                                                                   2007          2006          2005
-----------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $     53,844  $     66,373  $     48,517
Interest                                                           1,137         1,313         2,810
Amortization                                                     (12,350)       (9,338)       (1,417)
Change in shadow VOBA                                            (14,319)       (4,504)       16,463
                                                            -----------------------------------------
Balance, end of year                                        $     28,312  $     53,844  $     66,373
                                                            -----------------------------------------

     The net amortization of the VOBA in each of the next five years is expected to be:

         2008           $        6,642
         2009                    6,931
         2010                    4,465
         2011                    4,013
         2012                    3,700


                                      39                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Intangible assets at December 31, 2007, 2006, and 2005 and the changes in the balance for the years then ended are as follows:

                                                                     2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $         10,489  $       39,519  $        34,844
                                                                           -
     Addition                                                          2,482           5,390           10,140
     Amortization                                                     (2,669)         (4,770)          (5,465)
     Impairment                                                            -         (29,650)               -

                                                             -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $         10,302  $       10,489  $        39,519
                                                            --------------------------------------------------

     Amortization of intangible assets in each of the next five years is expected to be:

         2008           $        2,615
         2009                    2,352
         2010                    1,587
         2011                      630
         2012                       43

     During 2006, an impairment of the Contractual Right Intangible Asset totaling $29,650 was recorded associated with the anticipated sale of a subsidiary that served as the administrator of the Company's variable annuity business. The impairment was determined based on the offers received from potential buyers for the subsidiary. The Company is continuing to evaluate future business operations for this subsidiary. The impairment is included in general and administrative expenses on the 2006
     Consolidated Statement of Operations.

     During 2007 and 2006, there were no other events or changes, other than as described above, in circumstances that warranted recoverability testing for intangible assets.

(9)  DEFERRED ACQUISITION COSTS

     DAC at December 31, 2007, 2006 and 2005 and the changes in the balance for the years then ended are as follows:

                                                                    2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $      5,265,226  $    4,326,771  $     3,077,824
                                                                           -
     Capitalization                                                  919,445       1,166,321        1,411,789
     Interest                                                        177,153         161,169          139,492
     Amortization                                                   (445,863)       (277,844)        (546,402)
     Change in shadow DAC                                           (340,469)       (111,191)         244,068

                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $      5,575,492  $    5,265,226  $     4,326,771
                                                            --------------------------------------------------

                                      40                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company reviews its best estimate assumptions each year and typically records "unlocking" as appropriate. During 2007, the Company completed a comprehensive study of assumptions underlying estimated gross profits
     (EGP), resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits. The pre-tax impact on the Company's assets and liabilities as a result of the unlocking during 2007 was as follows:


              Assets
                   DAC                                         $ (185,748)
                   DSI                                            (20,290)
                                                         -----------------
                      Total asset decrease                       (206,038)

              Liabilities
                   Policy and contract account balances          (478,733)
                   Future policy benefit reserves                  (7,810)
                                                         -----------------
                      Total liabilities decrease                 (486,543)
                                                         -----------------

              Net increase to income before taxes                 280,505
                   Deferred income tax expense                     98,177
                                                         -----------------
              Net increase to net income                     $ 182,328
                                                         =================


(10) DEFERRED SALES INDUCEMENTS
     DSI at December 31, 2007, 2006, and 2005 and the changes in the balance for years then ended are as follows:

                                                                    2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $        721,322 $       590,537  $       372,278

     Capitalization                                                  118,863         152,416          235,200
     Amortization                                                    (64,013)        (36,343)         (61,132)
     Interest                                                         28,320          23,067           19,032
     Change in shadow DSI                                            (36,576)         (8,355)          25,159

                                                               --------------   -------------    -------------
                                                            --------------------------------------------------
Balance, end of year                                        $        767,916 $       721,322  $       590,537
                                                            --------------------------------------------------

(11) MORTGAGE NOTES PAYABLE
     In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. In June 2006, the loan was paid in full.

     In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company for the Company's headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern Mutual Life Insurance Company in conjunction with the construction of an addition to the Company's headquarters of $65,000. This loan was funded in June 2006 and combined with the existing mortgage. As of December 31, 2007 and 2006, the combined loan had a balance of $134,123 and

                                      41                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     $138,900, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company's headquarters.

     The Company has long-term debt in the form of a mortgage on an investment in real estate in the amount of $0 and $8,000 as of December 31, 2007 and 2006, respectively. The interest on the loan was paid each month at 7.22% annually. The loan was paid in full in August 2007.

     Interest expense for all loans was $7,942, $5,352, and $5,217 in 2007, 2006, and 2005, respectively, and is presented in general and administrative expenses in the Consolidated Statements of Operations.

     The future principal payments required under the Northwestern Mutual Life Insurance Company's loan are as follows:


2008                                          $        5,048
2009                                                   5,334
2010                                                   5,636
2011                                                   5,955
2012 and beyond                                      112,150
-------------------------------------------------------------
Total                                         $      134,123
-------------------------------------------------------------

(12) ACCIDENT AND HEALTH CLAIM RESERVES
     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2007 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.

                                      42                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Activity in the accident and health claim reserves is summarized as follows:


                                                                     2007              2006              2005
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
     of $329,398, $215,327, and $195,333, respectively        $         60,189 $         155,552 $         133,523

Adjustment primarily related to commutation and
     assumption reinsurance on blocks of business                          (98)          (18,564)           (1,809)

Incurred related to:
     Current year                                                       10,998            80,336           173,406
     Prior years                                                         3,925            (3,962)           10,148
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                          14,923            76,374           183,554
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                        1,690            33,308            56,768
     Prior years                                                         9,911           119,865           102,948
-------------------------------------------------------------------------------------------------------------------
Total paid                                                              11,601           153,173           159,716
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $234,740, $329,398, and $215,327,
     respectively                                             $         63,413 $          60,189 $         155,552
-------------------------------------------------------------------------------------------------------------------

     Prior year incurreds for 2007 reflect unanticipated adverse claim development with reinsurance assumed and LTC-Retropool business. Prior year incurreds in 2006 reflect the commutation activity on the reinsurance assumed business and the release of the Health claim handling reserve. Prior-year incurreds for 2005 reflect unanticipated adverse claim development on prior policy years for both stop loss and reinsurance assumed business. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 13.

(13) REINSURANCE
     The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Included in reinsurance recoverables at December 31, 2007 are $1,476,367, $1,002,726, $445,223, $355,299, and $306,754 of claim-related recoverables from five insurers who, as of December 31, 2007, were rated A- or higher by A.M. Best's Insurance Reports. The Company mitigates risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit, account for less than 5% of the total Reinsurance recoverable as of December 31, 2007.

                                      43                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Effective June 30, 2005, the Company recaptured certain life and annuity business previously ceded to SCOR Life Re. Related to this transaction, the Company paid a ceding commission of $8,500 for the recapture of $311,712 in reserves and $5,956 of policyholder loans.

     Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company's ultimate parent, Allianz SE of $37, $387, and $712 in 2007, 2006, and 2005, respectively.

     Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $14,800 for the recapture of $37,873 in reserves.

     During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
     (HCC) to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which is being amortized into operations through 2009. The Company amortized $84,039 and $44,857 for 2007 and 2006, respectively, which is included on the Consolidated Statements of Operations. The remaining deferred gain was $7,906 and $91,946 as of December 31, 2007 and 2006, respectively. Offsetting the deferred gain, total incremental expenses of $24,859 were incurred in 2006 including $14,898 for commutation of certain reinsurance agreements in contemplation of the agreement with HCC, $7,565 for employee-related termination benefits, and $2,396 for write-off of capitalized software costs. The commutation of reinsurance agreements expense is included in benefit recoveries and the other incremental expenses are included in general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2006, all of these incremental costs were paid except for a $124 liability for termination benefits, which was paid in 2007.

     Throughout 2007, 2006, and 2005, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life and accident and health business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $71,549, $75,981, and $2,158 in 2007, 2006, and 2005, respectively, and received expense allowances of $3,505, $3,539, and $163 in 2007, 2006, and 2005,
     respectively.

     Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2007, 2006, and 2005, $11,652, $12,659, and $13,807, respectively, were amortized and included in other revenue on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2007 and 2006 was $54,026 and $65,677, respectively.

     During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,346,440 and $2,364,625 were recorded as of December 31, 2007 and 2006, respectively, in connection with these agreements.

     During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2007 and 2006, the remaining deferred gain after the novation was $6,841 and $8,531, respectively, and was included in deferred income on reinsurance on the Consolidated Balance Sheets. Deferred gain amortization was $1,689, $1,890 and $2,066 during 2007, 2006, and 2005, respectively, and was included in deferred gain on reinsurance in the Consolidated Statements of Operations.

                                      44                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

(14) INCOME TAXES
     INCOME TAX EXPENSE

     Total income tax expense for the years ended December 31 is as follows:


                                                                    2007             2006             2005
---------------------------------------------------------------------------------------------------------------

Income tax expense attributable to operations:
      Current tax expense                                    $        64,494  $        81,510  $        54,032
      Deferred tax (benefit) expense                                 (60,705)          28,558          (20,076)
---------------------------------------------------------------------------------------------------------------
           Total income tax expense
                attributable to operations                             3,789          110,068           33,956

Tax expense (benefit) attributable to equity
      earnings of equity method investees                                197           (1,266)           1,606
---------------------------------------------------------------------------------------------------------------
Total income tax expense
      attributable to net income                                       3,986          108,802           35,562

Income tax effect on equity:
      Income tax expense (benefit) allocated to
        stockholder's equity:
           Attributable to unrealized
                gains and (losses) on investments                    111,800              213         (102,934)
           Attributable to unrealized
                gains and (losses) on post-retirement
                obligation                                              (564)           1,304                -
           Attributable to unrealized
                gains and on foreign exchange                          3,513               68              587
---------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                            $       118,735  $       110,387  $       (66,785)
---------------------------------------------------------------------------------------------------------------

     COMPONENTS OF INCOME TAX EXPENSE

     Income tax expense computed at the statutory rate of 35% varies from income tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Income tax expense computed at
      the statutory rate                                    $         20,779  $      126,494  $       126,544
Dividends-received deductions and
      tax-exempt interest                                            (18,259)        (19,798)         (14,473)
Accrual (release) of tax contingency reserve                          (2,361)          4,400           (2,929)
IRS settlement                                                             -               -          (81,199)
Foreign tax, net                                                         688             389            4,848
Other                                                                  2,942          (1,417)           1,165
--------------------------------------------------------------------------------------------------------------

           Income tax expense as reported                   $          3,789  $      110,068  $        33,956
--------------------------------------------------------------------------------------------------------------

                                      45                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company was under audit by the IRS for the years ended December 31, 1991 through December 31, 2002. In June 2005, the joint Committee on Taxation approved the settlement of a refund claim filed by the Company that related to years under audit. This refund claim resulted in a net benefit, including tax and interest, of approximately $81,199. The benefit is reflected in income tax expense attributable to operations in the 2005 Consolidated Statement of Operations. During 2005, the Company also recorded a release of tax contingency reserve as a result of the IRS finalizing their audit of years 1991 through 2002.

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE CONSOLIDATED BALANCE SHEET
     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability, which is included in other liabilities on the consolidated balance sheets, at December 31 are as follows:

                                                                              2007                2006
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Policy reserves                                                $        1,710,145  $         1,701,390
      Coinsurance deferred income                                                28,424               63,195
      Expense accruals                                                           84,972               33,787
      Other-than-temporarily impaired assets                                    466,525              227,030
      Provision for post-retirement benefits                                      2,442                2,280
      Other                                                                         154                1,981
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                          2,292,662            2,029,663
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                              1,778,976            1,675,840
      Investment income                                                         103,761              140,383
      Depreciation/amortization                                                  24,276               23,907
      Value of business acquired                                                  9,924               18,846
      Deferred intercompany gain                                                  7,858                7,421
      Net unrealized gain on investments and foreign exchange                   404,312              162,358
      Other                                                                       4,599                8,242
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                     2,333,706            2,036,997
-------------------------------------------------------------------------------------------------------------

Net deferred tax liability                                           $           41,044  $             7,334
-------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid by the Company were $143,000, $83,896, and $239,034 in 2007, 2006, and 2005, respectively. At December 31, 2007 and 2006, respectively, the Company had a tax receivable from AZOA of $103,550 and $45,387, reported in other assets on the Consolidated Balance Sheets.

     At December 31, 2007 and 2006, the Company had a tax payable separate from the agreement with AZOA in the amount of $236 and $1,028, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.

                                      46                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company and its subsidiaries, except Allianz Life and Annuity Company, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. With few exceptions, the Company is no longer subject to U.S. Federal, state, and local, or non-U.S. income tax examinations by tax authorities for years before 2003. The Company's parent AZOA had net operating losses in 2000 through 2003 that were carried forward and used to offset taxable income in 2005 through 2007. Although the statute has closed for these years, they remain open to the extent that net operating losses utilized in future years can be adjusted. The years in which the net operating losses were used to offset taxable income will be open for examination for three years after the tax return for the given year was filed. 2005 through 2007 will close in 2009 through 2011, respectively. The tax year 2004 will close in 2008. The IRS has notified AZOA of its intent to initiate an audit of tax year 2006 during the calendar year 2008. At this time the Company is not aware of any adjustments that may be proposed by the IRS.

     The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized a $21,578 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2008 by approximately the same amount as it did in year 2007. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:


   Balance at January 1, 2007               $ 21,578
   Additions based on tax positions
       related to the current year             1,383
                                        -------------
                                        -------------
   Balance at December 31, 2007             $ 22,961
                                        =============
     Included in the balance at December 31, 2007 are $22,961 of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

     The Company recognizes interest and penalties accrued related to unrecognized tax benefits in Federal Income Tax Expense. During the years ended December 31, 2007, 2006, and 2005, the Company recognized (benefits) expense of approximately $(3,632), $6,769, and $0, respectively, in interest and penalties. The Company had approximately $3,137, and $6,769 for the payment of interest and penalties accrued at December 31, 2007 and 2006, respectively.

(15) RELATED-PARTY TRANSACTIONS
     Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales LLC (Life Sales) on February 1, 2006 for $23,587. AZIIG transferred its interest in Life Sales to a related party, Fireman's Fund Insurance Company, a sister company wholly owned by the same parent company, Allianz of America, Inc. As a result of this sale, the Company recognized a gain on the sale net of tax of $14,593.

     The Company held related-party invested assets of $725,826 and $218,553 at December 31, 2007 and 2006, respectively, representing 1.5% and 1% of total invested assets and 18.7% and 6.5% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+.

                                      47                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In December 2003, the Company entered into an agreement to lend Allianz SE $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. On December 27, 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $130,000 at December 31, 2007 and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $6,734, $13,056, and $13,468 was earned during 2007, 2006, and
     2005, respectively, and is included in the affiliated net investment income on the Consolidated Statements of Operations. The loan was collateralized by a (euro)100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $151,980 at December 31, 2007.

     Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2007 and 2006, in the amount of $12,283, and $11,447, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company
     (AGR), which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $6,137, $6,974, and $7,180 was earned during 2007, 2006, and 2005, respectively, and is included in the affiliated net investment income on the Consolidated Statements of Operations.

     In September 2005, the Company purchased corporate bonds with a carrying value of $98,081 from Fireman's Fund Insurance Company. This transaction included $1,560 of accrued interest and resulted in no gain or loss being recorded by either party.

     Beginning in 2005, the Company began participating in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had $177 and $150 in fair value of loaned securities outstanding as of December 31, 2007 and 2006, respectively. The fair value of collateral accepted that can be sold or repledged amounted to $199 and $151, of which none was sold or repledged as of December 31, 2007 or 2006, respectively. The Company earned fee revenue of $5,190, $4,451, and $4,025 for the years ended December 31, 2007, 2006, and 2005, respectively, in connection with these arrangements, which is reported in non-affiliated net investment income on the Consolidated Statements of Operations. See further discussion in note 2.

     In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. The fair value of the loan was $256,950 and $254,558 at December 31, 2007 and 2006, respectively. The outstanding loan balance is included as a component of stockholder's equity on the Consolidated Balance Sheets. Interest of $15,000 was earned during 2007, 2006, and 2005 and is included in non-affiliated net investment income on the Consolidated Statements of Operations.

     The Company purchases and writes option contracts with Dresdner Bank Aktiengesellschaft, a subsidiary of Allianz SE, as part of a derivative hedging strategy (see further discussion in note 2). At December 31, 2007 and 2006, options purchased were $1,772 and $1,600, respectively.

     The Company has real estate investment properties leased to affiliates. The Company reported $4,064, $3,993, and $3,407 in 2007, 2006, and 2005, respectively, for rental income included in the affiliated net investment income on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to Fireman's Fund Insurance Company
     (FFIC). The Company received rental income of $86, $24, and $22 in 2007, 2006, and 2005, respectively. In addition, the Company leases office space from FFIC pursuant to a

                                      48                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $157, $150, and $64 in 2007, 2006, and 2005, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

     The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $50,929, $19,779, and $16,736 in 2007, 2006, and 2005, respectively. The Company's liability for these expenses was $11,906 and $100 at December 31, 2007 and 2006, respectively, and is included in accrued expenses on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

     The Company provides various services to affiliated companies. The Company earned $5,330, $1,779, and $815 in 2007, 2006, and 2005, respectively, for related administrative expenses incurred. The receivable for these expenses was $1,261 and $405 for 2007 and 2006, respectively. On a quarterly basis, the Company receives payment through cash settlement.

     The Company has agreements with Pacific Investment Management Company (PIMCO) and Oppenheimer Capital, affiliates of the Company's, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by these affiliates. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $3,874, $2,699, and $2,322 during 2007, 2006, and 2005, respectively, which is included in other revenue on the Consolidated Statements of Operations. The receivable for these fees at December 31, 2007 and 2006 was $669 and $725, respectively, which is included in non-affiliated receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $4,097, $3,347, and $3,387 during 2007, 2006, and 2005, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $315 and $351 at December 31, 2007 and 2006, respectively, included in accrued expenses on the Consolidated Balance Sheets.

     In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least "AA" by S&P or Moody's. Through this agreement, AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company's, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from a wholly owned subsidiary of Dresdner Bank, Dresdner Bank Luxembourg. The effect of the agreement will result in a Reference Portfolio whereby DKPII will designate a portfolio of assets in accordance with pre-established investment guidelines. As of December 31, 2007, the value of this forward agreement is $519,556 and is included in loans to affiliates on the Consolidated Balance Sheets. Income earned in 2007 was $19,556 and is included in the non-affiliated net investment income on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current market value of the AZLPF position in the investment.

     In September 2007, the Company received a capital contribution of $150,000 from AZOA.

(16) EMPLOYEE BENEFIT PLANS
     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the

                                      49                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. The Company has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan year ended December 31, 2007. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan year ended December 31, 2006 and 2.5% of employees' salaries for the plan year ended December 31, 2005, reported in general and administrative expenses on the Consolidated Statements of Operations and funded in 2007 and 2006, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $9,960, $12,679, and $10,751 in 2007, 2006, and 2005, respectively, toward the AAAP matching contributions and administration expenses.

     The Company sponsors a deferred compensation plan for a defined group of highly compensated employees, with a minimum base salary of $125, for the purpose of providing tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan and funds are invested the first day of each month, with the Company paying any fee expense. The accrued liability of $14,776 and $17,860 as of December 31, 2007 and 2006, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $11,067 and $3,239 as of December 31, 2007 and 2006, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. Expense of $4,326, $10,980, and $6,660 was recorded in 2007, 2006, and 2005, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $6,192 and $14,860 as of December 31, 2007 and 2006, respectively, is recorded in accrued expenses on the Consolidated Balance Sheets. See further discussion in note 2.

     The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $457, $281, and $297 in 2007, 2006, and 2005, respectively.

                                      50                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. The Company expensed $5,712, $5,135 and $408 in 2007, 2006, and 2005, respectively, toward severance payments.

     The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2007 and 2006 was $6,978 and $6,514, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. During 2005, for tax advantages, the Company pre-funded its post-retirement liability. The Company plans to continue pre-funding in the future. The Company's plan assets at December 31, 2007 and 2006 were $14,503 and $13,500, respectively.

     In 2006, the Company adopted SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS. The amounts recognized in accumulated other comprehensive income consist of:

                                     2007           2006           2005
   -------------------------------------------------------------------------

   Net actuarial gain (loss)             $ 78       $ (2,763)           $ -
   Prior service (cost) credit         (1,190)         5,185              -
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   Total                             $ (1,112)       $ 2,422            $ -
   -------------------------------------------------------------------------

     Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost are $297 and $(1,188), respectively.

     No plan assets are expected to be returned to the Company during the next 12-month period.

(17) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS
     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

     The statutory capital and surplus of the Company reported in the statutory annual statement filed with the Sate of Minnesota as of December 31, 2007 and 2006 was $2,441,338 and $2,447,865, respectively. The statutory net income of the Company for the years ended December 31, 2007, 2006, and 2005 was $78,077, $318,528, and $468,803, respectively.

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2007 and 2006 were in compliance with these requirements.

                                      51                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $244,134 can be paid in 2008 without prior approval of the Commissioner of Commerce.

     REGULATORY RISK-BASED CAPITAL
     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 555% and 594% as of December 31, 2007 and 2006, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(18) COMMITMENTS AND CONTINGENCIES
     The Company and its subsidiaries are involved in various pending or threatened legal proceedings. This includes putative and certified class action proceedings arising from the conduct of the Company's business relating to sales practices of fixed annuities. In November 2007, the Company settled one of the pending class action lawsuits. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding. For each of the above-mentioned lawsuits, the Company cannot predict the potential outcome at this stage of the proceedings. The Company recognizes legal costs for defending itself as incurred.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. SEC, the Financial Industry Regulatory Authority (FINRA) (formerly known as National Association of Securities Dealers), and state Attorneys General, commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company has responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products. Also under investigation are compensation and revenue-sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates have

                                      52                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in responding to these requests.

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General's Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company's suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations by state insurance regulators. In some instances, these examinations may lead to enforcement proceedings. In February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department's allegations, the Company agreed to adopt additional modifications to the Company's suitability review process, to certain enhancements to the Company's existing processes and to payment of certain penalties, contributions and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

     A model regulation has been approved by the NAIC regarding the suitability of sales to seniors, and now has been expanded to include purchasers of all ages. In addition, the SEC has recently approved a proposed FINRA regulation governing the suitability of sales of variable annuities. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

     In addition, federal regulators have commenced a number of inquiries into the FIA industry and have issued various regulatory pronouncements. Among these are inquiries by the SEC and FINRA and a regulatory pronouncement by FINRA. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered FIAs as to how modern FIA products are structured; how the products are distributed; and whether certain FIAs should be required to register as securities. Like other FIA issuers, the Company was contacted regarding this matter. The Company responded, and there has been no further public action by the SEC. The North American Securities Administrators Association (NASAA) has identified attempting to get FIA's classified as securities as one of its top legislative priorities for 2008. In addition, FINRA has initiated various inquiries regarding transactions that involve exchanges from variable annuities into FIAs. Like other FIA issuers, the Company was contacted regarding this matter, and is responding. In addition, FINRA in 2005 issued a regulatory Notice to Members advising member firms of the unique issues raised by FIAs, and suggesting that broker-dealers consider taking various actions when their registered representatives sell FIAs as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding FIA sales by the representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when principals of the field marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from five to ten years, the latest of which expires in 2016.

                                      53                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $28,436.

     The Company has limited partnership investments that require the commitment of capital over a period of up to ten years. The Company had capital commitments of $68,818 and $98,568, of which $53,394 and $82,176 has been funded, at December 31, 2007 and 2006, respectively.

     Beginning in 2005, the Company has private placement investments that require commitments of capital within the next year. The Company had capital commitments of $33,000 and $22,500 at December 31, 2007 and 2006, respectively, related to private placements. Funding of the private placements occurred in January 2008.

     The Company has commercial mortgage loan investments that require commitments of capital within the next year. The Company had capital commitments of $182,360 and $260,837 at December 31, 2007 and 2006, respectively. These commercial mortgage loan commitments are expected to be fully funded by August 31, 2008.

     The Company leases office space and certain furniture and equipment pursuant to operating leases. Expense for all operating leases was $5,454, $9,739, and $8,603 in 2007, 2006, and 2005, respectively. A partial buyout of an operating lease during 2006 and the subsequent refinancing as a capital lease, reduced future minimum lease payments required under these leases. The future minimum lease payments required under operating leases are as follows:


2008                                                 $ 4,556
2009                                                   2,889
2010                                                   1,782
2011                                                   1,163
2012 and beyond                                        3,072
-------------------------------------------------------------
Total                                               $ 13,462
-------------------------------------------------------------


     During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company's headquarters. Expense for all capital leases was $3,120 and $64 for the years ended December 31, 2007 and 2006, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:


2008                                                            $ 2,898
2009                                                              2,731
2010                                                                886
2011                                                                886
2012 and beyond                                                   1,717
------------------------------------------------------------------------
Total minimum lease payments                                      9,118

Less: Executory costs (estimated)                                   572
------------------------------------------------------------------------
Net minimum lease payments                                        8,546
Less: Imputed interest                                              598
------------------------------------------------------------------------
------------------------------------------------------------------------
Present value of net minimum lease payments                     $ 7,948
------------------------------------------------------------------------



                                      54                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2007 are as follows:


2008                                                $ 17,868
2009                                                  15,911
2010                                                  12,794
2011                                                  11,197
2012 and beyond                                       28,442
-------------------------------------------------------------
Total                                               $ 86,212
-------------------------------------------------------------


(19) CAPITAL STRUCTURE

The Company is authorized to issue three types of capital stock, as outlined in the table below:

                               Authorized,    Par value,                                   Voluntary or involuntary
                                 Issued,      per share                                       liquidation rights
                               Outstanding                         Redemption rights
                             -----------------------------------------------------------------------------------------
Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,001
                                   20,000,001
----------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                           200,000,000
                                   18,903,484         1.00         Designated by Board for    Designated by Board for
                                   18,903,484                      each series issued         each series issued

----------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195                      $35.02 per share plus an   $35.02 per share plus an
                                    8,909,195                       amount to yeld a             amount to yeld a
                                       8,909          1.00        compounded annual return    compounded annual return
                                                                     of 6%, after actual        of 6%, after actual
                                                                        dividends paid            dividends paid
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00        $35.02 per share plus an   $35.02 per share plus an
                                    9,994,289                      amount to yeld a             amount to yeld a
                                         9,99                    compounded annual return    compounded annual return
                                                                    of 6%, after actual        of 6%, after actual
                                                                       dividends paid            dividends paid
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00          Designated by Board for    Designated by Board for
                                            0                       each series issued         each series issued
                                            0
----------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

                                      55                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

     As discussed in notes 2 and 15 to these consolidated financial statements, the Company carried out various capital transactions with related parties during 2007, 2006, and 2005.


(20) FOREIGN CURRENCY TRANSLATION
     An analysis of foreign currency translation (as described in note 2) for the respective years ended December 31 follows:


                                                                            2007             2006              2005
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments                     $ 7,889          $ 7,759           $ 6,668
----------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from
      translation adjustments                                               10,032              198             1,678
Amount of income tax expense for the period
      related to aggregate adjustment                                       (3,512)             (68)             (587)
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                 6,520              130             1,091
----------------------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments                       $ 14,409          $ 7,889           $ 7,759
----------------------------------------------------------------------------------------------------------------------

Canadian foreign exchange rate at end of year                              1.01322          0.85933           0.85605
----------------------------------------------------------------------------------------------------------------------

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007

                     Type of Investment                            Cost (1)           Fair Value            Amount at which
                                                                                                             shown in the
                                                                                                       Consolidated Balance Sheet
-------------------------------------------------------------   ----------------    ----------------    -------------------------
-------------------------------------------------------------   ----------------    ----------------    -------------------------

Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
         U.S. government                                            $ 1,929,269          $2,097,769           $2,097,769
         Agencies not backed by the full faith
              and credit of the U.S. government                          33,726              36,130               36,130
         States and political subdivisions                              289,978             307,689              307,689
         Foreign government                                             215,739             229,495              229,495
         Public utilities                                             1,451,535           1,490,340            1,490,340
         Corporate securities                                        19,015,811          19,563,675           19,563,675
         Mortgage-backed securities                                  10,276,194          10,618,797           10,618,797
         Collateralized mortgage obligations                             45,180              47,427               47,427
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total available-for-sale fixed-maturity securities       33,257,432          34,391,322           34,391,322
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
     Trading fixed-maturity securities:
         U.S. government                                              1,171,353           1,208,702            1,208,702
         Agencies not backed by the full faith
              and credit of the U.S. government                          20,643              21,169               21,169
         States and political subdivisions                               57,957              57,363               57,363
         Foreign government                                              40,953              41,508               41,508
         Public utilities                                               303,902             299,256              299,256
         Corporate securities                                         3,526,505           3,460,176            3,460,176
         Mortgage-backed securities                                     899,532             897,377              897,377
         Collateralized mortgage obligations                             41,078              41,542               41,542
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total trading fixed-maturity securities                   6,061,923           6,027,093            6,027,093
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
                Total fixed-maturity securities                      39,319,355         $40,418,415           40,418,415
-------------------------------------------------------------   ----------------    ================    -----------------
-------------------------------------------------------------   ----------------    ================    -----------------
Equity securities:
     Available-for-sale equity securities:
         Common stocks:
            Industrial and miscellaneous                                 17,361            $ 16,268               16,268
         Preferred stocks                                                   240                 451                  451
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total available-for-sale equity securities                   17,601              16,719               16,719
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
     Trading equity securities:
         Common stocks:
            Industrial and miscellaneous                                 25,079              29,325               29,325
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
                Total equity securities                                  42,680            $ 46,044               46,044
-------------------------------------------------------------   ----------------    ================    -----------------
-------------------------------------------------------------   ----------------    ================    -----------------
Other investments:
     Mortgage loans on real estate                                    4,402,214                                4,402,214
     Short-term securities                                              737,039                                  737,039
     Options                                                            379,855                                  379,855
     Real estate                                                        327,967                                  327,967
     Loans to affiliates                                                725,826                                  725,826
     Policy loans                                                       169,058                                  169,058
     Partnerships                                                        20,501                                   20,501
     Investment in equity-method investees                                  562                                      562
-------------------------------------------------------------   ----------------                        -----------------
-------------------------------------------------------------   ----------------                        -----------------
            Total other investments                                   6,763,022                                6,763,022
                                                                ----------------                        -----------------
                                                                ----------------                        -----------------
                Total investments                            $       46,125,057                              $47,227,481
                                                                ================                        =================
                                                                ================                        =================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.



    See accompanying report of independent registered public accounting firm.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

                                      As of December 31,                                     For the year ended December 31,
           --------------------------------------------------------------------  ---------------------------------------------------
           --------------------------------------------------------------------  ---------------------------------------------------
                                       Future                       Net premium                      Net change  Net change
                                  benefit reserves          Policy   revenue                            in           in
            Deferred    Deferred  and policy and             and     and other     Net                deferred     policy      Other
           acquisition    sales  contract account Unearned contract   contract   investment   Net      sales   acquisition operating
             costs    inducements     balances    premiums  claims  considerations income   benefits inducements*  costs**  expenses
------------------------------------------------------------------------------------------------------------------------------------
2007:
Life     $  188,301    $ (264  $ 2,055,549     $ 186  $ 19,952  $ 70,955    $ 43,857     $ 61,244    $ 8,046    $ (23,490)  $ 83,638
Annuities 5,283,977   768,180   50,737,462   149,998         -   255,719   2,097,837    1,082,802    (91,216)    (609,862) 1,532,096
Accident
and health  103,214         -    1,061,074    67,223   298,153   128,585      19,866       82,937          -      (17,383     70,702
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

          5,575,492 $ 767,916 $ 53,854,085 $ 217,407 $ 318,105 $ 455,259 $ 2,161,560  $ 1,226,983  $ (83,170)  $ (650,735 $1,686,436
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

2006:
Life     $  170,869   $ 8,393  $ 1,934,148     $ 190  $ 15,215  $ 61,008    $ 38,414     $ 46,474   $ (5,930)   $ (24,179)  $ 72,942
Annuities 5,008,526   712,929   45,909,869   201,549         -   281,255   1,634,027      905,150   (133,209)    (998,281) 1,467,394
Accident
and health   85,831         -      879,263    60,765   389,587   293,674      17,247      246,033          -      (27,186)   120,617
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

          5,265,226 $ 721,322 $ 48,723,280 $ 262,504 $ 404,802 $ 635,937 $ 1,689,688  $ 1,197,657 $ (139,139) $(1,049,646)$1,660,953
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

2005:
Life     $  148,320   $ 2,536  $ 1,867,883     $ 236  $ 24,978  $ 54,415    $ 27,533     $ 46,821   $ (2,736)   $ (22,032)  $ 34,614
Annuities 4,119,805   588,001   39,243,997   222,636         -   308,022   1,385,131    1,057,950   (190,365)    (961,894) 1,652,776
Accident
and health   58,646         -      713,352    53,250   370,880   285,412      13,284      222,245          -      (20,953)    97,451
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

         $4,326,771 $ 590,537 $ 41,825,232  $ 276,122 $ 395,858 $ 647,849 $ 1,425,948 $ 1,327,016 $ (193,101) $(1,004,879)$1,784,841
         ----------- --------- ------------- --------- --------- --------- ----------- ----------- ----------- ------------ --------
         ----------- --------- ------------- --------- --------- --------- ----------- ----------- ----------- ------------ --------

*     See note 10 for aggregate gross amortization of deferred sales inducements.
**    See note 9 for aggregate gross amortization of deferred acquisition costs.



    See accompanying report of independent registered public accounting firm.

                                                                                                                Percentage
                                                           Ceded             Assumed                            of amount
                                        Direct            to other         from other            Net             assumed
           Year ended                   amount           companies          companies          amount             to net
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2007:
     Life insurance in force           $ 21,558,390      $ 21,380,158        $ 9,487,390       $ 9,665,622             98.2%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 121,600          $ 75,160           $ 24,515          $ 70,955             34.6%
        Annuities                           253,812            (2,680)              (774)          255,718             -0.3%
        Accident and health                 259,045           182,914             52,455           128,586             40.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 634,457         $ 255,394           $ 76,196         $ 455,259             16.7%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2006:

     Life insurance in force           $ 19,670,790      $ 21,512,211       $ 10,097,563       $ 8,256,142            122.3%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 110,030          $ 71,272           $ 22,250          $ 61,008             36.5%
        Annuities                           280,396            (2,017)            (1,158)          281,255             -0.4%
        Accident and health                 404,556           251,341            140,459           293,674             47.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 794,982         $ 320,596          $ 161,551         $ 635,937             25.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2005:

     Life insurance in force           $ 18,735,647      $ 21,663,520       $ 10,980,508       $ 8,052,635            136.4%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 109,632          $ 74,698           $ 19,481          $ 54,415             35.8%
        Annuities                           309,755               472             (1,262)          308,021             -0.4%
        Accident and health                 369,401           198,097            114,109           285,413             40.0%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 788,788         $ 273,267          $ 132,328         $ 647,849             20.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

                                       10



                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Consolidated Balance Sheets as of December 31, 2007 and 2006.
    3.     Consolidated Statements of Operations for the years ended December 31, 2007, 2006 and 2005.
    4.     Consolidated Statements of Comprehensive Income for the years ended December 31, 2007, 2006 and 2005.
    5.     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.
    6.     Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.
    7.     Notes to Consolidated Financial Statements - December 31, 2007, 2006 and 2005.
    8.     Supplemental Schedules:
           - Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           - Schedule III - Supplemental Insurance Information.
           - Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2007.
    3.     Statements of Operations for the year or period ended December 31, 2007.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2007 and 2006.
    5.     Notes to Financial Statements - December 31, 2007.

b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1)incorporated by reference as exhibit EX-99.B1.
     2.   Not Applicable
     3.a. Principal Underwriter Agreement by and between North American Life and
          Casualty Company on behalf of NALAC Financial Plans, Inc. dated
          September 14, 1988.(2) incorporated by reference as exhibit
          EX-99.B3.a.(North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC
          Financial Plans, Inc., is the predecessor to USAllianz Investor
          Services, LLC, which is the predecessor to Allianz Life Financial
          Services, LLC.)
     b.   Copy of Broker-Dealer Agreement between North American Life and
          Casualty Company and NALAC Financial Plans, Inc. dated November 19,
          1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September
          30, 2002; Amendment #3 dated October 1, 2003.(15) incorporated by reference as exhibit EX-99.B3.b.(North American Life and Casualty
          Company is the predecessor to Allianz Life Insurance Company of North
          America. NALAC Financial Plans, Inc, is the predecessor to USAllianz
          Investor Services, LLC, which is the predecessor to Allianz Life
          Financial Services, LLC.)
     c.   Form of General Agency Agreement with Allianz Life Financial Services,
          LLC. (13) incorporated by reference as exhibit EX-99.B3.b.
     4.a. Individual Variable Annuity Original Contract and Schedule Page -
          L40236(6-00)(4)incorporated by reference as exhibit EX-99.B4.
     b. Individual Variable Annuity-May 2003 Contract - L40236(5-03)(8) incorporated by reference as exhibit EX-99.B4.b.
     c. Contract Schedule Page-September 2002 Contract - S40098(6-00)(7) incorporated by reference as exhibit EX-99.B4.l.
     d. Contract Schedule Page-May 2003 Contracts - S40098(5-03)(8) incorporated by reference as exhibit EX-99.B4.d.
     e. Contract Schedule Page-PRIME Plus - S40098(1-06)(12) incorporated by reference as exhibit EX-99.B4.e.
     f. Contract Schedule Addendum-add, reset-PRIME Plus - S40728-A-R(12) incorporated by reference as exhibit EX-99.B4.f.
     g. Contract Schedule Addendum-drop-PRIME Plus - S40728-D(12) incorporated by reference as exhibit EX-99.B4.g.
     h. Asset Allocation Rider-PRIME Plus - S40721-REW(12) incorporated by reference as exhibit EX-99.B4.h.
     i. PRIME Plus Benefit Rider - S40722(12) incorporated by reference as exhibit EX-99.B4.i.
     j. Annuity Option 6 Amendment Endorsement - S40397(8) incorporated by reference as exhibit EX-99.B4.e.
     k. Waiver of CDSC Endorsement - S40104(4) incorporated by reference as exhibit EX-99.B4.a.
     l. Traditional GMDB Endorsement - S40105(4)incorporated by reference as exhibit EX-99.B4.b.
     m. Traditional GMDB Rider II-PRIME Plus - S40727(12) incorporated by reference as exhibit EX-99.B4.m.
     n. Enhanced GMDB Endorsement-Original Contracts - S40107(4) incorporated by reference as exhibit EX-99.B4.c.
     o. Enhanced GMDB Endorsement-September 2002 Contracts - S40242(7) incorporated by reference as exhibit EX-99.B4.k.
     p. Enhanced GMDB Endorsement-May 2003 Contracts - S40390(8) incorporated by reference as exhibit EX-99.B4.j.
     q. Enhanced GMDB Rider II-PRIME Plus - S40726 (12) incorporated by reference as exhibit EX-99.B4.q.
     r.   IRA Endorsement(4) incorporated by reference as exhibit EX-99.B4.d.
     s.   Unisex Endorsement(4) incorporated by reference as exhibit
          EX-99.B4.e.
     t. Pension Plan and Profit Sharing Plan Endorsement(4) incorporated by reference as exhibit EX-99.B4.f.
     u. Group Pension Plan Death Benefit Endorsement(4) incorporated by reference as exhibit EX-99.B4.g.
     v.   403(b) Annuity Endorsement(4) incorporated by reference as exhibit
          EX-99.B4.h.
     w.   Roth IRA Endorsement(4) incorporated by reference as exhibit
          EX-99.B4.i.
     x. Traditional GMIB-Original and May 2003 Contracts - S40389(8) incorporated by reference as exhibit EX-99.B4.q.
     y. Enhanced GMIB Endorsement-September 2002 Contracts - S40241(7) incorporated by reference as exhibit EX-99.B4.j.
     z.   Enhanced GMIB Endorsement-Original and May 2003 Contracts -
          S40391(8)incorporated by reference as exhibit EX-99.B4.s.
     aa. Traditional GPWB Endorsement - S40392(8) incorporated by reference as exhibit EX-99.B4.t.
     ab. Enhanced GPWB Endorsement - S40393(8) incorporated by reference as exhibit EX-99.B4.u.
     ac. Inherited IRA/Roth IRA Endorsement(11) incorporated by reference as exhibit EX-99.B4.v.
     5.a. Application for Individual Variable Ann-Original Contract - F40327(4)
          incorporated by reference as exhibit EX-99.B5.
     b.   Application for Individual Variable Ann-September 2002 Contract -
          F40327(06-02)(7) incorporated by reference as exhibit EX-99.B5.b.
     c.   Application for Individual Variable Ann-May 2003 Contract -
          F40327(05-03)(8) incorporated by reference as exhibit EX-99.B5.c.
     d.   Application for Individual Variable Ann-PRIME Plus Contract -
          F40327(1-06)(12)incorporated by reference as exhibit EX-99.B5.d.

     6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated
          August 26, 1996(13)incorporated by reference as exhibit EX-99.B6.(i).
      (ii)Copy of the Restated Bylaws of the Company (as amended October 2,
          1996)(13) incorporated by reference as exhibit EX-99.B6.(ii).

     7.   Not Applicable

    8.a.  22c-2 Agreements (16)incorporated by reference as exhibit EX-99.B8.a.

     b.   Form of Participation Agreement between BlackRock Series Fund, Inc.,
          BlackRock Distributors, Inc., Allianz Life Insurance Co. of North
          America, and Allianz Life Financial Services, LLC (16)incorporated by reference as exhibit EX-99.B8.b.
     c.   Form of Adminstrative Service Agreement between BlackRock Advisors,
          LLC and Allianz Life (16)incorporated by reference as exhibit
          EX-99.B8.c.

     d.   Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Allianz Life Insurance Company of
          North America, dated 11/1/1999(3)incorporated by reference as exhibit
          EX-99.B8.e.
     e.   Copy of Amendments to Participation Agreement between Davis Variable
          Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance
          Company of North America dated 5/1/07(16) incorporated by reference as exhibit EX-99.B8.e.

     f.   Copy of Administrative Services Agreement between The Dreyfus
          Corporation and Allianz Life Insurance Company of North America, dated
          5/1/2002(15)incorporated by reference as exhibit EX-99.B8.f.
     g.   Copy of Amendments to Administrative Services Agreement between The
          Dreyfus Corporation and Allianz Life Insurance Company of North
          America, dated 8/7/02, 10/16/06(15)incorporated by reference as exhibit EX-99.B8.g.
     h.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
          Corporation and USAllianz Investor Services, LLC (predecessor to
          Allianz Life Financial Services, LLC.), dated 5/1/2002(15)incorporated by reference as exhibit EX-99.B8.h.
     i.   Copy of Fund Participation Agreement between Allianz Life Insurance
          Company of North America, Dreyfus Investment Portfolios and The
          Dreyfus Life and Annuity Index Fund, dated 5/1/2002(8)incorporated by reference as exhibit EX-99.B8.h.
     j.   Copy of Amendment to Fund Participation Agreement between Allianz Life
          Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007(16) incorporated by reference as exhibit EX-99.B8.j.

     k.   Copy of Administrative Services Agreement between Franklin Templeton
          Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(10)incorporated by reference as exhibit EX-99.B8.ac.
     l.   Copy of Amendments to Administrative Services Agreement between
          Franklin Templeton Services LLC and Allianz Life Insurance Company of
          North America, dated 7-31-2007(16) incorporated by reference as exhibit EX-99.B8.l.
     m.   Copy of Participation Agreement between Franklin Templeton Variable
          Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
          Allianz Life Insurance Company of North America and USAllianz Investor
          Services, LLC (the predecessor to Allianz Life Financial Services,
          LLC.), and dated 10/1/2003(10)incorporated by reference as exhibit
          EX-99.B8.h.
     n.   Copy of Amendments to Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life
          Financial Services, LLC.), dated 5/1/07 & 12/11/2007(16) incorporated by reference as exhibit EX-99.B8.n.

     o.   Copy of Participation Agreement between Premier VIT, Allianz Life
          Insurance Company of North America and Allianz Global Investors
          Distributors LLC, dated 5/1/2006(14)incorporated by reference as exhibit EX-99.B8.ai.
     p. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated
          5/1/2006(14)incorporated by reference as exhibit EX-99.B8.aj.
     q.   Copy of Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
          America, dated 12/1/1999(9)incorporated by reference as exhibit
          EX-99.B8.u.
     r.   Copy of Amendment to Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
          America, dated 2/1/00(15)incorporated by reference as exhibit
          EX-99.B8.r.
     s.   Copy of Participation Agreement between Oppenheimer Variable Account
          Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of
          North America, dated 12/1/1999(3)incorporated by reference as exhibit
          EX-99.B8.h.
     t.   Copy of Amendments to Participation Agreement between Oppenheimer
          Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
          Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04,
          4/29/05, 5/1/06(15)incorporated by reference as exhibit EX-99.B8.t.

     u.   Copy of Amended and Restated Services Agreement between Pacific
          Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(15)incorporated by reference as exhibit EX-99.B8.u.
     v. Copy of Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds
          Distributors LLC, dated 12/1/1999(3)incorporated by reference as exhibit EX-99.B8.i.
     w.   Copy of Amendments to Participation Agreement between Allianz Life
          Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02,
          5/1/03, 4/30/04, 4/29/05(15)incorporated by reference as exhibit
          EX-99.B8.w.
     x.   Copy of Distribution Services Agreement between Allianz Life Insurance
          Company of North America and Allianz Global Investors Distributors,
          LLC, dated 01/01/2007(15)incorporated by reference as exhibit
          EX-99.B8.x.

     y.   Copy of Services Agreement between Prudential Investment Management
          Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000(9)incorporated by reference as exhibit EX-99.B8.y.
     z.   Copy of Amendment to Services Agreement between Prudential Investment
          Management Services LLC and Allianz Life Insurance Company of North
          America, dated 9/9/2002(15)incorporated by reference as exhibit
          EX-99.B8.z.
     aa.  Copy of Fund Participation Agreement between Allianz Life Insurance
          Company of North America, The Prudential Series Fund, Inc., Prudential
          Investments Fund Management LLC, and Prudential Investment Management
          Services, LLC, dated 12/15/2000(5)incorporated by reference as exhibit
          EX-99.B8.k.

     ab. Copy of Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated
          12/16/1999(9)incorporated by reference as exhibit EX-99.B8.x.
     ac.  Copy of Fund Participation Agreement between Seligman Portfolios, Inc.
          and Allianz Life Insurance Company of North America, dated
          12/1/1999(3)incorporated by reference as exhibit EX-99.B8.j.
     ad.  Copy of Amendments to Participation Agreement between Seligman
          Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(15)incorporated by reference as exhibit EX-99.B8.ad.

    9.    Opinion and Consent of Counsel*
    10.   Consent of Independent Registered Public Accounting Firm*
    11.   Not Applicable
    12.   Not Applicable
    13.   Power of Attorney(16)incorporated by reference as exhibit EX-99.B13.

* Filed herewith

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos.333-82329 and 811-05618) electronically filed December 30, 1999.
(4) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on January 31, 2000.
(5) Incorporated by reference from Post-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6) Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7) Incorporated by reference from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on June 21, 2002.
(8) Incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 25, 2003.
(9) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(10)Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(11)Incorporated by reference from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2005.
(12)Incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 27, 2006.
(13)Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(14)Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(15) Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(16)Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.


ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Director, Executive Vice President and
                                                        Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Director, President and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     Volker Stueven                                     Senior Vice President, Chief Investment Officer
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Senior Vice President, Chief Distribution Officer
     -------------------------------------------------- ------------------------------------------------------
     Juli M. Wall                                       Senior Vice President, Corporate Marketing & Communications
     -------------------------------------------------- ------------------------------------------------------
     Linda E. Wright                                    Senior Vice President, Treasurer
     -------------------------------------------------- ------------------------------------------------------
     Cynthia L. Pevehouse                               Senior Vice President, Secretary
     -------------------------------------------------- ------------------------------------------------------
     Jan R. Carendi                                     Director and Chairman of the Board
     Allianz AG
     Koenigin Strasse 28
     D-80802
     Munich, Germany
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet                                  Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Clement Booth                                      Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Brigitte Bovermann                                 Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2008 there were 17,788 qualified Contract Owners and 9,814 non-qualified Contract Owners with Contracts in the separate account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                      Allianz Life of NY Variable Account C

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Robert DeChellis           Chief Manager, Chief Executive Officer, President and Governor

Thomas Burns               Governor

Angela Wilson              Chief Financial Officer and Vice President

Catherine Q. Farley        Senior Vice President

Corey J. Walther           Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Vice President and Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary


c.
For the period 1-1-2007 to 12-31-2007:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services,LLC      $218,444,880.80              $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $218,444,880.80 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 24th day of April, 2008.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel

                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     GARY C. BHOJWANI*
                                      ------------------------------
                                           Gary C. Bhojwani
                                    President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 24th day of April, 2008.

Signature  and  Title

Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Gary C. Bhojwani*          Director, President and Chief Executive Officer
Gary C. Bhojwani

Jill E. Paterson*          Director, Executive Vice President and
Jill E. Paterson           Chief Financial Officer

Peter Huehne*              Director
Peter Huehne

Dr. Helmut Perlet*         Director
Dr. Helmut Perlet

Charles Kavitsky*          Director
Charles Kavitsky

Clement Booth*             Director
Clement Booth

Dr. Brigitte Bovermann*    Director
Dr. Brigitte Bovermann



                               *By    Power of Attorney filed as Exhibit 13
                                      to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 18
                                       TO
                                    FORM N-4
                       (FILE NOS. 333-95729 AND 811-05618)
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EX-99.B9 Opinion and Consent of Counsel
EX-99.B10 Consent of Independent Registered Public Accounting Firm